UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02628

Fidelity Municipal Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2018

Item 1.

Reports to Stockholders

Fidelity® Conservative Income Municipal Bond Fund Fidelity® Conservative Income Municipal Bond Fund and Institutional Class Semi-Annual Report June 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Maturity Diversification as of June 30, 2018

% of fund's investments
1 - 7	38.4
8 - 30	1.5
31 - 60	3.2
61 - 90	1.9
91 - 180	4.8
> 180	50.2

Top Five States as of June 30, 2018

% of fund's net assets
New Jersey	17.2
Texas	8.9
Louisiana	8.6
New York	7.2
Illinois	6.6

Top Five Sectors as of June 30, 2018

% of fund's net assets
General Obligations	32.4
Synthetics	19.5
Industrial Development	13.5
Electric Utilities	12.0
Transportation	7.5

Quality Diversification (% of fund's net assets)

As of June 30, 2018
AAA	2.6%
AA,A	37.0%
BBB	3.8%
Not Rated	0.3%
Short-Term Investments and Net Other Assets	56.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 43.8%
	Principal Amount	Value
Alabama - 0.4%
Mobile County Board of School Commissioners:
Series 2016 A, 3% 3/1/19	$410,000	$413,239
Series 2016 B, 5% 3/1/19	670,000	684,057
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds:
(Alabama Pwr. Co. Barry Plant Proj.) Series 2008, 1.625%, tender 10/2/18 (a)	4,065,000	4,064,472
Series 2009 E, 1.85%, tender 3/24/20 (a)	1,570,000	1,558,366

TOTAL ALABAMA		6,720,134

Alaska - 0.1%
North Slope Borough Gen. Oblig. Series 2017 A, 5% 6/30/21 (Pre-Refunded to 6/30/20 @ 100)	440,000	468,050
Valdez Marine Term. Rev. (BP Pipelines (Alaska), Inc. Proj.) Series 2003 C, 5% 1/1/21	665,000	712,468

TOTAL ALASKA		1,180,518

Arizona - 0.6%
Arizona Board of Regents Arizona State Univ. Rev. Series 2016 A, 5% 7/1/19	370,000	382,624
Arizona School Facilities Board Ctfs. of Prtn. Series 2015 A, 5% 9/1/19	845,000	877,507
Coconino County Poll. Cont. Corp. Rev. Bonds (Nevada Pwr. Co. Projs.):
Series 2017 A, 1.8%, tender 5/21/20 (a)(b)	6,615,000	6,567,570
Series 2017 B, 1.6%, tender 5/21/20 (a)	820,000	812,612
Glendale Gen. Oblig. Series 2015, 4% 7/1/18 (FSA Insured)	275,000	275,000
Maricopa County Indl. Dev. Auth. Rev. Series 2016 A, 5% 1/1/20	2,360,000	2,470,873

TOTAL ARIZONA		11,386,186

Arkansas - 0.2%
Little Rock School District Series 2017, 3% 2/1/21	3,255,000	3,330,581
Colorado - 1.8%
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/20	185,000	196,250
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2017C-1, 4%, tender 3/1/20 (a)	8,160,000	8,360,491
Denver City & County Arpt. Rev. Series 2017 A, 5% 11/15/19 (b)	1,060,000	1,104,096
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,010,000	10,980,713
Series 2000 B:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,165,000	5,151,261
0% 9/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,480,000	3,405,980
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,243,944
Series 2015 A:
2.35% 9/1/20	300,000	302,142
5% 9/1/20	845,000	898,151

TOTAL COLORADO		31,643,028

Connecticut - 5.2%
Connecticut Gen. Oblig.:
Series 2005 B, 5.25% 6/1/19	1,245,000	1,283,159
Series 2011 C, SIFMA Municipal Swap Index + 1.100% 2.61% 5/15/19 (a)(c)	3,720,000	3,743,622
Series 2011 D:
5% 11/1/18	245,000	247,803
5% 11/1/19	955,000	993,611
Series 2012 A:
SIFMA Municipal Swap Index + 1.100% 2.61% 4/15/19 (a)(c)	1,505,000	1,514,286
SIFMA Municipal Swap Index + 1.250% 2.76% 4/15/20 (a)(c)	9,665,000	9,792,191
Series 2012 C:
5% 6/1/19	370,000	380,508
5% 6/1/20	1,940,000	2,042,199
Series 2012 D:
SIFMA Municipal Swap Index + 0.770% 2.28% 9/15/18 (a)(c)	2,245,000	2,248,210
SIFMA Municipal Swap Index + 0.920% 2.43% 9/15/19 (a)(c)	1,870,000	1,881,688
Series 2013 A:
SIFMA Municipal Swap Index + 0.550% 2.06% 3/1/19 (a)(c)	795,000	796,320
SIFMA Municipal Swap Index + 0.650% 2.16% 3/1/20 (a)(c)	220,000	220,504
5% 10/15/19	1,040,000	1,080,789
Series 2013 D:
SIFMA Municipal Swap Index + 0.880% 2.39% 8/15/19 (a)(c)	745,000	749,254
2.39% 8/15/18 (a)	2,230,000	2,232,275
5% 8/15/20	560,000	592,721
Series 2014 B, SIFMA Municipal Swap Index + 0.490% 2% 3/1/19 (a)(c)	310,000	310,394
Series 2014 C, 5% 6/15/20	1,155,000	1,217,070
Series 2014 E, 5% 9/1/19	1,245,000	1,289,372
Series 2014 H, 5% 11/15/18	235,000	238,008
Series 2015 E, 5% 8/1/19	570,000	588,941
Series 2015 F:
5% 11/15/18	1,785,000	1,807,848
5% 11/15/20	530,000	564,280
Series 2016 B:
5% 5/15/19	2,240,000	2,301,712
5% 5/15/20	1,495,000	1,572,800
5% 5/15/21	5,345,000	5,735,292
Series 2016 E:
4% 10/15/19	2,565,000	2,633,255
5% 10/15/20	3,460,000	3,676,077
Series 2016 G:
5% 11/1/18	1,600,000	1,618,304
5% 11/1/19	1,620,000	1,685,497
Series 2017 A, 5% 4/15/20	7,610,000	7,992,707
Series 2017 B:
5% 4/15/19	1,880,000	1,927,132
5% 4/15/20	300,000	315,087
Series 2018 A, 5% 4/15/20	1,315,000	1,381,131
Series 2018 B:
5% 4/15/21	3,285,000	3,519,023
5% 4/15/22	1,315,000	1,433,915
Series A, 5% 2/15/21	4,425,000	4,509,695
Series D, SIFMA Municipal Swap Index + 1.020% 2.53% 8/15/20 (a)(c)	615,000	621,728
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
(Ascension Health Cr. Group Proj.) Series 1999 B, 1.65%, tender 3/1/19 (a)	2,025,000	2,022,874
(Yale New Haven Hosp. Proj.) Series B, 1 month U.S. LIBOR + 0.550% 1.878%, tender 7/2/18 (a)(c)	3,125,000	3,125,375
Series 2010 A2, 1.2%, tender 2/1/19 (a)	1,445,000	1,441,937
Series 2008 N, 5% 7/1/22	1,600,000	1,600,000
Series 2008, 5% 7/1/34	525,000	525,000
Series 2011F, 5% 7/1/18	2,015,000	2,015,000
Series 2016 CT, 3% 12/1/19	445,000	453,028
Series A, 5% 7/1/20	1,400,000	1,485,680
Connecticut Higher Ed. Supplemental Ln. Auth. Rev. (Chelsea Ln. Prog.) Series 2013 A, 4% 11/15/18 (b)	600,000	604,170
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2014 A, 5% 9/1/20	420,000	445,498
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A:
5% 6/15/19 (b)	725,000	746,815
5% 6/15/20 (b)	920,000	972,514
New Britain Gen. Oblig. Series 2017 A:
5% 3/1/19 (FSA Insured)	370,000	378,580
5% 3/1/20 (FSA Insured)	185,000	195,142
5% 3/1/21 (FSA Insured)	255,000	274,173
Stratford Gen. Oblig. Series 2017, 4% 7/1/19 (FSA Insured)	480,000	490,838

TOTAL CONNECTICUT		93,515,032

District Of Columbia - 0.0%
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2012 A, 5% 10/1/18 (b)	150,000	151,257
Florida - 2.7%
Broward County Arpt. Sys. Rev. Series 2012 P1, 4% 10/1/19 (b)	540,000	554,342
Broward County Port Facilities Rev. Series 2011 B, 5% 9/1/18 (b)	230,000	231,274
Broward County School Board Ctfs. of Prtn. Series 2011 A, 5% 7/1/19	610,000	630,685
Citizens Property Ins. Corp.:
Series 2011 A1, 5% 6/1/19	4,085,000	4,207,060
Series 2012 A1:
5% 6/1/19	5,305,000	5,463,513
5% 6/1/21	7,885,000	8,550,573
Florida Mid-Bay Bridge Auth. Rev. Series 2015 C, 5% 10/1/18	205,000	206,738
Florida Muni. Pwr. Agcy. Rev. Series 2008, 5% 10/1/18	370,000	373,212
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2010 B, 4.25% 10/1/18 (b)	125,000	125,851
Series 2016, 5% 10/1/20 (b)	150,000	159,824
Halifax Hosp. Med. Ctr. Rev. Series 2016, 5% 6/1/19	185,000	189,915
Lakeland Hosp. Sys. Rev. Series 2016:
4% 11/15/18	370,000	373,267
5% 11/15/19	195,000	203,518
Lee County Arpt. Rev. Series 2010A, 5.5% 10/1/18 (FSA Insured) (b)	780,000	787,387
Miami-Dade County Aviation Rev.:
Series 2010 B, 5% 10/1/18	1,110,000	1,119,435
Series 2012 A, 5% 10/1/21 (b)	710,000	773,531
Series 2017 B, 5% 10/1/19 (b)	3,905,000	4,057,022
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/18	440,000	440,000
Miami-Dade County Pub. Facilities Rev. Series 2015 A, 5% 6/1/19	1,210,000	1,245,259
Miami-Dade County School Board Ctfs. of Prtn.:
(Miami-Dade County School District proj.) Series 2012 B-1, 5% 10/1/19	415,000	431,837
(Miami-Dade County School District) Series 2012 B-2, 4% 4/1/20	400,000	414,476
Series 2014 D:
5% 11/1/19	5,185,000	5,408,577
5% 11/1/20	485,000	519,066
Series 2015 A:
5% 5/1/19	3,310,000	3,401,257
5% 5/1/20	1,300,000	1,372,267
5% 5/1/21	885,000	956,853
Series 2016 C, 5% 2/1/20	1,360,000	1,426,069
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B, 4% 8/1/19	260,000	266,724
Series 2015 B, 5% 8/1/19	1,700,000	1,762,050
Tampa Solid Waste Sys. Rev.:
Series 2010, 5% 10/1/19 (FSA Insured) (b)	745,000	773,809
Series 2013, 5% 10/1/20 (b)	490,000	521,424
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2016 A:
5% 9/1/18	295,000	296,673
5% 9/1/19	375,000	389,070
5% 9/1/20	435,000	462,644

TOTAL FLORIDA		48,095,202

Georgia - 1.4%
Clarke County Hosp. Auth. Series 2016:
5% 7/1/18	670,000	670,000
5% 7/1/19	855,000	883,053
5% 7/1/20	560,000	594,614
Cobb County Kennestone Hosp. Auth. Rev. (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
5% 4/1/19	95,000	97,529
5% 4/1/20	130,000	137,155
5% 4/1/21	300,000	323,409
Fulton County Dev. Auth. Hosp. R (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
3% 4/1/19	110,000	111,306
5% 4/1/20	110,000	116,054
5% 4/1/21	245,000	264,117
Fulton County Dev. Auth. (Piedmont Healthcare, Inc. Proj.) Series 2016, 5% 7/1/20	370,000	392,870
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Combined Cycle Proj.) Series A, 5% 11/1/18	355,000	358,862
(Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	400,000	406,860
(Unrefunded Balance Proj.) Series 2008, 5.75% 1/1/19	140,000	140,346
Series 2008 A:
5.25% 1/1/19	415,000	422,117
5.25% 1/1/21	400,000	430,060
Series 2009 B, 5% 1/1/20	9,825,000	10,259,756
Series 2011 A:
5% 1/1/19	2,170,000	2,204,568
5% 1/1/20	525,000	548,231
5% 1/1/21	585,000	625,429
Series 2015 A:
5% 1/1/20	290,000	302,833
5% 1/1/21	745,000	796,487
Series 2016 A:
4% 1/1/19	650,000	657,170
4% 1/1/21	820,000	856,859
5% 1/1/19	1,115,000	1,132,762
Series GG:
5% 1/1/20	355,000	370,979
5% 1/1/21	635,000	679,367
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
3% 4/1/19	350,000	354,155
3% 4/1/20	110,000	112,294
3% 4/1/21	100,000	102,494
Lagrange-Troup County Hosp. Rev. (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
5% 4/1/20	95,000	100,229
5% 4/1/21	240,000	258,727

TOTAL GEORGIA		24,710,692

Hawaii - 0.0%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/18 (b)	485,000	485,000
Idaho - 0.1%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. (Idaho St Garvee Proj.) Series 2017 A:
5% 7/15/20	445,000	472,750
5% 7/15/21	660,000	717,585

TOTAL IDAHO		1,190,335

Illinois - 3.5%
Champaign County Ill Cmnty. Unit Series 2017, 5% 1/1/21	745,000	797,612
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Series 2014 D, 5% 12/1/19	1,620,000	1,693,969
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2011 B, 5% 1/1/19	325,000	330,486
Series 2015 A, 5% 1/1/19 (b)	355,000	360,779
Chicago Park District Gen. Oblig. Series 2011 B, 4% 1/1/19	200,000	201,780
Chicago Transit Auth. Cap. Grant Receipts Rev.:
Series 2015, 5% 6/1/19	700,000	719,558
Series 2017:
4% 6/1/19	1,070,000	1,090,287
5% 6/1/20	2,050,000	2,164,718
5% 6/1/21	975,000	1,048,700
Cook County Gen. Oblig.:
Series 2014 A, 5% 11/15/18	1,595,000	1,614,587
Series 2018:
3% 11/15/18	1,425,000	1,432,139
5% 11/15/19	1,115,000	1,160,158
Illinois Fin. Auth. Rev.:
(Hosp. Sisters Svcs., Inc. Proj.) Series 2012 C, 5% 8/15/20	2,005,000	2,136,769
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/19	1,415,000	1,476,029
Bonds:
(Advocate Health Care Network Proj.) Series 2008 A2, 5%, tender 2/12/20 (a)	1,165,000	1,222,108
(Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	2,100,000	2,085,468
Series 2008 B, 5.5% 8/15/19 (Pre-Refunded to 8/15/18 @ 100)	185,000	185,890
Series 2008 D, 5.5% 11/1/18	660,000	668,534
Series 2011 A, 5% 8/15/18	1,860,000	1,867,217
Series 2012 A, 5% 5/15/19	485,000	497,557
Series 2015 A, 5% 11/15/18	1,000,000	1,012,320
Series 2016 A:
5% 8/15/18	370,000	371,365
5% 7/1/19	445,000	458,568
5% 8/15/19	370,000	380,612
Series 2016 D, 5% 2/15/20	1,475,000	1,549,842
Series 2016:
4% 11/15/18	280,000	282,380
5% 11/15/19	260,000	271,032
Illinois Gen. Oblig.:
Series 2001, 5.5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700,000	3,709,583
Series 2006 A, 5% 6/1/19	485,000	495,757
Series 2010, 5% 1/1/19 (FSA Insured)	2,700,000	2,741,256
Series 2012, 5% 3/1/19	300,000	304,995
Series 2016, 5% 6/1/19	350,000	357,763
Series 2018 A, 5% 5/1/19	8,500,000	8,672,040
Illinois Muni. Elec. Agcy. Pwr. Supply:
Series 2007 C, 5.25% 2/1/20	430,000	452,902
Series 2015 A:
5% 2/1/19	5,145,000	5,246,922
5% 2/1/21	980,000	1,053,235
Illinois Reg'l. Trans. Auth.:
Series 2010A, 5% 7/1/20	1,305,000	1,360,985
Series 2011 A, 5% 6/1/19 (FSA Insured)	3,055,000	3,143,473
Series 2014 A, 5% 6/1/19	585,000	601,942
Series 2017 A:
5% 7/1/20	520,000	551,190
5% 7/1/21	520,000	564,018
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2013 B-1, 5% 12/1/18	600,000	608,442
Railsplitter Tobacco Settlement Auth. Rev. Series 2010:
5% 6/1/19	650,000	667,927
5.125% 6/1/19	1,110,000	1,141,857
5.25% 6/1/20	1,535,000	1,625,381
Univ. of Illinois Board of Trustees Ctfs. of Prtn.:
Series 2014 A, 5% 10/1/18	460,000	463,533
Series 2016 A, 4% 8/15/19	500,000	510,700
Univ. of Illinois Rev. Series 2001 B, 5.5% 4/1/19	315,000	323,121
Will County Illinois Series 2016, 4% 11/15/18	645,000	651,147

TOTAL ILLINOIS		62,328,633

Indiana - 0.6%
Indiana Fin. Auth. (Citizens Energy Group Wtr. Proj.) Series 2014 A, 5% 10/1/19	340,000	353,835
Indiana Fin. Auth. Hosp. Rev. Series 2017 A, 5% 11/1/18	670,000	677,685
Indiana Fin. Auth. Rev. Series 2016:
3% 9/1/18	260,000	260,543
3% 9/1/19	185,000	187,366
4% 9/1/20	370,000	385,407
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.) Series 2012 A, 5% 10/1/18	965,000	973,280
Series 2011 B, 5% 10/1/18	650,000	655,577
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A2, 4%, tender 3/1/19 (a)	1,210,000	1,227,315
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/19	790,000	803,809
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.) Series 2016 A1, 5% 1/1/19 (b)	645,000	655,855
Series 2016, 5% 1/1/20 (b)	2,000,000	2,095,460
Whiting Envir. Facilities Rev. (BP Products North America, Inc. Proj.) Series 2009, 5.25% 1/1/21	2,510,000	2,704,349

TOTAL INDIANA		10,980,481

Kansas - 0.1%
Johnson County Unified School District # 233 Series 2016 A:
2% 9/1/18	930,000	930,902
5% 9/1/20	930,000	994,421
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2014 A, 4% 9/1/18	550,000	552,283

TOTAL KANSAS		2,477,606

Kentucky - 2.4%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. D/B/A King's Daughters Med. Ctr. Proj.) Series 2016 A, 4% 2/1/20	595,000	607,787
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.05%, tender 9/1/19 (a)	12,000,000	11,886,120
Kenton County Arpt. Board Arpt. Rev. Series 2016, 5% 1/1/20	160,000	167,274
Kentucky State Property & Buildings Commission Rev.:
(Kentucky St Proj.):
Series 2009, 5.25% 2/1/19 (Assured Guaranty Corp. Insured)	465,000	474,337
Series D:
5% 5/1/20	2,420,000	2,548,696
5% 5/1/21	555,000	597,519
(Kentucky St Proj.):
Series 2005 5% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	835,000	904,455
Series 2005:
5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,235,000	1,238,446
5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,050,000	1,112,895
Series 2010, 5% 8/1/20	600,000	635,814
(No. 108 Proj.) Series 2015 B, 5% 8/1/18	1,475,000	1,479,101
(Proj. No. 117) Series B, 3% 5/1/20	1,570,000	1,597,444
(Proj. No. 98) Series 2010, 4% 8/1/19	675,000	690,626
(Proj. No. 99) Series 2010 A, 5% 11/1/18	500,000	505,705
(Rev. Rfdg. Bonds Proj.) Series A, 5% 8/1/18	1,480,000	1,484,114
Series 2009 A, 5% 8/1/18	1,615,000	1,619,490
Series 2015 B, 5% 8/1/19	1,620,000	1,674,707
Series 2016 B, 5% 11/1/19	2,110,000	2,196,721
Series B, 5% 8/1/21	520,000	562,931
Louisville & Jefferson County:
(Norton Healthcare, Inc. Proj.) Series 2016 A, 5% 10/1/19	1,415,000	1,469,718
Series 2016 A, 5% 10/1/18	2,250,000	2,268,293
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2003 A, 1.5%, tender 4/1/19 (a)	2,245,000	2,239,208
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2001 B, 2.55%, tender 5/3/21 (a)	5,580,000	5,582,957

TOTAL KENTUCKY		43,544,358

Louisiana - 1.8%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015:
5% 6/1/19	835,000	859,950
5% 6/1/20	4,450,000	4,712,817
5% 6/1/21 (FSA Insured)	1,600,000	1,735,056
Louisiana Gen. Oblig. Series 2016 A, 5% 9/1/20	1,625,000	1,732,559
Louisiana Local Govt. Envir. Facilities Bonds Series 2013, 1 month U.S. LIBOR + 0.700% 2.088%, tender 7/2/18 (a)(c)	6,155,000	6,156,539
Louisiana Pub. Facilities Auth. Rev.:
(Ochsner Clinic Foundation Proj.) Series 2015, 5% 5/15/21	520,000	560,825
(Tulane Univ. of Louisiana Proj.) Series 2016 A, 5% 12/15/19	745,000	779,404
Series 2009 A:
5% 7/1/19	1,380,000	1,424,160
5.25% 7/1/20	2,530,000	2,693,565
Series 2015, 5% 7/1/18	2,135,000	2,135,000
New Orleans Aviation Board Rev.:
Series 2017 D1:
5% 1/1/19	445,000	452,601
5% 1/1/20	745,000	781,125
Series 2017 D2:
5% 1/1/19 (b)	560,000	569,285
5% 1/1/20 (b)	150,000	157,047
5% 1/1/21 (b)	370,000	395,663
5% 1/1/22 (b)	655,000	714,513
Tobacco Settlement Fing. Corp. Series 2013 A:
5% 5/15/19	4,525,000	4,643,329
5% 5/15/21	930,000	1,001,666

TOTAL LOUISIANA		31,505,104

Maine - 0.0%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2017 B, 4% 7/1/21	250,000	263,715
Massachusetts - 1.3%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/20	370,000	388,112
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/20	765,000	809,806
Series 2013 F, 4% 7/1/18	415,000	415,000
Massachusetts Edl. Fing. Auth. Rev.:
Series 2016 J, 5% 7/1/21 (b)	1,550,000	1,671,830
Series 2017 A:
3% 7/1/19 (b)	185,000	186,941
4% 7/1/20 (b)	280,000	290,170
Massachusetts Gen. Oblig.:
Bonds Series 2014 D1, 1.05%, tender 7/1/20 (a)	3,720,000	3,664,126
Series 1998 C, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	135,000	134,843
Series 2007 A, 3 month U.S. LIBOR + 0.460% 2.04% 11/1/18 (a)(c)	1,025,000	1,025,072
Series 2017 B, SIFMA Municipal Swap Index + 0.600% 2.11% 2/1/20 (a)(c)	13,020,000	13,097,078
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Partners Healthcare Sys., Inc. Proj.) Series 2010, 5% 7/1/21	420,000	433,864
Series 2009 D, 5% 7/1/18	370,000	370,000

TOTAL MASSACHUSETTS		22,486,842

Michigan - 2.6%
Chippewa Valley Schools Series 2016, 5% 5/1/19	1,445,000	1,486,052
Clarkston Cmnty. Schools Series 2016 I, 4% 5/1/20	255,000	264,851
Ferris State Univ. Rev. Series 2016:
5% 10/1/19	285,000	296,309
5% 10/1/20	400,000	427,840
Grand Haven Area Pub. Schools Series 2013, 3% 5/1/20	370,000	378,347
Grand Rapids Pub. Schools:
Series 2016, 5% 5/1/19 (FSA Insured)	1,560,000	1,602,370
5% 5/1/19 (FSA Insured)	335,000	344,099
Grand Valley Michigan State Univ. Rev. Series 2011, 5% 2/1/20	975,000	1,022,834
Huron Valley School District Series 2011, 5% 5/1/21	1,475,000	1,592,646
Ingham, Eaton and Clinton Counties Lansing School District Series 2016 I, 5% 5/1/19	570,000	585,481
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. (Bronson Methodist Hsp, MI. Proj.) Series 2006, 5% 5/15/19 (FSA Insured)	745,000	764,348
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/20	470,000	503,553
Lake Orion Cmnty. School District 5% 5/1/19	670,000	688,472
Lapeer Cmnty. Schools Series 2016:
4% 5/1/19	415,000	422,873
4% 5/1/20	905,000	939,960
Lincoln Consolidated School District Series 2016 A, 5% 5/1/19	745,000	764,921
Michigan Fin. Auth. Rev.:
(Mclaren Health Care Corp. Proj.) 5% 5/15/21	370,000	401,091
Bonds 1.1%, tender 8/15/19 (a)	975,000	966,839
Series 2010 A, 5% 12/1/18	445,000	451,261
Series 2015 A, 5% 5/15/19	355,000	365,217
Series 2015, 5% 12/1/19	2,490,000	2,604,042
Series 2016:
3% 1/1/19	75,000	75,452
3% 1/1/20	110,000	111,693
5% 11/15/18	975,000	986,827
5% 11/15/19	495,000	516,003
Michigan Gen. Oblig. Series 2016:
3% 3/15/20	3,720,000	3,793,730
5% 3/15/20	815,000	858,309
Michigan Hosp. Fin. Auth. Rev. Bonds Series 2010 F4, 1.95%, tender 4/1/20 (a)	2,930,000	2,928,975
Mount Clemens Cmnty. School District Series 2017 A:
5% 5/1/19	530,000	544,835
5% 5/1/20	630,000	666,773
Portage Pub. Schools Series 2016:
5% 5/1/19	465,000	478,211
5% 5/1/20	500,000	529,185
Rochester Cmnty. School District 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	285,000	293,097
Royal Oak City School District Series 2018, 4% 5/1/20	300,000	312,306
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D, 5% 9/1/18	495,000	497,757
Warren Consolidated School District Series 2016, 4% 5/1/19	745,000	759,133
Wayne County Arpt. Auth. Rev.:
Series 2010 A, 5% 12/1/18 (b)	7,495,000	7,595,433
Series 2011 A, 5% 12/1/19 (b)	1,225,000	1,278,312
Series 2017 A:
5% 12/1/18	870,000	882,311
5% 12/1/19	930,000	972,203
5% 12/1/20	445,000	478,335
Series 2017 B:
5% 12/1/18 (b)	300,000	304,020
5% 12/1/19 (b)	490,000	511,041
5% 12/1/20 (b)	535,000	572,455
Western Michigan Univ. Rev.:
Series 2011, 5% 11/15/18	520,000	526,755
Series 2013, 5% 11/15/19	370,000	386,879
Ypsilanti School District Series A, 4% 5/1/19	1,375,000	1,401,084
Zeeland Pub. Schools Series 2015, 5% 5/1/21	1,285,000	1,381,979

TOTAL MICHIGAN		46,516,499

Missouri - 0.0%
Kansas City Santn Swr. Sys. R Series 2018 B, 5% 1/1/20 (d)(e)	300,000	310,524
Missouri Health & Edl. Facilities Rev. Series 2016, 5% 5/15/20	590,000	623,595

TOTAL MISSOURI		934,119

Montana - 0.1%
Montana Facility Fin. Auth. Rev. Series 2016:
5% 2/15/19	780,000	795,616
5% 2/15/20	1,290,000	1,354,823

TOTAL MONTANA		2,150,439

Nebraska - 0.1%
Nebraska Pub. Pwr. District Rev. Series 2014, 5% 7/1/19	1,250,000	1,291,638
Nevada - 0.7%
Clark County Arpt. Rev.:
(Sub Lien Proj.) Series 2017 A-1, 5% 7/1/20 (b)	2,445,000	2,587,715
Series 2017 C, 5% 7/1/21 (b)	3,020,000	3,260,090
Clark County Poll. Cont. Rev. Bonds (Nevada Pwr. Co. Projs.) Series 2017, 1.6%, tender 5/21/20 (a)	3,080,000	3,052,249
Clark County School District:
Series 2007 A, 4.5% 6/15/19	250,000	255,550
Series 2012 A, 5% 6/15/19	980,000	1,011,095
Series 2015 D, 5% 6/15/20	440,000	465,727
Series 2016 A, 5% 6/15/21	425,000	460,581
Series 2017 B, 5% 6/15/19	595,000	613,879
Washoe County Gas Facilities Rev. Bonds (Seirra Pacific Pwr. Co. Projs.) Series 2016 A, 1.5%, tender 6/3/19 (a)(b)	1,040,000	1,035,767

TOTAL NEVADA		12,742,653

New Hampshire - 0.2%
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Southern NH Med. Ctr. Proj.) Series 2016:
3% 10/1/19	460,000	466,297
3% 10/1/21	570,000	580,961
Series 2016:
3% 10/1/18	835,000	837,655
3% 10/1/20	820,000	834,276

TOTAL NEW HAMPSHIRE		2,719,189

New Jersey - 4.9%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2012 A, 5% 11/1/19	6,735,000	6,983,858
Jersey City Gen. Oblig. Series 2015, 4% 2/15/20 (FSA Insured)	391,000	404,767
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.):
Series 2008 A, 5% 5/1/19	295,000	302,198
Series 2009 AA, 5.25% 12/15/20	745,000	766,240
Series 2011 EE, 4.5% 9/1/20	170,000	176,814
Series 2017 B, 5% 11/1/19	2,480,000	2,574,290
Series 2010 DD, 5% 12/15/18	1,430,000	1,449,491
Series 2011 EE, 5% 9/1/18	1,140,000	1,145,689
Series 2013, 5% 3/1/20	3,030,000	3,159,957
Series 2014 PP, 5% 6/15/19	985,000	1,012,472
Series 2015 XX, 5% 6/15/19	840,000	863,428
Series 2017 DDD:
5% 6/15/19	370,000	380,319
5% 6/15/20	370,000	387,349
Series EE, 5.25% 9/1/19	1,370,000	1,419,854
Series PP, 5% 6/15/20	150,000	157,443
New Jersey Edl. Facilities Auth. Rev. Series 2010 H, 5% 7/1/18 (Escrowed to Maturity)	93,000	93,000
New Jersey Edl. Facility ( William Paterson College Proj.) Series 2017 B, 5% 7/1/20	357,000	379,138
New Jersey Gen. Oblig.:
Series 2005 L, 5.25% 7/15/19	445,000	461,065
Series 2014, 5% 6/1/19	465,000	478,806
Series 2016 T:
5% 6/1/19	500,000	514,845
5% 6/1/20	510,000	538,932
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.) Series 2016, 5% 7/1/18	2,430,000	2,430,000
Series 2008:
5% 7/1/18	2,915,000	2,915,000
5% 7/1/18	135,000	135,000
Series 2010, 5% 1/1/19	165,000	167,810
Series 2013 A, 5% 7/1/18	135,000	135,000
Series 2016 A, 5% 7/1/19	300,000	309,480
Series 2016:
5% 7/1/19	755,000	779,538
5% 7/1/20	1,500,000	1,592,100
4% 7/1/19 (Escrowed to Maturity)	180,000	184,100
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2011, 5% 12/1/18 (b)	1,085,000	1,099,138
Series 2011-1, 5.5% 12/1/21 (b)	5,000,000	5,501,200
Series 2013, 5% 12/1/19 (b)	500,000	520,830
Series 2014 1A:
5% 12/1/20 (b)	6,000,000	6,393,780
5% 12/1/21 (b)	4,500,000	4,877,820
Series 2016 1A, 5% 12/1/21 (b)	2,000,000	2,167,920
Series 2017 1B:
5% 12/1/19 (b)	1,320,000	1,374,991
5% 12/1/20 (b)	2,075,000	2,211,182
Series 2018 B:
5% 12/1/20 (b)	1,875,000	1,998,056
5% 12/1/21 (b)	1,290,000	1,398,308
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
5% 6/1/19	2,210,000	2,272,167
5% 6/1/20	1,950,000	2,057,231
5% 6/1/21	3,090,000	3,328,981
New Jersey Tpk. Auth. Tpk. Rev. Series 2017 C1, 1 month U.S. LIBOR + 0.340% 1.728% 1/1/21 (a)(c)	485,000	485,354
New Jersey Trans. Trust Fund Auth.:
(New Jersey St Grant Anticipati Proj.) Series 2016 A-1, 5% 6/15/21	665,000	666,490
Series 1999 A, 5.75% 6/15/20	205,000	214,547
Series 2010 D, 5% 12/15/18	150,000	152,045
Series 2013 A:
5% 12/15/19	195,000	203,061
5% 6/15/20	695,000	729,486
Series 2013 AA, 5% 6/15/19	355,000	364,901
Series 2016 A, 5% 6/15/20	10,485,000	11,005,266
Series AA:
5% 6/15/19	4,685,000	4,815,665
5% 6/15/20	125,000	130,959
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/19	1,545,000	1,601,887

TOTAL NEW JERSEY		87,869,248

New Mexico - 0.2%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.):
Series 2005 A, 1.875%, tender 4/1/20 (a)	1,490,000	1,480,226
Series 2005 B, 1.875%, tender 4/1/20 (a)	1,300,000	1,291,472

TOTAL NEW MEXICO		2,771,698

New York - 0.1%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2000 A, 0% 6/1/19 (FSA Insured)	400,000	393,700
New York City Gen. Oblig. Series 2015 F, SIFMA Municipal Swap Index + 0.650% 2.16% 2/15/19 (a)(c)	745,000	746,676

TOTAL NEW YORK		1,140,376

North Carolina - 0.1%
Charlotte Int'l. Arpt. Rev. Series 2010 B, 5.25% 7/1/18 (b)	560,000	560,000
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2010 A, 5% 1/1/20	330,000	345,903
Series 2012 A, 5% 1/1/19	485,000	493,526
Series C, 5% 1/1/21	355,000	360,886

TOTAL NORTH CAROLINA		1,760,315

Ohio - 1.8%
Allen County Hosp. Facilities Rev.:
(Mercy Health Proj.) Series 2010B, 5% 9/1/18	745,000	749,038
Bonds (Mercy Health Proj.) Series 2015 B, SIFMA Municipal Swap Index + 0.750% 2.26%, tender 5/1/20 (a)(c)	9,670,000	9,672,127
Cleveland Ctfs. of Prtn. Series 2010 A, 5% 11/15/19	1,665,000	1,731,966
Cleveland Pub. Pwr. Sys. Rev. Series 2016 A, 5% 11/15/19	1,405,000	1,466,961
Hamilton County HealthCare Facilities Rev. (Christ Hosp., OH. Proj.) Series 2012, 5% 6/1/20	645,000	681,720
Ohio Higher Edl. Facility Commission Rev.:
(Kenyon College, Oh. Proj.) Series 2017, 4% 7/1/19	150,000	153,402
(Kenyon College, Oh. Proj.) Series 2017, 4% 7/1/20	150,000	156,287
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Series 2017 B, SIFMA Municipal Swap Index + 0.220% 1.73% 12/1/20 (a)(c)	15,305,000	15,304,082
Scioto County Hosp. Facilities Rev. Series 2016, 5% 2/15/20	880,000	923,498
Univ. of Akron Gen. Receipts Series 2010 A, 5% 1/1/19 (FSA Insured)	555,000	564,341

TOTAL OHIO		31,403,422

Oklahoma - 0.1%
Oklahoma County Fin. Auth. Edl. Facilities (Midwest City- Del City School Dis Proj.) Series 2018:
5% 10/1/18	260,000	262,210
5% 10/1/19	345,000	358,821
5% 10/1/21	510,000	553,462

TOTAL OKLAHOMA		1,174,493

Oregon - 0.1%
Oregon Facilities Auth. Rev.:
(Legacy Health Proj.) Series 2011 A, 5.25% 5/1/19	260,000	267,680
Series 2011 C, 5% 10/1/20	310,000	331,505
Port of Portland Arpt. Rev. 5% 7/1/18 (b)	355,000	355,000

TOTAL OREGON		954,185

Pennsylvania - 3.4%
Adams County Indl. Dev. Auth. Rev. Series 2010, 5% 8/15/20	1,310,000	1,392,989
Allegheny County Arpt. Auth. Rev. Series 2006 B, 5% 1/1/19 (b)	1,450,000	1,472,519
Allegheny County Hosp. Dev. Auth. Rev. Series 2010 A, 5% 5/15/19	780,000	802,792
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 B, 5% 7/1/20	430,000	449,333
Lycoming County Auth. College Rev. Series 2016:
4% 10/1/18	370,000	372,202
4% 10/1/19	745,000	765,622
Monroeville Fin. Auth. UPMC Rev. Series 2014 B, 3% 2/1/19	145,000	146,212
Pennsylvania Ctfs. Prtn. Series 2018 A, 5% 7/1/21	350,000	376,877
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 2014 A, 4% 2/1/19	130,000	131,832
Pennsylvania Gen. Oblig.:
Series 2009, 5% 7/1/19	5,000,000	5,165,050
Series 2010 A:
5% 5/1/19	700,000	719,418
5% 5/1/20	575,000	606,642
Series 2014, 5% 7/1/18	465,000	465,000
Series 2016:
5% 1/15/19	240,000	244,380
5% 9/15/19	6,010,000	6,244,450
5% 9/15/20	1,030,000	1,096,610
5% 1/15/21	420,000	449,463
5% 1/15/22	2,785,000	3,039,744
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2010 E, 5% 5/15/19	825,000	849,107
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013, SIFMA Municipal Swap Index + 1.150% 2.66% 12/1/19 (a)(c)	1,170,000	1,182,145
series 2015 A-2, SIFMA Municipal Swap Index + 0.650% 2.16% 12/1/18 (a)(c)	2,110,000	2,110,717
Series 2018 A1:
SIFMA Municipal Swap Index + 0.350% 1.86% 12/1/20 (a)(c)	5,100,000	5,100,000
SIFMA Municipal Swap Index + 0.430% 1.94% 12/1/21 (a)(c)	10,010,000	10,010,000
Philadelphia Arpt. Rev.:
Series 2010 D, 5% 6/15/21 (b)	1,425,000	1,511,982
Series 2011 A, 5% 6/15/21 (b)	510,000	549,959
Series 2015 A, 5% 6/15/19 (b)	890,000	917,385
Philadelphia Gas Works Rev.:
Series 2015 13:
5% 8/1/19	1,050,000	1,086,152
5% 8/1/20	1,735,000	1,840,020
5% 8/1/21	1,550,000	1,679,410
Series 2016 14:
5% 10/1/19	3,715,000	3,861,482
5% 10/1/20	1,345,000	1,432,169
Series 2017 15, 4% 8/1/20	370,000	384,907
Philadelphia School District:
Series 2016 D, 5% 9/1/18	560,000	563,052
Series 2016 F, 5% 9/1/19	745,000	772,170
Pittsburgh & Alleg County Parkin Series 2017:
3% 12/15/18	460,000	462,746
4% 12/15/19	245,000	252,642
Reading School District Series 2017, 5% 3/1/21 (FSA Insured)	150,000	160,794
Saint Mary Hosp. Auth. Health Sys. Rev. (Catholic Health East Proj.) Series 2010B:
5% 11/15/18	420,000	425,330
5% 11/15/19	600,000	626,706
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2016 A, 5% 6/1/19	280,000	288,212

TOTAL PENNSYLVANIA		60,008,222

Rhode Island - 0.1%
Rhode Island Comm Corp. Rev. Series 2016 A, 5% 6/15/19	1,680,000	1,734,281
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A, 5% 12/1/21 (b)	500,000	540,275

TOTAL RHODE ISLAND		2,274,556

South Carolina - 0.8%
Piedmont Muni. Pwr. Agcy. Elec. Rev.:
Series 2009 A, 5% 1/1/20	4,645,000	4,860,389
Series 2017 A, 5% 1/1/19	410,000	416,716
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015, 5% 12/1/18	1,170,000	1,185,924
South Carolina Jobs-Econ. Dev. Auth. (Anmed Health Proj.) Series 2016, 5% 2/1/20	560,000	587,653
South Carolina Pub. Svc. Auth. Rev.:
Series 2010 B:
4% 1/1/20	225,000	232,031
5% 1/1/19 (Escrowed to Maturity)	455,000	462,749
Series 2011 B:
4% 12/1/19	600,000	618,048
4% 12/1/20	2,130,000	2,217,990
Series 2012 D, 4% 12/1/19	195,000	200,866
Series 2015 C, 5% 12/1/19	3,620,000	3,779,063

TOTAL SOUTH CAROLINA		14,561,429

Tennessee - 0.3%
Knox County Health Edl. & Hsg. Facilities Series 2016 A, 3% 1/1/19	370,000	372,231
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2010 B, 5.5% 7/1/19 (b)	1,950,000	2,019,810
Series 2011 C, 5% 7/1/19 (b)	210,000	216,489
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Bonds Series 2001 B, 1.55%, tender 11/3/20 (a)	2,375,000	2,356,641

TOTAL TENNESSEE		4,965,171

Texas - 2.3%
Austin-Bergstrom Landhost Ente Series 2017:
5% 10/1/19	395,000	409,828
5% 10/1/20	675,000	717,984
5% 10/1/21	810,000	879,296
Brownsville Util. Sys. Rev. Series 2015, 5% 9/1/18	800,000	804,432
Corpus Christi Util. Sys. Rev. Series 2015, 4% 7/15/19	500,000	511,830
Dallas County Util. and Reclamation District Series 2016:
5% 2/15/19	1,610,000	1,643,134
5% 2/15/20	980,000	1,029,568
5% 2/15/22	1,000,000	1,098,640
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2012 F, 5% 11/1/20 (b)	600,000	640,722
Series 2013 E, 5% 11/1/18 (b)	7,600,000	7,685,424
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2016, 5% 11/15/19	1,350,000	1,408,779
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2014 B, 2.09%, tender 12/1/19 (a)	2,230,000	2,235,597
Series 2015 3, 1 month U.S. LIBOR + 0.850% 2.274%, tender 6/1/20 (a)(c)	1,935,000	1,950,751
Series 2013 A, 4% 12/1/18	675,000	681,993
Harris County Gen. Oblig. (Harris County Toll Road Auth.) Series 2012 A, SIFMA Municipal Swap Index + 0.780% 2.29% 8/15/18 (a)(c)	1,860,000	1,861,562
Houston Arpt. Sys. Rev.:
(Houston TX Arpt. Sys. Rev. Subord Proj.) Series 2011 A, 5% 7/1/21 (b)	1,325,000	1,432,749
Series 2009A, 5% 7/1/20	1,585,000	1,589,105
Series 2011 A:
5% 7/1/18 (b)	75,000	75,000
5% 7/1/19 (b)	805,000	831,412
Series 2012 A, 5% 7/1/18 (b)	210,000	210,000
Series 2018 A, 5% 7/1/21 (b)	525,000	567,693
Houston Gen. Oblig. Series 2017 A, 5% 3/1/20	2,045,000	2,153,978
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/20	370,000	393,021
5% 10/15/21	185,000	200,398
Los Fresnos Independent School District Series 2015, 5% 8/15/19	335,000	347,777
Love Field Arpt. Modernization Rev. Series 2015:
5% 11/1/18 (b)	585,000	591,458
5% 11/1/19 (b)	745,000	776,223
Lower Colorado River Auth. Rev.:
Series 2010 A:
5% 5/15/20	2,500,000	2,649,475
5% 5/15/20	2,740,000	2,903,825
Series 2010:
5% 5/15/20	240,000	254,350
5% 5/15/21	1,255,000	1,329,321
5% 5/15/19	445,000	458,079
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	705,000	728,836
Royse City Independent School District Series 2014, 0% 2/15/20	415,000	403,085
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. 5.75% 7/1/18	125,000	125,000

TOTAL TEXAS		41,580,325

Virginia - 1.1%
Halifax County Indl. Dev. Auth. Bonds 2.15%, tender 9/1/20 (a)	2,225,000	2,224,043
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
Series 2008 A, 1.75%, tender 5/16/19 (a)	1,390,000	1,388,443
Series 2008 B, 2.15%, tender 9/1/20 (a)	4,170,000	4,168,207
Lynchburg Econ. Dev. (Centra Health Proj.) Series A:
5% 1/1/19	255,000	259,190
5% 1/1/20	370,000	387,212
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds:
(Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.875%, tender 6/1/20 (a)	8,240,000	8,194,680
Series 2009 A, 2.15%, tender 9/1/20 (a)	2,135,000	2,134,082
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (a)	1,660,000	1,659,917

TOTAL VIRGINIA		20,415,774

Washington - 0.6%
Chelan County Pub. Util. District #1 Rev. Series 2011 B, 5% 7/1/18 (b)	330,000	330,000
Port of Seattle Rev. Series 2015 C, 5% 4/1/21 (b)	1,565,000	1,685,802
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/20	3,405,000	3,599,494
Washington Gen. Oblig. Series 2000 S-5, 0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	975,000	967,775
Washington Health Care Facilities Auth. Rev.:
( Multicare Med. Ctr.,Tacom,WA Proj.) Series 2015 B, 4% 8/15/18	745,000	747,190
(MultiCare Health Sys. Proj.) Series 2010 A, 5.25% 8/15/19	950,000	987,772
(Providence Health Systems Proj.) Series 2011 B, 5% 10/1/19	790,000	822,145
Bonds Series 2012 B, 5%, tender 10/1/21 (a)	350,000	382,585
Series 2012 A, 5% 10/1/19	500,000	520,345
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series 1993 C, 0% 7/1/18	500,000	500,000

TOTAL WASHINGTON		10,543,108

West Virginia - 1.1%
Harrison County Commission Solid Waste Disp. Rev. Bonds (Monongahela Pwr. Co. Proj.) Series 2018 A, 3%, tender 10/15/21 (a)(b)(d)	16,300,000	16,299,511
West Virginia Econ. Dev. Auth. Poll. Cont. Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2008 D, 3.25% 5/1/19	185,000	185,494
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds:
(Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1.7%, tender 9/1/20 (a)(b)	2,320,000	2,288,866
1.9%, tender 4/1/19 (a)	395,000	394,443

TOTAL WEST VIRGINIA		19,168,314

Wisconsin - 0.9%
Milwaukee County Arpt. Rev. Series 2016 A:
5% 12/1/18 (b)	520,000	527,030
5% 12/1/19 (b)	1,810,000	1,889,531
Wisconsin Health & Edl. Facilities:
(Agnesian Healthcare Proj.) Series 2017:
3% 7/1/18	165,000	165,000
4% 7/1/19	300,000	306,147
5% 7/1/21	300,000	323,490
Bonds:
(Ascension Health Cr. Group Proj.) Series 2013 B:
5%, tender 6/1/20 (a)	4,210,000	4,453,717
5%, tender 6/1/21 (a)	3,995,000	4,328,702
Series 2013 B, 4%, tender 5/30/19 (a)	3,755,000	3,827,697
Series 2013 A, 5% 11/15/18	355,000	359,558
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2012 B, 5% 8/15/18	560,000	562,302

TOTAL WISCONSIN		16,743,174

TOTAL MUNICIPAL BONDS
(Cost $781,598,046)		779,683,051

Municipal Notes - 55.5%
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.68% 7/6/18, VRDN (a)(b)	2,158,000	$2,158,000
California - 2.1%
California Muni. Fin. Auth. Rev. Participating VRDN Series Floaters XF 26 15, 1.71% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)	1,700,000	1,700,000
California Statewide Cmntys. Dev. Auth. Participating VRDN Series ZF 01 99, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	1,705,000	1,705,000
San Francisco Calif. City & Cnty. Arpts. Commn. Int'l. Arpt. Rev. Participating VRDN Series 15 ZF 01 64, 1.71% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)	4,960,000	4,960,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN:
Series Floaters ZM 06 41, 1.71% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)	5,600,000	5,600,000
Series Floaters ZM 06 44, 1.71% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)	7,435,000	7,435,000
San Jose Int. Arpt. Rev. Participating VRDN Series 2017, 1.76% 7/6/18 (Liquidity Facility Citibank NA) (a)(b)(f)	14,880,000	14,880,000
Shafter Indl. Dev. Auth. Indl. Dev. Rev. 2.04% 7/6/18, LOC Deutsche Bank AG, VRDN (a)(b)	920,000	920,000

TOTAL CALIFORNIA		37,200,000

Colorado - 0.1%
Colorado Edl. & Cultural Facilities Auth. Rev. (Mesivta of Greater Los Angeles Proj.) Series 2005, 1.86% 7/6/18, LOC Deutsche Bank AG, VRDN (a)	2,380,000	2,380,000
Connecticut - 0.8%
Derby Gen. Oblig. BAN Series 2018, 2.75% 10/25/18	8,500,000	8,527,370
Reg'l. School District # 14 Woodbuty & Bethleham BAN Series 2017, 2.25% 7/25/18	5,815,000	5,816,861

TOTAL CONNECTICUT		14,344,231

Delaware - 1.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1994, 1.75% 7/2/18, VRDN (a)(b)	21,900,000	21,900,000
Florida - 2.6%
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2015, 1.72% 7/2/18, VRDN (a)(b)	12,050,000	12,050,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN Series Floaters XL 00 51, 1.76% 7/6/18 (Liquidity Facility Citibank NA) (a)(b)(f)	33,538,000	33,538,000

TOTAL FLORIDA		45,588,000

Georgia - 0.8%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2012, 1.73% 7/2/18, VRDN (a)(b)	9,050,000	9,050,000
Heard County Dev. Auth. Poll. Cont. Rev. Series 2007, 1.7% 7/2/18, VRDN (a)(b)	5,000,000	5,000,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 2008, 1.69% 7/2/18, VRDN (a)	550,000	550,000

TOTAL GEORGIA		14,600,000

Idaho - 0.1%
Eagle Indl. Dev. Corp. Rev. (Camille Beckman Proj.) 1.71% 7/6/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	790,000	790,000
Idaho Health Facilities Auth. Rev. Participating VRDN Series 16 XG 00 66, 1.76% 7/6/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)	1,116,000	1,116,000

TOTAL IDAHO		1,906,000

Illinois - 3.1%
Centegra Health Sys. Participating VRDN Series Floaters XF 23 39, 1.69% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(f)	12,925,000	12,925,000
Chicago Board of Ed. Participating VRDN Series Floaters XG 01 08, 1.69% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(f)	6,700,000	6,700,000
Chicago Indl. Dev. Rev. (Var Primrose Candy Co. Proj.) Series 2001, 1.64% 7/6/18, LOC Bank of America NA, VRDN (a)(b)	475,000	475,000
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series Floaters XL 00 49, 1.76% 7/6/18 (Liquidity Facility Citibank NA) (a)(b)(f)	8,675,000	8,675,000
Chicago Park District Gen. Oblig. Participating VRDN Series ROC II R 11935, 2.01% 7/6/18 (Liquidity Facility Citibank NA) (a)(f)	6,975,000	6,975,000
Chicago Transit Auth. Rev. Bonds Participating VRDN Series XM 00 53, 1.76% 7/6/18 (Liquidity Facility Citibank NA) (a)(f)	9,080,500	9,080,500
Cook County Gen. Oblig. Participating VRDN Series 2015 XF0124, 1.77% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	3,720,000	3,720,000
Illinois Gen. Oblig. Participating VRDN Series 15 XF 1006, 1.76% 7/6/18 (Liquidity Facility Deutsche Bank AG) (a)(f)	6,621,500	6,621,500

TOTAL ILLINOIS		55,172,000

Indiana - 0.8%
Hamilton Southeastern Consolidated School Bldg. Corp. BAN Series 2018, 3% 12/15/18	1,600,000	1,608,464
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 1.67% 7/6/18, VRDN (a)(b)	12,000,000	12,000,000

TOTAL INDIANA		13,608,464

Kentucky - 0.2%
Kentucky State Property & Buildings Commission Rev. Participating VRDN Series XG 0113, 1.71% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(f)	4,165,000	4,165,000
Louisiana - 6.8%
New Orleans Aviation Board Rev. Participating VRDN:
Series Floater ZF 24 97, 1.76% 7/6/18 (Liquidity Facility Citibank NA) (a)(b)(f)	5,580,000	5,580,000
Series Floaters XL 00 46, 1.76% 7/6/18 (Liquidity Facility Citibank NA) (a)(b)(f)	19,351,500	19,351,500
Series Floaters ZM 05 58, 1.76% 7/6/18 (Liquidity Facility Citibank NA) (a)(b)(f)	5,580,000	5,580,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.63% 7/6/18, VRDN (a)	63,885,000	63,884,975
Series 2010 B1, 1.61% 7/6/18, VRDN (a)	26,410,000	26,410,000

TOTAL LOUISIANA		120,806,475

Maine - 0.0%
Auburn Rev. Oblig. Secs Series 2001, 1.75% 7/6/18, LOC TD Banknorth, NA, VRDN (a)(b)	380,000	380,000
Maryland - 0.1%
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 1995, 1.74% 7/6/18 (Liquidity Facility Manufacturers & Traders Trust Co.), VRDN (a)	2,055,000	2,055,000
Massachusetts - 1.2%
Massachusetts Dev. Fin. Agcy. Rev. Participating VRDN Series Floaters XF 23 65, 1.71% 7/6/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)	4,959,000	4,959,000
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XF 23 06, 1.76% 7/6/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)	11,800,000	11,800,000
Nahant BAN Series 2018 A, 3% 6/28/19	1,700,000	1,716,065
Quincy Gen. Oblig. BAN Series 2018, 3% 9/28/18	1,300,000	1,304,576
Webster Gen. Oblig. BAN Series 2017 B, 2.25% 10/12/18	893,000	894,357

TOTAL MASSACHUSETTS		20,673,998

Michigan - 0.2%
Lowell Mich Ltd. Oblig. Indl. Dev. (Litehouse, Inc. Proj.) Series 2003, 1.91% 7/6/18, LOC Fifth Third Bank, Cincinnati, VRDN (a)(b)	575,000	575,000
Michigan Bldg. Auth. Rev. Participating VRDN Series Floaters XM 01 23, 1.71% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	3,645,000	3,645,000

TOTAL MICHIGAN		4,220,000

Mississippi - 0.3%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Gulf Pwr. Co. Proj.) Series 2012, 1.65% 7/2/18, VRDN (a)(b)	4,680,000	4,680,000
Missouri - 0.1%
Saint Louis Arpt. Rev. RAN Series 2017 B, 5% 7/1/18 (b)	1,760,000	1,760,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. Series 1998, 1.68% 7/6/18, VRDN (a)(b)	900,000	900,000
Nevada - 0.9%
Clark County Arpt. Rev. Participating VRDN Series ROC II R 11823, 1.71% 7/6/18 (Liquidity Facility Citibank NA) (a)(f)	16,250,000	16,250,000
Sparks Econ. Dev. Rev. (RIX Industries Proj.) Series 2002, 1.71% 7/6/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	340,000	340,000

TOTAL NEVADA		16,590,000

New Jersey - 12.3%
Bloomingdale BAN Series 2018, 3% 3/5/19	6,868,381	6,921,954
Caldwell BAN Series 2018, 3% 2/20/19	4,843,417	4,879,500
Carteret Gen. Oblig. BAN:
Series 2017, 2.5% 10/25/18	1,116,000	1,118,790
Series 2018, 2.75% 2/1/19	10,714,000	10,776,141
East Brunswick Township Gen. Oblig. BAN Series 2018, 3% 3/14/19	8,975,000	9,051,916
Englewood Gen. Oblig. BAN Series 2018, 3% 4/2/19	24,370,000	24,569,103
Gloucester Township BAN Series 2018 B, 3% 6/20/19	20,094,801	20,307,404
Highland Park Gen. Oblig. BAN Series 2018, 3% 4/16/19	5,300,000	5,351,198
Holmdel Township Gen. Oblig. BAN Series 2017, 2.5% 10/26/18	820,000	822,206
Howell Township Gen. Oblig. BAN Series 2017 A, 3% 10/17/18	2,900,000	2,911,542
Jersey City Gen. Oblig. BAN Series 2018 A, 2.5% 1/18/19	4,020,000	4,041,467
Long Beach Township Gen. Oblig. BAN Series 2018 A, 3% 3/14/19	6,300,000	6,357,078
Long Branch Gen. Oblig. BAN Series 2018 B, 2.75% 2/8/19	23,534,415	23,671,150
Maple Shade Township BAN:
Series 2017, 2.25% 9/7/18	900,000	900,558
Series 2018, 3% 6/27/19	5,607,877	5,665,077
Millburn Township Gen. Oblig. BAN Series 2018, 3% 6/14/19	5,200,000	5,254,548
Millstone Township Gen. Oblig. BAN Series 2017, 2.25% 9/12/18	893,000	894,143
New Jersey Bldg. Auth. State Bldg. Rev. Participating VRDN Series Floaters XF 05 53, 1.71% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	2,450,000	2,450,000
New Jersey Health Care Facilities Fing. Auth. Rev. Participating VRDN Series 16 XG 00 47, 1.56% 7/6/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)	6,512,627	6,512,627
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.76% 7/6/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)	26,721,000	26,721,000
Plainfield Gen. Oblig. BAN Series 2017, 2% 8/28/18	1,023,000	1,023,583
Roselle County of Union BAN Series 2017, 2.25% 9/14/18	967,000	967,841
Saddle Brook Township Gen. Oblig. BAN Series 2018, 3% 5/30/19	8,550,000	8,639,091
South Brunswick Township BAN Series 2017, 2.25% 10/2/18	1,042,000	1,043,532
South Orange Village Township Rev. BAN Series 2017, 3% 7/12/18	7,587,250	7,590,285
Teaneck Township Gen. Oblig. BAN Series 2018, 3% 6/28/19	3,700,000	3,738,591
Vineland Gen. Oblig. BAN Series 2017, 2.5% 11/15/18	3,274,000	3,283,560
Wall Township Gen. Oblig. BAN Series 2018, 3% 6/28/19	16,856,000	17,033,494
Wood-Ridge Gen. Oblig. BAN Series 2017, 2.25% 9/14/18	7,302,320	7,309,987

TOTAL NEW JERSEY		219,807,366

New York - 7.1%
Amsterdam City School District BAN Series 2018, 3% 6/28/19	19,900,000	20,111,537
Binghamton Gen. Oblig. BAN Series 2017, 2.5% 11/16/18	6,695,000	6,713,679
Broome County Gen. Oblig. BAN Series 2018 A, 3% 5/3/19	11,400,000	11,523,348
Canastota Central School District BAN Series 2017, 2.5% 7/20/18	1,115,000	1,115,491
East Aurora Union Free School District BAN Series A, 2.25% 8/1/18	820,000	820,369
Eden BAN Series 2018, 3% 3/7/19	5,830,000	5,877,398
Geneva BAN Series 2018, 3% 5/8/19	10,500,000	10,603,005
Gloversville School District BAN Series 2017, 2.25% 10/19/18	1,490,000	1,492,608
Ithaca Gen. Oblig. BAN Series 2018 A, 2.75% 2/15/19	3,987,414	4,013,811
Lansingburgh Central School District BAN Series 2017, 2.5% 7/20/18	1,265,000	1,265,557
Nassau County Indl. Dev. Agcy. Indl. Dev. Rev. (Rubies Costume Co. Proj.) Series 1999, 1.67% 7/5/18, LOC Bank of America NA, VRDN (a)	190,000	190,000
North Tonawanda City School District BAN Series 2017, 2.2% 8/24/18	2,085,000	2,086,877
Oneida County Indl. Dev. Agcy. Rev. (Champion Home Builders Co. Proj.) 1.81% 7/6/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	5,075,000	5,075,000
Onondaga County Indl. Dev. Agcy. Indl. Dev. Rev. (Var G A Braun, Inc. Proj.) Series 2007, 1.81% 7/6/18, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	4,250,000	4,250,000
Penn Yan NY Central School District BAN Series 2018, 3% 7/19/19 (d)	8,400,000	8,491,644
Poughkeepsie Town BAN Series 2018, 3% 3/8/19	7,450,000	7,510,867
Putnam County Indl. Dev. Agcy. Rev. Series 2006 A, 1.75% 7/6/18, LOC RBS Citizens NA, VRDN (a)	2,710,000	2,710,000
Queensbury Union Free School District BAN Series 2017, 2.5% 7/13/18	2,010,000	2,010,563
Rome City School District BAN Series 2017, 2.25% 8/3/18	2,755,000	2,756,102
Schoharie County BAN Series 2017, 2.5% 11/8/18	2,390,000	2,397,529
South Glens Falls Central School District BAN Series 2017 A, 2.25% 7/27/18	2,530,000	2,531,063
Syracuse Gen. Oblig. RAN Series B, 2.25% 7/10/18	4,910,000	4,910,589
Troy Rensselaer County BAN Series 2018 A, 2.75% 2/8/19	8,771,733	8,820,592
Ulster County Indl. Dev. Agcy. I (Selux Corp. Proj.) Series A:
1.89% 7/6/18, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	205,000	205,000
1.89% 7/6/18, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	355,000	355,000
Whitney Point Central School District BAN Series 2017, 2.25% 8/17/18	7,969,014	7,972,919

TOTAL NEW YORK		125,810,548

North Carolina - 0.2%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. Series 2000 B, 1.66% 7/6/18, VRDN (a)(b)	3,300,000	3,300,000
Ohio - 2.0%
Avon Lake BAN Series 2017, 2.5% 7/11/18	1,746,000	1,746,367
Belmont County BAN Series 2018 A, 3% 4/18/19	4,200,000	4,239,522
Lorain County Gen. Oblig. BAN Series 2017, 2% 11/7/18	1,300,000	1,301,365
Lucas County Hosp. Rev. Participating VRDN Series Floaters 002, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	22,245,000	22,245,000
Napoleon City Captial Facilities BAN Series 2018, 2.75% 2/27/19	1,600,000	1,608,752
Newark Gen. Oblig. BAN Series 2017, 2.05% 10/30/18	3,685,000	3,689,017

TOTAL OHIO		34,830,023

Pennsylvania - 0.6%
Berks County Indl. Dev. Auth. Rev. (KTB Real Estate Partnership Proj.) 1.71% 7/6/18, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	335,000	335,000
Deutsche Spears/Lifers Trust Participating VRDN Series Floaters XF 10 60, 1.66% 7/6/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)	2,150,000	2,150,000
Montgomery County Higher Ed. & Health Auth. Rev. Series 2018 D, 1.79% 7/5/21, VRDN (a)	5,400,000	5,400,000
Montgomery County Indl. Dev. Auth. Rev. (Var-FXD-Big Little Assoc. Proj.) Series 1999, 1.71% 7/5/18, LOC Wells Fargo Bank NA, VRDN (a)	100,000	100,000
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series ROC II R 11995, 1.61% 7/6/18 (Liquidity Facility Citibank NA) (a)(f)	2,000,000	2,000,000

TOTAL PENNSYLVANIA		9,985,000

Pennsylvania, New Jersey - 0.2%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Participating VRDN Series Floaters XF 26 11, 1.66% 7/6/18 (Liquidity Facility Citibank NA) (a)(f)	3,200,000	3,200,000
South Carolina - 1.8%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1995, 1.68% 7/6/18, VRDN (a)(b)	11,700,000	11,700,000
Series 1997, 1.68% 7/6/18, VRDN (a)(b)	3,800,000	3,800,000
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2001, 1.66% 7/6/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	500,000	500,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series Floaters XM 03 84, 1.71% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	14,115,000	14,115,000
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 1.71% 7/6/18 (Liquidity Facility Toronto-Dominion Bank) (a)(f)	1,330,000	1,330,000

TOTAL SOUTH CAROLINA		31,445,000

Tennessee - 0.1%
Memphis-Shelby County Indl. Dev. Board Facilities Rev. Series 2007, 1.68% 7/6/18, VRDN (a)(b)	2,230,000	2,230,000
Texas - 6.6%
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series Floaters XF 10 61, 1.73% 7/6/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(f)	8,370,000	8,370,000
North Texas Tollway Auth. Rev. Participating VRDN:
Series Floaters XF 25 05, 1.71% 7/6/18 (Liquidity Facility Citibank NA) (a)(f)	1,041,500	1,041,500
Series Floaters XM 05 60, 1.76% 7/6/18 (Liquidity Facility Bank of America NA) (a)(f)	2,010,000	2,010,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 1.78% 7/2/18, VRDN (a)	240,000	240,000
Series 2004, 1.85% 7/6/18, VRDN (a)(b)	57,485,000	57,485,000
Series 2010 B, 1.78% 7/2/18, VRDN (a)	2,150,000	2,150,000
Series 2010 C, 1.78% 7/2/18, VRDN (a)	19,990,000	19,990,000
Series 2010 D:
1.78% 7/2/18, VRDN (a)	19,765,000	19,765,000
1.78% 7/2/18, VRDN (a)	7,350,000	7,350,000

TOTAL TEXAS		118,401,500

Utah - 2.4%
Salt Lake City Arpt. Rev. Participating VRDN:
Series 17 XM 0493, 1.76% 7/6/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)	15,252,000	15,252,000
Series Floaters XM 05 06, 1.76% 7/6/18 (Liquidity Facility Cr. Suisse AG) (a)(b)(f)	22,623,000	22,623,000
Series Floaters ZM 05 51, 1.76% 7/6/18 (Liquidity Facility Citibank NA) (a)(b)(f)	5,580,000	5,580,000

TOTAL UTAH		43,455,000

Washington - 0.3%
Catholic Health Initiatives Participating VRDN Series XF 1017, 1.68% 7/6/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)	470,000	470,000
Seattle Hsg. Auth. Rev. (Douglas Apts. Proj.) 1.66% 7/6/18, LOC KeyBank NA, VRDN (a)	545,000	545,000
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 1.86% 8/10/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)(g)	5,020,000	5,020,000

TOTAL WASHINGTON		6,035,000

Wisconsin - 0.3%
River Falls Indl. Dev. Rev. 1.75% 7/6/18, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	345,000	345,000
Wisconsin Health & Edl. Facilities Participating VRDN Series 2017 ZF 2412, 1.76% 7/6/18 (Liquidity Facility Citibank NA) (a)(f)	5,580,000	5,580,000

TOTAL WISCONSIN		5,925,000

TOTAL MUNICIPAL NOTES
(Cost $989,595,427)		989,511,605
	Shares	Value

Money Market Funds - 0.9%
Fidelity Municipal Cash Central Fund, 1.59% (h)(i)
(Cost $15,917,000)	15,915,408	15,917,000
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $1,787,110,473)		1,785,111,656
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(3,136,740)
NET ASSETS - 100%		$1,781,974,916

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

RAN – REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) A portion of the security sold on a delayed delivery basis.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,265,000 or 1.5% of net assets.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Lucas County Hosp. Rev. Participating VRDN Series Floaters 002, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC)	1/11/18	$22,245,000
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 1.86% 8/10/18 (Liquidity Facility Barclays Bank PLC)	3/1/18	$5,020,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$136,641
Total	$136,641

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$1,769,194,656	$--	$1,769,194,656	$--
Money Market Funds	15,917,000	15,917,000	--	--
Total Investments in Securities:	$1,785,111,656	$15,917,000	$1,769,194,656	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	32.4%
Synthetics	19.5%
Industrial Development	13.5%
Electric Utilities	12.0%
Transportation	7.5%
Health Care	7.1%
Others* (Individually Less Than 5%)	8.0%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,771,193,473)	$1,769,194,656
Fidelity Central Funds (cost $15,917,000)	15,917,000
Total Investment in Securities (cost $1,787,110,473)		$1,785,111,656
Cash		2,764,082
Receivable for securities sold on a delayed delivery basis		103,495
Receivable for fund shares sold		9,349,854
Interest receivable		11,896,415
Distributions receivable from Fidelity Central Funds		58,034
Receivable from investment adviser for expense reductions		141,387
Other receivables		402
Total assets		1,809,425,325
Liabilities
Payable for investments purchased
Regular delivery	$16,587,199
Delayed delivery	8,905,252
Payable for fund shares redeemed	832,629
Distributions payable	606,477
Accrued management fee	436,100
Other affiliated payables	82,752
Total liabilities		27,450,409
Net Assets		$1,781,974,916
Net Assets consist of:
Paid in capital		$1,784,951,733
Undistributed net investment income		25,838
Accumulated undistributed net realized gain (loss) on investments		(1,003,838)
Net unrealized appreciation (depreciation) on investments		(1,998,817)
Net Assets		$1,781,974,916
Conservative Income Municipal Bond:
Net Asset Value, offering price and redemption price per share ($242,158,630 ÷ 24,173,597 shares)		$10.02
Institutional Class:
Net Asset Value, offering price and redemption price per share ($1,539,816,286 ÷ 153,705,311 shares)		$10.02

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Interest		$13,060,697
Income from Fidelity Central Funds		136,641
Total income		13,197,338
Expenses
Management fee	$2,560,648
Transfer agent fees	487,544
Independent trustees' fees and expenses	3,763
Miscellaneous	2,618
Total expenses before reductions	3,054,573
Expense reductions	(806,783)
Total expenses after reductions		2,247,790
Net investment income (loss)		10,949,548
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(75,567)
Redemptions in-kind with affiliated entities	(778,563)
Total net realized gain (loss)		(854,130)
Change in net unrealized appreciation (depreciation) on investment securities		2,487,515
Net gain (loss)		1,633,385
Net increase (decrease) in net assets resulting from operations		$12,582,933

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,949,548	$15,744,485
Net realized gain (loss)	(854,130)	38,043
Change in net unrealized appreciation (depreciation)	2,487,515	(930,541)
Net increase (decrease) in net assets resulting from operations	12,582,933	14,851,987
Distributions to shareholders from net investment income	(10,946,492)	(15,720,425)
Distributions to shareholders from net realized gain	–	(379,460)
Total distributions	(10,946,492)	(16,099,885)
Share transactions - net increase (decrease)	(143,494,873)	916,349,984
Total increase (decrease) in net assets	(141,858,432)	915,102,086
Net Assets
Beginning of period	1,923,833,348	1,008,731,262
End of period	$1,781,974,916	$1,923,833,348
Other Information
Undistributed net investment income end of period	$25,838	$22,782

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Conservative Income Municipal Bond Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.01	$10.00	$10.04	$10.04	$10.02	$10.00
Income from Investment Operations
Net investment income (loss)B	.060	.090	.062	.032	.015	.002
Net realized and unrealized gain (loss)	.010	.010	(.041)	–C	.021	.020
Total from investment operations	.070	.100	.021	.032	.036	.022
Distributions from net investment income	(.060)	(.088)	(.059)	(.031)	(.015)	(.002)
Distributions from net realized gain	–	(.002)	(.002)	(.001)	(.001)	–
Total distributions	(.060)	(.090)	(.061)	(.032)	(.016)	(.002)
Net asset value, end of period	$10.02	$10.01	$10.00	$10.04	$10.04	$10.02
Total ReturnD,E	.70%	1.00%	.21%	.32%	.36%	.22%
Ratios to Average Net AssetsF,G
Expenses before reductions	.40%H	.40%	.40%	.40%	.40%	.40%H
Expenses net of fee waivers, if any	.35%H	.35%	.35%	.39%	.40%	.40%H
Expenses net of all reductions	.35%H	.35%	.35%	.39%	.40%	.40%H
Net investment income (loss)	1.20%H	.90%	.62%	.32%	.15%	.11%H
Supplemental Data
Net assets, end of period (000 omitted)	$242,159	$234,599	$164,586	$73,914	$45,107	$22,205
Portfolio turnover rateI	47%H,J	33%	36%	32%	51%	- %K,L

 A For the period October 15, 2013 (commencement of operations) to December 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K Amount represents less than 1%.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Conservative Income Municipal Bond Fund Institutional Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.01	$10.00	$10.04	$10.04	$10.02	$10.00
Income from Investment Operations
Net investment income (loss)B	.065	.099	.071	.042	.025	.004
Net realized and unrealized gain (loss)	.010	.011	(.040)	–C	.021	.020
Total from investment operations	.075	.110	.031	.042	.046	.024
Distributions from net investment income	(.065)	(.098)	(.069)	(.041)	(.025)	(.004)
Distributions from net realized gain	–	(.002)	(.002)	(.001)	(.001)	–
Total distributions	(.065)	(.100)	(.071)	(.042)	(.026)	(.004)
Net asset value, end of period	$10.02	$10.01	$10.00	$10.04	$10.04	$10.02
Total ReturnD,E	.75%	1.11%	.31%	.42%	.46%	.24%
Ratios to Average Net AssetsF,G
Expenses before reductions	.35%H	.35%	.35%	.35%	.35%	.35%H
Expenses net of fee waivers, if any	.25%H	.25%	.25%	.29%	.30%	.30%H
Expenses net of all reductions	.25%H	.25%	.25%	.29%	.30%	.30%H
Net investment income (loss)	1.30%H	1.00%	.72%	.42%	.25%	.22%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,539,816	$1,689,234	$844,145	$290,823	$143,491	$27,963
Portfolio turnover rateI	47%H,J	33%	36%	32%	51%	- %K,L

 A For the period October 15, 2013 (commencement of operations) to December 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K Amount represents less than 1%.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018

1. Organization.

Fidelity Conservative Income Municipal Bond Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Conservative Income Municipal Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds, market discount, losses deferred due to wash sales and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$769,921
Gross unrealized depreciation	(2,761,469)
Net unrealized appreciation (depreciation)	$(1,991,548)
Tax cost	$1,787,103,204

The fund elected to defer to its next fiscal year $147,380 of capital losses recognized during the period November 1, 2017 to December 31, 2017.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, excluding in-kind transactions, aggregated $496,957,145 and $222,144,959, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .30% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees of .10% and .05% of average net assets for Conservative Income Municipal Bond and Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Amount
Conservative Income Municipal Bond	$121,538
Institutional Class	366,006
$487,544

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Redemptions In-Kind. During the period, 55,039,919 shares of the Fund held by an affiliated entity were redeemed in-kind for investments, including accrued interest, with a value of $551,499,983. The net realized loss of $(778,563) on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,618 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2019. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Conservative Income Municipal Bond	.35%	$63,515
Institutional Class	.25%	742,626
		$806,141

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $642.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2018	Year ended December 31, 2017
From net investment income
Conservative Income Municipal Bond	$1,456,080	$1,835,306
Institutional Class	9,490,412	13,885,119
Total	$10,946,492	$15,720,425
From net realized gain
Conservative Income Municipal Bond	$–	$48,134
Institutional Class	–	331,326
Total	$–	$379,460

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2018	Year ended December 31, 2017	Six months ended June 30, 2018	Year ended December 31, 2017
Conservative Income Municipal Bond
Shares sold	7,516,340	21,955,447	$75,252,559	$220,293,518
Reinvestment of distributions	118,128	147,067	1,182,785	1,475,009
Shares redeemed	(6,896,007)	(15,119,985)	(69,028,127)	(151,688,958)
Net increase (decrease)	738,461	6,982,529	$7,407,217	$70,079,569
Institutional Class
Shares sold	126,366,463	150,371,751	$1,265,184,363	$1,508,502,028
Reinvestment of distributions	653,102	917,401	6,539,413	9,201,705
Shares redeemed	(142,054,967)(a)	(66,929,721)	(1,422,625,866)(a)	(671,433,318)
Net increase (decrease)	(15,035,402)	84,359,431	$(150,902,090)	$846,270,415

 (a) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
Conservative Income Municipal Bond	.35%
Actual		$1,000.00	$1,007.00	$1.74
Hypothetical-C		$1,000.00	$1,023.06	$1.76
Institutional Class	.25%
Actual		$1,000.00	$1,007.50	$1.24
Hypothetical-C		$1,000.00	$1,023.55	$1.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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Fidelity Flex℠ Funds Fidelity Flex℠ Conservative Income Municipal Bond Fund Semi-Annual Report June 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Maturity Diversification as of June 30, 2018

% of fund's investments
1 - 7	46.8
8 - 30	0.7
31 - 60	1.4
61 - 90	0.6
91 - 180	8.3
> 180	42.2

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Top Five States as of June 30, 2018

% of fund's net assets
Illinois	20.9
New Jersey	13.1
South Carolina	6.4
Michigan	6.4
Utah	5.8

Top Five Sectors as of June 30, 2018

% of fund's net assets
Synthetics	32.1
General Obligations	23.4
Electric Utilities	10.6
Health Care	9.9
Industrial Development	8.6

Quality Diversification (% of fund's net assets)

As of June 30, 2018
AAA	2.9%
AA,A	36.7%
BBB	3.8%
Not Rated	1.9%
Short-Term Investments and Net Other Assets	54.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 45.2%
	Principal Amount	Value
Arizona - 0.5%
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Projs.) Series 2015 A, 5% 6/1/19	60,000	61,826
Coconino County Poll. Cont. Corp. Rev. Bonds (Nevada Pwr. Co. Projs.) Series 2017 A, 1.8%, tender 5/21/20 (a)(b)	50,000	49,642
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2009, 6.5% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	60,000	62,870

TOTAL ARIZONA		174,338

Colorado - 1.1%
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2017C-1, 4%, tender 3/1/20 (a)	200,000	204,914
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$100,000	$99,734
Series 2015 A, 5% 9/1/20	50,000	53,145

TOTAL COLORADO		357,793

Connecticut - 2.9%
Connecticut Gen. Oblig.:
Series 2010 C, 5% 12/1/18	215,000	218,051
Series 2012 A, SIFMA Municipal Swap Index + 1.250% 2.76% 4/15/20 (a)(c)	100,000	101,316
Series 2015 F, 5% 11/15/18	50,000	50,640
Series 2016 B, 4% 5/15/20	200,000	206,768
Series 2017 B, 5% 4/15/19	50,000	51,254
Series A, 5% 2/15/21	75,000	76,436
Connecticut Health & Edl. Facilities Auth. Rev. Series 2017 I1, 5% 7/1/18	100,000	100,000
Connecticut Higher Ed. Supplemental Ln. Auth. Rev. (Chesla Ln. Prog.) Series 2017 A, 4% 11/15/18 (b)	175,000	176,248

TOTAL CONNECTICUT		980,713

Florida - 2.9%
Broward County School Board Ctfs. of Prtn.:
Series 2011 A, 5% 7/1/18	305,000	305,000
Series 2015 A, 5% 7/1/19	50,000	51,696
Miami-Dade County School Board Ctfs. of Prtn. Series 2014 D, 5% 11/1/19	90,000	93,881
Orange County Health Facilities Auth. ( Orlando Health Proj.) Series 2009, 5% 10/1/18	275,000	277,305
Pasco County School District Sales Tax Rev. Series 2013:
5% 10/1/18	145,000	146,233
5% 10/1/19	75,000	78,043

TOTAL FLORIDA		952,158

Georgia - 1.3%
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Gen. Resolution Projs.) Series 2009 B, 5% 1/1/20	200,000	208,850
Series 2009 B, 5% 1/1/20	220,000	229,735

TOTAL GEORGIA		438,585

Illinois - 7.3%
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago:
Series 2011 B, 5% 12/1/19	65,000	67,968
Series 2014 D, 5% 12/1/19	50,000	52,283
Chicago Midway Arpt. Rev. Series 2014 B, 5% 1/1/19	300,000	305,064
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 B, 5% 1/1/19	150,000	152,532
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/19	380,000	385,901
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/19	200,000	208,100
Illinois Edl. Facilities Auth. Rev. Bonds (Univ. of Chicago Proj.) Series B2, 1.55%, tender 2/13/20 (a)	250,000	248,380
Illinois Fin. Auth. Rev. Bonds (Advocate Health Care Network Proj.) Series 2008 A2, 5%, tender 2/12/20 (a)	345,000	361,912
Illinois Gen. Oblig.:
Series 2001, 5.5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	75,194
Series 2006, 5% 1/1/19	75,000	75,964
Series 2018 A, 5% 5/1/19	300,000	306,072
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/21	170,000	182,704

TOTAL ILLINOIS		2,422,074

Kentucky - 4.7%
Kentucky State Property & Buildings Commission Rev.:
(Kentucky St Proj.) Series 2010, 5% 8/1/20	575,000	609,322
(Proj. No. 106) Series 2013 A, 5% 10/1/18	200,000	201,726
(Proj. No. 112) Series 2016 B, 5% 11/1/18	250,000	252,853
(Proj. No. 83) Series 2004, 5% 10/1/19 (AMBAC Insured)	200,000	207,734
Series 2009 A, 5% 8/1/18	50,000	50,139
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2001 B, 2.55%, tender 5/3/21 (a)	250,000	250,133

TOTAL KENTUCKY		1,571,907

Louisiana - 0.5%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/19	150,000	154,482
Michigan - 4.9%
Grand Traverse County Hosp. Fin. Auth. Series 2011 A, 5% 7/1/20	115,000	121,991
Michigan Fin. Auth. Rev.:
(Beaumont Health Proj.) Series 2012, 5% 11/1/18	530,000	535,835
Series 2015 A:
4% 8/1/19	400,000	409,564
5% 5/15/20	125,000	132,308
Michigan Hosp. Fin. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series F5, 1.9%, tender 4/1/21 (a)	180,000	179,473
Wayne County Arpt. Auth. Rev. Series 2011 A, 5% 12/1/19 (b)	225,000	234,792

TOTAL MICHIGAN		1,613,963

Minnesota - 0.8%
Rochester Health Care Facilities Rev. Bonds (Mayo Clinic Proj.) Series 2011, 4%, tender 11/15/18 (a)	105,000	105,896
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. (Cap. Appreciation) Series 1994 A, 0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	148,692

TOTAL MINNESOTA		254,588

Nebraska - 1.4%
Nebraska Pub. Pwr. District Rev.:
Series 2013 A, 5% 1/1/19	200,000	203,436
Series 2014, 5% 1/1/19	70,000	71,203
Series 2016, 5% 1/1/19	200,000	203,436

TOTAL NEBRASKA		478,075

Nevada - 0.6%
Clark County Arpt. Rev. (Sub Lien Proj.) Series 2017 A-1, 5% 7/1/20 (b)	200,000	211,674
New Jersey - 6.6%
New Jersey Econ. Dev. Auth. Rev.:
Series 2013, 5% 3/1/20	10,000	10,429
Series 2015 XX, 5% 6/15/20	145,000	151,799
New Jersey Edl. Facilities Auth. Rev. Series 2012 A, 5% 7/1/19	50,000	51,620
New Jersey Gen. Oblig. Series 2010 Q, 5% 8/15/18	200,000	200,814
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2016 A, 4% 7/1/19	200,000	204,358
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2012 1A, 4% 12/1/19 (b)	210,000	215,842
Series 2015 1A, 5% 12/1/21 (b)	600,000	650,376
Series 2018 B, 5% 12/1/20 (b)	100,000	106,563
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/19	100,000	102,813
New Jersey Trans. Trust Fund Auth.:
Series 2003 B. 5.25% 12/15/19	90,000	94,040
Series 2012 AA, 5% 6/15/19	50,000	51,395
Series 2016 A, 5% 6/15/20	115,000	120,706
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/21	220,000	235,055

TOTAL NEW JERSEY		2,195,810

Ohio - 0.7%
Ohio Higher Edl. Facility Commission Rev. (Univ. of Dayton Proj.) Series 2013, 3% 12/1/18	220,000	221,373
Oklahoma - 0.7%
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 A, 5% 1/1/19	235,000	238,838
Pennsylvania - 2.8%
Allegheny County Arpt. Auth. Rev. Series 2006 B, 5% 1/1/19 (b)	50,000	50,777
Monroeville Fin. Auth. UPMC Rev. (UPMC Health Sys. Proj.) Series 2013 B, 5% 7/1/18	250,000	250,000
Pennsylvania Gen. Oblig.:
Series 2011, 5% 11/15/20	60,000	64,154
Series 2016, 5% 1/15/22	140,000	152,806
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Thomas Jefferson Univ. Proj.) Series 2012, 5% 3/1/20	50,000	52,589
First Series 2012, 5% 4/1/21	50,000	53,902
Pennsylvania Tpk. Commission Tpk. Rev. Series 2018 A1:
SIFMA Municipal Swap Index + 0.350% 1.86% 12/1/20 (a)(c)	100,000	100,000
SIFMA Municipal Swap Index + 0.430% 1.94% 12/1/21 (a)(c)	200,000	200,000

TOTAL PENNSYLVANIA		924,228

South Carolina - 0.4%
South Carolina Pub. Svc. Auth. Rev. Series 2015 C, 5% 12/1/18 (Escrowed to Maturity)	120,000	121,728
Texas - 1.4%
Corpus Christi Util. Sys. Rev. Series 2015 C, 4% 7/15/18	200,000	200,164
Lower Colorado River Auth. Rev. Series 2012 B, 5% 5/15/21	245,000	266,016

TOTAL TEXAS		466,180

Utah - 1.0%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 2013 A:
5% 7/1/21	155,000	155,000
5% 7/1/22	170,000	170,000

TOTAL UTAH		325,000

Virginia - 0.7%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 B, 2.15%, tender 9/1/20 (a)	150,000	149,936
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds:
(Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.875%, tender 6/1/20 (a)	25,000	24,863
Series 2009 A, 2.15%, tender 9/1/20 (a)	50,000	49,979

TOTAL VIRGINIA		224,778

West Virginia - 0.9%
Harrison County Commission Solid Waste Disp. Rev. Bonds (Monongahela Pwr. Co. Proj.) Series 2018 A, 3%, tender 10/15/21 (a)(b)	300,000	300,000
Wisconsin - 1.1%
Wisconsin Health & Edl. Facilities Auth. (Unitypoint Health Proj.) Series 2014 A, 5% 12/1/19	100,000	104,309
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2009 A, 5.5% 12/15/20	250,000	262,883

TOTAL WISCONSIN		367,192

TOTAL MUNICIPAL BONDS
(Cost $14,986,667)		14,995,477

Municipal Notes - 55.7%
Alabama - 0.3%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) 1.59% 7/2/18, VRDN (a)(b)	100,000	$100,000
Colorado - 0.5%
Colorado Hsg. & Fin. Auth. Econ. Dev. (Pacific Instruments Proj.) Series 2000, 1.71% 7/6/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	165,000	165,000
Connecticut - 0.8%
Derby Gen. Oblig. BAN Series 2018, 2.75% 10/25/18	200,000	200,644
Reg'l. School District # 14 Woodbuty & Bethleham BAN Series 2017, 2.25% 7/25/18	50,000	50,016

TOTAL CONNECTICUT		250,660

Delaware - 1.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1994, 1.75% 7/2/18, VRDN (a)(b)	400,000	400,000
Florida - 0.9%
Collier County Indl. Dev. Auth. Rev. (Var March Proj.) Series 2004, 1.66% 7/6/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	310,000	310,000
Illinois - 13.6%
Centegra Health Sys. Participating VRDN Series Floaters XF 23 39, 1.69% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,500,000	1,500,000
Chicago Board of Ed. Participating VRDN Series Floaters XG 01 08, 1.69% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	3,000,000	2,999,989

TOTAL ILLINOIS		4,499,989

Indiana - 0.3%
Hamilton Southeastern Consolidated School Bldg. Corp. BAN Series 2018, 3% 12/15/18	100,000	100,529
Massachusetts - 1.2%
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XF 23 06, 1.76% 7/6/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(d)	200,000	200,000
Nahant BAN Series 2018 A, 3% 6/28/19	100,000	100,945
Quincy Gen. Oblig. BAN Series 2018, 3% 9/28/18	100,000	100,352

TOTAL MASSACHUSETTS		401,297

Michigan - 1.5%
Michigan Bldg. Auth. Rev. Participating VRDN Series Floaters XM 01 23, 1.71% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	500,000	500,000
Mississippi - 1.5%
Mississippi Bus. Fin. Corp. Rev. (Utils. Optimization LLC Proj.) Series 2002 A, 1.71% 7/6/18, LOC Cap. One Bank, VRDN (a)(b)	400,000	400,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Gulf Pwr. Co. Proj.) Series 2012, 1.65% 7/2/18, VRDN (a)(b)	100,000	100,000

TOTAL MISSISSIPPI		500,000

Nevada - 3.0%
Clark County Arpt. Rev. Participating VRDN Series ROC II R 11823, 1.71% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	1,000,000	1,000,000
New Jersey - 6.5%
Caldwell BAN Series 2018, 3% 2/20/19	100,000	100,745
Carteret Gen. Oblig. BAN Series 2017, 2.5% 10/25/18	50,000	50,125
Gloucester Township BAN Series 2018 B, 3% 6/20/19	600,000	606,348
Holmdel Township Gen. Oblig. BAN Series 2017, 2.5% 10/26/18	50,000	50,135
Maple Shade Township BAN Series 2018, 3% 6/27/19	200,000	202,040
Millburn Township Gen. Oblig. BAN Series 2018, 3% 6/14/19	100,000	101,049
New Jersey Bldg. Auth. State Bldg. Rev. Participating VRDN Series Floaters XF 05 53, 1.71% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	100,000	100,000
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.76% 7/6/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	225,000	225,000
Saddle Brook Township Gen. Oblig. BAN Series 2018, 3% 5/30/19	300,000	303,126
Teaneck Township Gen. Oblig. BAN Series 2018, 3% 6/28/19	100,000	101,043
Wall Township Gen. Oblig. BAN Series 2018, 3% 6/28/19	300,000	303,159

TOTAL NEW JERSEY		2,142,770

New York - 3.5%
Amsterdam City School District BAN Series 2018, 3% 6/28/19	400,000	404,252
Geneva BAN Series 2018, 3% 5/8/19	400,000	403,924
North Tonawanda City School District BAN Series 2017, 2.2% 8/24/18	50,000	50,045
Penn Yan NY Central School District BAN Series 2018, 3% 7/19/19 (e)	200,000	202,182
Putnam County Indl. Dev. Agcy. Rev. Series 2006 A, 1.75% 7/6/18, LOC RBS Citizens NA, VRDN (a)	100,000	100,000

TOTAL NEW YORK		1,160,403

North Carolina - 0.6%
Alamance County Idnl Facilities Poll Fing. Auth. Series 2001, 1.66% 7/6/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	200,000	200,000
Ohio - 0.8%
Belmont County BAN Series 2018 A, 3% 4/18/19	100,000	100,941
Lucas County Hosp. Rev. Participating VRDN Series Floaters 002, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC) (a)(d)(f)	100,000	100,000
Newark Gen. Oblig. BAN Series 2017, 2.05% 10/30/18	50,000	50,055

TOTAL OHIO		250,996

Pennsylvania - 0.3%
Montgomery County Higher Ed. & Health Auth. Rev. Series 2018 D, 1.79% 7/5/21, VRDN (a)	100,000	100,000
Rhode Island - 1.4%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2005 A, 1.71% 7/2/18, LOC RBS Citizens NA, VRDN (a)	460,000	460,000
South Carolina - 6.0%
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2001, 1.66% 7/6/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	500,000	500,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series Floaters XM 02 91, 1.66% 7/6/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	1,500,000	1,500,000

TOTAL SOUTH CAROLINA		2,000,000

Texas - 4.2%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 1.78% 7/2/18, VRDN (a)	380,000	380,000
Series 2004, 1.85% 7/6/18, VRDN (a)(b)	900,000	900,000
Series 2010 D, 1.78% 7/2/18, VRDN (a)	100,000	100,000

TOTAL TEXAS		1,380,000

Utah - 4.8%
Salt Lake City Arpt. Rev. Participating VRDN Series 17 ZF 0540, 1.69% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,600,000	1,600,000
Washington - 2.8%
Catholic Health Initiatives Participating VRDN Series XF 1017, 1.68% 7/6/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	930,000	930,000
TOTAL MUNICIPAL NOTES
(Cost $18,451,261)		18,451,644
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $33,437,928)		33,447,121
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(296,399)
NET ASSETS - 100%		$33,150,722

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $100,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Lucas County Hosp. Rev. Participating VRDN Series Floaters 002, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC)	1/11/18	$100,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$6,447
Total	$6,447

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Synthetics	32.1%
General Obligations	23.4%
Electric Utilities	10.6%
Health Care	9.9%
Industrial Development	8.6%
Education	7.1%
Transportation	5.3%
Others* (Individually Less Than 5%)	3.0%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $33,437,928)		$33,447,121
Receivable for fund shares sold		29,734
Interest receivable		255,717
Distributions receivable from Fidelity Central Funds		16
Other receivables		10
Total assets		33,732,598
Liabilities
Payable to custodian bank	$16,689
Payable for investments purchased
Regular delivery	300,000
Delayed delivery	202,172
Payable for fund shares redeemed	33,410
Distributions payable	29,605
Total liabilities		581,876
Net Assets		$33,150,722
Net Assets consist of:
Paid in capital		$33,140,549
Undistributed net investment income		41
Accumulated undistributed net realized gain (loss) on investments		939
Net unrealized appreciation (depreciation) on investments		9,193
Net Assets, for 3,320,947 shares outstanding		$33,150,722
Net Asset Value, offering price and redemption price per share ($33,150,722 ÷ 3,320,947 shares)		$9.98

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Interest		$148,478
Income from Fidelity Central Funds		6,447
Total income		154,925
Expenses
Independent trustees' fees and expenses	$31
Miscellaneous	2
Total expenses before reductions	33
Expense reductions	(10)
Total expenses after reductions		23
Net investment income (loss)		154,902
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,061
Total net realized gain (loss)		1,061
Change in net unrealized appreciation (depreciation) on investment securities		26,635
Net gain (loss)		27,696
Net increase (decrease) in net assets resulting from operations		$182,598

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	For the period October 12, 2017 (commencement of operations) to December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$154,902	$28,132
Net realized gain (loss)	1,061	(122)
Change in net unrealized appreciation (depreciation)	26,635	(17,442)
Net increase (decrease) in net assets resulting from operations	182,598	10,568
Distributions to shareholders from net investment income	(154,900)	(28,094)
Share transactions
Proceeds from sales of shares	25,689,236	10,010,000
Reinvestment of distributions	78,509	28,097
Cost of shares redeemed	(2,665,292)	–
Net increase (decrease) in net assets resulting from share transactions	23,102,453	10,038,097
Total increase (decrease) in net assets	23,130,151	10,020,571
Net Assets
Beginning of period	10,020,571	–
End of period	$33,150,722	$10,020,571
Other Information
Undistributed net investment income end of period	$41	$39
Shares
Sold	2,576,473	1,001,000
Issued in reinvestment of distributions	7,868	2,814
Redeemed	(267,208)	–
Net increase (decrease)	2,317,133	1,003,814

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Conservative Income Municipal Bond Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$9.98	$10.00
Income from Investment Operations
Net investment income (loss)B	.078	.028
Net realized and unrealized gain (loss)	–C	(.020)
Total from investment operations	.078	.008
Distributions from net investment income	(.078)	(.028)
Total distributions	(.078)	(.028)
Net asset value, end of period	$9.98	$9.98
Total ReturnD,E	.78%	.08%
Ratios to Average Net AssetsF,G
Expenses before reductionsH,I	-%	-%
Expenses net of fee waivers, if anyH,I	-%	-%
Expenses net of all reductionsH,I	-%	-%
Net investment income (loss)H	1.61%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$33,151	$10,021
Portfolio turnover rateJ	9%H	- %K

 A For the period October 12, 2017 (commencement of operations) to December 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018

1. Organization.

Fidelity Flex Conservative Income Municipal Bond Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$23,447
Gross unrealized depreciation	(14,252)
Net unrealized appreciation (depreciation)	$9,195
Tax cost	$33,437,926

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(149)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $10,449,144 and $275,000, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $10.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of approximately 30% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
Actual	- %-C	$1,000.00	$1,007.80	$-
Hypothetical-D		$1,000.00	$1,024.79	$-

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D 5% return per year before expenses

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Fidelity Flex℠ Funds Fidelity Flex℠ Municipal Income Fund Semi-Annual Report June 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five States as of June 30, 2018

% of fund's net assets
Illinois	19.7
Texas	12.7
Ohio	9.6
New York	7.8
Florida	5.2

Top Five Sectors as of June 30, 2018

% of fund's net assets
Health Care	24.9
General Obligations	21.6
Education	14.4
Transportation	12.6
Special Tax	5.1

Quality Diversification (% of fund's net assets)

As of June 30, 2018
AAA	2.2%
AA,A	72.9%
BBB	12.2%
BB and Below	1.5%
Not Rated	0.7%
Short-Term Investments and Net Other Assets	10.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 89.5%
	Principal Amount	Value
Alabama - 0.2%
Jefferson County Gen. Oblig. Series 2018 A:
5% 4/1/25	$100,000	$114,489
5% 4/1/26	100,000	115,443

TOTAL ALABAMA		229,932

Alaska - 0.0%
Alaska Int'l. Arpts. Revs. Series 2010 A, 5% 10/1/23 (a)	30,000	31,863
Arizona - 0.5%
Arizona Board of Regents Arizona State Univ. Rev. Series 2012 A, 5% 7/1/32 (Pre-Refunded to 7/1/22 @ 100)	10,000	11,110
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2015 A, 5% 1/1/21	25,000	26,854
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	10,000	10,541
5% 7/1/48	10,000	10,464
Phoenix Civic Impt. Board Arpt. Rev. Series 2017 A, 5% 7/1/31 (a)	400,000	456,560
Univ. of Arizona Univ. Revs. Series 2015 A, 5% 6/1/22	10,000	11,135

TOTAL ARIZONA		526,664

Colorado - 0.6%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38 (b)	40,000	44,362
5% 10/1/43 (b)	50,000	54,961
Colorado Health Facilities Auth. (Parkview Med. Ctr., Inc. Proj.) Series 2016, 4% 9/1/35	35,000	35,757
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	380,000	347,347
Denver City & County Arpt. Rev. Series 2017 A:
5% 11/15/23 (a)	25,000	28,268
5% 11/15/26 (a)	50,000	57,669

TOTAL COLORADO		568,364

Connecticut - 0.4%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT Proj.) Series 2017 I-1, 5% 7/1/42	135,000	151,729
Series 2012 J, 4% 7/1/19	100,000	101,969
Series A, 5% 7/1/26	105,000	112,874

TOTAL CONNECTICUT		366,572

District Of Columbia - 0.4%
Washington Convention & Sports Auth. Series 2018 A:
5% 10/1/23	100,000	113,476
5% 10/1/24	100,000	114,928
5% 10/1/25	100,000	116,109

TOTAL DISTRICT OF COLUMBIA		344,513

Florida - 5.2%
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/21	250,000	273,605
Series 2017:
5% 10/1/28 (a)	430,000	500,094
5% 10/1/42 (a)	1,365,000	1,539,242
Broward County School Board Ctfs. of Prtn. Series 2015 A, 5% 7/1/23	50,000	56,562
Florida Higher Edl. Facilities Fing. Auth. (Jacksonville Univ. Proj.) Series 2018 A1, 5% 6/1/48 (c)	100,000	104,937
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A, 5% 10/1/31 (a)	125,000	143,416
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2013 D, 5% 10/1/20	1,480,000	1,583,008
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (a)	25,000	27,048
Miami-Dade County Aviation Rev. Series 2015 A, 5% 10/1/27 (a)	200,000	227,396
Miami-Dade County Expressway Auth. Series 2014 A, 5% 7/1/25	395,000	451,311
Miami-Dade County School Board Ctfs. of Prtn.:
Bonds Series 2014 A, 5%, tender 5/1/24 (d)	100,000	114,058
Series 2015 D, 5% 2/1/26	10,000	11,611
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017, 5% 8/15/26	100,000	115,871
Tampa Hosp. Rev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2016 B, 5% 7/1/29	25,000	28,152

TOTAL FLORIDA		5,176,311

Georgia - 3.9%
Atlanta Arpt. Rev. Series 2014 C, 5% 1/1/27 (a)	3,000,000	3,379,530
Glynn-Brunswick Memorial Hosp. Auth. Rev.:
(Southeast Health Sys. Proj.) Series 2017:
4% 8/1/43	5,000	5,000
5% 8/1/39	5,000	5,450
(Southeast GA. Health Sys. Proj.) Series 2017, 5% 8/1/43	5,000	5,505
Main Street Natural Gas, Inc. Bonds Series 2018 C, 4%, tender 12/1/23 (d)	500,000	535,090

TOTAL GEORGIA		3,930,575

Illinois - 19.7%
Chicago Board of Ed.:
Series 2012 A, 5% 12/1/42	500,000	499,980
Series 2018 A:
5% 12/1/29	350,000	362,933
5% 12/1/31	150,000	154,788
Chicago Midway Arpt. Rev.:
Series 2014 B, 5% 1/1/26	100,000	111,726
Series 2016 B:
4% 1/1/35	200,000	205,876
5% 1/1/46	2,000,000	2,208,740
Chicago O'Hare Int'l. Arpt. Rev. Series 2017 B, 5% 1/1/37	50,000	56,252
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/38 (a)	50,000	55,522
5% 7/1/48 (a)	400,000	439,956
Cook County Gen. Oblig.:
Series 2011 A, 5.25% 11/15/23	50,000	54,513
Series 2016 A:
5% 11/15/23	10,000	11,323
5% 11/15/31	500,000	561,295
Grundy & Will Counties Cmnty. School Gen. Obligan Series 2017, 5% 2/1/27	1,955,000	2,205,514
Illinois Fin. Auth. Rev.:
( Bradley Univ. Proj.) Series 2017 C, 5% 8/1/30	615,000	694,360
(Depaul Univ., IL Proj.):
Series 2016 A, 5% 10/1/28	10,000	11,514
Series 2016, 5% 10/1/29	30,000	34,400
(Presence Health Proj.) Series 2016 C, 5% 2/15/36	15,000	17,079
(Silver Cross Health Sys. II Proj.) Series 2015C, 4.125% 8/15/37	60,000	60,385
(Silver Cross Health Sys. IL Proj.) Series 2015 C, 5% 8/15/26	35,000	39,074
Bonds Series E, 2.25%, tender 4/29/22 (d)	3,695,000	3,709,780
Series 2011 IL, 4% 12/1/20	100,000	105,022
Series 2011 L, 5% 12/1/22 (Pre-Refunded to 12/1/21 @ 100)	5,000	5,489
Series 2012 A, 5% 5/15/41	695,000	737,791
Series 2013, 5% 11/15/24	65,000	71,822
Series 2014, 5% 8/1/38	10,000	11,057
Series 2015 A:
5% 11/15/20	760,000	811,520
5% 11/15/23	10,000	11,221
5% 11/15/25	150,000	170,861
5% 11/15/45	300,000	326,142
Series 2016 A:
5% 8/15/24	65,000	72,060
5% 7/1/33	10,000	11,031
Series 2016 C:
4% 2/15/41	40,000	41,295
5% 2/15/34	50,000	57,175
Series 2016:
5% 12/1/23	155,000	173,163
5% 5/15/29	10,000	11,332
5% 12/1/33	485,000	535,231
5% 12/1/46	95,000	103,197
Series 2017 A, 5% 7/15/42	1,000,000	1,139,830
Illinois Gen. Oblig.:
Serie 2014, 5% 4/1/24	100,000	106,241
Series 2013, 5% 7/1/23	10,000	10,593
Series 2016:
5% 2/1/21	30,000	31,212
5% 2/1/27	1,000,000	1,064,500
5% 11/1/29	1,400,000	1,473,920
Series 2017 D:
5% 11/1/24	595,000	633,074
5% 11/1/27	250,000	266,483
Series 2017, 4% 2/1/24	15,000	15,097
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2011, 5.5% 2/1/22	100,000	110,566
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 2010 B1, 0% 6/15/43 (FSA Insured)	10,000	3,223
Series 1994 A, 0% 6/15/25	25,000	18,946
Series 2012 B, 5% 6/15/23	10,000	10,674
Univ. of Illinois Board of Trustees Ctfs. of Prtn. (Univ. of Illinois Rev. Proj.) Series 2014 A, 5% 10/1/26	15,000	16,669

TOTAL ILLINOIS		19,651,447

Indiana - 0.1%
Indiana Fin. Auth. Rev.:
Series 2012, 5% 3/1/23	35,000	38,312
Series 2016:
5% 9/1/24	20,000	22,777
5% 9/1/30	50,000	56,995

TOTAL INDIANA		118,084

Kentucky - 0.9%
Ashland Med. Ctr. Rev. (King's Daugthers Med. Ctr. Proj.) Series 2010 B, 4.5% 2/1/25	25,000	25,453
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 118) Series 2018, 5% 4/1/25	175,000	199,082
(Proj. No. 119) Series 2018:
5% 5/1/26	60,000	68,269
5% 5/1/29	85,000	97,118
5% 5/1/32	20,000	22,887
5% 5/1/33	15,000	17,098
5% 5/1/34	20,000	22,689
5% 5/1/35	10,000	11,211
5% 5/1/36	10,000	11,185
Louisville & Jefferson County Series 2016 A, 5% 10/1/32	70,000	79,335
Louisville/Jefferson County Metropolitan Gov. Series 2012, 5% 12/1/35	125,000	131,654
Pikeville Hosp. Rev. Series 2011, 6% 3/1/20	25,000	26,490
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2001 B, 2.55%, tender 5/3/21 (d)	200,000	200,106

TOTAL KENTUCKY		912,577

Louisiana - 0.2%
Louisiana Pub. Facilities Auth. Rev. (Tulane Univ. of Louisiana Proj.):
Series 2016 A, 5% 12/15/28	15,000	17,261
Series 2017 A, 5% 12/15/32	165,000	189,197

TOTAL LOUISIANA		206,458

Maine - 0.7%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Univ. of New England) Series 2017 A, 4% 7/1/22	20,000	21,362
Series 2014, 5% 7/1/30	585,000	647,402
Series 2016 A, 4% 7/1/46	5,000	4,545
Series 2017 B, 5% 7/1/29	10,000	11,490

TOTAL MAINE		684,799

Maryland - 0.2%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	150,000	167,868
Massachusetts - 4.5%
Massachusetts Dev. Fin. Agcy. Rev.:
(Lawrence Gen. Hosp.):
Series 2014 A, 5.25% 7/1/34	40,000	43,306
Series 2017:
5% 7/1/19	100,000	102,590
5% 7/1/20	100,000	104,834
5% 7/1/21	100,000	106,633
5% 7/1/47	100,000	106,172
Series 2016 A, 5% 1/1/31	40,000	44,813
Series 2017 A, 5% 1/1/37	1,050,000	1,170,015
Series 2017 B, 5% 9/1/42	2,500,000	2,839,900

TOTAL MASSACHUSETTS		4,518,263

Michigan - 1.8%
Great Lakes Wtr. Auth. Mich Wtr. Series 2016 D, 5% 7/1/27	100,000	113,818
Michigan Fin. Auth. Rev.:
Series 2015 A, 5% 5/15/24	1,150,000	1,316,072
Series 2016, 5% 11/15/41	30,000	33,215
Michigan Hosp. Fin. Auth. Rev. (Trinity Health Proj.) Series 2008 C, 5% 12/1/32	10,000	11,620
Wayne County Arpt. Auth. Rev.:
Series 2011 A, 5% 12/1/19 (a)	100,000	104,352
Series 2017 A, 5% 12/1/29	45,000	52,371
Series 2017 B, 5% 12/1/42 (a)	150,000	167,268

TOTAL MICHIGAN		1,798,716

Minnesota - 0.0%
Maple Grove Health Care Sys. Rev. ( North Memorial Med. Ctr., Proj.) Series 2015, 4% 9/1/21	25,000	26,249
Missouri - 1.1%
Missouri Health & Edl. Facilities Rev. Series 2018 A, 5% 11/15/43	1,000,000	1,129,540
Montana - 0.0%
Montana Facility Fin. Auth. Rev. (Benefis Health Sys. Proj.) Series 2016, 5% 2/15/32	30,000	33,821
New Hampshire - 0.9%
New Hampshire Health & Ed. Facilities Auth. (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/23	200,000	225,634
5% 8/1/26	105,000	121,430
5% 8/1/37	100,000	112,984
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Covenant Health Sys., Inc. Proj.) Series 2012, 5% 7/1/42	310,000	328,619
(Southern NH Med. Ctr. Proj.) Series 2016, 3% 10/1/21	50,000	50,962

TOTAL NEW HAMPSHIRE		839,629

New Jersey - 4.8%
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 11/1/23	25,000	27,290
Series 2013 NN, 5% 3/1/29	1,000,000	1,054,700
Series 2013:
5% 3/1/23	25,000	27,046
5% 3/1/24	70,000	75,571
Series 2017 DDD, 5% 6/15/30	1,000,000	1,092,680
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2018 B:
5% 12/1/27 (a)	850,000	968,278
5% 12/1/28 (a)	750,000	852,938
Series 2018 C, 4% 12/1/48 (a)	35,000	34,574
New Jersey Trans. Trust Fund Auth.:
Series 2003 B, 5.25% 12/15/19	250,000	261,223
Series 2009 A, 0% 12/15/36	160,000	69,261
Series 2014 AA, 5% 6/15/25	100,000	108,608
Series 2016 A, 5% 6/15/27	160,000	176,411

TOTAL NEW JERSEY		4,748,580

New York - 7.8%
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015, 5% 7/1/25	400,000	458,280
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A, 5% 2/15/37	2,420,000	2,777,119
New York City Gen. Oblig.:
Series 2017 B, 5% 12/1/37	1,500,000	1,719,120
Series 2018 A, 5% 8/1/24	100,000	115,661
New York City Transitional Fin. Auth. Rev. Series 2016 E, 5% 2/1/37	1,000,000	1,133,190
New York Dorm. Auth. Personal Income Tax Rev. (New York State Pit Proj.) Series 2012 D, 5% 2/15/22 (Escrowed to Maturity)	10,000	11,027
New York Metropolitan Trans. Auth. Rev.:
Series 2016 A, 5% 11/15/31	100,000	114,220
Series 2016 B, 5% 11/15/22	1,000,000	1,119,930
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2015, 5% 7/1/27	295,000	330,987

TOTAL NEW YORK		7,779,534

Ohio - 9.6%
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
5% 8/1/25	10,000	11,424
5% 8/1/26	290,000	332,671
5% 8/1/27	10,000	11,570
5% 8/1/28	10,000	11,618
5% 8/1/29	10,000	11,546
5% 8/1/30	10,000	11,510
Bonds Series 2017 B, 5%, tender 5/5/22 (d)	10,000	11,060
American Muni. Pwr., Inc. Rev. Series 2017 A, 5% 2/15/21	30,000	32,243
Hamilton County HealthCare Facilities Rev. (The Christ Hosp. Proj.) Series 2012, 5.25% 6/1/24	2,900,000	3,210,155
Lucas County Hosp. Rev. Series 2011, 5% 11/15/23 (Pre-Refunded to 11/15/21 @ 100)	20,000	21,999
Ohio Hosp. Rev. Series 2013 A, 5% 1/15/28	3,560,000	3,880,151
Steubenville Hosp. Rev. (Trinity Health Proj.) Series 2010, 4.125% 10/1/21 (Pre-Refunded to 2/1/20 @ 100)	15,000	15,557
Univ. of Toledo Gen. Receipts Series 2018 A:
5% 6/1/20	645,000	683,345
5% 6/1/21	865,000	937,253
5% 6/1/22	330,000	364,832
Wood County Hosp. Facilities Rev. (Wood County Hosp. Assoc. Proj.) Series 2012, 5% 12/1/32	15,000	15,675

TOTAL OHIO		9,562,609

Oklahoma - 0.2%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B, 5% 8/15/23	200,000	220,532
Pennsylvania - 4.2%
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A:
5% 11/15/22	100,000	110,890
5% 11/15/25	100,000	114,121
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/46	20,000	21,371
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018:
4% 7/15/37	40,000	40,411
5% 7/15/36	500,000	562,500
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	60,000	67,469
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	195,000	194,653
Series 2016 A, 5% 8/15/46	50,000	55,183
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/23	250,000	278,305
5% 7/1/24	300,000	337,422
5% 7/1/25	300,000	338,409
5% 7/1/26	455,000	515,456
5% 7/1/27	500,000	570,280
5% 7/1/34	450,000	504,113
Pennsylvania Higher Edl. Facilities Auth. Rev. (Drexel Univ.) Series 2017, 5% 5/1/35	10,000	11,338
Philadelphia Gas Works Rev. Series 2015 13, 5% 8/1/21	100,000	108,349
Philadelphia School District:
Series 2018 A, 5% 9/1/25	50,000	56,606
Series 2018 B, 5% 9/1/43	50,000	55,686
Southcentral Pennsylvania Gen. Auth. Rev. (Hanover Hosp., Inc. PA Proj.) Series 2015, 5% 12/1/28	45,000	51,003
Union County Hosp. Auth. Rev. Series 2018 B, 5% 8/1/43	185,000	206,105

TOTAL PENNSYLVANIA		4,199,670

Rhode Island - 0.8%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016:
5% 5/15/21	25,000	26,833
5% 5/15/39	50,000	54,222
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A, 5% 12/1/23 (a)	625,000	694,244

TOTAL RHODE ISLAND		775,299

South Carolina - 2.3%
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2013, 5% 11/1/28	175,000	193,592
South Carolina Pub. Svc. Auth. Rev.:
Series 2010 B, 5% 1/1/21	5,000	5,252
Series 2014 A:
5% 12/1/49	40,000	42,410
5.5% 12/1/54	140,000	152,258
Series 2014 C, 5% 12/1/46	20,000	21,342
Series 2015 A, 5% 12/1/50	75,000	80,141
Series 2015 E, 5.25% 12/1/55	25,000	27,170
Series 2016 A:
5% 12/1/26	140,000	156,967
5% 12/1/33	15,000	16,499
5% 12/1/38	75,000	81,578
Series 2016 B:
5% 12/1/31	105,000	116,548
5% 12/1/35	120,000	131,821
5% 12/1/41	175,000	190,517
South Carolina Trans. Infrastructure Bank Rev. Series 2016 A, 5% 10/1/25	500,000	581,620
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	30,000	30,119
4% 4/15/48	20,000	19,861
5% 4/15/48	415,000	461,447

TOTAL SOUTH CAROLINA		2,309,142

Tennessee - 0.3%
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/23	15,000	16,803
5% 7/1/24	20,000	22,304
5% 7/1/25	20,000	22,136
Tennessee Engy Acq Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (d)	250,000	266,245

TOTAL TENNESSEE		327,488

Texas - 12.7%
Arlington Spl. Tax Rev. Series 2018 C, 5% 2/15/45	50,000	52,794
Austin Cmnty. College District Rev. (Highland Campus Parking Garage Proj.) Series 2018 C:
5% 8/1/25	200,000	230,146
5% 8/1/26	200,000	232,078
Austin Elec. Util. Sys. Rev. Series 2017, 5% 11/15/35	1,480,000	1,705,818
Austin Wtr. & Wastewtr. Sys. Rev. Series 2017:
5% 11/15/36	2,175,000	2,522,065
5% 11/15/37	2,000,000	2,317,380
Austin-Bergstrom Landhost Ente Series 2017, 5% 10/1/22	115,000	127,043
Dallas Fort Worth Int'l. Arpt. Rev. Series 2014 B, 5% 11/1/22 (a)	115,000	127,567
Dallas Gen. Oblig. Series 2014, 5% 2/15/24	1,500,000	1,712,220
Grand Parkway Trans. Corp. Series 2013 B, 5.25% 10/1/51	30,000	33,545
Houston Gen. Oblig. Series 2017 A:
5% 3/1/25	500,000	578,240
5% 3/1/32	25,000	28,995
New Hope Cultural Ed. Facilities Finc (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/27	10,000	11,910
5% 8/15/47	10,000	11,270
North Central Texas Health Facilities Dev. Corp. (Childrens Med. Ctr. of Dallas Proj.) Series 2012, 5% 8/15/32 (Pre-Refunded to 8/15/22 @ 100)	100,000	111,797
San Antonio Elec. & Gas Sys. Rev. Series 2017, 5% 2/1/33	5,000	5,800
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/21	60,000	65,392
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2017 A, 5% 2/15/24	265,000	302,193
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/29	1,000,000	1,155,130
5% 2/15/30	690,000	794,990
Waco Gen. Oblig. Series 2015, 5% 2/1/25	500,000	568,880

TOTAL TEXAS		12,695,253

Utah - 0.0%
Salt Lake City Arpt. Rev. Series 2017 A, 5% 7/1/24 (a)	10,000	11,420
Virginia - 1.8%
Roanoke Econ. Dev. Auth. Edl. Facilities Series 2018 A:
5% 9/1/23	360,000	399,078
5% 9/1/24	315,000	352,441
5% 9/1/27	875,000	997,675
Winchester Econ. Dev. Auth. (Valley Health Proj.) Series 2015, 5% 1/1/22	50,000	54,879

TOTAL VIRGINIA		1,804,073

Washington - 3.1%
Port of Seattle Rev. Series 2015 C, 5% 4/1/24 (a)	50,000	56,506
Washington Gen. Oblig.:
Series 2013 A, 5% 7/1/23	5,000	5,571
Series 2017 A, 5% 8/1/35	2,500,000	2,867,850
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	5,000	5,051
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	5,000	5,684
5% 7/1/30	5,000	5,750
5% 7/1/31	10,000	11,429
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series 2018, 5% 7/1/38 (c)	100,000	104,947

TOTAL WASHINGTON		3,062,788

Wisconsin - 0.6%
Pub. Fin. Auth. Rev.:
(Denver Great Hall LLC. Proj.) Series 2017, 5% 9/30/49 (a)	75,000	82,384
(Denver Int. Arpt. Great Hall Proj.) Series 2017, 5% 9/30/24 (a)	10,000	11,196
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 B-1 3.95% 11/15/24 (c)	5,000	5,083
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (b)(c)	15,000	15,999
5% 10/1/48 (b)(c)	15,000	15,935
5% 10/1/53 (b)(c)	30,000	31,692
Wisconsin Health & Edl. Facilities (Ascension Sr. Cr. Group) Series 2016 A, 5% 11/15/39	280,000	315,834
Wisconsin Health & Edl. Facilities Auth. Rev. (Mercy Alliance, Inc. Proj.) Series 2012, 5% 6/1/19	100,000	102,868

TOTAL WISCONSIN		580,991

TOTAL MUNICIPAL BONDS
(Cost $89,149,070)		89,339,624
	Shares	Value

Money Market Funds - 5.0%
Fidelity Municipal Cash Central Fund, 1.59% (e)(f)
(Cost $5,000,002)	4,999,500	4,999,984
TOTAL INVESTMENT IN SECURITIES - 94.5%
(Cost $94,149,072)		94,339,608
NET OTHER ASSETS (LIABILITIES) - 5.5%		5,535,343
NET ASSETS - 100%		$99,874,951

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $278,593 or 0.3% of net assets.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$10,678
Total	$10,678

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$89,339,624	$--	$89,339,624	$--
Money Market Funds	4,999,984	4,999,984	--	--
Total Investments in Securities:	$94,339,608	$4,999,984	$89,339,624	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Health Care	24.9%
General Obligations	21.6%
Education	14.4%
Transportation	12.6%
Special Tax	5.1%
Money Market Funds	5.0%
Others* (Individually Less Than 5%)	16.4%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $89,149,070)	$89,339,624
Fidelity Central Funds (cost $5,000,002)	4,999,984
Total Investment in Securities (cost $94,149,072)		$94,339,608
Cash		4,908,002
Receivable for fund shares sold		100,175
Interest receivable		1,020,648
Distributions receivable from Fidelity Central Funds		4,707
Other receivables		770
Total assets		100,373,910
Liabilities
Payable for investments purchased on a delayed delivery basis	$162,351
Payable for fund shares redeemed	120,589
Distributions payable	216,019
Total liabilities		498,959
Net Assets		$99,874,951
Net Assets consist of:
Paid in capital		$99,727,596
Distributions in excess of net investment income		(629)
Accumulated undistributed net realized gain (loss) on investments		(42,552)
Net unrealized appreciation (depreciation) on investments		190,536
Net Assets, for 10,137,525 shares outstanding		$99,874,951
Net Asset Value, offering price and redemption price per share ($99,874,951 ÷ 10,137,525 shares)		$9.85

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Interest		$543,310
Income from Fidelity Central Funds		10,678
Total income		553,988
Expenses
Independent trustees' fees and expenses	$57
Miscellaneous	2
Total expenses		59
Net investment income (loss)		553,929
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(40,208)
Total net realized gain (loss)		(40,208)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	150,170
Fidelity Central Funds	(11)
Total change in net unrealized appreciation (depreciation)		150,159
Net gain (loss)		109,951
Net increase (decrease) in net assets resulting from operations		$663,880

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	For the period October 12, 2017 (commencement of operations) to December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$553,929	$40,386
Net realized gain (loss)	(40,208)	(2,264)
Change in net unrealized appreciation (depreciation)	150,159	40,377
Net increase (decrease) in net assets resulting from operations	663,880	78,499
Distributions to shareholders from net investment income	(553,709)	(40,309)
Distributions to shareholders from net realized gain	–	(1,007)
Total distributions	(553,709)	(41,316)
Share transactions
Proceeds from sales of shares	107,330,652	10,050,000
Reinvestment of distributions	70,991	41,115
Cost of shares redeemed	(17,765,161)	–
Net increase (decrease) in net assets resulting from share transactions	89,636,482	10,091,115
Total increase (decrease) in net assets	89,746,653	10,128,298
Net Assets
Beginning of period	10,128,298	–
End of period	$99,874,951	$10,128,298
Other Information
Distributions in excess of net investment income end of period	$(629)	$(849)
Shares
Sold	10,930,652	1,004,995
Issued in reinvestment of distributions	7,222	4,113
Redeemed	(1,809,457)	–
Net increase (decrease)	9,128,417	1,009,108

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.04	$10.00
Income from Investment Operations
Net investment income (loss)B	.114	.040
Net realized and unrealized gain (loss)	(.184)C	.041
Total from investment operations	(.070)	.081
Distributions from net investment income	(.120)	(.040)
Distributions from net realized gain	–	(.001)
Total distributions	(.120)	(.041)
Net asset value, end of period	$9.85	$10.04
Total ReturnD	(.69)%	.81%
Ratios to Average Net AssetsE,F
Expenses before reductionsG,H	-%	-%
Expenses net of fee waivers, if anyG,H	-%	-%
Expenses net of all reductionsG,H	-%	-%
Net investment income (loss)G	2.43%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$99,875	$10,128
Portfolio turnover rateI	113%G	35%J

 A For the period October 12, 2017 (commencement of operations) to December 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018

1. Organization.

Fidelity Flex Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$371,527
Gross unrealized depreciation	(180,910)
Net unrealized appreciation (depreciation)	$190,617
Tax cost	$94,148,991

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(2,344)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $104,662,424 and $23,148,741, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
Actual	- %-C	$1,000.00	$993.10	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

XLI-SANN-0818
1.9884857.100

Fidelity Advisor® Limited Term Municipal Income Fund -
Class A, Class M, Class C and Class I

Semi-Annual Report

June 30, 2018

Class A, Class M, Class C and Class I are classes of Fidelity® Limited Term Municipal Income Fund

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five States as of June 30, 2018

% of fund's net assets
Illinois	12.6
New York	11.3
Florida	10.5
Texas	8.5
New Jersey	8.1

Top Five Sectors as of June 30, 2018

% of fund's net assets
General Obligations	41.7
Transportation	18.5
Health Care	10.5
Electric Utilities	7.7
Escrowed/Pre-Refunded	5.1

Quality Diversification (% of fund's net assets)

As of June 30, 2018
AAA	10.3%
AA,A	58.5%
BBB	16.0%
BB and Below	1.0%
Not Rated	5.8%
Short-Term Investments and Net Other Assets	8.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 91.6%
	Principal Amount (000s)	Value (000s)
Alabama - 0.7%
Mobile County Board of School Commissioners:
Series 2016 A:	$	$
5% 3/1/22	585	637
5% 3/1/23	830	920
5% 3/1/24	1,225	1,374
5% 3/1/25	1,225	1,385
Series 2016 B:
5% 3/1/22	980	1,068
5% 3/1/24	980	1,099
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.85%, tender 3/24/20 (a)	4,410	4,377
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/20	2,825	2,944
5% 3/1/21	490	521
5% 3/1/22	3,145	3,406
5% 3/1/25	1,465	1,638

TOTAL ALABAMA		19,369

Alaska - 0.8%
Anchorage Gen. Oblig.:
Series A:
5% 9/1/20	1,065	1,139
5% 9/1/22	1,175	1,317
Series B:
5% 9/1/18	3,605	3,626
5% 9/1/20	1,955	2,090
5% 9/1/22	1,395	1,563
Series C:
5% 9/1/18	980	986
5% 9/1/19	2,105	2,188
5% 9/1/20	1,230	1,315
5% 9/1/22	980	1,098
Series D:
5% 9/1/19	3,810	3,960
5% 9/1/20	1,955	2,090
North Slope Borough Gen. Oblig. Series 2017 A, 5% 6/30/21 (Pre-Refunded to 6/30/20 @ 100)	850	904

TOTAL ALASKA		22,276

Arizona - 2.7%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/18	490	497
5% 12/1/19	600	627
5% 12/1/20	800	857
5% 12/1/21	1,080	1,181
5% 12/1/22	785	875
5% 12/1/23	980	1,109
5% 12/1/24	1,465	1,677
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18 (Escrowed to Maturity)	980	989
5% 10/1/20 (Pre-Refunded to 10/1/19 @ 100)	5,065	5,279
Glendale Gen. Oblig.:
Series 2015:
4% 7/1/19 (FSA Insured)	585	599
5% 7/1/22 (FSA Insured)	980	1,090
Series 2017:
5% 7/1/21	2,900	3,153
5% 7/1/22	3,320	3,686
Glendale Trans. Excise Tax Rev.:
5% 7/1/21 (FSA Insured)	735	799
5% 7/1/22 (FSA Insured)	1,145	1,271
5% 7/1/23 (FSA Insured)	1,365	1,544
Maricopa County Indl. Dev. Auth. Rev. Series 2016 A:
5% 1/1/25	4,675	5,399
5% 1/1/26	10,485	12,243
Maricopa County Mesa Unified School District # 4 Series 2016, 4% 7/1/18	1,295	1,295
Maricopa County School District #28 Kyrene Elementary Series 2010 B:
4% 7/1/19	880	901
4% 7/1/20	1,330	1,390
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 2.05%, tender 8/1/18 (a)(b)	15,430	15,434
Pima County Ctfs. of Prtn. Series 2014:
5% 12/1/21	2,160	2,370
5% 12/1/22	2,415	2,704
5% 12/1/23	3,350	3,817
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/19	3,155	3,262
Series 2012 A:
5% 7/1/18	805	805
5% 7/1/19	1,515	1,566
Tempe Indl. Dev. Auth. Rev. (Mirabella At Asu, Inc. Proj.) Series 2017 B, 4% 10/1/23 (c)	3,915	3,936

TOTAL ARIZONA		80,355

California - 3.6%
Alameda Corridor Trans. Auth. Rev.:
Series 2004:
0% 10/1/19	260	252
0% 10/1/19 (Escrowed to Maturity)	3,260	3,200
Series 2013 A, 5% 10/1/22	2,140	2,415
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series A, 2.95%, tender 4/1/26 (a)	5,075	5,212
Series B, 2.85%, tender 4/1/25 (a)	4,150	4,253
Series C, 2.1%, tender 4/1/22 (a)	3,875	3,902
California Gen. Oblig.:
Bonds 3%, tender 12/1/19 (a)	15,260	15,452
5.25% 9/1/22	1,535	1,746
California Muni. Fin. Auth. Rev. (LINXS APM Proj.) Series 2018 A:
5% 12/31/23 (b)	860	970
5% 6/30/24 (b)	665	753
5% 12/31/24 (b)	800	909
5% 6/30/25 (b)	1,000	1,139
5% 12/31/25 (b)	1,760	2,012
5% 6/30/26 (b)	1,360	1,558
5% 12/31/26 (b)	2,570	2,961
5% 6/30/27 (b)	1,910	2,204
5% 12/31/27 (b)	3,000	3,479
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 2.05%, tender 8/1/18 (a)(b)(c)	2,300	2,301
California Pub. Works Board Lease Rev.:
(Dept. of Corrections & Rehab. Proj.) Series 2011 C, 5% 10/1/18	1,710	1,726
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/22	980	1,092
(Univ. Proj.) Series 2011 B, 5% 10/1/19 (Escrowed to Maturity)	1,455	1,519
(Various Cap. Projs.):
Series 2011 A:
5% 10/1/19	4,890	5,106
5% 10/1/20	2,470	2,654
Series 2012 A, 5% 4/1/21	3,175	3,454
Series 2012 G, 5% 11/1/22	1,225	1,384
(Various Judicial Council Projs.) Series 2011 D, 5% 12/1/19	4,010	4,209
Series 2012 C, 5% 6/1/21	1,780	1,945
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 4% 6/1/21	3,425	3,624
Series 2017 A1:
5% 6/1/21	1,205	1,303
5% 6/1/22	1,685	1,858
5% 6/1/23	1,925	2,156
5% 6/1/24	1,085	1,231
Series A, 0% 6/1/24 (AMBAC Insured)	3,390	2,918
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A, 5% 7/1/18	1,955	1,955
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	980	1,125
Palomar Health Rev. Series 2016:
5% 11/1/23	1,955	2,152
5% 11/1/24	1,955	2,170
Port of Oakland Rev. Series 2012 P, 5% 5/1/21 (b)	2,445	2,644
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/23 (FSA Insured)	1,320	1,518
5% 9/1/24 (FSA Insured)	2,250	2,629
San Pablo Redev. Agcy. Series 2014 A, 5% 6/15/24 (FSA Insured)	1,350	1,556
Stockton Unified School District Gen. Oblig. 5% 7/1/18 (FSA Insured)	1,010	1,010

TOTAL CALIFORNIA		107,656

Colorado - 1.1%
Colorado Health Facilities Auth. Rev. Bonds Series 2008 D3, 5%, tender 11/12/21 (a)	5,170	5,594
Colorado Reg'l. Trans. District Ctfs. of Prtn.:
Series 2013 A, 5% 6/1/23	4,400	4,970
Series 2014 A, 5% 6/1/23	3,775	4,264
Denver City & County Arpt. Rev. Series 2017 A, 5% 11/15/19 (b)	2,520	2,625
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,390	1,386
0% 9/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,140	7,967
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,775	2,655
Series 2015 A:
5% 9/1/19	980	1,016
5% 9/1/20	980	1,042

TOTAL COLORADO		31,519

Connecticut - 3.1%
Connecticut Gen. Oblig.:
Series 2012 C, 5% 6/1/21	22,910	24,601
Series 2016 A, 5% 3/15/26	1,925	2,167
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2010 A, 1.8%, tender 2/9/21 (a)	16,680	16,621
Series 2015 A, 2.05%, tender 7/21/21 (a)(d)	16,315	16,320
Series X2, 1.8%, tender 2/9/21 (a)	12,000	11,958
Series 2018 S:
5% 7/1/23	1,455	1,639
5% 7/1/24	1,000	1,138
Connecticut Hsg. Fin. Auth. Series 2013 B2, 4% 11/15/32	4,450	4,586
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2011 A, 5% 12/1/18	5,455	5,533
Hbr. Point Infra Impt. District Series 2010 A, 7.875% 4/1/39 (Pre-Refunded to 4/1/20 @ 100)	6,281	6,938
New Haven Gen. Oblig. Series 2016 A:
5% 8/15/23 (FSA Insured)	880	973
5% 8/15/25 (FSA Insured)	980	1,102

TOTAL CONNECTICUT		93,576

Delaware, New Jersey - 0.2%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/20	2,445	2,561
5% 1/1/21	1,955	2,097

TOTAL DELAWARE, NEW JERSEY		4,658

District Of Columbia - 1.0%
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2012 A, 5% 10/1/22 (b)	6,185	6,891
Series 2014 A, 5% 10/1/23 (b)	435	492
Series 2017 A:
5% 10/1/26 (b)	6,555	7,647
5% 10/1/27 (b)	4,890	5,765
Series 2018 A, 5% 10/1/21 (b)(d)	3,595	3,924
Washington Convention & Sports Auth. Series 2018 A, 5% 10/1/21	5,000	5,466

TOTAL DISTRICT OF COLUMBIA		30,185

Florida - 10.5%
Brevard County School Board Ctfs. of Prtn.:
Series 2014, 5% 7/1/21	980	1,065
Series 2015 C:
5% 7/1/21	635	690
5% 7/1/22	3,645	4,044
5% 7/1/23	2,935	3,322
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/21	980	1,073
Series A:
5% 10/1/22 (b)	2,935	3,266
5% 10/1/23 (b)	3,930	4,441
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2017 C, 5% 7/1/22	3,180	3,530
Series 2012 A, 5% 7/1/19	6,845	7,077
Series 2015 A:
5% 7/1/19	2,055	2,125
5% 7/1/20	3,915	4,159
5% 7/1/21	4,400	4,784
5% 7/1/22	3,425	3,802
5% 7/1/23	2,690	3,043
5% 7/1/24	1,290	1,482
Series 2015 B:
5% 7/1/19	1,955	2,021
5% 7/1/20	2,935	3,118
5% 7/1/21	6,120	6,655
5% 7/1/22	4,490	4,985
5% 7/1/23	2,690	3,043
5% 7/1/24	1,120	1,286
Citizens Property Ins. Corp. (Citizens Pla Proj.) Series 2012 A-1, 5% 6/1/20	5,155	5,459
Clearwater Wtr. and Swr. Rev. Series 2011:
5% 12/1/18	670	680
5% 12/1/19	1,780	1,865
5% 12/1/20	980	1,055
Florida Board of Ed. Lottery Rev. Series 2016 B, 5% 7/1/24	9,801	11,346
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A:
5% 2/1/19	1,420	1,437
5% 2/1/20	1,980	2,043
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/21	1,010	1,103
5% 10/1/22	1,955	2,176
5% 10/1/23	1,240	1,396
5% 10/1/24	1,955	2,226
5% 10/1/25	1,710	1,966
5% 10/1/26	1,955	2,230
Florida Muni. Pwr. Agcy. Rev. (Stanton II Proj.) Series 2012 A, 5% 10/1/18	2,790	2,815
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2011 C:
5% 10/1/19	1,670	1,742
5% 10/1/20	980	1,048
Series 2017 A:
5% 10/1/25 (b)	980	1,123
5% 10/1/26 (b)	1,955	2,262
Halifax Hosp. Med. Ctr. Rev. Series 2015, 5% 6/1/23	1,295	1,452
Hillsborough County School District Sales Tax Rev. Series 2015 B, 5% 10/1/22 (FSA Insured)	1,975	2,206
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/20	915	971
5% 7/1/22	1,955	2,163
5% 7/1/23	1,955	2,201
JEA Wtr. & Swr. Sys. Rev. Series 2010 D:
5% 10/1/21	640	676
5% 10/1/21 (Pre-Refunded to 4/1/20 @ 100)	1,260	1,330
Manatee County Rev. Series 2013:
5% 10/1/19	1,225	1,277
5% 10/1/20	1,955	2,091
5% 10/1/21	1,955	2,140
5% 10/1/22	980	1,096
Manatee County School District Series 2017, 5% 10/1/24 (FSA Insured)	1,270	1,468
Miami-Dade County Aviation Rev.:
Series 2010, 5% 10/1/22	1,700	1,810
Series 2017 B, 5% 10/1/20 (b)	2,075	2,212
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.):
Series 2013, 5% 7/1/19	1,955	2,019
5% 7/1/20	980	1,041
5% 7/1/21	1,955	2,125
5% 7/1/22	1,955	2,170
5% 7/1/23	1,955	2,166
Series 2014 A, 5% 7/1/24	610	699
Series 2014 B:
5% 7/1/22	1,465	1,626
5% 7/1/23	3,180	3,601
Miami-Dade County Gen. Oblig. (Parks Prog.) Series 2015 A, 5% 11/1/22	3,795	4,260
Miami-Dade County School Board Ctfs. of Prtn.:
Bonds Series 2014 A, 5%, tender 5/1/24 (a)	8,010	9,136
Series 2014 D:
5% 11/1/20	4,770	5,105
5% 11/1/21	6,140	6,715
5% 11/1/22	2,850	3,178
5% 11/1/23	7,485	8,473
Series 2015 A:
5% 5/1/19	980	1,007
5% 5/1/20	2,050	2,164
5% 5/1/21	3,915	4,233
5% 5/1/22	3,640	4,019
5% 5/1/23	6,360	7,140
Series 2015 B, 5% 5/1/24	28,915	32,929
Series 2016 A, 5% 8/1/27	5,440	6,283
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/19	1,225	1,266
Orange County Health Facilities Auth. Series 2009, 5.25% 10/1/19	1,220	1,272
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/18	1,465	1,469
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	980	1,013
Orlando Utils. Commission Util. Sys. Rev. Series 2011 B:
5% 10/1/18	2,200	2,219
5% 10/1/19	2,275	2,371
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
4% 12/1/19	980	1,004
5% 12/1/20	1,395	1,484
5% 12/1/21	1,465	1,589
5% 12/1/23	190	211
5% 12/1/24	380	427
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B:
4% 8/1/19	4,525	4,642
4% 8/1/21	3,950	4,187
5% 8/1/19	2,935	3,042
5% 8/1/21	5,185	5,650
5% 8/1/22	980	1,090
Series 2015 B:
5% 8/1/19	2,675	2,773
5% 8/1/20	1,710	1,821
Pasco County School District Sales Tax Rev. Series 2013:
5% 10/1/18	1,225	1,235
5% 10/1/19	1,075	1,119
5% 10/1/20	980	1,047
5% 10/1/21	980	1,069
5% 10/1/22	980	1,090
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
Series 2011, 5% 10/1/19 (b)	1,980	2,060
5% 10/1/18 (b)	2,685	2,708
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/25	980	1,131
5% 7/1/26	1,115	1,300
Tallahassee Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/21	1,135	1,231
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2005, 5.5% 10/1/22 (FGIC Insured)	1,340	1,534
Series 2011 B:
5% 10/1/18 (Escrowed to Maturity)	2,385	2,406
5% 10/1/18 (Escrowed to Maturity)	2,210	2,229
Series 2011, 5% 10/1/19	5,470	5,701
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/20	1,760	1,874
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B:
5% 8/1/18	490	491
5% 8/1/19	305	316

TOTAL FLORIDA		312,236

Georgia - 2.3%
Atlanta Arpt. Rev.:
5% 1/1/22	980	1,080
5% 1/1/23	980	1,102
5% 1/1/24	1,125	1,285
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (a)	9,780	9,796
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/19	3,915	3,983
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Combined Cycle Proj.) Series A, 5% 11/1/18	1,955	1,976
(Prerefunded Proj.) Series 2008 D, 5.75% 1/1/20 (Pre-Refunded to 7/1/18 @ 100)	2,575	2,575
(Unrefunded Balance Proj.) Series 2008:
5.75% 1/1/19	3,785	3,794
5.75% 1/1/20	905	907
Series GG:
5% 1/1/20	660	690
5% 1/1/21	1,635	1,749
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U:
5% 10/1/19	1,465	1,524
5% 10/1/22	980	1,083
5% 10/1/23	2,365	2,654
Series R, 5% 10/1/21	4,890	5,312
Main Street Natural Gas, Inc. Bonds Series 2018 C, 4%, tender 12/1/23 (a)	13,910	14,886
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Scherer Proj.) Series 2009, 2.35%, tender 12/11/20 (a)	4,610	4,631
(Gulf Pwr. Co. Plant Scherer Proj.) Series 2002 1, 2%, tender 6/25/20 (a)	6,000	5,963
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/21	3,260	3,507

TOTAL GEORGIA		68,497

Hawaii - 0.6%
Hawaii Arpts. Sys. Rev. Series 2011, 5% 7/1/19 (b)	3,915	4,039
Honolulu City & County Gen. Oblig. Series 2017 D:
5% 9/1/24	1,200	1,393
5% 9/1/25	2,935	3,445
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/19 (b)	1,370	1,417
5% 8/1/20 (b)	2,985	3,167
5% 8/1/21 (b)	540	584
5% 8/1/22 (b)	2,030	2,236
5% 8/1/23 (b)	1,440	1,607

TOTAL HAWAII		17,888

Illinois - 12.1%
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,780	8,642
Series 2008 C:
5.25% 12/1/23	7,500	7,536
5.25% 12/1/24	935	939
Series 2009 D, 5% 12/1/18 (Escrowed to Maturity)	2,285	2,318
Series 2010 F, 5% 12/1/20	745	768
Series 2017 C:
5% 12/1/26	485	506
5% 12/1/27	2,830	2,955
Chicago Gen. Oblig. (City Colleges Proj.) Series 1999:
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,590	9,479
0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,435	13,847
Chicago Midway Arpt. Rev.:
Series 2014 B:
5% 1/1/20	610	638
5% 1/1/21	390	418
5% 1/1/23	2,445	2,721
5% 1/1/22	4,890	5,345
5% 1/1/23	5,770	6,421
Chicago Motor Fuel Tax Rev. Series 2013:
5% 1/1/19	245	247
5% 1/1/20	295	302
5% 1/1/21	390	403
5% 1/1/22	295	308
5% 1/1/23	525	553
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 A, 5% 1/1/21	1,370	1,467
Series 2012 B, 5% 1/1/21 (b)	4,505	4,813
Series 2013 B, 5% 1/1/22	3,915	4,304
Series 2013 D, 5% 1/1/22	3,150	3,463
Series 2017 D, 5% 1/1/27 (b)	1,470	1,693
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
4% 6/1/19	2,755	2,807
5% 6/1/20	2,430	2,566
5% 6/1/21	2,305	2,479
5% 6/1/25	1,225	1,381
Chicago Wastewtr. Transmission Rev. Series 2012:
5% 1/1/19	1,280	1,300
5% 1/1/23	1,175	1,273
Cook County Gen. Oblig.:
Series 2009 C, 5% 11/15/21	8,390	8,711
Series 2010 A, 5.25% 11/15/22	4,850	5,182
Series 2011 A, 5.25% 11/15/22	980	1,071
Series 2012 C:
5% 11/15/19	3,130	3,257
5% 11/15/20	7,055	7,525
5% 11/15/21	5,465	5,953
5% 11/15/22	1,260	1,400
Series 2014 A:
5% 11/15/20	980	1,045
5% 11/15/21	490	534
5% 11/15/22	1,325	1,472
Illinois Edl. Facilities Auth. Rev. Bonds (Univ. of Chicago Proj.) Series B2, 1.55%, tender 2/13/20 (a)	9,780	9,717
Illinois Fin. Auth. Rev.:
( Bradley Univ. Proj.) Series 2017 C, 5% 8/1/26	1,650	1,871
(Provena Health Proj.) Series 2010 A, 5.75% 5/1/19 (Escrowed to Maturity)	2,590	2,679
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30 (Pre-Refunded to 3/1/20 @ 100)	4,650	4,919
Bonds:
Series 2017 B, 5%, tender 12/15/22 (a)	2,825	3,160
Series E, 2.25%, tender 4/29/22 (a)	22,430	22,520
Series 2008 D, 6.25% 11/1/28 (Pre-Refunded to 11/1/18 @ 100)	2,020	2,051
Series 2011 L, 5% 12/1/22 (Pre-Refunded to 12/1/21 @ 100)	1,110	1,218
Series 2012 A, 5% 5/15/23	1,270	1,392
Series 2012:
5% 9/1/18	1,135	1,140
5% 9/1/19	1,090	1,119
5% 9/1/20	1,440	1,506
5% 9/1/21	2,000	2,123
5% 9/1/22	3,455	3,719
Series 2015 A:
5% 11/15/22	490	545
5% 11/15/24	1,490	1,686
5% 11/15/25	1,905	2,170
5% 11/15/26	1,955	2,208
Series 2015 B:
5% 11/15/20	1,615	1,729
5% 11/15/24	1,910	2,182
Series 2016 A:
5% 8/15/20	490	515
5% 2/15/21	735	789
5% 8/15/21	685	732
5% 2/15/23	980	1,089
5% 8/15/23	1,465	1,610
5% 8/15/24	2,135	2,367
Series 2016 C:
5% 2/15/20	4,970	5,196
5% 2/15/22	3,335	3,675
5% 2/15/23	4,470	5,021
5% 2/15/24	5,220	5,956
Series 2016:
5% 7/1/22	2,895	3,222
5% 5/15/25	490	559
5% 5/15/26	980	1,125
5% 5/15/27	1,225	1,399
Series 2017:
5% 1/1/23	1,465	1,646
5% 1/1/25	2,260	2,613
5% 1/1/27	1,955	2,315
Illinois Gen. Oblig.:
Series 2010, 5% 1/1/21 (FSA Insured)	1,565	1,622
Series 2012 A, 4% 1/1/23	1,245	1,259
Series 2012:
5% 3/1/19	5,380	5,470
5% 8/1/19	2,600	2,667
5% 8/1/20	6,750	6,987
5% 8/1/21	2,360	2,469
5% 8/1/22	5,675	5,987
Series 2013:
5% 7/1/21	6,360	6,647
5% 7/1/22	10,740	11,319
Series 2014:
5% 2/1/22	2,935	3,081
5% 4/1/23	2,165	2,289
5% 2/1/25	2,275	2,399
Series 2016:
5% 11/1/20	2,310	2,399
5% 1/1/26	2,150	2,285
5% 2/1/26	10,525	11,186
Series 2017 B, 5% 11/1/19	7,875	8,122
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	1,180	1,316
Illinois Reg'l. Trans. Auth. Series 2017 A:
5% 7/1/20	1,320	1,399
5% 7/1/21	1,320	1,432
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	4,715	3,994
0% 1/15/25	4,915	4,007
0% 1/15/26	3,695	2,898
McHenry County Conservation District Gen. Oblig. Series 2014:
5% 2/1/19	2,235	2,279
5% 2/1/20	2,225	2,336
5% 2/1/23	2,175	2,442
Railsplitter Tobacco Settlement Auth. Rev.:
Series 2010:
5.5% 6/1/23 (Pre-Refunded to 6/1/21 @ 100)	8,275	9,120
6% 6/1/28 (Pre-Refunded to 6/1/21 @ 100)	5,480	6,117
Series 2017, 5% 6/1/22	9,780	10,743

TOTAL ILLINOIS		361,796

Indiana - 2.2%
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 1.75%, tender 9/4/18 (a)(b)	2,400	2,401
Indiana Fin. Auth. Hosp. Rev. Series 2013:
5% 8/15/22	685	762
5% 8/15/23	980	1,108
Indiana Fin. Auth. Rev. Series 2012:
5% 3/1/20	635	668
5% 3/1/21	1,200	1,287
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A:
5% 10/1/20	805	861
5% 10/1/22	1,565	1,745
Series 2014 A:
5% 10/1/20	365	390
5% 10/1/21	370	405
5% 10/1/22	660	736
Series 2015 A:
5% 10/1/24	1,460	1,666
5% 10/1/25	1,590	1,837
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A:
5% 1/1/19	1,440	1,465
5% 1/1/20	1,225	1,286
Indianapolis Local Pub. Impt. Series 2016:
5% 1/1/21 (b)	2,690	2,889
5% 1/1/23 (b)	1,940	2,160
5% 1/1/24 (b)	2,715	3,055
5% 1/1/25 (b)	2,845	3,234
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/19	980	992
4% 1/15/20	1,315	1,358
4% 1/15/21	1,225	1,285
5% 7/15/19	1,645	1,699
5% 7/15/20	1,145	1,216
5% 7/15/21	980	1,064
Purdue Univ. Rev. Series Z-1, 5% 7/1/18	1,465	1,465
Whiting Envir. Facilities Rev.:
(BP Products North America, Inc. Proj.) Series 2009, 5.25% 1/1/21	4,160	4,482
Bonds (BP Products North America, Inc. Proj.) Series 2015, 5%, tender 11/1/22 (a)(b)	21,505	23,883

TOTAL INDIANA		65,399

Kansas - 0.4%
Desoto Usd # 232 Series 2015 A, 5% 9/1/22	1,525	1,704
Johnson County Unified School District # 233 Series 2016 B, 5% 9/1/23	1,430	1,634
Wichita Hosp. Facilities Rev. Series 2011 IV A:
5% 11/15/18 (Escrowed to Maturity)	2,200	2,228
5% 11/15/20 (Escrowed to Maturity)	2,685	2,881
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/22	490	545
5% 9/1/23	710	803
5% 9/1/25	785	905

TOTAL KANSAS		10,700

Kentucky - 0.8%
Ashland Med. Ctr. Rev.:
(Ashland Hosp. Corp. D/B/A King's Daughters Med. Ctr. Proj.) Series 2016 A, 5% 2/1/24	1,330	1,451
(Ashland Hosp. Corp. D/B/A Kings Daughters Med. Ctr. Proj.) Series 2016 A, 5% 2/1/25	980	1,074
Kentucky Econ. Dev. Fin. Auth. Bonds Series 2009 B, 2.7%, tender 11/10/21 (a)	8,805	8,878
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A:
5% 6/1/20	1,380	1,437
5% 6/1/22	1,525	1,645
5% 6/1/24	1,655	1,820
Kentucky State Property & Buildings Commission Rev. (Kentucky St Proj.) Series D, 5% 5/1/21	980	1,055
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2003 A, 1.5%, tender 4/1/19 (a)	7,345	7,326

TOTAL KENTUCKY		24,686

Louisiana - 2.3%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015:
5% 6/1/19	9,145	9,418
5% 6/1/21 (FSA Insured)	4,890	5,303
Louisiana Gen. Oblig.:
Series 2012 A, 5% 8/1/22	1,480	1,646
Series 2014 D1, 5% 12/1/22	1,275	1,428
Series 2016 B:
5% 8/1/22	13,785	15,334
5% 8/1/23	6,115	6,940
Series 2016 D:
5% 9/1/22	6,220	6,930
5% 9/1/24	6,875	7,897
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/21	1,465	1,592
5% 7/1/22	980	1,088
New Orleans Aviation Board Rev.:
(North Term. Proj.) Series 2017 B:
5% 1/1/23 (b)	300	333
5% 1/1/24 (b)	195	219
5% 1/1/25 (b)	195	221
5% 1/1/26 (b)	490	560
Series 2017 D2:
5% 1/1/23 (b)	390	432
5% 1/1/24 (b)	735	825
5% 1/1/25 (b)	490	555
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	2,740	2,937
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	4,400	4,899

TOTAL LOUISIANA		68,557

Maine - 0.2%
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/21	2,350	2,562
5% 7/1/22	1,810	2,018
5% 7/1/24	2,300	2,657

TOTAL MAINE		7,237

Maryland - 2.7%
Baltimore Proj. Rev. Series 2017 D:
5% 7/1/24	3,220	3,704
5% 7/1/25	3,380	3,933
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
4% 6/1/19	2,400	2,445
4% 6/1/20	2,960	3,061
5% 6/1/21	1,640	1,761
5% 6/1/22	1,750	1,907
Maryland Gen. Oblig. Series 2017 B, 5% 8/1/25	32,300	37,966
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2015:
5% 7/1/19	390	401
5% 7/1/22	880	965
5% 7/1/23	980	1,090
5% 7/1/24	1,955	2,202
5% 7/1/25	1,730	1,962
Montgomery County Gen. Oblig. Series 2011 A, 5% 7/1/20 (Pre-Refunded to 7/1/19 @ 100)	15,650	16,184
Rockville Mayor & Council Econ. Dev. (Rfdg.-Ingleside King Farm Proj.) Series 2017:
2.5% 11/1/24	850	838
3% 11/1/25	625	622

TOTAL MARYLAND		79,041

Massachusetts - 2.0%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2006 B, 5.25% 7/1/18	2,250	2,250
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2012, 5% 7/1/31 (Pre-Refunded to 7/1/21 @ 100)	1,035	1,129
Series 2016 A, 5% 7/15/22	1,240	1,390
Series 2016 I:
5% 7/1/21	490	529
5% 7/1/22	585	644
5% 7/1/23	660	738
5% 7/1/24	1,075	1,216
5% 7/1/25	980	1,121
5% 7/1/26	980	1,131
Massachusetts Edl. Fing. Auth. Rev. Series 2013, 5% 7/1/19 (b)	4,620	4,759
Massachusetts Gen. Oblig.:
Bonds Series 2014 D1, 1.05%, tender 7/1/20 (a)	31,300	30,830
Series 2016 B, 5% 7/1/22	1,685	1,880
Series C, 5.5% 12/1/22	4,160	4,770
Massachusetts Port Auth. Rev. Series 2017 A:
5% 7/1/24 (b)	3,005	3,419
5% 7/1/25 (b)	1,115	1,277
Medford Gen. Oblig. Series 2011 B, 4% 3/1/19	3,490	3,547

TOTAL MASSACHUSETTS		60,630

Michigan - 3.5%
Clarkston Cmnty. Schools 5% 5/1/22	1,635	1,810
Detroit Swr. Disp. Rev. Series 2006 D, 3 month U.S. LIBOR + 0.600% 2.149% 7/1/32 (a)(e)	3,980	3,800
Grand Blanc Cmnty. Schools Series 2013:
5% 5/1/19	1,200	1,233
5% 5/1/20	2,575	2,721
5% 5/1/21	2,105	2,280
5% 5/1/22	1,810	2,004
Grand Rapids Pub. Schools 5% 5/1/23 (FSA Insured)	1,275	1,436
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/22	980	1,074
5% 5/15/24	540	608
5% 5/15/25	635	720
5% 5/15/26	610	697
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/18	1,225	1,241
5% 11/15/19	980	1,024
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2016 I:
5% 4/15/22	980	1,085
5% 4/15/23	1,320	1,491
5% 4/15/24	1,450	1,663
Michigan Fin. Auth. Rev.:
Bonds 1.1%, tender 8/15/19 (a)	4,155	4,120
Series 2015 A:
5% 8/1/22	2,350	2,612
5% 8/1/23	3,715	4,203
Michigan Gen. Oblig. Series 2016:
5% 3/15/20	3,255	3,428
5% 3/15/21	980	1,059
5% 3/15/22	2,280	2,515
5% 3/15/23	3,915	4,406
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (a)	3,535	3,555
Series 2005 A4, 1.625%, tender 11/1/19 (a)	7,245	7,220
Series 2010 F4, 1.95%, tender 4/1/20 (a)	6,400	6,398
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds Series CC, 1.45%, tender 9/1/21 (a)	7,040	6,773
Portage Pub. Schools Series 2016:
5% 5/1/23	1,990	2,242
5% 11/1/23	1,335	1,518
5% 5/1/24	1,880	2,149
5% 11/1/24	1,955	2,248
5% 5/1/25	1,100	1,269
5% 11/1/25	1,195	1,386
5% 5/1/26	1,665	1,939
5% 11/1/26	1,155	1,341
5% 11/1/28	985	1,135
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/21	1,465	1,597
5% 9/1/23	490	555
Spring Lake Pub. Schools:
Series 2014, 5% 5/1/19	2,250	2,312
5% 11/1/19	2,715	2,832
5% 5/1/20	3,550	3,751
5% 11/1/20	1,705	1,828
5% 5/1/21	4,020	4,358

TOTAL MICHIGAN		103,636

Minnesota - 0.6%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2014 A:
5% 1/1/22	980	1,080
5% 1/1/23	980	1,104
Series 2014 B:
5% 1/1/21 (b)	2,240	2,402
5% 1/1/22 (b)	1,955	2,138
5% 1/1/23 (b)	980	1,090
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	2,950	3,327
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2017:
5% 1/1/22	1,160	1,274
5% 1/1/23	1,115	1,246
5% 1/1/24	1,560	1,769
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A:
5% 1/1/22	980	1,079
5% 1/1/23	1,465	1,644
5% 1/1/24	980	1,120

TOTAL MINNESOTA		19,273

Missouri - 0.2%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/19	295	300
5% 3/1/20	320	334
5% 3/1/21	390	413
5% 3/1/22	585	629
5% 3/1/23	980	1,067
5% 3/1/24	685	752
5% 3/1/25	710	786
5% 3/1/26	980	1,089
Saint Louis Arpt. Rev. Series 2013, 5% 7/1/18	750	750

TOTAL MISSOURI		6,120

Nevada - 1.9%
Clark County Arpt. Rev.:
(Sub Lien Proj.) Series 2017 A-1, 5% 7/1/22 (b)	3,915	4,316
Series 2017 C, 5% 7/1/21 (b)	7,785	8,404
Clark County School District:
Series 2016 A:
5% 6/15/21	1,470	1,593
5% 6/15/23	1,285	1,446
Series 2017 C, 5% 6/15/21	9,030	9,786
Humboldt County Nev Poll. Cont. Rev. Bonds (Seirra Pacific Pwr. Co. Projs.) Series 2016 A, 1.25%, tender 6/3/19 (a)	1,955	1,943
Nevada Gen. Oblig.:
Series 2010 C, 5% 6/1/19	11,875	12,243
Series 2012 B, 5% 8/1/20	2,180	2,325
Series 2013 D1, 5% 3/1/24	2,640	2,978
Washoe County Gas & Wtr. Facilities Bonds (Seirra Pacific Pwr. Co. Projs.) Series 2016 B, 3%, tender 6/1/22 (a)	5,185	5,295
Washoe County Gas Facilities Rev. Bonds (Seirra Pacific Pwr. Co. Projs.) Series 2016 A, 1.5%, tender 6/3/19 (a)(b)	5,990	5,966

TOTAL NEVADA		56,295

New Hampshire - 0.6%
New Hampshire Health & Ed. Facilities Auth.:
Series 2017 B, 4.125% 7/1/24 (c)	1,010	1,016
Series 2017 C, 3.5% 7/1/22 (c)	335	336
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Dartmouth-Hitchcock Obligated Group Proj.) Series 2010, 5% 8/1/40 (Pre-Refunded to 8/1/20 @ 100)	6,000	6,391
(Southern NH Med. Ctr. Proj.) Series 2016, 3% 10/1/21	1,375	1,401
Series 2012:
4% 7/1/20	2,645	2,739
4% 7/1/21	1,485	1,558
Series 2016:
5% 10/1/21	1,225	1,321
5% 10/1/23	1,640	1,816

TOTAL NEW HAMPSHIRE		16,578

New Jersey - 6.8%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/20	3,030	3,168
5% 2/15/21	2,445	2,615
5% 2/15/22	2,445	2,667
5% 2/15/23	2,770	3,069
New Jersey Econ. Dev. Auth. Rev.:
(Provident Montclair Proj.) Series 2017:
4% 6/1/22 (FSA Insured)	980	1,037
5% 6/1/23 (FSA Insured)	1,230	1,368
5% 6/1/24 (FSA Insured)	980	1,102
Series 2005 K, 5.5% 12/15/19	7,855	8,235
Series 2011 EE:
5% 9/1/20	1,320	1,387
5% 9/1/20 (Escrowed to Maturity)	3,570	3,810
Series 2012 II:
5% 3/1/21	6,650	7,040
5% 3/1/22	6,155	6,592
Series 2013 NN, 5% 3/1/19 (Escrowed to Maturity)	7,985	8,165
Series 2013, 5% 3/1/23	5,870	6,350
Series 2014 PP, 5% 6/15/19	16,630	17,094
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container Term. LLC. Proj.) Series 2017 5% 10/1/26 (b)	2,130	2,370
New Jersey Edl. Facility:
Series 2014:
5% 6/15/20	10,760	11,273
5% 6/15/21	10,760	11,448
Series 2016 A:
4% 7/1/18	3,505	3,505
5% 7/1/21	2,150	2,296
5% 7/1/22	6,160	6,691
5% 7/1/23	3,315	3,653
5% 7/1/24	7,740	8,597
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2016 A:
5% 7/1/19	1,465	1,505
5% 7/1/21	170	183
5% 7/1/22	170	186
5% 7/1/23	595	661
5% 7/1/24	985	1,104
5% 7/1/24	475	533
5% 7/1/24	1,200	1,377
5% 7/1/25	515	581
5% 7/1/26	170	193
5% 7/1/27	255	288
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2011, 5% 12/1/18 (b)	2,630	2,664
Series 2013:
5% 12/1/18 (b)	5,870	5,946
5% 12/1/19 (b)	3,765	3,922
Series 2017 1A:
5% 12/1/22 (b)	750	825
5% 12/1/23 (b)	1,930	2,144
Series 2017 1B, 5% 12/1/21 (b)	795	862
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2017 C, 1 month U.S. LIBOR + 0.460% 1.848%, tender 1/1/21 (a)(e)	10,485	10,528
Series 2013 A:
5% 1/1/24 (Pre-Refunded to 7/1/22 @ 100)	3,895	4,351
5% 1/1/24 (Pre-Refunded to 7/1/22 @ 100)	355	397
Series 2017 C1, 1 month U.S. LIBOR + 0.340% 1.728% 1/1/21 (a)(e)	1,170	1,171
New Jersey Trans. Trust Fund Auth.:
Series 2003 B, 5.25% 12/15/19	3,785	3,955
Series 2012 AA, 5% 6/15/19	1,465	1,506
Series 2013 A:
5% 12/15/19	6,315	6,576
5% 6/15/20	17,605	18,479
Series 2016 A, 5% 6/15/27	3,960	4,366
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/21	4,795	5,123

TOTAL NEW JERSEY		202,958

New Mexico - 0.6%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.):
Series 2005 B, 1.875%, tender 4/1/20 (a)	10,785	10,714
Series 2011, 1.875%, tender 4/1/20 (a)	6,155	6,115

TOTAL NEW MEXICO		16,829

New York - 7.1%
Dorm. Auth. New York Univ. Rev. Series 2016 A:
5% 7/1/22	490	543
5% 7/1/24	1,810	2,068
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/18 (Assured Guaranty Corp. Insured) (FSA Insured)	1,075	1,075
5% 7/1/19 (Assured Guaranty Corp. Insured) (FSA Insured)	625	645
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2016 B:
5% 9/1/25	2,740	3,188
5% 9/1/26	1,220	1,436
New York City Gen. Oblig. Series 2015 C, 5% 8/1/25	1,665	1,931
New York City Transitional Fin. Auth. Rev.:
Series 2012 A, 5% 11/1/20	4,400	4,737
Series B:
5% 11/1/20	4,160	4,348
5% 11/1/20 (Pre-Refunded to 11/1/19 @ 100)	1,660	1,732
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 4% 5/15/20	7,825	8,169
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2018 A, 5%, tender 11/15/20 (a)	20,000	21,361
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,085	5,336
Series 2008 B2:
5% 11/15/19	6,050	6,329
5% 11/15/20	5,380	5,787
5% 11/15/21	3,915	4,306
Series 2012 B, 5% 11/15/22	1,955	2,189
Series 2012 D, 5% 11/15/18	2,460	2,492
Series 2012 E:
4% 11/15/19	1,710	1,766
4% 11/15/19 (Escrowed to Maturity)	2,200	2,273
5% 11/15/21	2,380	2,618
Series 2012 F, 5% 11/15/19	4,890	5,115
Series 2014 C, 5% 11/15/21	2,740	3,014
Series 2016 B, 5% 11/15/21	2,150	2,365
Series 2017 C:
4% 2/15/19	22,755	23,100
4% 2/15/19	53,095	53,894
New York State Envir. Facilities Corp. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2012, 1.95%, tender 8/1/18 (a)(b)	3,000	3,000
New York Thruway Auth. Gen. Rev. Series 2013 A, 5% 5/1/19	32,280	33,203
New York Urban Dev. Corp. Rev. Series 2017 A, 5% 3/15/22	1,265	1,405
Yonkers Gen. Oblig. Series 2017 C, 5% 10/1/22 (Build America Mutual Assurance Insured)	2,490	2,776

TOTAL NEW YORK		212,201

North Carolina - 0.8%
Dare County Ctfs. of Prtn. Series 2012 B:
4% 6/1/20	980	1,022
5% 6/1/19	1,275	1,315
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2013, 1.85%, tender 9/17/18 (a)(b)	1,750	1,750
North Carolina Grant Anticipation Rev. Series 2017:
5% 3/1/21	4,890	5,281
5% 3/1/22	3,580	3,957
5% 3/1/23	3,580	4,034
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2015 E:
5% 1/1/22	4,890	5,376
5% 1/1/23	1,465	1,644

TOTAL NORTH CAROLINA		24,379

Ohio - 3.3%
Akron Bath Copley Hosp. District Rev. Series 2016, 5% 11/15/24	1,955	2,182
Allen County Hosp. Facilities Rev. Bonds Series 2017 B, 5%, tender 5/5/22 (a)	5,280	5,840
American Muni. Pwr., Inc. Rev. Bonds Series B, 5%, tender 8/15/20 (a)	38,935	40,779
Cincinnati City School District 5.25% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,475	3,529
Cleveland Arpt. Sys. Rev.:
Series 2016 A, 5% 1/1/26 (FSA Insured)	490	553
5% 1/1/20 (FSA Insured)	415	434
5% 1/1/22 (FSA Insured)	1,295	1,416
5% 1/1/24 (FSA Insured)	1,175	1,324
5% 1/1/25 (FSA Insured)	1,225	1,392
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/22	2,100	2,278
5% 6/15/23	1,815	1,990
Franklin County Hosp. Facilities Rev. Series 2016 C, 5% 11/1/23	2,800	3,195
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/19	1,870	1,954
5% 12/1/20	2,155	2,301
5% 12/1/21	2,000	2,177
Ohio Gen. Oblig. Series 2012 C, 5% 9/15/21	4,255	4,663
Ohio Hosp. Facilities Rev. Series 2017 A:
4% 1/1/20	2,365	2,444
5% 1/1/21	2,640	2,842
5% 1/1/22	1,665	1,835
5% 1/1/23	1,955	2,197
5% 1/1/24	1,690	1,932
5% 1/1/25	2,035	2,357
Scioto County Hosp. Facilities Rev. Series 2016:
5% 2/15/21	635	681
5% 2/15/22	1,075	1,176
5% 2/15/23	2,075	2,308
5% 2/15/24	1,605	1,810
5% 2/15/25	1,675	1,907
5% 2/15/26	1,225	1,407

TOTAL OHIO		98,903

Oklahoma - 0.4%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/24	500	556
5% 8/15/25	500	559
5% 8/15/26	800	899
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/23 (Pre-Refunded to 2/15/22 @ 100)	2,545	2,811
Series 2004 A, 2.375% 12/1/21 (a)	1,320	1,321
Series 2012, 5% 2/15/21 (Escrowed to Maturity)	1,565	1,691
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,100	5,134

TOTAL OKLAHOMA		12,971

Oregon - 0.0%
Clackamas County Hosp. Facility Auth. (Willamette View Proj.) Series 2017 B, 3% 11/15/22	390	392
Pennsylvania - 1.5%
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	2,445	2,391
Series B, 1.8%, tender 8/15/22 (a)	3,245	3,187
Montgomery County Higher Ed. & Health Auth. Rev. Series 2014 A:
4% 10/1/18	980	985
4% 10/1/19	645	659
5% 10/1/20	1,230	1,299
5% 10/1/23	190	210
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/19	2,260	2,310
5% 3/1/20	2,095	2,203
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2017 A, 1.7%, tender 8/3/20 (a)(b)	3,220	3,166
Pennsylvania Gen. Oblig. Series 2011, 5% 7/1/21	1,860	2,010
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2014:
5% 12/1/19	335	351
5% 12/1/21	270	298
5% 12/1/22	835	938
Pennsylvania Indl. Dev. Auth. Rev. Series 2012, 5% 7/1/21	1,140	1,239
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2016 A, 5% 12/1/21 (FSA Insured)	4,890	5,319
Philadelphia Arpt. Rev.:
Series 2017 A, 5% 7/1/24	490	560
Series 2017 B, 5% 7/1/24 (b)	2,445	2,779
Philadelphia Gas Works Rev. Series 15, 5% 8/1/21	1,225	1,327
Philadelphia Gen. Oblig. Series 2011, 5.25% 8/1/18	5,395	5,411
Philadelphia Muni. Auth. Rev. Series 2013 A, 5% 11/15/18	3,355	3,397
Philadelphia School District Series 2018 A:
5% 9/1/24	1,000	1,123
5% 9/1/25	700	792
5% 9/1/26	750	856
Reading School District Series 2017:
5% 3/1/25 (FSA Insured)	320	364
5% 3/1/26 (FSA Insured)	260	298
5% 3/1/27 (FSA Insured)	250	289
5% 3/1/28 (FSA Insured)	245	283
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	195	201
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,165	1,201

TOTAL PENNSYLVANIA		45,446

Rhode Island - 1.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2013 A, 5% 5/15/19	1,465	1,508
Series 2016:
5% 5/15/20	645	678
5% 5/15/21	1,475	1,583
5% 5/15/22	1,955	2,138
5% 5/15/23	1,180	1,310
5% 5/15/24	2,300	2,584
5% 5/15/25	5,385	6,099
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev.:
(Providence Proj.) Series 2015 A, 3% 5/15/19 (FSA Insured)	6,275	6,352
Series 2015, 5% 5/15/25 (FSA Insured)	5,910	6,757
Tobacco Setlement Fing. Corp. Series 2015 A:
5% 6/1/26	3,425	3,870
5% 6/1/27	980	1,101

TOTAL RHODE ISLAND		33,980

South Carolina - 1.2%
Lancaster County School District ( South Carolina Gen. Oblig. Proj.) Series 2017, 5% 3/1/22	2,020	2,238
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 5% 11/1/19	1,165	1,213
Richland County School District #2 Gen. Oblig. (South Carolina Gen. Oblig. Proj.) Series 2015 A, 5% 2/1/23	2,565	2,895
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/23	4,345	4,896
5% 12/1/26	1,075	1,216
South Carolina Pub. Svc. Auth. Rev.:
Series 2012 B, 5% 12/1/20	980	1,043
Series 2014 C:
5% 12/1/22	1,075	1,183
5% 12/1/23	4,890	5,453
Series 2015 C, 5% 12/1/18 (Escrowed to Maturity)	14,670	14,881

TOTAL SOUTH CAROLINA		35,018

South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
Series 2011:
5% 9/1/18 (Escrowed to Maturity)	1,175	1,182
5% 9/1/19 (Escrowed to Maturity)	1,230	1,276
Series 2014 B:
4% 11/1/19	390	402
4% 11/1/20	610	639
4% 11/1/21	490	521
5% 11/1/22	365	408

TOTAL SOUTH DAKOTA		4,428

Tennessee - 0.1%
Knox County Health Edl. & Hsg. Facilities Board Rev. Series 2016:
5% 9/1/25	1,635	1,847
5% 9/1/26	1,795	2,043

TOTAL TENNESSEE		3,890

Texas - 8.5%
Aledo Independent School District Series 2015, 0% 2/15/24	1,195	1,043
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	980	1,003
Central Reg'l. Mobility Auth. Series 2016:
5% 1/1/21	490	522
5% 1/1/22	1,465	1,591
5% 1/1/23	2,395	2,646
5% 1/1/24	3,295	3,690
5% 1/1/26	2,800	3,200
Cypress-Fairbanks Independent School District Bonds:
Series 2014 B2, 1.4%, tender 8/17/20 (a)	3,220	3,181
Series 2014 B3, 1.4%, tender 8/17/20 (a)	3,485	3,443
Series 2017 A1, 2%, tender 8/15/18(a)	10,565	10,570
Dallas County Gen. Oblig. Series 2016 5% 8/15/22	3,445	3,854
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2013 F:
5% 11/1/19	1,955	2,041
5% 11/1/20	1,465	1,570
5% 11/1/21	2,935	3,214
5% 11/1/22	4,890	5,467
Series 2014 D, 5% 11/1/23 (b)	1,905	2,141
Dallas Independent School District Bonds:
Series 2016 B3, 5%, tender 2/15/19 (a)	5,870	5,986
Series 2016 B4, 5%, tender 2/15/20 (a)	6,845	7,186
Series 2016 B5, 5%, tender 2/15/21 (a)	7,825	8,422
Series 2016:
5%, tender 2/15/22 (a)	150	166
5%, tender 2/15/22 (a)	9,630	10,587
Dallas Wtrwks. & Swr. Sys. Rev. Series 2011, 5% 10/1/18	1,565	1,579
Denton Independent School District Series 2016, 0% 8/15/25	1,610	1,326
El Paso Gen. Oblig. Series 2014, 5% 8/15/18	2,635	2,646
Fort Bend Independent School District Bonds:
Series C, 1.35%, tender 8/1/20 (a)	1,775	1,751
Series D, 1.5%, tender 8/1/21 (a)	3,200	3,137
Fort Worth Gen. Oblig. Series 2015 A, 5% 3/1/23	1,670	1,882
Fort Worth Independent School District Series 2015, 5% 2/15/22	1,580	1,745
Houston Arpt. Sys. Rev.:
Series 2012 A, 5% 7/1/23 (b)	1,955	2,145
Series 2018 A:
5% 7/1/23 (b)	750	840
5% 7/1/25 (b)	1,550	1,763
Houston Gen. Oblig. Series 2013 A, 5% 3/1/22	5,520	6,098
Houston Independent School District Bonds:
Series 2012, 2.4%, tender 6/1/21 (a)	12,235	12,321
Series 2013 B, 2.4%, tender 6/1/21 (a)	5,880	5,926
Humble Independent School District Series 2016 B, 5% 2/15/22	3,970	4,389
Leander Independent School District Series 2013 A, 0% 8/15/21	1,870	1,752
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/18	2,965	2,965
Mansfield Independent School District Series 2016, 5% 2/15/24	4,185	4,791
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 1.85%, tender 8/1/18 (a)(b)	6,000	6,001
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/26	2,425	2,756
North East Texas Independent School District Bonds Series 2013 B, 1.42%, tender 8/1/21 (a)	2,785	2,737
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	1,545	1,666
North Texas Tollway Auth. Rev. Bonds Series 2012 C, 1.95%, tender 1/1/19 (a)	8,315	8,313
Northside Independent School District Bonds:
Series 2011 A, 2%, tender 6/1/19 (a)	5,795	5,808
2%, tender 6/1/21 (a)	11,865	11,822
Plano Independent School District Series 2016 A, 5% 2/15/22	7,270	8,041
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/20	980	1,040
San Antonio Elec. & Gas Sys. Rev. Bonds Series 2015 B, 2%, tender 12/1/21 (a)	3,965	3,951
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/20	980	1,045
5% 9/15/21	980	1,068
5% 9/15/22	3,365	3,738
San Antonio Wtr. Sys. Rev.:
Bonds Series 2013 F, 2%, tender 11/1/21 (a)	7,420	7,363
Series 2012, 4% 5/15/19	1,465	1,497
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2016 A:
5% 10/1/20	3,405	3,643
5% 10/1/21	2,935	3,207
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/21	735	801
5% 8/15/23	980	1,108
Series 2013:
4% 9/1/18	390	392
5% 9/1/19	640	664
5% 9/1/20	895	951
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	2,335	2,372
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Mrc Crestview Proj.) Series 2010, 8.125% 11/15/44 (Pre-Refunded to 11/15/20 @ 100)	2,875	3,286
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A, 5% 2/15/26	1,465	1,705
Series 2017 A, 5% 2/15/24	1,955	2,229
5.75% 7/1/18	925	925
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2015 A, 5%, tender 4/1/20 (a)	17,160	18,020
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2016, 5% 8/1/23	1,550	1,760
Univ. of Texas Board of Regents Sys. Rev.:
Series 2010 B, 5% 8/15/21	1,760	1,928
Series 2010, 5% 8/15/22	2,670	2,991
Series 2016 E, 5% 8/15/22	1,495	1,675

TOTAL TEXAS		253,082

Utah - 0.5%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 2018 A, 5% 7/1/21	12,655	13,765
Virginia - 1.4%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A:
4% 7/15/20	590	607
5% 7/15/21	390	416
Commonwealth Trans. Board Grant Anticipation Rev. Series 2012 A, 5% 9/15/22 (Pre-Refunded to 3/15/22 @ 100)	2,150	2,386
Fairfax County Gen. Oblig. 5% 10/1/21	2,935	3,231
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/24	2,290	2,586
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 B, 2.15%, tender 9/1/20 (a)	2,605	2,604
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
5% 6/15/24	1,185	1,330
5% 6/15/25	980	1,108
5% 6/15/26	1,680	1,908
Virginia Pub. Bldg. Auth. Pub. Facilities Rev.:
Series 2013 A, 5% 8/1/22	3,695	4,132
Series 2016 A, 5% 8/1/22	5,230	5,848
Virginia Pub. School Auth. School Fing. Series 2015 A, 5% 8/1/22	11,525	12,892
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (a)	2,445	2,445

TOTAL VIRGINIA		41,493

Washington - 1.2%
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/20	1,345	1,410
5% 1/1/21	1,825	1,962
Port of Seattle Rev. Series 2016 B:
5% 10/1/20 (b)	2,870	3,065
5% 10/1/21 (b)	2,720	2,963
5% 10/1/22 (b)	2,445	2,713
5% 10/1/23 (b)	2,965	3,346
Tacoma Elec. Sys. Rev.:
Series 2013 A:
4% 1/1/21	195	205
4% 1/1/21 (Escrowed to Maturity)	1,760	1,851
5% 1/1/21	1,730	1,860
Series 2017:
5% 1/1/22	785	865
5% 1/1/25	660	765
5% 1/1/26	390	457
Washington Health Care Facilities Auth. Rev.:
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	980	1,109
5% 8/15/26	1,955	2,226
5% 8/15/27	2,125	2,436
Series 2012, 5% 12/1/42 (Pre-Refunded to 12/1/21 @ 100)	8,390	9,225

TOTAL WASHINGTON		36,458

West Virginia - 0.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds:
(Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1.7%, tender 9/1/20 (a)(b)	6,610	6,521
1.9%, tender 4/1/19 (a)	6,150	6,141

TOTAL WEST VIRGINIA		12,662

Wisconsin - 0.4%
Madison Gen. Oblig. Series 2014 A, 5% 10/1/21	3,145	3,458
Milwaukee County Arpt. Rev. Series 2013 A:
5% 12/1/20 (b)	1,300	1,391
5% 12/1/22 (b)	1,440	1,595
5.25% 12/1/23 (b)	1,505	1,708
Pub. Fin. Auth. Sr Liv Rev.:
( Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A, 5% 5/15/19 (c)	340	348
(Mary's Woods At Marylhurst, Inc. Proj.):
Series 2017 A, 5% 5/15/23 (c)	365	398
Series 2017 B-1 3.95% 11/15/24 (c)	210	213
Series 2017 B-2, 3.5% 11/15/23 (c)	275	277
Series 2017 B-3, 3% 11/15/22 (c)	370	371
Wisconsin Health & Edl. Facilities Series 2014:
4% 5/1/19	280	284
5% 5/1/20	400	418
5% 5/1/21	625	666
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2012, 5% 10/1/21	1,370	1,494

TOTAL WISCONSIN		12,621

TOTAL MUNICIPAL BONDS
(Cost $2,737,461)		2,729,639

Municipal Notes - 7.0%
Connecticut - 0.5%
Reg'l. School District # 14 Woodbuty & Bethleham BAN Series 2017, 2.25% 7/25/18	13,890	$13,894
Illinois - 0.5%
Chicago Board of Ed. Participating VRDN Series Floaters XG 01 08, 1.69% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(f)	13,990	13,990
Massachusetts - 0.1%
Webster Gen. Oblig. BAN Series 2017 B, 2.25% 10/12/18	2,250	2,253
New Jersey - 1.3%
Carteret Gen. Oblig. BAN Series 2017, 2.5% 10/25/18	2,800	2,807
Holmdel Township Gen. Oblig. BAN Series 2017, 2.5% 10/26/18	2,100	2,106
Howell Township Gen. Oblig. BAN Series 2017 A, 3% 10/17/18	6,945	6,973
Jersey City Gen. Oblig. BAN Series 2018 A, 2.5% 1/18/19	9,129	9,178
Maple Shade Township BAN Series 2017, 2.25% 9/7/18	2,200	2,201
Millstone Township Gen. Oblig. BAN Series 2017, 2.25% 9/12/18	2,300	2,303
Plainfield Gen. Oblig. BAN Series 2017, 2% 8/28/18	2,054	2,055
Roselle County of Union BAN Series 2017, 2.25% 9/14/18	2,500	2,502
South Brunswick Township BAN Series 2017, 2.25% 10/2/18	2,479	2,483
Vineland Gen. Oblig. BAN Series 2017, 2.5% 11/15/18	7,923	7,946

TOTAL NEW JERSEY		40,554

New York - 4.2%
Binghamton Gen. Oblig. BAN Series 2017, 2.5% 11/16/18	16,130	16,175
Canastota Central School District BAN Series 2017, 2.5% 7/20/18	3,130	3,131
East Aurora Union Free School District BAN Series A, 2.25% 8/1/18	2,055	2,056
Gloversville School District BAN Series 2017, 2.25% 10/19/18	3,620	3,626
Ithaca Gen. Oblig. BAN Series 2018 A, 2.75% 2/15/19	8,400	8,456
Lansingburgh Central School District BAN Series 2017, 2.5% 7/20/18	3,425	3,427
North Tonawanda City School District BAN Series 2017, 2.2% 8/24/18	5,072	5,077
Queensbury Union Free School District BAN Series 2017, 2.5% 7/13/18	5,480	5,482
Rome City School District BAN Series 2017, 2.25% 8/3/18	7,140	7,143
Schoharie County BAN Series 2017, 2.5% 11/8/18	5,870	5,888
South Glens Falls Central School District BAN Series 2017 A, 2.25% 7/27/18	6,465	6,468
Suffolk County Gen. Oblig. TAN:
Series 2017 I, 2.25% 9/27/18	29,735	29,782
Series 2017, 2.5% 7/25/18	15,260	15,269
Syracuse Gen. Oblig. RAN Series B, 2.25% 7/10/18	12,030	12,031

TOTAL NEW YORK		124,011

Ohio - 0.2%
Avon Lake BAN Series 2017, 2.5% 7/11/18	4,800	4,801
South Carolina - 0.2%
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series Floaters XM 02 91, 1.66% 7/6/18 (Liquidity Facility Royal Bank of Canada) (a)(f)	7,355	7,355
TOTAL MUNICIPAL NOTES
(Cost $206,998)		206,858
TOTAL INVESTMENT IN SECURITIES - 98.6%
(Cost $2,944,459)		2,936,497
NET OTHER ASSETS (LIABILITIES) - 1.4%		42,869
NET ASSETS - 100%		$2,979,366

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

RAN – REVENUE ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,196,000 or 0.3% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$24
Total	$24

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	41.7%
Transportation	18.5%
Health Care	10.5%
Electric Utilities	7.7%
Escrowed/Pre-Refunded	5.1%
Others* (Individually Less Than 5%)	16.5%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,944,459)		$2,936,497
Cash		36,015
Receivable for fund shares sold		1,178
Interest receivable		34,282
Other receivables		9
Total assets		3,007,981
Liabilities
Payable for investments purchased on a delayed delivery basis	$20,232
Payable for fund shares redeemed	6,233
Distributions payable	863
Accrued management fee	890
Distribution and service plan fees payable	71
Other affiliated payables	286
Other payables and accrued expenses	40
Total liabilities		28,615
Net Assets		$2,979,366
Net Assets consist of:
Paid in capital		$2,988,383
Undistributed net investment income		25
Accumulated undistributed net realized gain (loss) on investments		(1,080)
Net unrealized appreciation (depreciation) on investments		(7,962)
Net Assets		$2,979,366
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($181,917 ÷ 17,372 shares)		$10.47
Maximum offering price per share (100/97.25 of $10.47)		$10.77
Class M:
Net Asset Value and redemption price per share ($15,779 ÷ 1,510 shares)		$10.45
Maximum offering price per share (100/97.25 of $10.45)		$10.75
Class C:
Net Asset Value and offering price per share ($34,775 ÷ 3,327 shares)(a)		$10.45
Limited Term Municipal Income:
Net Asset Value, offering price and redemption price per share ($2,439,806 ÷ 233,398 shares)		$10.45
Class I:
Net Asset Value, offering price and redemption price per share ($307,089 ÷ 29,362 shares)		$10.46

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended June 30, 2018 (Unaudited)
Investment Income
Interest		$31,809
Income from Fidelity Central Funds		24
Total income		31,833
Expenses
Management fee	$5,598
Transfer agent fees	1,511
Distribution and service plan fees	461
Accounting fees and expenses	271
Custodian fees and expenses	12
Independent trustees' fees and expenses	7
Registration fees	106
Audit	31
Legal	3
Miscellaneous	13
Total expenses before reductions	8,013
Expense reductions	(22)
Total expenses after reductions		7,991
Net investment income (loss)		23,842
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Redemptions in-kind with affiliated entities		220
Unaffiliated issuers		(1,113)
Total net realized gain (loss)		(893)
Change in net unrealized appreciation (depreciation) on investment securities		(16,273)
Net gain (loss)		(17,166)
Net increase (decrease) in net assets resulting from operations		$6,676

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,842	$49,838
Net realized gain (loss)	(893)	3,266
Change in net unrealized appreciation (depreciation)	(16,273)	24,605
Net increase (decrease) in net assets resulting from operations	6,676	77,709
Distributions to shareholders from net investment income	(23,829)	(49,775)
Distributions to shareholders from net realized gain	(619)	(2,284)
Total distributions	(24,448)	(52,059)
Share transactions - net increase (decrease)	(360,248)	(133,264)
Total increase (decrease) in net assets	(378,020)	(107,614)
Net Assets
Beginning of period	3,357,386	3,465,000
End of period	$2,979,366	$3,357,386
Other Information
Undistributed net investment income end of period	$25	$12

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Limited Term Municipal Income Fund Class A

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.53	$10.45	$10.64	$10.71	$10.68	$10.86
Income from Investment Operations
Net investment income (loss)A	.064	.122	.118	.129	.153	.158
Net realized and unrealized gain (loss)	(.058)	.086	(.188)	(.048)	.046	(.170)
Total from investment operations	.006	.208	(.070)	.081	.199	(.012)
Distributions from net investment income	(.064)	(.121)	(.118)	(.130)	(.153)	(.158)
Distributions from net realized gain	(.002)	(.007)	(.002)	(.021)	(.016)	(.010)
Total distributions	(.066)	(.128)	(.120)	(.151)	(.169)	(.168)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$10.47	$10.53	$10.45	$10.64	$10.71	$10.68
Total ReturnC,D,E	.06%	2.00%	(.68)%	.76%	1.87%	(.11)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.81%H	.81%	.80%	.81%	.79%	.78%
Expenses net of fee waivers, if any	.81%H	.81%	.80%	.81%	.79%	.78%
Expenses net of all reductions	.81%H	.81%	.80%	.81%	.79%	.78%
Net investment income (loss)	1.23%H	1.15%	1.10%	1.21%	1.42%	1.47%
Supplemental Data
Net assets, end of period (in millions)	$182	$234	$317	$377	$397	$318
Portfolio turnover rateI	25%H,J	33%	31%	30%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Limited Term Municipal Income Fund Class M

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.51	$10.43	$10.62	$10.69	$10.66	$10.85
Income from Investment Operations
Net investment income (loss)A	.066	.126	.121	.134	.157	.162
Net realized and unrealized gain (loss)	(.058)	.087	(.188)	(.049)	.046	(.180)
Total from investment operations	.008	.213	(.067)	.085	.203	(.018)
Distributions from net investment income	(.066)	(.126)	(.121)	(.134)	(.157)	(.162)
Distributions from net realized gain	(.002)	(.007)	(.002)	(.021)	(.016)	(.010)
Total distributions	(.068)	(.133)	(.123)	(.155)	(.173)	(.172)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$10.45	$10.51	$10.43	$10.62	$10.69	$10.66
Total ReturnC,D,E	.08%	2.04%	(.65)%	.80%	1.91%	(.17)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.77%H	.77%	.77%	.77%	.76%	.75%
Expenses net of fee waivers, if any	.77%H	.76%	.77%	.77%	.76%	.75%
Expenses net of all reductions	.77%H	.76%	.77%	.77%	.75%	.75%
Net investment income (loss)	1.27%H	1.19%	1.14%	1.25%	1.46%	1.50%
Supplemental Data
Net assets, end of period (in millions)	$16	$17	$20	$22	$25	$24
Portfolio turnover rateI	25%H,J	33%	31%	30%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Limited Term Municipal Income Fund Class C

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.51	$10.43	$10.62	$10.69	$10.66	$10.84
Income from Investment Operations
Net investment income (loss)A	.025	.043	.038	.050	.072	.077
Net realized and unrealized gain (loss)	(.058)	.087	(.188)	(.049)	.046	(.169)
Total from investment operations	(.033)	.130	(.150)	.001	.118	(.092)
Distributions from net investment income	(.025)	(.043)	(.038)	(.050)	(.072)	(.078)
Distributions from net realized gain	(.002)	(.007)	(.002)	(.021)	(.016)	(.010)
Total distributions	(.027)	(.050)	(.040)	(.071)	(.088)	(.088)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$10.45	$10.51	$10.43	$10.62	$10.69	$10.66
Total ReturnC,D,E	(.32)%	1.24%	(1.42)%	.01%	1.11%	(.86)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.56%H	1.55%	1.55%	1.55%	1.54%	1.54%
Expenses net of fee waivers, if any	1.56%H	1.55%	1.55%	1.55%	1.54%	1.54%
Expenses net of all reductions	1.56%H	1.55%	1.55%	1.55%	1.54%	1.53%
Net investment income (loss)	.48%H	.41%	.35%	.47%	.67%	.72%
Supplemental Data
Net assets, end of period (in millions)	$35	$40	$53	$63	$65	$71
Portfolio turnover rateI	25%H,J	33%	31%	30%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Limited Term Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.51	$10.43	$10.63	$10.69	$10.66	$10.85
Income from Investment Operations
Net investment income (loss)A	.082	.157	.152	.164	.186	.191
Net realized and unrealized gain (loss)	(.059)	.087	(.198)	(.039)	.046	(.180)
Total from investment operations	.023	.244	(.046)	.125	.232	.011
Distributions from net investment income	(.081)	(.157)	(.152)	(.164)	(.186)	(.191)
Distributions from net realized gain	(.002)	(.007)	(.002)	(.021)	(.016)	(.010)
Total distributions	(.083)	(.164)	(.154)	(.185)	(.202)	(.201)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$10.45	$10.51	$10.43	$10.63	$10.69	$10.66
Total ReturnC,D	.23%	2.35%	(.45)%	1.18%	2.19%	.10%
Ratios to Average Net AssetsE,F
Expenses before reductions	.47%G	.47%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.47%G	.47%	.48%	.48%	.48%	.48%
Expenses net of all reductions	.47%G	.47%	.48%	.48%	.48%	.48%
Net investment income (loss)	1.57%G	1.49%	1.43%	1.54%	1.73%	1.78%
Supplemental Data
Net assets, end of period (in millions)	$2,440	$2,740	$2,779	$3,058	$3,225	$3,168
Portfolio turnover rateH	25%G,I	33%	31%	30%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Limited Term Municipal Income Fund Class I

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.51	$10.44	$10.63	$10.70	$10.67	$10.85
Income from Investment Operations
Net investment income (loss)A	.077	.149	.145	.156	.179	.184
Net realized and unrealized gain (loss)	(.048)	.077	(.188)	(.048)	.046	(.169)
Total from investment operations	.029	.226	(.043)	.108	.225	.015
Distributions from net investment income	(.077)	(.149)	(.145)	(.157)	(.179)	(.185)
Distributions from net realized gain	(.002)	(.007)	(.002)	(.021)	(.016)	(.010)
Total distributions	(.079)	(.156)	(.147)	(.178)	(.195)	(.195)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$10.46	$10.51	$10.44	$10.63	$10.70	$10.67
Total ReturnC,D	.28%	2.17%	(.42)%	1.02%	2.12%	.14%
Ratios to Average Net AssetsE,F
Expenses before reductions	.55%G	.54%	.55%	.55%	.55%	.54%
Expenses net of fee waivers, if any	.55%G	.54%	.55%	.55%	.55%	.54%
Expenses net of all reductions	.55%G	.54%	.54%	.55%	.54%	.54%
Net investment income (loss)	1.49%G	1.42%	1.36%	1.47%	1.67%	1.71%
Supplemental Data
Net assets, end of period (in millions)	$307	$327	$297	$276	$263	$207
Portfolio turnover rateH	25%G,I	33%	31%	30%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Limited Term Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Limited Term Municipal Income and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, market discount, deferred trustees compensation, and losses deferred due to wash sales and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$14,417
Gross unrealized depreciation	(22,236)
Net unrealized appreciation (depreciation)	$(7,819)
Tax cost	$2,944,316

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $352,453 and $387,533, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$255	$24
Class M	-%	.25%	21	–(a)
Class C	.75%	.25%	185	11
			$461	$ 35

 (a) In the amount of less than five-hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class M	8
Class C(a)	2
$10

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$178.18
Class M	11.13
Class C	31.17
Limited Term Municipal Income	1,029.08
Class I	262.16
	$1,511

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .02%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Redemptions In-Kind. During the period, 6,984 shares of the Fund held by an affiliated entity were redeemed in-kind for investments and cash, including accrued interest, with a value of $73,334. The net realized gain of $220 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $12.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $10.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2018	Year ended December 31, 2017
From net investment income
Class A	$1,241	$3,137
Class M	104	217
Class C	88	188
Limited Term Municipal Income	19,991	41,725
Class I	2,405	4,508
Total	$23,829	$49,775
From net realized gain
Class A	$42	$164
Class M	3	12
Class C	7	28
Limited Term Municipal Income	503	1,861
Class I	64	219
Total	$619	$2,284

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2018	Year ended December 31, 2017	Six months ended June 30, 2018	Year ended December 31, 2017
Class A
Shares sold	1,767	6,469	$18,510	$68,276
Reinvestment of distributions	116	291	1,214	3,075
Shares redeemed	(6,737)	(14,837)	(70,537)	(156,574)
Net increase (decrease)	(4,854)	(8,077)	$(50,813)	$(85,223)
Class M
Shares sold	390	265	$4,087	$2,798
Reinvestment of distributions	10	21	102	219
Shares redeemed	(512)	(553)	(5,359)	(5,829)
Net increase (decrease)	(112)	(267)	$(1,170)	$(2,812)
Class C
Shares sold	162	368	$1,693	$3,894
Reinvestment of distributions	8	18	83	187
Shares redeemed	(650)	(1,645)	(6,798)	(17,354)
Net increase (decrease)	(480)	(1,259)	$(5,022)	$(13,273)
Limited Term Municipal Income
Shares sold	32,443	69,026	$339,557	$727,315
Reinvestment of distributions	1,472	3,031	15,373	31,978
Shares redeemed	(61,212)(a)	(77,778)	(640,315)(a)	(819,524)
Net increase (decrease)	(27,297)	(5,721)	$(285,385)	$(60,231)
Class I
Shares sold	5,688	15,546	$59,521	$164,081
Reinvestment of distributions	205	383	2,145	4,047
Shares redeemed	(7,614)	(13,255)	(79,524)	(139,853)
Net increase (decrease)	(1,721)	2,674	$(17,858)	$28,275

 (a) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
Class A	.81%
Actual		$1,000.00	$1,000.60	$4.02
Hypothetical-C		$1,000.00	$1,020.78	$4.06
Class M	.77%
Actual		$1,000.00	$1,000.80	$3.82
Hypothetical-C		$1,000.00	$1,020.98	$3.86
Class C	1.56%
Actual		$1,000.00	$996.80	$7.72
Hypothetical-C		$1,000.00	$1,017.06	$7.80
Limited Term Municipal Income	.47%
Actual		$1,000.00	$1,002.30	$2.33
Hypothetical-C		$1,000.00	$1,022.46	$2.36
Class I	.55%
Actual		$1,000.00	$1,002.80	$2.73
Hypothetical-C		$1,000.00	$1,022.07	$2.76

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

ASTM-SANN-0818
1.803548.114

Fidelity® Limited Term Municipal Income Fund Semi-Annual Report June 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five States as of June 30, 2018

% of fund's net assets
Illinois	12.6
New York	11.3
Florida	10.5
Texas	8.5
New Jersey	8.1

Top Five Sectors as of June 30, 2018

% of fund's net assets
General Obligations	41.7
Transportation	18.5
Health Care	10.5
Electric Utilities	7.7
Escrowed/Pre-Refunded	5.1

Quality Diversification (% of fund's net assets)

As of June 30, 2018
AAA	10.3%
AA,A	58.5%
BBB	16.0%
BB and Below	1.0%
Not Rated	5.8%
Short-Term Investments and Net Other Assets	8.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 91.6%
	Principal Amount (000s)	Value (000s)
Alabama - 0.7%
Mobile County Board of School Commissioners:
Series 2016 A:	$	$
5% 3/1/22	585	637
5% 3/1/23	830	920
5% 3/1/24	1,225	1,374
5% 3/1/25	1,225	1,385
Series 2016 B:
5% 3/1/22	980	1,068
5% 3/1/24	980	1,099
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.85%, tender 3/24/20 (a)	4,410	4,377
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/20	2,825	2,944
5% 3/1/21	490	521
5% 3/1/22	3,145	3,406
5% 3/1/25	1,465	1,638

TOTAL ALABAMA		19,369

Alaska - 0.8%
Anchorage Gen. Oblig.:
Series A:
5% 9/1/20	1,065	1,139
5% 9/1/22	1,175	1,317
Series B:
5% 9/1/18	3,605	3,626
5% 9/1/20	1,955	2,090
5% 9/1/22	1,395	1,563
Series C:
5% 9/1/18	980	986
5% 9/1/19	2,105	2,188
5% 9/1/20	1,230	1,315
5% 9/1/22	980	1,098
Series D:
5% 9/1/19	3,810	3,960
5% 9/1/20	1,955	2,090
North Slope Borough Gen. Oblig. Series 2017 A, 5% 6/30/21 (Pre-Refunded to 6/30/20 @ 100)	850	904

TOTAL ALASKA		22,276

Arizona - 2.7%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/18	490	497
5% 12/1/19	600	627
5% 12/1/20	800	857
5% 12/1/21	1,080	1,181
5% 12/1/22	785	875
5% 12/1/23	980	1,109
5% 12/1/24	1,465	1,677
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18 (Escrowed to Maturity)	980	989
5% 10/1/20 (Pre-Refunded to 10/1/19 @ 100)	5,065	5,279
Glendale Gen. Oblig.:
Series 2015:
4% 7/1/19 (FSA Insured)	585	599
5% 7/1/22 (FSA Insured)	980	1,090
Series 2017:
5% 7/1/21	2,900	3,153
5% 7/1/22	3,320	3,686
Glendale Trans. Excise Tax Rev.:
5% 7/1/21 (FSA Insured)	735	799
5% 7/1/22 (FSA Insured)	1,145	1,271
5% 7/1/23 (FSA Insured)	1,365	1,544
Maricopa County Indl. Dev. Auth. Rev. Series 2016 A:
5% 1/1/25	4,675	5,399
5% 1/1/26	10,485	12,243
Maricopa County Mesa Unified School District # 4 Series 2016, 4% 7/1/18	1,295	1,295
Maricopa County School District #28 Kyrene Elementary Series 2010 B:
4% 7/1/19	880	901
4% 7/1/20	1,330	1,390
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 2.05%, tender 8/1/18 (a)(b)	15,430	15,434
Pima County Ctfs. of Prtn. Series 2014:
5% 12/1/21	2,160	2,370
5% 12/1/22	2,415	2,704
5% 12/1/23	3,350	3,817
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/19	3,155	3,262
Series 2012 A:
5% 7/1/18	805	805
5% 7/1/19	1,515	1,566
Tempe Indl. Dev. Auth. Rev. (Mirabella At Asu, Inc. Proj.) Series 2017 B, 4% 10/1/23 (c)	3,915	3,936

TOTAL ARIZONA		80,355

California - 3.6%
Alameda Corridor Trans. Auth. Rev.:
Series 2004:
0% 10/1/19	260	252
0% 10/1/19 (Escrowed to Maturity)	3,260	3,200
Series 2013 A, 5% 10/1/22	2,140	2,415
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series A, 2.95%, tender 4/1/26 (a)	5,075	5,212
Series B, 2.85%, tender 4/1/25 (a)	4,150	4,253
Series C, 2.1%, tender 4/1/22 (a)	3,875	3,902
California Gen. Oblig.:
Bonds 3%, tender 12/1/19 (a)	15,260	15,452
5.25% 9/1/22	1,535	1,746
California Muni. Fin. Auth. Rev. (LINXS APM Proj.) Series 2018 A:
5% 12/31/23 (b)	860	970
5% 6/30/24 (b)	665	753
5% 12/31/24 (b)	800	909
5% 6/30/25 (b)	1,000	1,139
5% 12/31/25 (b)	1,760	2,012
5% 6/30/26 (b)	1,360	1,558
5% 12/31/26 (b)	2,570	2,961
5% 6/30/27 (b)	1,910	2,204
5% 12/31/27 (b)	3,000	3,479
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 2.05%, tender 8/1/18 (a)(b)(c)	2,300	2,301
California Pub. Works Board Lease Rev.:
(Dept. of Corrections & Rehab. Proj.) Series 2011 C, 5% 10/1/18	1,710	1,726
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/22	980	1,092
(Univ. Proj.) Series 2011 B, 5% 10/1/19 (Escrowed to Maturity)	1,455	1,519
(Various Cap. Projs.):
Series 2011 A:
5% 10/1/19	4,890	5,106
5% 10/1/20	2,470	2,654
Series 2012 A, 5% 4/1/21	3,175	3,454
Series 2012 G, 5% 11/1/22	1,225	1,384
(Various Judicial Council Projs.) Series 2011 D, 5% 12/1/19	4,010	4,209
Series 2012 C, 5% 6/1/21	1,780	1,945
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 4% 6/1/21	3,425	3,624
Series 2017 A1:
5% 6/1/21	1,205	1,303
5% 6/1/22	1,685	1,858
5% 6/1/23	1,925	2,156
5% 6/1/24	1,085	1,231
Series A, 0% 6/1/24 (AMBAC Insured)	3,390	2,918
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A, 5% 7/1/18	1,955	1,955
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	980	1,125
Palomar Health Rev. Series 2016:
5% 11/1/23	1,955	2,152
5% 11/1/24	1,955	2,170
Port of Oakland Rev. Series 2012 P, 5% 5/1/21 (b)	2,445	2,644
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/23 (FSA Insured)	1,320	1,518
5% 9/1/24 (FSA Insured)	2,250	2,629
San Pablo Redev. Agcy. Series 2014 A, 5% 6/15/24 (FSA Insured)	1,350	1,556
Stockton Unified School District Gen. Oblig. 5% 7/1/18 (FSA Insured)	1,010	1,010

TOTAL CALIFORNIA		107,656

Colorado - 1.1%
Colorado Health Facilities Auth. Rev. Bonds Series 2008 D3, 5%, tender 11/12/21 (a)	5,170	5,594
Colorado Reg'l. Trans. District Ctfs. of Prtn.:
Series 2013 A, 5% 6/1/23	4,400	4,970
Series 2014 A, 5% 6/1/23	3,775	4,264
Denver City & County Arpt. Rev. Series 2017 A, 5% 11/15/19 (b)	2,520	2,625
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,390	1,386
0% 9/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,140	7,967
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,775	2,655
Series 2015 A:
5% 9/1/19	980	1,016
5% 9/1/20	980	1,042

TOTAL COLORADO		31,519

Connecticut - 3.1%
Connecticut Gen. Oblig.:
Series 2012 C, 5% 6/1/21	22,910	24,601
Series 2016 A, 5% 3/15/26	1,925	2,167
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2010 A, 1.8%, tender 2/9/21 (a)	16,680	16,621
Series 2015 A, 2.05%, tender 7/21/21 (a)(d)	16,315	16,320
Series X2, 1.8%, tender 2/9/21 (a)	12,000	11,958
Series 2018 S:
5% 7/1/23	1,455	1,639
5% 7/1/24	1,000	1,138
Connecticut Hsg. Fin. Auth. Series 2013 B2, 4% 11/15/32	4,450	4,586
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2011 A, 5% 12/1/18	5,455	5,533
Hbr. Point Infra Impt. District Series 2010 A, 7.875% 4/1/39 (Pre-Refunded to 4/1/20 @ 100)	6,281	6,938
New Haven Gen. Oblig. Series 2016 A:
5% 8/15/23 (FSA Insured)	880	973
5% 8/15/25 (FSA Insured)	980	1,102

TOTAL CONNECTICUT		93,576

Delaware, New Jersey - 0.2%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/20	2,445	2,561
5% 1/1/21	1,955	2,097

TOTAL DELAWARE, NEW JERSEY		4,658

District Of Columbia - 1.0%
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2012 A, 5% 10/1/22 (b)	6,185	6,891
Series 2014 A, 5% 10/1/23 (b)	435	492
Series 2017 A:
5% 10/1/26 (b)	6,555	7,647
5% 10/1/27 (b)	4,890	5,765
Series 2018 A, 5% 10/1/21 (b)(d)	3,595	3,924
Washington Convention & Sports Auth. Series 2018 A, 5% 10/1/21	5,000	5,466

TOTAL DISTRICT OF COLUMBIA		30,185

Florida - 10.5%
Brevard County School Board Ctfs. of Prtn.:
Series 2014, 5% 7/1/21	980	1,065
Series 2015 C:
5% 7/1/21	635	690
5% 7/1/22	3,645	4,044
5% 7/1/23	2,935	3,322
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/21	980	1,073
Series A:
5% 10/1/22 (b)	2,935	3,266
5% 10/1/23 (b)	3,930	4,441
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2017 C, 5% 7/1/22	3,180	3,530
Series 2012 A, 5% 7/1/19	6,845	7,077
Series 2015 A:
5% 7/1/19	2,055	2,125
5% 7/1/20	3,915	4,159
5% 7/1/21	4,400	4,784
5% 7/1/22	3,425	3,802
5% 7/1/23	2,690	3,043
5% 7/1/24	1,290	1,482
Series 2015 B:
5% 7/1/19	1,955	2,021
5% 7/1/20	2,935	3,118
5% 7/1/21	6,120	6,655
5% 7/1/22	4,490	4,985
5% 7/1/23	2,690	3,043
5% 7/1/24	1,120	1,286
Citizens Property Ins. Corp. (Citizens Pla Proj.) Series 2012 A-1, 5% 6/1/20	5,155	5,459
Clearwater Wtr. and Swr. Rev. Series 2011:
5% 12/1/18	670	680
5% 12/1/19	1,780	1,865
5% 12/1/20	980	1,055
Florida Board of Ed. Lottery Rev. Series 2016 B, 5% 7/1/24	9,801	11,346
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A:
5% 2/1/19	1,420	1,437
5% 2/1/20	1,980	2,043
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/21	1,010	1,103
5% 10/1/22	1,955	2,176
5% 10/1/23	1,240	1,396
5% 10/1/24	1,955	2,226
5% 10/1/25	1,710	1,966
5% 10/1/26	1,955	2,230
Florida Muni. Pwr. Agcy. Rev. (Stanton II Proj.) Series 2012 A, 5% 10/1/18	2,790	2,815
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2011 C:
5% 10/1/19	1,670	1,742
5% 10/1/20	980	1,048
Series 2017 A:
5% 10/1/25 (b)	980	1,123
5% 10/1/26 (b)	1,955	2,262
Halifax Hosp. Med. Ctr. Rev. Series 2015, 5% 6/1/23	1,295	1,452
Hillsborough County School District Sales Tax Rev. Series 2015 B, 5% 10/1/22 (FSA Insured)	1,975	2,206
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/20	915	971
5% 7/1/22	1,955	2,163
5% 7/1/23	1,955	2,201
JEA Wtr. & Swr. Sys. Rev. Series 2010 D:
5% 10/1/21	640	676
5% 10/1/21 (Pre-Refunded to 4/1/20 @ 100)	1,260	1,330
Manatee County Rev. Series 2013:
5% 10/1/19	1,225	1,277
5% 10/1/20	1,955	2,091
5% 10/1/21	1,955	2,140
5% 10/1/22	980	1,096
Manatee County School District Series 2017, 5% 10/1/24 (FSA Insured)	1,270	1,468
Miami-Dade County Aviation Rev.:
Series 2010, 5% 10/1/22	1,700	1,810
Series 2017 B, 5% 10/1/20 (b)	2,075	2,212
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.):
Series 2013, 5% 7/1/19	1,955	2,019
5% 7/1/20	980	1,041
5% 7/1/21	1,955	2,125
5% 7/1/22	1,955	2,170
5% 7/1/23	1,955	2,166
Series 2014 A, 5% 7/1/24	610	699
Series 2014 B:
5% 7/1/22	1,465	1,626
5% 7/1/23	3,180	3,601
Miami-Dade County Gen. Oblig. (Parks Prog.) Series 2015 A, 5% 11/1/22	3,795	4,260
Miami-Dade County School Board Ctfs. of Prtn.:
Bonds Series 2014 A, 5%, tender 5/1/24 (a)	8,010	9,136
Series 2014 D:
5% 11/1/20	4,770	5,105
5% 11/1/21	6,140	6,715
5% 11/1/22	2,850	3,178
5% 11/1/23	7,485	8,473
Series 2015 A:
5% 5/1/19	980	1,007
5% 5/1/20	2,050	2,164
5% 5/1/21	3,915	4,233
5% 5/1/22	3,640	4,019
5% 5/1/23	6,360	7,140
Series 2015 B, 5% 5/1/24	28,915	32,929
Series 2016 A, 5% 8/1/27	5,440	6,283
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/19	1,225	1,266
Orange County Health Facilities Auth. Series 2009, 5.25% 10/1/19	1,220	1,272
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/18	1,465	1,469
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	980	1,013
Orlando Utils. Commission Util. Sys. Rev. Series 2011 B:
5% 10/1/18	2,200	2,219
5% 10/1/19	2,275	2,371
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
4% 12/1/19	980	1,004
5% 12/1/20	1,395	1,484
5% 12/1/21	1,465	1,589
5% 12/1/23	190	211
5% 12/1/24	380	427
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B:
4% 8/1/19	4,525	4,642
4% 8/1/21	3,950	4,187
5% 8/1/19	2,935	3,042
5% 8/1/21	5,185	5,650
5% 8/1/22	980	1,090
Series 2015 B:
5% 8/1/19	2,675	2,773
5% 8/1/20	1,710	1,821
Pasco County School District Sales Tax Rev. Series 2013:
5% 10/1/18	1,225	1,235
5% 10/1/19	1,075	1,119
5% 10/1/20	980	1,047
5% 10/1/21	980	1,069
5% 10/1/22	980	1,090
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
Series 2011, 5% 10/1/19 (b)	1,980	2,060
5% 10/1/18 (b)	2,685	2,708
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/25	980	1,131
5% 7/1/26	1,115	1,300
Tallahassee Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/21	1,135	1,231
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2005, 5.5% 10/1/22 (FGIC Insured)	1,340	1,534
Series 2011 B:
5% 10/1/18 (Escrowed to Maturity)	2,385	2,406
5% 10/1/18 (Escrowed to Maturity)	2,210	2,229
Series 2011, 5% 10/1/19	5,470	5,701
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/20	1,760	1,874
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B:
5% 8/1/18	490	491
5% 8/1/19	305	316

TOTAL FLORIDA		312,236

Georgia - 2.3%
Atlanta Arpt. Rev.:
5% 1/1/22	980	1,080
5% 1/1/23	980	1,102
5% 1/1/24	1,125	1,285
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (a)	9,780	9,796
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/19	3,915	3,983
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Combined Cycle Proj.) Series A, 5% 11/1/18	1,955	1,976
(Prerefunded Proj.) Series 2008 D, 5.75% 1/1/20 (Pre-Refunded to 7/1/18 @ 100)	2,575	2,575
(Unrefunded Balance Proj.) Series 2008:
5.75% 1/1/19	3,785	3,794
5.75% 1/1/20	905	907
Series GG:
5% 1/1/20	660	690
5% 1/1/21	1,635	1,749
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U:
5% 10/1/19	1,465	1,524
5% 10/1/22	980	1,083
5% 10/1/23	2,365	2,654
Series R, 5% 10/1/21	4,890	5,312
Main Street Natural Gas, Inc. Bonds Series 2018 C, 4%, tender 12/1/23 (a)	13,910	14,886
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Scherer Proj.) Series 2009, 2.35%, tender 12/11/20 (a)	4,610	4,631
(Gulf Pwr. Co. Plant Scherer Proj.) Series 2002 1, 2%, tender 6/25/20 (a)	6,000	5,963
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/21	3,260	3,507

TOTAL GEORGIA		68,497

Hawaii - 0.6%
Hawaii Arpts. Sys. Rev. Series 2011, 5% 7/1/19 (b)	3,915	4,039
Honolulu City & County Gen. Oblig. Series 2017 D:
5% 9/1/24	1,200	1,393
5% 9/1/25	2,935	3,445
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/19 (b)	1,370	1,417
5% 8/1/20 (b)	2,985	3,167
5% 8/1/21 (b)	540	584
5% 8/1/22 (b)	2,030	2,236
5% 8/1/23 (b)	1,440	1,607

TOTAL HAWAII		17,888

Illinois - 12.1%
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,780	8,642
Series 2008 C:
5.25% 12/1/23	7,500	7,536
5.25% 12/1/24	935	939
Series 2009 D, 5% 12/1/18 (Escrowed to Maturity)	2,285	2,318
Series 2010 F, 5% 12/1/20	745	768
Series 2017 C:
5% 12/1/26	485	506
5% 12/1/27	2,830	2,955
Chicago Gen. Oblig. (City Colleges Proj.) Series 1999:
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,590	9,479
0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,435	13,847
Chicago Midway Arpt. Rev.:
Series 2014 B:
5% 1/1/20	610	638
5% 1/1/21	390	418
5% 1/1/23	2,445	2,721
5% 1/1/22	4,890	5,345
5% 1/1/23	5,770	6,421
Chicago Motor Fuel Tax Rev. Series 2013:
5% 1/1/19	245	247
5% 1/1/20	295	302
5% 1/1/21	390	403
5% 1/1/22	295	308
5% 1/1/23	525	553
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 A, 5% 1/1/21	1,370	1,467
Series 2012 B, 5% 1/1/21 (b)	4,505	4,813
Series 2013 B, 5% 1/1/22	3,915	4,304
Series 2013 D, 5% 1/1/22	3,150	3,463
Series 2017 D, 5% 1/1/27 (b)	1,470	1,693
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
4% 6/1/19	2,755	2,807
5% 6/1/20	2,430	2,566
5% 6/1/21	2,305	2,479
5% 6/1/25	1,225	1,381
Chicago Wastewtr. Transmission Rev. Series 2012:
5% 1/1/19	1,280	1,300
5% 1/1/23	1,175	1,273
Cook County Gen. Oblig.:
Series 2009 C, 5% 11/15/21	8,390	8,711
Series 2010 A, 5.25% 11/15/22	4,850	5,182
Series 2011 A, 5.25% 11/15/22	980	1,071
Series 2012 C:
5% 11/15/19	3,130	3,257
5% 11/15/20	7,055	7,525
5% 11/15/21	5,465	5,953
5% 11/15/22	1,260	1,400
Series 2014 A:
5% 11/15/20	980	1,045
5% 11/15/21	490	534
5% 11/15/22	1,325	1,472
Illinois Edl. Facilities Auth. Rev. Bonds (Univ. of Chicago Proj.) Series B2, 1.55%, tender 2/13/20 (a)	9,780	9,717
Illinois Fin. Auth. Rev.:
( Bradley Univ. Proj.) Series 2017 C, 5% 8/1/26	1,650	1,871
(Provena Health Proj.) Series 2010 A, 5.75% 5/1/19 (Escrowed to Maturity)	2,590	2,679
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30 (Pre-Refunded to 3/1/20 @ 100)	4,650	4,919
Bonds:
Series 2017 B, 5%, tender 12/15/22 (a)	2,825	3,160
Series E, 2.25%, tender 4/29/22 (a)	22,430	22,520
Series 2008 D, 6.25% 11/1/28 (Pre-Refunded to 11/1/18 @ 100)	2,020	2,051
Series 2011 L, 5% 12/1/22 (Pre-Refunded to 12/1/21 @ 100)	1,110	1,218
Series 2012 A, 5% 5/15/23	1,270	1,392
Series 2012:
5% 9/1/18	1,135	1,140
5% 9/1/19	1,090	1,119
5% 9/1/20	1,440	1,506
5% 9/1/21	2,000	2,123
5% 9/1/22	3,455	3,719
Series 2015 A:
5% 11/15/22	490	545
5% 11/15/24	1,490	1,686
5% 11/15/25	1,905	2,170
5% 11/15/26	1,955	2,208
Series 2015 B:
5% 11/15/20	1,615	1,729
5% 11/15/24	1,910	2,182
Series 2016 A:
5% 8/15/20	490	515
5% 2/15/21	735	789
5% 8/15/21	685	732
5% 2/15/23	980	1,089
5% 8/15/23	1,465	1,610
5% 8/15/24	2,135	2,367
Series 2016 C:
5% 2/15/20	4,970	5,196
5% 2/15/22	3,335	3,675
5% 2/15/23	4,470	5,021
5% 2/15/24	5,220	5,956
Series 2016:
5% 7/1/22	2,895	3,222
5% 5/15/25	490	559
5% 5/15/26	980	1,125
5% 5/15/27	1,225	1,399
Series 2017:
5% 1/1/23	1,465	1,646
5% 1/1/25	2,260	2,613
5% 1/1/27	1,955	2,315
Illinois Gen. Oblig.:
Series 2010, 5% 1/1/21 (FSA Insured)	1,565	1,622
Series 2012 A, 4% 1/1/23	1,245	1,259
Series 2012:
5% 3/1/19	5,380	5,470
5% 8/1/19	2,600	2,667
5% 8/1/20	6,750	6,987
5% 8/1/21	2,360	2,469
5% 8/1/22	5,675	5,987
Series 2013:
5% 7/1/21	6,360	6,647
5% 7/1/22	10,740	11,319
Series 2014:
5% 2/1/22	2,935	3,081
5% 4/1/23	2,165	2,289
5% 2/1/25	2,275	2,399
Series 2016:
5% 11/1/20	2,310	2,399
5% 1/1/26	2,150	2,285
5% 2/1/26	10,525	11,186
Series 2017 B, 5% 11/1/19	7,875	8,122
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	1,180	1,316
Illinois Reg'l. Trans. Auth. Series 2017 A:
5% 7/1/20	1,320	1,399
5% 7/1/21	1,320	1,432
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	4,715	3,994
0% 1/15/25	4,915	4,007
0% 1/15/26	3,695	2,898
McHenry County Conservation District Gen. Oblig. Series 2014:
5% 2/1/19	2,235	2,279
5% 2/1/20	2,225	2,336
5% 2/1/23	2,175	2,442
Railsplitter Tobacco Settlement Auth. Rev.:
Series 2010:
5.5% 6/1/23 (Pre-Refunded to 6/1/21 @ 100)	8,275	9,120
6% 6/1/28 (Pre-Refunded to 6/1/21 @ 100)	5,480	6,117
Series 2017, 5% 6/1/22	9,780	10,743

TOTAL ILLINOIS		361,796

Indiana - 2.2%
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 1.75%, tender 9/4/18 (a)(b)	2,400	2,401
Indiana Fin. Auth. Hosp. Rev. Series 2013:
5% 8/15/22	685	762
5% 8/15/23	980	1,108
Indiana Fin. Auth. Rev. Series 2012:
5% 3/1/20	635	668
5% 3/1/21	1,200	1,287
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A:
5% 10/1/20	805	861
5% 10/1/22	1,565	1,745
Series 2014 A:
5% 10/1/20	365	390
5% 10/1/21	370	405
5% 10/1/22	660	736
Series 2015 A:
5% 10/1/24	1,460	1,666
5% 10/1/25	1,590	1,837
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A:
5% 1/1/19	1,440	1,465
5% 1/1/20	1,225	1,286
Indianapolis Local Pub. Impt. Series 2016:
5% 1/1/21 (b)	2,690	2,889
5% 1/1/23 (b)	1,940	2,160
5% 1/1/24 (b)	2,715	3,055
5% 1/1/25 (b)	2,845	3,234
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/19	980	992
4% 1/15/20	1,315	1,358
4% 1/15/21	1,225	1,285
5% 7/15/19	1,645	1,699
5% 7/15/20	1,145	1,216
5% 7/15/21	980	1,064
Purdue Univ. Rev. Series Z-1, 5% 7/1/18	1,465	1,465
Whiting Envir. Facilities Rev.:
(BP Products North America, Inc. Proj.) Series 2009, 5.25% 1/1/21	4,160	4,482
Bonds (BP Products North America, Inc. Proj.) Series 2015, 5%, tender 11/1/22 (a)(b)	21,505	23,883

TOTAL INDIANA		65,399

Kansas - 0.4%
Desoto Usd # 232 Series 2015 A, 5% 9/1/22	1,525	1,704
Johnson County Unified School District # 233 Series 2016 B, 5% 9/1/23	1,430	1,634
Wichita Hosp. Facilities Rev. Series 2011 IV A:
5% 11/15/18 (Escrowed to Maturity)	2,200	2,228
5% 11/15/20 (Escrowed to Maturity)	2,685	2,881
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/22	490	545
5% 9/1/23	710	803
5% 9/1/25	785	905

TOTAL KANSAS		10,700

Kentucky - 0.8%
Ashland Med. Ctr. Rev.:
(Ashland Hosp. Corp. D/B/A King's Daughters Med. Ctr. Proj.) Series 2016 A, 5% 2/1/24	1,330	1,451
(Ashland Hosp. Corp. D/B/A Kings Daughters Med. Ctr. Proj.) Series 2016 A, 5% 2/1/25	980	1,074
Kentucky Econ. Dev. Fin. Auth. Bonds Series 2009 B, 2.7%, tender 11/10/21 (a)	8,805	8,878
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A:
5% 6/1/20	1,380	1,437
5% 6/1/22	1,525	1,645
5% 6/1/24	1,655	1,820
Kentucky State Property & Buildings Commission Rev. (Kentucky St Proj.) Series D, 5% 5/1/21	980	1,055
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2003 A, 1.5%, tender 4/1/19 (a)	7,345	7,326

TOTAL KENTUCKY		24,686

Louisiana - 2.3%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015:
5% 6/1/19	9,145	9,418
5% 6/1/21 (FSA Insured)	4,890	5,303
Louisiana Gen. Oblig.:
Series 2012 A, 5% 8/1/22	1,480	1,646
Series 2014 D1, 5% 12/1/22	1,275	1,428
Series 2016 B:
5% 8/1/22	13,785	15,334
5% 8/1/23	6,115	6,940
Series 2016 D:
5% 9/1/22	6,220	6,930
5% 9/1/24	6,875	7,897
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/21	1,465	1,592
5% 7/1/22	980	1,088
New Orleans Aviation Board Rev.:
(North Term. Proj.) Series 2017 B:
5% 1/1/23 (b)	300	333
5% 1/1/24 (b)	195	219
5% 1/1/25 (b)	195	221
5% 1/1/26 (b)	490	560
Series 2017 D2:
5% 1/1/23 (b)	390	432
5% 1/1/24 (b)	735	825
5% 1/1/25 (b)	490	555
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	2,740	2,937
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	4,400	4,899

TOTAL LOUISIANA		68,557

Maine - 0.2%
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/21	2,350	2,562
5% 7/1/22	1,810	2,018
5% 7/1/24	2,300	2,657

TOTAL MAINE		7,237

Maryland - 2.7%
Baltimore Proj. Rev. Series 2017 D:
5% 7/1/24	3,220	3,704
5% 7/1/25	3,380	3,933
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
4% 6/1/19	2,400	2,445
4% 6/1/20	2,960	3,061
5% 6/1/21	1,640	1,761
5% 6/1/22	1,750	1,907
Maryland Gen. Oblig. Series 2017 B, 5% 8/1/25	32,300	37,966
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2015:
5% 7/1/19	390	401
5% 7/1/22	880	965
5% 7/1/23	980	1,090
5% 7/1/24	1,955	2,202
5% 7/1/25	1,730	1,962
Montgomery County Gen. Oblig. Series 2011 A, 5% 7/1/20 (Pre-Refunded to 7/1/19 @ 100)	15,650	16,184
Rockville Mayor & Council Econ. Dev. (Rfdg.-Ingleside King Farm Proj.) Series 2017:
2.5% 11/1/24	850	838
3% 11/1/25	625	622

TOTAL MARYLAND		79,041

Massachusetts - 2.0%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2006 B, 5.25% 7/1/18	2,250	2,250
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2012, 5% 7/1/31 (Pre-Refunded to 7/1/21 @ 100)	1,035	1,129
Series 2016 A, 5% 7/15/22	1,240	1,390
Series 2016 I:
5% 7/1/21	490	529
5% 7/1/22	585	644
5% 7/1/23	660	738
5% 7/1/24	1,075	1,216
5% 7/1/25	980	1,121
5% 7/1/26	980	1,131
Massachusetts Edl. Fing. Auth. Rev. Series 2013, 5% 7/1/19 (b)	4,620	4,759
Massachusetts Gen. Oblig.:
Bonds Series 2014 D1, 1.05%, tender 7/1/20 (a)	31,300	30,830
Series 2016 B, 5% 7/1/22	1,685	1,880
Series C, 5.5% 12/1/22	4,160	4,770
Massachusetts Port Auth. Rev. Series 2017 A:
5% 7/1/24 (b)	3,005	3,419
5% 7/1/25 (b)	1,115	1,277
Medford Gen. Oblig. Series 2011 B, 4% 3/1/19	3,490	3,547

TOTAL MASSACHUSETTS		60,630

Michigan - 3.5%
Clarkston Cmnty. Schools 5% 5/1/22	1,635	1,810
Detroit Swr. Disp. Rev. Series 2006 D, 3 month U.S. LIBOR + 0.600% 2.149% 7/1/32 (a)(e)	3,980	3,800
Grand Blanc Cmnty. Schools Series 2013:
5% 5/1/19	1,200	1,233
5% 5/1/20	2,575	2,721
5% 5/1/21	2,105	2,280
5% 5/1/22	1,810	2,004
Grand Rapids Pub. Schools 5% 5/1/23 (FSA Insured)	1,275	1,436
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/22	980	1,074
5% 5/15/24	540	608
5% 5/15/25	635	720
5% 5/15/26	610	697
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/18	1,225	1,241
5% 11/15/19	980	1,024
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2016 I:
5% 4/15/22	980	1,085
5% 4/15/23	1,320	1,491
5% 4/15/24	1,450	1,663
Michigan Fin. Auth. Rev.:
Bonds 1.1%, tender 8/15/19 (a)	4,155	4,120
Series 2015 A:
5% 8/1/22	2,350	2,612
5% 8/1/23	3,715	4,203
Michigan Gen. Oblig. Series 2016:
5% 3/15/20	3,255	3,428
5% 3/15/21	980	1,059
5% 3/15/22	2,280	2,515
5% 3/15/23	3,915	4,406
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (a)	3,535	3,555
Series 2005 A4, 1.625%, tender 11/1/19 (a)	7,245	7,220
Series 2010 F4, 1.95%, tender 4/1/20 (a)	6,400	6,398
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds Series CC, 1.45%, tender 9/1/21 (a)	7,040	6,773
Portage Pub. Schools Series 2016:
5% 5/1/23	1,990	2,242
5% 11/1/23	1,335	1,518
5% 5/1/24	1,880	2,149
5% 11/1/24	1,955	2,248
5% 5/1/25	1,100	1,269
5% 11/1/25	1,195	1,386
5% 5/1/26	1,665	1,939
5% 11/1/26	1,155	1,341
5% 11/1/28	985	1,135
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/21	1,465	1,597
5% 9/1/23	490	555
Spring Lake Pub. Schools:
Series 2014, 5% 5/1/19	2,250	2,312
5% 11/1/19	2,715	2,832
5% 5/1/20	3,550	3,751
5% 11/1/20	1,705	1,828
5% 5/1/21	4,020	4,358

TOTAL MICHIGAN		103,636

Minnesota - 0.6%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2014 A:
5% 1/1/22	980	1,080
5% 1/1/23	980	1,104
Series 2014 B:
5% 1/1/21 (b)	2,240	2,402
5% 1/1/22 (b)	1,955	2,138
5% 1/1/23 (b)	980	1,090
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	2,950	3,327
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2017:
5% 1/1/22	1,160	1,274
5% 1/1/23	1,115	1,246
5% 1/1/24	1,560	1,769
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A:
5% 1/1/22	980	1,079
5% 1/1/23	1,465	1,644
5% 1/1/24	980	1,120

TOTAL MINNESOTA		19,273

Missouri - 0.2%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/19	295	300
5% 3/1/20	320	334
5% 3/1/21	390	413
5% 3/1/22	585	629
5% 3/1/23	980	1,067
5% 3/1/24	685	752
5% 3/1/25	710	786
5% 3/1/26	980	1,089
Saint Louis Arpt. Rev. Series 2013, 5% 7/1/18	750	750

TOTAL MISSOURI		6,120

Nevada - 1.9%
Clark County Arpt. Rev.:
(Sub Lien Proj.) Series 2017 A-1, 5% 7/1/22 (b)	3,915	4,316
Series 2017 C, 5% 7/1/21 (b)	7,785	8,404
Clark County School District:
Series 2016 A:
5% 6/15/21	1,470	1,593
5% 6/15/23	1,285	1,446
Series 2017 C, 5% 6/15/21	9,030	9,786
Humboldt County Nev Poll. Cont. Rev. Bonds (Seirra Pacific Pwr. Co. Projs.) Series 2016 A, 1.25%, tender 6/3/19 (a)	1,955	1,943
Nevada Gen. Oblig.:
Series 2010 C, 5% 6/1/19	11,875	12,243
Series 2012 B, 5% 8/1/20	2,180	2,325
Series 2013 D1, 5% 3/1/24	2,640	2,978
Washoe County Gas & Wtr. Facilities Bonds (Seirra Pacific Pwr. Co. Projs.) Series 2016 B, 3%, tender 6/1/22 (a)	5,185	5,295
Washoe County Gas Facilities Rev. Bonds (Seirra Pacific Pwr. Co. Projs.) Series 2016 A, 1.5%, tender 6/3/19 (a)(b)	5,990	5,966

TOTAL NEVADA		56,295

New Hampshire - 0.6%
New Hampshire Health & Ed. Facilities Auth.:
Series 2017 B, 4.125% 7/1/24 (c)	1,010	1,016
Series 2017 C, 3.5% 7/1/22 (c)	335	336
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Dartmouth-Hitchcock Obligated Group Proj.) Series 2010, 5% 8/1/40 (Pre-Refunded to 8/1/20 @ 100)	6,000	6,391
(Southern NH Med. Ctr. Proj.) Series 2016, 3% 10/1/21	1,375	1,401
Series 2012:
4% 7/1/20	2,645	2,739
4% 7/1/21	1,485	1,558
Series 2016:
5% 10/1/21	1,225	1,321
5% 10/1/23	1,640	1,816

TOTAL NEW HAMPSHIRE		16,578

New Jersey - 6.8%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/20	3,030	3,168
5% 2/15/21	2,445	2,615
5% 2/15/22	2,445	2,667
5% 2/15/23	2,770	3,069
New Jersey Econ. Dev. Auth. Rev.:
(Provident Montclair Proj.) Series 2017:
4% 6/1/22 (FSA Insured)	980	1,037
5% 6/1/23 (FSA Insured)	1,230	1,368
5% 6/1/24 (FSA Insured)	980	1,102
Series 2005 K, 5.5% 12/15/19	7,855	8,235
Series 2011 EE:
5% 9/1/20	1,320	1,387
5% 9/1/20 (Escrowed to Maturity)	3,570	3,810
Series 2012 II:
5% 3/1/21	6,650	7,040
5% 3/1/22	6,155	6,592
Series 2013 NN, 5% 3/1/19 (Escrowed to Maturity)	7,985	8,165
Series 2013, 5% 3/1/23	5,870	6,350
Series 2014 PP, 5% 6/15/19	16,630	17,094
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container Term. LLC. Proj.) Series 2017 5% 10/1/26 (b)	2,130	2,370
New Jersey Edl. Facility:
Series 2014:
5% 6/15/20	10,760	11,273
5% 6/15/21	10,760	11,448
Series 2016 A:
4% 7/1/18	3,505	3,505
5% 7/1/21	2,150	2,296
5% 7/1/22	6,160	6,691
5% 7/1/23	3,315	3,653
5% 7/1/24	7,740	8,597
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2016 A:
5% 7/1/19	1,465	1,505
5% 7/1/21	170	183
5% 7/1/22	170	186
5% 7/1/23	595	661
5% 7/1/24	985	1,104
5% 7/1/24	475	533
5% 7/1/24	1,200	1,377
5% 7/1/25	515	581
5% 7/1/26	170	193
5% 7/1/27	255	288
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2011, 5% 12/1/18 (b)	2,630	2,664
Series 2013:
5% 12/1/18 (b)	5,870	5,946
5% 12/1/19 (b)	3,765	3,922
Series 2017 1A:
5% 12/1/22 (b)	750	825
5% 12/1/23 (b)	1,930	2,144
Series 2017 1B, 5% 12/1/21 (b)	795	862
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2017 C, 1 month U.S. LIBOR + 0.460% 1.848%, tender 1/1/21 (a)(e)	10,485	10,528
Series 2013 A:
5% 1/1/24 (Pre-Refunded to 7/1/22 @ 100)	3,895	4,351
5% 1/1/24 (Pre-Refunded to 7/1/22 @ 100)	355	397
Series 2017 C1, 1 month U.S. LIBOR + 0.340% 1.728% 1/1/21 (a)(e)	1,170	1,171
New Jersey Trans. Trust Fund Auth.:
Series 2003 B, 5.25% 12/15/19	3,785	3,955
Series 2012 AA, 5% 6/15/19	1,465	1,506
Series 2013 A:
5% 12/15/19	6,315	6,576
5% 6/15/20	17,605	18,479
Series 2016 A, 5% 6/15/27	3,960	4,366
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/21	4,795	5,123

TOTAL NEW JERSEY		202,958

New Mexico - 0.6%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.):
Series 2005 B, 1.875%, tender 4/1/20 (a)	10,785	10,714
Series 2011, 1.875%, tender 4/1/20 (a)	6,155	6,115

TOTAL NEW MEXICO		16,829

New York - 7.1%
Dorm. Auth. New York Univ. Rev. Series 2016 A:
5% 7/1/22	490	543
5% 7/1/24	1,810	2,068
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/18 (Assured Guaranty Corp. Insured) (FSA Insured)	1,075	1,075
5% 7/1/19 (Assured Guaranty Corp. Insured) (FSA Insured)	625	645
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2016 B:
5% 9/1/25	2,740	3,188
5% 9/1/26	1,220	1,436
New York City Gen. Oblig. Series 2015 C, 5% 8/1/25	1,665	1,931
New York City Transitional Fin. Auth. Rev.:
Series 2012 A, 5% 11/1/20	4,400	4,737
Series B:
5% 11/1/20	4,160	4,348
5% 11/1/20 (Pre-Refunded to 11/1/19 @ 100)	1,660	1,732
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 4% 5/15/20	7,825	8,169
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2018 A, 5%, tender 11/15/20 (a)	20,000	21,361
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,085	5,336
Series 2008 B2:
5% 11/15/19	6,050	6,329
5% 11/15/20	5,380	5,787
5% 11/15/21	3,915	4,306
Series 2012 B, 5% 11/15/22	1,955	2,189
Series 2012 D, 5% 11/15/18	2,460	2,492
Series 2012 E:
4% 11/15/19	1,710	1,766
4% 11/15/19 (Escrowed to Maturity)	2,200	2,273
5% 11/15/21	2,380	2,618
Series 2012 F, 5% 11/15/19	4,890	5,115
Series 2014 C, 5% 11/15/21	2,740	3,014
Series 2016 B, 5% 11/15/21	2,150	2,365
Series 2017 C:
4% 2/15/19	22,755	23,100
4% 2/15/19	53,095	53,894
New York State Envir. Facilities Corp. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2012, 1.95%, tender 8/1/18 (a)(b)	3,000	3,000
New York Thruway Auth. Gen. Rev. Series 2013 A, 5% 5/1/19	32,280	33,203
New York Urban Dev. Corp. Rev. Series 2017 A, 5% 3/15/22	1,265	1,405
Yonkers Gen. Oblig. Series 2017 C, 5% 10/1/22 (Build America Mutual Assurance Insured)	2,490	2,776

TOTAL NEW YORK		212,201

North Carolina - 0.8%
Dare County Ctfs. of Prtn. Series 2012 B:
4% 6/1/20	980	1,022
5% 6/1/19	1,275	1,315
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2013, 1.85%, tender 9/17/18 (a)(b)	1,750	1,750
North Carolina Grant Anticipation Rev. Series 2017:
5% 3/1/21	4,890	5,281
5% 3/1/22	3,580	3,957
5% 3/1/23	3,580	4,034
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2015 E:
5% 1/1/22	4,890	5,376
5% 1/1/23	1,465	1,644

TOTAL NORTH CAROLINA		24,379

Ohio - 3.3%
Akron Bath Copley Hosp. District Rev. Series 2016, 5% 11/15/24	1,955	2,182
Allen County Hosp. Facilities Rev. Bonds Series 2017 B, 5%, tender 5/5/22 (a)	5,280	5,840
American Muni. Pwr., Inc. Rev. Bonds Series B, 5%, tender 8/15/20 (a)	38,935	40,779
Cincinnati City School District 5.25% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,475	3,529
Cleveland Arpt. Sys. Rev.:
Series 2016 A, 5% 1/1/26 (FSA Insured)	490	553
5% 1/1/20 (FSA Insured)	415	434
5% 1/1/22 (FSA Insured)	1,295	1,416
5% 1/1/24 (FSA Insured)	1,175	1,324
5% 1/1/25 (FSA Insured)	1,225	1,392
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/22	2,100	2,278
5% 6/15/23	1,815	1,990
Franklin County Hosp. Facilities Rev. Series 2016 C, 5% 11/1/23	2,800	3,195
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/19	1,870	1,954
5% 12/1/20	2,155	2,301
5% 12/1/21	2,000	2,177
Ohio Gen. Oblig. Series 2012 C, 5% 9/15/21	4,255	4,663
Ohio Hosp. Facilities Rev. Series 2017 A:
4% 1/1/20	2,365	2,444
5% 1/1/21	2,640	2,842
5% 1/1/22	1,665	1,835
5% 1/1/23	1,955	2,197
5% 1/1/24	1,690	1,932
5% 1/1/25	2,035	2,357
Scioto County Hosp. Facilities Rev. Series 2016:
5% 2/15/21	635	681
5% 2/15/22	1,075	1,176
5% 2/15/23	2,075	2,308
5% 2/15/24	1,605	1,810
5% 2/15/25	1,675	1,907
5% 2/15/26	1,225	1,407

TOTAL OHIO		98,903

Oklahoma - 0.4%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/24	500	556
5% 8/15/25	500	559
5% 8/15/26	800	899
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/23 (Pre-Refunded to 2/15/22 @ 100)	2,545	2,811
Series 2004 A, 2.375% 12/1/21 (a)	1,320	1,321
Series 2012, 5% 2/15/21 (Escrowed to Maturity)	1,565	1,691
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,100	5,134

TOTAL OKLAHOMA		12,971

Oregon - 0.0%
Clackamas County Hosp. Facility Auth. (Willamette View Proj.) Series 2017 B, 3% 11/15/22	390	392
Pennsylvania - 1.5%
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	2,445	2,391
Series B, 1.8%, tender 8/15/22 (a)	3,245	3,187
Montgomery County Higher Ed. & Health Auth. Rev. Series 2014 A:
4% 10/1/18	980	985
4% 10/1/19	645	659
5% 10/1/20	1,230	1,299
5% 10/1/23	190	210
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/19	2,260	2,310
5% 3/1/20	2,095	2,203
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2017 A, 1.7%, tender 8/3/20 (a)(b)	3,220	3,166
Pennsylvania Gen. Oblig. Series 2011, 5% 7/1/21	1,860	2,010
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2014:
5% 12/1/19	335	351
5% 12/1/21	270	298
5% 12/1/22	835	938
Pennsylvania Indl. Dev. Auth. Rev. Series 2012, 5% 7/1/21	1,140	1,239
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2016 A, 5% 12/1/21 (FSA Insured)	4,890	5,319
Philadelphia Arpt. Rev.:
Series 2017 A, 5% 7/1/24	490	560
Series 2017 B, 5% 7/1/24 (b)	2,445	2,779
Philadelphia Gas Works Rev. Series 15, 5% 8/1/21	1,225	1,327
Philadelphia Gen. Oblig. Series 2011, 5.25% 8/1/18	5,395	5,411
Philadelphia Muni. Auth. Rev. Series 2013 A, 5% 11/15/18	3,355	3,397
Philadelphia School District Series 2018 A:
5% 9/1/24	1,000	1,123
5% 9/1/25	700	792
5% 9/1/26	750	856
Reading School District Series 2017:
5% 3/1/25 (FSA Insured)	320	364
5% 3/1/26 (FSA Insured)	260	298
5% 3/1/27 (FSA Insured)	250	289
5% 3/1/28 (FSA Insured)	245	283
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	195	201
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,165	1,201

TOTAL PENNSYLVANIA		45,446

Rhode Island - 1.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2013 A, 5% 5/15/19	1,465	1,508
Series 2016:
5% 5/15/20	645	678
5% 5/15/21	1,475	1,583
5% 5/15/22	1,955	2,138
5% 5/15/23	1,180	1,310
5% 5/15/24	2,300	2,584
5% 5/15/25	5,385	6,099
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev.:
(Providence Proj.) Series 2015 A, 3% 5/15/19 (FSA Insured)	6,275	6,352
Series 2015, 5% 5/15/25 (FSA Insured)	5,910	6,757
Tobacco Setlement Fing. Corp. Series 2015 A:
5% 6/1/26	3,425	3,870
5% 6/1/27	980	1,101

TOTAL RHODE ISLAND		33,980

South Carolina - 1.2%
Lancaster County School District ( South Carolina Gen. Oblig. Proj.) Series 2017, 5% 3/1/22	2,020	2,238
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 5% 11/1/19	1,165	1,213
Richland County School District #2 Gen. Oblig. (South Carolina Gen. Oblig. Proj.) Series 2015 A, 5% 2/1/23	2,565	2,895
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/23	4,345	4,896
5% 12/1/26	1,075	1,216
South Carolina Pub. Svc. Auth. Rev.:
Series 2012 B, 5% 12/1/20	980	1,043
Series 2014 C:
5% 12/1/22	1,075	1,183
5% 12/1/23	4,890	5,453
Series 2015 C, 5% 12/1/18 (Escrowed to Maturity)	14,670	14,881

TOTAL SOUTH CAROLINA		35,018

South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
Series 2011:
5% 9/1/18 (Escrowed to Maturity)	1,175	1,182
5% 9/1/19 (Escrowed to Maturity)	1,230	1,276
Series 2014 B:
4% 11/1/19	390	402
4% 11/1/20	610	639
4% 11/1/21	490	521
5% 11/1/22	365	408

TOTAL SOUTH DAKOTA		4,428

Tennessee - 0.1%
Knox County Health Edl. & Hsg. Facilities Board Rev. Series 2016:
5% 9/1/25	1,635	1,847
5% 9/1/26	1,795	2,043

TOTAL TENNESSEE		3,890

Texas - 8.5%
Aledo Independent School District Series 2015, 0% 2/15/24	1,195	1,043
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	980	1,003
Central Reg'l. Mobility Auth. Series 2016:
5% 1/1/21	490	522
5% 1/1/22	1,465	1,591
5% 1/1/23	2,395	2,646
5% 1/1/24	3,295	3,690
5% 1/1/26	2,800	3,200
Cypress-Fairbanks Independent School District Bonds:
Series 2014 B2, 1.4%, tender 8/17/20 (a)	3,220	3,181
Series 2014 B3, 1.4%, tender 8/17/20 (a)	3,485	3,443
Series 2017 A1, 2%, tender 8/15/18(a)	10,565	10,570
Dallas County Gen. Oblig. Series 2016 5% 8/15/22	3,445	3,854
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2013 F:
5% 11/1/19	1,955	2,041
5% 11/1/20	1,465	1,570
5% 11/1/21	2,935	3,214
5% 11/1/22	4,890	5,467
Series 2014 D, 5% 11/1/23 (b)	1,905	2,141
Dallas Independent School District Bonds:
Series 2016 B3, 5%, tender 2/15/19 (a)	5,870	5,986
Series 2016 B4, 5%, tender 2/15/20 (a)	6,845	7,186
Series 2016 B5, 5%, tender 2/15/21 (a)	7,825	8,422
Series 2016:
5%, tender 2/15/22 (a)	150	166
5%, tender 2/15/22 (a)	9,630	10,587
Dallas Wtrwks. & Swr. Sys. Rev. Series 2011, 5% 10/1/18	1,565	1,579
Denton Independent School District Series 2016, 0% 8/15/25	1,610	1,326
El Paso Gen. Oblig. Series 2014, 5% 8/15/18	2,635	2,646
Fort Bend Independent School District Bonds:
Series C, 1.35%, tender 8/1/20 (a)	1,775	1,751
Series D, 1.5%, tender 8/1/21 (a)	3,200	3,137
Fort Worth Gen. Oblig. Series 2015 A, 5% 3/1/23	1,670	1,882
Fort Worth Independent School District Series 2015, 5% 2/15/22	1,580	1,745
Houston Arpt. Sys. Rev.:
Series 2012 A, 5% 7/1/23 (b)	1,955	2,145
Series 2018 A:
5% 7/1/23 (b)	750	840
5% 7/1/25 (b)	1,550	1,763
Houston Gen. Oblig. Series 2013 A, 5% 3/1/22	5,520	6,098
Houston Independent School District Bonds:
Series 2012, 2.4%, tender 6/1/21 (a)	12,235	12,321
Series 2013 B, 2.4%, tender 6/1/21 (a)	5,880	5,926
Humble Independent School District Series 2016 B, 5% 2/15/22	3,970	4,389
Leander Independent School District Series 2013 A, 0% 8/15/21	1,870	1,752
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/18	2,965	2,965
Mansfield Independent School District Series 2016, 5% 2/15/24	4,185	4,791
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 1.85%, tender 8/1/18 (a)(b)	6,000	6,001
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/26	2,425	2,756
North East Texas Independent School District Bonds Series 2013 B, 1.42%, tender 8/1/21 (a)	2,785	2,737
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	1,545	1,666
North Texas Tollway Auth. Rev. Bonds Series 2012 C, 1.95%, tender 1/1/19 (a)	8,315	8,313
Northside Independent School District Bonds:
Series 2011 A, 2%, tender 6/1/19 (a)	5,795	5,808
2%, tender 6/1/21 (a)	11,865	11,822
Plano Independent School District Series 2016 A, 5% 2/15/22	7,270	8,041
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/20	980	1,040
San Antonio Elec. & Gas Sys. Rev. Bonds Series 2015 B, 2%, tender 12/1/21 (a)	3,965	3,951
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/20	980	1,045
5% 9/15/21	980	1,068
5% 9/15/22	3,365	3,738
San Antonio Wtr. Sys. Rev.:
Bonds Series 2013 F, 2%, tender 11/1/21 (a)	7,420	7,363
Series 2012, 4% 5/15/19	1,465	1,497
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2016 A:
5% 10/1/20	3,405	3,643
5% 10/1/21	2,935	3,207
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/21	735	801
5% 8/15/23	980	1,108
Series 2013:
4% 9/1/18	390	392
5% 9/1/19	640	664
5% 9/1/20	895	951
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	2,335	2,372
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Mrc Crestview Proj.) Series 2010, 8.125% 11/15/44 (Pre-Refunded to 11/15/20 @ 100)	2,875	3,286
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A, 5% 2/15/26	1,465	1,705
Series 2017 A, 5% 2/15/24	1,955	2,229
5.75% 7/1/18	925	925
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2015 A, 5%, tender 4/1/20 (a)	17,160	18,020
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2016, 5% 8/1/23	1,550	1,760
Univ. of Texas Board of Regents Sys. Rev.:
Series 2010 B, 5% 8/15/21	1,760	1,928
Series 2010, 5% 8/15/22	2,670	2,991
Series 2016 E, 5% 8/15/22	1,495	1,675

TOTAL TEXAS		253,082

Utah - 0.5%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 2018 A, 5% 7/1/21	12,655	13,765
Virginia - 1.4%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A:
4% 7/15/20	590	607
5% 7/15/21	390	416
Commonwealth Trans. Board Grant Anticipation Rev. Series 2012 A, 5% 9/15/22 (Pre-Refunded to 3/15/22 @ 100)	2,150	2,386
Fairfax County Gen. Oblig. 5% 10/1/21	2,935	3,231
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/24	2,290	2,586
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 B, 2.15%, tender 9/1/20 (a)	2,605	2,604
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
5% 6/15/24	1,185	1,330
5% 6/15/25	980	1,108
5% 6/15/26	1,680	1,908
Virginia Pub. Bldg. Auth. Pub. Facilities Rev.:
Series 2013 A, 5% 8/1/22	3,695	4,132
Series 2016 A, 5% 8/1/22	5,230	5,848
Virginia Pub. School Auth. School Fing. Series 2015 A, 5% 8/1/22	11,525	12,892
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (a)	2,445	2,445

TOTAL VIRGINIA		41,493

Washington - 1.2%
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/20	1,345	1,410
5% 1/1/21	1,825	1,962
Port of Seattle Rev. Series 2016 B:
5% 10/1/20 (b)	2,870	3,065
5% 10/1/21 (b)	2,720	2,963
5% 10/1/22 (b)	2,445	2,713
5% 10/1/23 (b)	2,965	3,346
Tacoma Elec. Sys. Rev.:
Series 2013 A:
4% 1/1/21	195	205
4% 1/1/21 (Escrowed to Maturity)	1,760	1,851
5% 1/1/21	1,730	1,860
Series 2017:
5% 1/1/22	785	865
5% 1/1/25	660	765
5% 1/1/26	390	457
Washington Health Care Facilities Auth. Rev.:
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	980	1,109
5% 8/15/26	1,955	2,226
5% 8/15/27	2,125	2,436
Series 2012, 5% 12/1/42 (Pre-Refunded to 12/1/21 @ 100)	8,390	9,225

TOTAL WASHINGTON		36,458

West Virginia - 0.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds:
(Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1.7%, tender 9/1/20 (a)(b)	6,610	6,521
1.9%, tender 4/1/19 (a)	6,150	6,141

TOTAL WEST VIRGINIA		12,662

Wisconsin - 0.4%
Madison Gen. Oblig. Series 2014 A, 5% 10/1/21	3,145	3,458
Milwaukee County Arpt. Rev. Series 2013 A:
5% 12/1/20 (b)	1,300	1,391
5% 12/1/22 (b)	1,440	1,595
5.25% 12/1/23 (b)	1,505	1,708
Pub. Fin. Auth. Sr Liv Rev.:
( Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A, 5% 5/15/19 (c)	340	348
(Mary's Woods At Marylhurst, Inc. Proj.):
Series 2017 A, 5% 5/15/23 (c)	365	398
Series 2017 B-1 3.95% 11/15/24 (c)	210	213
Series 2017 B-2, 3.5% 11/15/23 (c)	275	277
Series 2017 B-3, 3% 11/15/22 (c)	370	371
Wisconsin Health & Edl. Facilities Series 2014:
4% 5/1/19	280	284
5% 5/1/20	400	418
5% 5/1/21	625	666
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2012, 5% 10/1/21	1,370	1,494

TOTAL WISCONSIN		12,621

TOTAL MUNICIPAL BONDS
(Cost $2,737,461)		2,729,639

Municipal Notes - 7.0%
Connecticut - 0.5%
Reg'l. School District # 14 Woodbuty & Bethleham BAN Series 2017, 2.25% 7/25/18	13,890	$13,894
Illinois - 0.5%
Chicago Board of Ed. Participating VRDN Series Floaters XG 01 08, 1.69% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(f)	13,990	13,990
Massachusetts - 0.1%
Webster Gen. Oblig. BAN Series 2017 B, 2.25% 10/12/18	2,250	2,253
New Jersey - 1.3%
Carteret Gen. Oblig. BAN Series 2017, 2.5% 10/25/18	2,800	2,807
Holmdel Township Gen. Oblig. BAN Series 2017, 2.5% 10/26/18	2,100	2,106
Howell Township Gen. Oblig. BAN Series 2017 A, 3% 10/17/18	6,945	6,973
Jersey City Gen. Oblig. BAN Series 2018 A, 2.5% 1/18/19	9,129	9,178
Maple Shade Township BAN Series 2017, 2.25% 9/7/18	2,200	2,201
Millstone Township Gen. Oblig. BAN Series 2017, 2.25% 9/12/18	2,300	2,303
Plainfield Gen. Oblig. BAN Series 2017, 2% 8/28/18	2,054	2,055
Roselle County of Union BAN Series 2017, 2.25% 9/14/18	2,500	2,502
South Brunswick Township BAN Series 2017, 2.25% 10/2/18	2,479	2,483
Vineland Gen. Oblig. BAN Series 2017, 2.5% 11/15/18	7,923	7,946

TOTAL NEW JERSEY		40,554

New York - 4.2%
Binghamton Gen. Oblig. BAN Series 2017, 2.5% 11/16/18	16,130	16,175
Canastota Central School District BAN Series 2017, 2.5% 7/20/18	3,130	3,131
East Aurora Union Free School District BAN Series A, 2.25% 8/1/18	2,055	2,056
Gloversville School District BAN Series 2017, 2.25% 10/19/18	3,620	3,626
Ithaca Gen. Oblig. BAN Series 2018 A, 2.75% 2/15/19	8,400	8,456
Lansingburgh Central School District BAN Series 2017, 2.5% 7/20/18	3,425	3,427
North Tonawanda City School District BAN Series 2017, 2.2% 8/24/18	5,072	5,077
Queensbury Union Free School District BAN Series 2017, 2.5% 7/13/18	5,480	5,482
Rome City School District BAN Series 2017, 2.25% 8/3/18	7,140	7,143
Schoharie County BAN Series 2017, 2.5% 11/8/18	5,870	5,888
South Glens Falls Central School District BAN Series 2017 A, 2.25% 7/27/18	6,465	6,468
Suffolk County Gen. Oblig. TAN:
Series 2017 I, 2.25% 9/27/18	29,735	29,782
Series 2017, 2.5% 7/25/18	15,260	15,269
Syracuse Gen. Oblig. RAN Series B, 2.25% 7/10/18	12,030	12,031

TOTAL NEW YORK		124,011

Ohio - 0.2%
Avon Lake BAN Series 2017, 2.5% 7/11/18	4,800	4,801
South Carolina - 0.2%
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series Floaters XM 02 91, 1.66% 7/6/18 (Liquidity Facility Royal Bank of Canada) (a)(f)	7,355	7,355
TOTAL MUNICIPAL NOTES
(Cost $206,998)		206,858
TOTAL INVESTMENT IN SECURITIES - 98.6%
(Cost $2,944,459)		2,936,497
NET OTHER ASSETS (LIABILITIES) - 1.4%		42,869
NET ASSETS - 100%		$2,979,366

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

RAN – REVENUE ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,196,000 or 0.3% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$24
Total	$24

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	41.7%
Transportation	18.5%
Health Care	10.5%
Electric Utilities	7.7%
Escrowed/Pre-Refunded	5.1%
Others* (Individually Less Than 5%)	16.5%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,944,459)		$2,936,497
Cash		36,015
Receivable for fund shares sold		1,178
Interest receivable		34,282
Other receivables		9
Total assets		3,007,981
Liabilities
Payable for investments purchased on a delayed delivery basis	$20,232
Payable for fund shares redeemed	6,233
Distributions payable	863
Accrued management fee	890
Distribution and service plan fees payable	71
Other affiliated payables	286
Other payables and accrued expenses	40
Total liabilities		28,615
Net Assets		$2,979,366
Net Assets consist of:
Paid in capital		$2,988,383
Undistributed net investment income		25
Accumulated undistributed net realized gain (loss) on investments		(1,080)
Net unrealized appreciation (depreciation) on investments		(7,962)
Net Assets		$2,979,366
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($181,917 ÷ 17,372 shares)		$10.47
Maximum offering price per share (100/97.25 of $10.47)		$10.77
Class M:
Net Asset Value and redemption price per share ($15,779 ÷ 1,510 shares)		$10.45
Maximum offering price per share (100/97.25 of $10.45)		$10.75
Class C:
Net Asset Value and offering price per share ($34,775 ÷ 3,327 shares)(a)		$10.45
Limited Term Municipal Income:
Net Asset Value, offering price and redemption price per share ($2,439,806 ÷ 233,398 shares)		$10.45
Class I:
Net Asset Value, offering price and redemption price per share ($307,089 ÷ 29,362 shares)		$10.46

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended June 30, 2018 (Unaudited)
Investment Income
Interest		$31,809
Income from Fidelity Central Funds		24
Total income		31,833
Expenses
Management fee	$5,598
Transfer agent fees	1,511
Distribution and service plan fees	461
Accounting fees and expenses	271
Custodian fees and expenses	12
Independent trustees' fees and expenses	7
Registration fees	106
Audit	31
Legal	3
Miscellaneous	13
Total expenses before reductions	8,013
Expense reductions	(22)
Total expenses after reductions		7,991
Net investment income (loss)		23,842
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Redemptions in-kind with affiliated entities		220
Unaffiliated issuers		(1,113)
Total net realized gain (loss)		(893)
Change in net unrealized appreciation (depreciation) on investment securities		(16,273)
Net gain (loss)		(17,166)
Net increase (decrease) in net assets resulting from operations		$6,676

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,842	$49,838
Net realized gain (loss)	(893)	3,266
Change in net unrealized appreciation (depreciation)	(16,273)	24,605
Net increase (decrease) in net assets resulting from operations	6,676	77,709
Distributions to shareholders from net investment income	(23,829)	(49,775)
Distributions to shareholders from net realized gain	(619)	(2,284)
Total distributions	(24,448)	(52,059)
Share transactions - net increase (decrease)	(360,248)	(133,264)
Total increase (decrease) in net assets	(378,020)	(107,614)
Net Assets
Beginning of period	3,357,386	3,465,000
End of period	$2,979,366	$3,357,386
Other Information
Undistributed net investment income end of period	$25	$12

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Limited Term Municipal Income Fund Class A

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.53	$10.45	$10.64	$10.71	$10.68	$10.86
Income from Investment Operations
Net investment income (loss)A	.064	.122	.118	.129	.153	.158
Net realized and unrealized gain (loss)	(.058)	.086	(.188)	(.048)	.046	(.170)
Total from investment operations	.006	.208	(.070)	.081	.199	(.012)
Distributions from net investment income	(.064)	(.121)	(.118)	(.130)	(.153)	(.158)
Distributions from net realized gain	(.002)	(.007)	(.002)	(.021)	(.016)	(.010)
Total distributions	(.066)	(.128)	(.120)	(.151)	(.169)	(.168)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$10.47	$10.53	$10.45	$10.64	$10.71	$10.68
Total ReturnC,D,E	.06%	2.00%	(.68)%	.76%	1.87%	(.11)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.81%H	.81%	.80%	.81%	.79%	.78%
Expenses net of fee waivers, if any	.81%H	.81%	.80%	.81%	.79%	.78%
Expenses net of all reductions	.81%H	.81%	.80%	.81%	.79%	.78%
Net investment income (loss)	1.23%H	1.15%	1.10%	1.21%	1.42%	1.47%
Supplemental Data
Net assets, end of period (in millions)	$182	$234	$317	$377	$397	$318
Portfolio turnover rateI	25%H,J	33%	31%	30%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Limited Term Municipal Income Fund Class M

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.51	$10.43	$10.62	$10.69	$10.66	$10.85
Income from Investment Operations
Net investment income (loss)A	.066	.126	.121	.134	.157	.162
Net realized and unrealized gain (loss)	(.058)	.087	(.188)	(.049)	.046	(.180)
Total from investment operations	.008	.213	(.067)	.085	.203	(.018)
Distributions from net investment income	(.066)	(.126)	(.121)	(.134)	(.157)	(.162)
Distributions from net realized gain	(.002)	(.007)	(.002)	(.021)	(.016)	(.010)
Total distributions	(.068)	(.133)	(.123)	(.155)	(.173)	(.172)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$10.45	$10.51	$10.43	$10.62	$10.69	$10.66
Total ReturnC,D,E	.08%	2.04%	(.65)%	.80%	1.91%	(.17)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.77%H	.77%	.77%	.77%	.76%	.75%
Expenses net of fee waivers, if any	.77%H	.76%	.77%	.77%	.76%	.75%
Expenses net of all reductions	.77%H	.76%	.77%	.77%	.75%	.75%
Net investment income (loss)	1.27%H	1.19%	1.14%	1.25%	1.46%	1.50%
Supplemental Data
Net assets, end of period (in millions)	$16	$17	$20	$22	$25	$24
Portfolio turnover rateI	25%H,J	33%	31%	30%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Limited Term Municipal Income Fund Class C

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.51	$10.43	$10.62	$10.69	$10.66	$10.84
Income from Investment Operations
Net investment income (loss)A	.025	.043	.038	.050	.072	.077
Net realized and unrealized gain (loss)	(.058)	.087	(.188)	(.049)	.046	(.169)
Total from investment operations	(.033)	.130	(.150)	.001	.118	(.092)
Distributions from net investment income	(.025)	(.043)	(.038)	(.050)	(.072)	(.078)
Distributions from net realized gain	(.002)	(.007)	(.002)	(.021)	(.016)	(.010)
Total distributions	(.027)	(.050)	(.040)	(.071)	(.088)	(.088)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$10.45	$10.51	$10.43	$10.62	$10.69	$10.66
Total ReturnC,D,E	(.32)%	1.24%	(1.42)%	.01%	1.11%	(.86)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.56%H	1.55%	1.55%	1.55%	1.54%	1.54%
Expenses net of fee waivers, if any	1.56%H	1.55%	1.55%	1.55%	1.54%	1.54%
Expenses net of all reductions	1.56%H	1.55%	1.55%	1.55%	1.54%	1.53%
Net investment income (loss)	.48%H	.41%	.35%	.47%	.67%	.72%
Supplemental Data
Net assets, end of period (in millions)	$35	$40	$53	$63	$65	$71
Portfolio turnover rateI	25%H,J	33%	31%	30%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Limited Term Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.51	$10.43	$10.63	$10.69	$10.66	$10.85
Income from Investment Operations
Net investment income (loss)A	.082	.157	.152	.164	.186	.191
Net realized and unrealized gain (loss)	(.059)	.087	(.198)	(.039)	.046	(.180)
Total from investment operations	.023	.244	(.046)	.125	.232	.011
Distributions from net investment income	(.081)	(.157)	(.152)	(.164)	(.186)	(.191)
Distributions from net realized gain	(.002)	(.007)	(.002)	(.021)	(.016)	(.010)
Total distributions	(.083)	(.164)	(.154)	(.185)	(.202)	(.201)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$10.45	$10.51	$10.43	$10.63	$10.69	$10.66
Total ReturnC,D	.23%	2.35%	(.45)%	1.18%	2.19%	.10%
Ratios to Average Net AssetsE,F
Expenses before reductions	.47%G	.47%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.47%G	.47%	.48%	.48%	.48%	.48%
Expenses net of all reductions	.47%G	.47%	.48%	.48%	.48%	.48%
Net investment income (loss)	1.57%G	1.49%	1.43%	1.54%	1.73%	1.78%
Supplemental Data
Net assets, end of period (in millions)	$2,440	$2,740	$2,779	$3,058	$3,225	$3,168
Portfolio turnover rateH	25%G,I	33%	31%	30%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Limited Term Municipal Income Fund Class I

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.51	$10.44	$10.63	$10.70	$10.67	$10.85
Income from Investment Operations
Net investment income (loss)A	.077	.149	.145	.156	.179	.184
Net realized and unrealized gain (loss)	(.048)	.077	(.188)	(.048)	.046	(.169)
Total from investment operations	.029	.226	(.043)	.108	.225	.015
Distributions from net investment income	(.077)	(.149)	(.145)	(.157)	(.179)	(.185)
Distributions from net realized gain	(.002)	(.007)	(.002)	(.021)	(.016)	(.010)
Total distributions	(.079)	(.156)	(.147)	(.178)	(.195)	(.195)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$10.46	$10.51	$10.44	$10.63	$10.70	$10.67
Total ReturnC,D	.28%	2.17%	(.42)%	1.02%	2.12%	.14%
Ratios to Average Net AssetsE,F
Expenses before reductions	.55%G	.54%	.55%	.55%	.55%	.54%
Expenses net of fee waivers, if any	.55%G	.54%	.55%	.55%	.55%	.54%
Expenses net of all reductions	.55%G	.54%	.54%	.55%	.54%	.54%
Net investment income (loss)	1.49%G	1.42%	1.36%	1.47%	1.67%	1.71%
Supplemental Data
Net assets, end of period (in millions)	$307	$327	$297	$276	$263	$207
Portfolio turnover rateH	25%G,I	33%	31%	30%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Limited Term Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Limited Term Municipal Income and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, market discount, deferred trustees compensation, and losses deferred due to wash sales and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$14,417
Gross unrealized depreciation	(22,236)
Net unrealized appreciation (depreciation)	$(7,819)
Tax cost	$2,944,316

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $352,453 and $387,533, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$255	$24
Class M	-%	.25%	21	–(a)
Class C	.75%	.25%	185	11
			$461	$ 35

 (a) In the amount of less than five-hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class M	8
Class C(a)	2
$10

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$178.18
Class M	11.13
Class C	31.17
Limited Term Municipal Income	1,029.08
Class I	262.16
	$1,511

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .02%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Redemptions In-Kind. During the period, 6,984 shares of the Fund held by an affiliated entity were redeemed in-kind for investments and cash, including accrued interest, with a value of $73,334. The net realized gain of $220 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $12.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $10.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2018	Year ended December 31, 2017
From net investment income
Class A	$1,241	$3,137
Class M	104	217
Class C	88	188
Limited Term Municipal Income	19,991	41,725
Class I	2,405	4,508
Total	$23,829	$49,775
From net realized gain
Class A	$42	$164
Class M	3	12
Class C	7	28
Limited Term Municipal Income	503	1,861
Class I	64	219
Total	$619	$2,284

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2018	Year ended December 31, 2017	Six months ended June 30, 2018	Year ended December 31, 2017
Class A
Shares sold	1,767	6,469	$18,510	$68,276
Reinvestment of distributions	116	291	1,214	3,075
Shares redeemed	(6,737)	(14,837)	(70,537)	(156,574)
Net increase (decrease)	(4,854)	(8,077)	$(50,813)	$(85,223)
Class M
Shares sold	390	265	$4,087	$2,798
Reinvestment of distributions	10	21	102	219
Shares redeemed	(512)	(553)	(5,359)	(5,829)
Net increase (decrease)	(112)	(267)	$(1,170)	$(2,812)
Class C
Shares sold	162	368	$1,693	$3,894
Reinvestment of distributions	8	18	83	187
Shares redeemed	(650)	(1,645)	(6,798)	(17,354)
Net increase (decrease)	(480)	(1,259)	$(5,022)	$(13,273)
Limited Term Municipal Income
Shares sold	32,443	69,026	$339,557	$727,315
Reinvestment of distributions	1,472	3,031	15,373	31,978
Shares redeemed	(61,212)(a)	(77,778)	(640,315)(a)	(819,524)
Net increase (decrease)	(27,297)	(5,721)	$(285,385)	$(60,231)
Class I
Shares sold	5,688	15,546	$59,521	$164,081
Reinvestment of distributions	205	383	2,145	4,047
Shares redeemed	(7,614)	(13,255)	(79,524)	(139,853)
Net increase (decrease)	(1,721)	2,674	$(17,858)	$28,275

 (a) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
Class A	.81%
Actual		$1,000.00	$1,000.60	$4.02
Hypothetical-C		$1,000.00	$1,020.78	$4.06
Class M	.77%
Actual		$1,000.00	$1,000.80	$3.82
Hypothetical-C		$1,000.00	$1,020.98	$3.86
Class C	1.56%
Actual		$1,000.00	$996.80	$7.72
Hypothetical-C		$1,000.00	$1,017.06	$7.80
Limited Term Municipal Income	.47%
Actual		$1,000.00	$1,002.30	$2.33
Hypothetical-C		$1,000.00	$1,022.46	$2.36
Class I	.55%
Actual		$1,000.00	$1,002.80	$2.73
Hypothetical-C		$1,000.00	$1,022.07	$2.76

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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Fidelity® Michigan Municipal Income Fund Fidelity® Michigan Municipal Money Market Fund Semi-Annual Report June 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Fidelity® Michigan Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of June 30, 2018

% of fund's net assets
General Obligations	35.0
Health Care	26.2
Transportation	10.7
Education	9.2
Water & Sewer	6.3

Quality Diversification (% of fund's net assets)

As of June 30, 2018
AAA	3.4%
AA,A	88.1%
BBB	2.6%
Not Rated	2.0%
Short-Term Investments and Net Other Assets	3.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Michigan Municipal Income Fund

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.0%
	Principal Amount	Value
Guam - 0.9%
Guam Int'l. Arpt. Auth. Rev.:
Series 2013 C, 6.25% 10/1/34 (a)	$1,000,000	$1,113,940
Series C, 5% 10/1/21 (a)	2,920,000	3,047,575
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,175,000	1,294,603

TOTAL GUAM		5,456,118

Michigan - 96.1%
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity)	386,000	399,807
Battle Creek School District Series 2016:
5% 5/1/35	2,240,000	2,523,763
5% 5/1/36	1,500,000	1,685,580
5% 5/1/37	1,175,000	1,319,513
Bay City School District Rev.:
5% 11/1/25	1,000,000	1,137,090
5% 11/1/26	1,000,000	1,133,020
5% 11/1/27	700,000	793,114
5% 11/1/28	250,000	282,678
Brandon School District Series 2016 A:
5% 5/1/28	2,515,000	2,883,523
5% 5/1/29	1,250,000	1,428,125
5% 5/1/30	1,250,000	1,424,788
5% 5/1/34	2,475,000	2,784,969
Charter Township of Commerce Gen. Oblig. Series 2009 B, 5.125% 12/1/38 (Pre-Refunded to 12/1/18 @ 100)	970,000	984,463
Chippewa Valley Schools:
Series 2016 A:
5% 5/1/32	1,000,000	1,136,280
5% 5/1/33	1,000,000	1,132,760
5% 5/1/34	1,075,000	1,213,181
5% 5/1/35	775,000	871,914
Series 2016, 5% 5/1/25	1,420,000	1,649,245
Clarkston Cmnty. Schools:
Series 2016, 5% 5/1/29	1,500,000	1,698,750
5% 5/1/28	1,745,000	1,984,344
Detroit City School District Series 2005 A, 5.25% 5/1/30 (FSA Insured)	5,000,000	5,932,000
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/24	5,000,000	5,499,500
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Pre-Refunded to 7/1/18 @ 100)	1,400,000	1,400,000
Series 2006, 5% 7/1/36	10,000	10,023
Detroit Wtr. Supply Sys. Rev. Series 2006 B, 7% 7/1/36 (Pre-Refunded to 7/1/19 @ 100)	2,700,000	2,842,452
Detroit/Wayne Co. Stadium Auth. Series 2012:
5% 10/1/21 (FSA Insured)	2,000,000	2,137,400
5% 10/1/22 (FSA Insured)	2,645,000	2,872,920
5% 10/1/26 (FSA Insured)	4,850,000	5,205,651
Farmington Pub. School District Gen. Oblig.:
5% 5/1/25 (FSA Insured)	2,140,000	2,452,140
5% 5/1/26 (FSA Insured)	1,385,000	1,586,088
5% 5/1/27 (FSA Insured)	1,425,000	1,626,153
Ferris State Univ. Rev. Series 2016, 5% 10/1/41	2,000,000	2,249,720
Forest Hills Pub. Schools:
5% 5/1/19	1,375,000	1,414,421
5% 5/1/20	1,575,000	1,667,815
5% 5/1/21	1,575,000	1,707,410
Fraser Pub. School District Series 2006 B, 5% 5/1/29	1,455,000	1,647,788
Grand Rapids Pub. Schools 5% 5/1/29 (FSA Insured)	480,000	556,776
Grand Rapids San. Swr. Sys. Rev.:
Series 2018:
5% 1/1/31	475,000	559,859
5% 1/1/32	235,000	275,916
5% 1/1/33	250,000	292,395
5% 1/1/34	550,000	640,299
5% 1/1/35	400,000	464,596
5% 1/1/38	655,000	757,848
5% 1/1/43	2,100,000	2,416,680
5% 1/1/48	1,000,000	1,147,260
Series 2012, 5% 1/1/37	1,250,000	1,387,688
Series 2014:
5% 1/1/27	1,300,000	1,489,592
5% 1/1/29	800,000	913,552
5% 1/1/30	2,000,000	2,278,320
Series 2016, 5% 1/1/37	1,250,000	1,415,775
Grand Rapids Wtr. Supply Sys. Series 2016:
5% 1/1/31	250,000	287,133
5% 1/1/32	320,000	365,206
5% 1/1/33	550,000	628,095
5% 1/1/34	500,000	568,830
5% 1/1/35	920,000	1,044,660
5% 1/1/36	385,000	436,336
5% 1/1/41	2,190,000	2,461,691
5% 1/1/46	800,000	892,456
Grand Traverse County Hosp. Fin. Auth.:
Series 2011 A, 5.375% 7/1/35	2,000,000	2,192,800
Series 2014 A, 5% 7/1/47	1,400,000	1,507,954
Grand Valley Michigan State Univ. Rev. Series 2014 B:
5% 12/1/25	500,000	568,220
5% 12/1/26	1,900,000	2,171,263
5% 12/1/28	1,800,000	2,043,306
Great Lakes Wtr. Auth. Sew Disp. Sys.:
Series 2016 B, 5% 7/1/30	2,000,000	2,285,500
Series 2016 C, 5% 7/1/31	7,000,000	7,861,560
Hudsonville Pub. Schools:
Series 2017:
5% 5/1/29	625,000	726,550
5% 5/1/30	1,000,000	1,158,260
5% 5/1/31	430,000	496,968
5% 5/1/32	1,200,000	1,380,852
5% 5/1/34	1,000,000	1,141,560
5% 5/1/35	1,000,000	1,139,080
4% 5/1/24	1,220,000	1,314,221
4% 5/1/25	500,000	533,660
5% 5/1/20	1,000,000	1,056,520
5% 5/1/22	600,000	664,128
5.25% 5/1/41 (Pre-Refunded to 5/1/21 @ 100)	1,750,000	1,914,675
Ingham, Eaton and Clinton Counties Lansing School District 5% 5/1/22	1,730,000	1,914,902
Jackson County Hosp. Fin. Auth. Hosp. Rev. (Allegiance Health Proj.) Series 2010 A, 5% 6/1/37 (Pre-Refunded to 6/1/20 @ 100)	2,250,000	2,387,700
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/28	780,000	879,824
5% 5/15/29	2,500,000	2,808,825
5% 5/15/30	7,380,000	8,264,419
Kent County Gen. Oblig. Series 2015:
5% 1/1/28	4,655,000	5,369,729
5% 1/1/29	4,390,000	5,049,817
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5.5% 11/15/25	5,000,000	5,513,650
Kentwood Pub. Schools Series 2012:
4% 5/1/21	1,000,000	1,052,440
4% 5/1/22	1,000,000	1,066,470
L'Anse Creuse Pub. Schools Series 2012, 5% 5/1/23	1,500,000	1,620,060
Lake Orion Cmnty. School District:
5% 5/1/23	1,915,000	2,157,382
5% 5/1/25	3,275,000	3,776,992
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	5,000,000	5,477,150
Lansing Cmnty. College:
Series 2012:
5% 5/1/25	350,000	387,272
5% 5/1/25 (Pre-Refunded to 5/1/22 @ 100)	1,190,000	1,321,816
5% 5/1/23	1,135,000	1,259,839
Lenawee Co. Hosp. Fin. Auth. Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 B, 6% 11/15/35 (Pre-Refunded to 11/15/21 @ 100)	3,030,000	3,420,506
Lincoln Consolidated School District Series 2016 A:
5% 5/1/28	2,025,000	2,345,375
5% 5/1/29	1,430,000	1,647,546
5% 5/1/31	500,000	572,660
5% 5/1/32	1,000,000	1,141,570
Macomb Interceptor Drain Drainage District Series 2017 A:
5% 5/1/28	1,200,000	1,424,784
5% 5/1/29	1,000,000	1,180,410
5% 5/1/30	2,000,000	2,353,940
5% 5/1/31	1,000,000	1,174,400
5% 5/1/32	1,500,000	1,757,745
5% 5/1/33	2,100,000	2,451,897
5% 5/1/34	1,750,000	2,034,340
Marquette Board Lt. & Pwr. Elec. Util. Sys. Rev. Series 2016 A:
5% 7/1/29	780,000	885,409
5% 7/1/30	900,000	1,018,899
5% 7/1/31	780,000	881,283
5% 7/1/32	1,000,000	1,127,590
5% 7/1/33	705,000	792,300
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series 2015 1, 5% 10/15/50	7,250,000	8,056,708
Series 2009 I, 5.25% 10/15/25 (Assured Guaranty Corp. Insured)	2,000,000	2,088,920
Series 2016:
6% 10/15/38	165,000	167,076
6% 10/15/38 (Pre-Refunded to 10/15/18 @ 100)	1,805,000	1,828,609
Series IA, 5.375% 10/15/41	3,000,000	3,299,010
5% 4/15/33	5,000,000	5,667,150
5% 4/15/38	3,000,000	3,371,010
6% 10/15/38 (Pre-Refunded to 10/15/18 @ 100)	3,030,000	3,069,632
Michigan Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2016:
5% 11/15/24	2,940,000	3,342,221
5% 11/15/27	2,530,000	2,920,075
(Holland Cmnty. Hosp. Proj.) Series 2013 A:
5% 1/1/33	1,250,000	1,350,563
5% 1/1/40	3,000,000	3,219,180
(Kalamazoo College Proj.) Series 2018:
5% 12/1/29 (b)	1,005,000	1,172,493
5% 12/1/34 (b)	735,000	842,031
5% 12/1/38 (b)	735,000	833,733
(Local Govt. Ln. Prog.) Series 2014 D, 5% 7/1/37 (FSA Insured)	1,000,000	1,105,510
(Mid-Michigan Health Sys. Proj.) Series 2014, 5% 6/1/39	540,000	595,318
(Trinity Health Proj.) Series 2017:
5% 12/1/29	500,000	585,925
5% 12/1/30	710,000	830,104
5% 12/1/37	5,000,000	5,726,250
(Trinity Health Proj.) Series 2015, 5% 12/1/33	1,220,000	1,332,948
Series 2012 A, 5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	125,000	138,343
Series 2012:
5% 11/15/24	660,000	733,907
5% 11/15/25	1,000,000	1,108,900
5% 11/1/26	6,425,000	7,118,772
5% 11/15/26	800,000	885,720
5% 11/15/36	6,220,000	6,813,388
5% 11/1/42	2,000,000	2,166,200
5% 11/15/42	3,120,000	3,385,481
Series 2013:
5% 10/1/25	1,255,000	1,408,524
5% 8/15/30	4,105,000	4,528,472
Series 2014 H1:
5% 10/1/22	1,000,000	1,083,260
5% 10/1/25	2,250,000	2,527,583
5% 10/1/39	4,725,000	5,262,091
Series 2014:
5% 6/1/25	1,000,000	1,134,800
5% 6/1/26	700,000	792,715
5% 6/1/27	700,000	790,671
Series 2015 C:
5% 7/1/26	570,000	638,394
5% 7/1/27	1,215,000	1,353,498
5% 7/1/28	1,500,000	1,667,010
5% 7/1/35	1,000,000	1,095,600
Series 2015 D1:
5% 7/1/34	1,250,000	1,381,763
5% 7/1/35	500,000	551,720
Series 2015:
5% 11/15/26	2,250,000	2,570,783
5% 11/15/27	3,500,000	3,984,890
5% 11/15/28	1,855,000	2,104,553
Series 2016 A, 5% 11/1/44	6,190,000	6,806,276
Series 2016:
5% 11/15/23	4,500,000	5,061,600
5% 11/15/26	1,010,000	1,170,600
5% 1/1/29	1,000,000	1,125,480
5% 11/15/29	2,950,000	3,376,541
5% 1/1/30	1,000,000	1,119,100
5% 1/1/31	1,170,000	1,306,048
5% 1/1/32	1,895,000	2,104,701
5% 1/1/33	1,915,000	2,116,209
5% 1/1/34	1,385,000	1,525,702
5% 11/15/41	11,710,000	12,965,078
5.25% 12/1/41	4,000,000	4,566,000
5% 12/1/27	1,090,000	1,169,243
5% 12/1/27 (Pre-Refunded to 12/1/20 @ 100)	10,000	10,766
Michigan Hosp. Fin. Auth. Rev.:
(MidMichigan Obligated Group Proj.) Series 2009 A, 6.125% 6/1/39 (Pre-Refunded to 6/1/19 @ 100)	3,740,000	3,893,116
(Trinity Health Proj.) Series 2008 C:
5% 12/1/29	1,150,000	1,347,628
5% 12/1/30	1,700,000	1,987,572
5% 12/1/31	3,000,000	3,499,410
Bonds Series 2010 F4, 1.95%, tender 4/1/20 (c)	5,530,000	5,528,065
Series 2008 A1, 6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	3,965,000	4,047,194
Series 2016:
5% 11/15/46	3,500,000	3,953,635
5% 11/15/47	18,000,000	20,318,745
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	165,000	168,462
Michigan Muni. Bond Auth. Rev. Series 2005, 5% 10/1/23 (Pre-Refunded to 10/1/19 @ 100)	385,000	401,251
Michigan State Univ. Revs. Series 2013 A, 5% 8/15/41	1,125,000	1,250,123
Michigan Strategic Fund Ltd. Oblig. Rev. (Cadillac Place Office Bldg. Proj.) Series 2011, 5.25% 10/15/26	3,585,000	3,952,176
Oakland Univ. Rev.:
Series 2012:
5% 3/1/24	1,170,000	1,285,900
5% 3/1/25	1,225,000	1,342,269
5% 3/1/26	1,290,000	1,409,209
5% 3/1/37	4,000,000	4,325,800
Series 2013 A:
5% 3/1/25	995,000	1,110,271
5% 3/1/26	1,620,000	1,796,337
5% 3/1/27	815,000	902,205
5% 3/1/38	2,900,000	3,176,863
Series 2014:
5% 3/1/28	335,000	374,627
5% 3/1/29	525,000	585,349
5% 3/1/39	3,000,000	3,308,490
Series 2016:
5% 3/1/28	1,150,000	1,322,466
5% 3/1/41	3,475,000	3,881,853
5% 3/1/47	5,000,000	5,563,900
Portage Pub. Schools Series 2016:
5% 11/1/32	2,500,000	2,853,925
5% 11/1/34	1,250,000	1,415,750
5% 11/1/35	1,300,000	1,466,595
5% 11/1/39	755,000	845,638
Rochester Cmnty. School District:
4% 5/1/19	1,375,000	1,403,380
5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	740,000	761,023
5% 5/1/29	1,625,000	1,858,708
5% 5/1/30	1,700,000	1,938,119
5% 5/1/31	1,500,000	1,711,230
Roseville Cmnty. Schools:
Series 2014:
5% 5/1/24	780,000	890,113
5% 5/1/25	1,000,000	1,153,280
5% 5/1/26	1,385,000	1,585,146
5% 5/1/24	570,000	651,464
5% 5/1/25	1,640,000	1,891,379
5% 5/1/26	1,715,000	1,962,835
5% 5/1/27	1,795,000	2,047,180
5% 5/1/28	1,885,000	2,143,547
Royal Oak Hosp. Fin. Auth. Hosp. Rev.:
(William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39 (Pre-Refunded to 9/1/18 @ 100)	3,425,000	3,462,401
Series 2014 D:
5% 9/1/26	1,000,000	1,124,990
5% 9/1/27	1,175,000	1,317,257
5% 9/1/28	1,870,000	2,089,108
Saginaw Hosp. Fin. Auth. Hosp. Rev. (Covenant Med. Ctr., Inc.) Series 2010 H, 5% 7/1/30	5,000,000	5,265,700
Saint Clair County Gen. Oblig. 5% 4/1/26	1,495,000	1,648,013
South Haven Gen. Oblig. Series 2009, 5.125% 12/1/33 (Pre-Refunded to 12/1/19 @ 100)	1,000,000	1,048,980
South Lyon Cmnty. Schools Series 2016:
5% 5/1/23	1,575,000	1,776,663
5% 5/1/24	3,200,000	3,657,344
5% 5/1/25	2,355,000	2,720,755
Univ. of Michigan Rev. Series 2017 A, 5% 4/1/42	5,000,000	5,797,300
Warren Consolidated School District:
Series 2016 B, 5% 5/1/26	5,365,000	6,201,564
Series 2016:
5% 5/1/23	810,000	912,522
5% 5/1/33	5,410,000	6,063,420
5% 5/1/34	5,630,000	6,285,276
Series 2017:
4% 5/1/23 (FSA Insured)	750,000	804,728
4% 5/1/24 (FSA Insured)	750,000	808,103
4% 5/1/25 (FSA Insured)	500,000	539,295
Series 2018:
5% 5/1/29	415,000	478,682
5% 5/1/30	550,000	630,894
5% 5/1/32	1,100,000	1,257,806
5% 5/1/34	1,175,000	1,334,048
5% 5/1/35	1,200,000	1,356,000
5% 5/1/36	1,000,000	1,128,220
5% 5/1/37	1,300,000	1,465,529
5% 5/1/38	800,000	900,440
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2012 A:
5% 12/1/24	2,875,000	3,203,900
5% 12/1/25	5,120,000	5,682,995
Series 2010 A, 5% 12/1/18 (a)	1,500,000	1,520,100
Series 2011 A:
5% 12/1/21 (a)	5,000,000	5,464,450
5% 12/1/22 (a)	5,260,000	5,708,836
Series 2012 A:
5% 12/1/22	2,220,000	2,479,918
5% 12/1/23	2,300,000	2,575,448
Series 2014 C:
5% 12/1/29 (a)	720,000	802,512
5% 12/1/31 (a)	860,000	952,742
5% 12/1/34 (a)	1,655,000	1,821,361
Series 2015 D, 5% 12/1/40 (FSA Insured)	8,165,000	9,156,231
Series 2015 F:
5% 12/1/25 (a)	2,735,000	3,137,100
5% 12/1/27 (a)	4,810,000	5,455,117
Series 2015 G:
5% 12/1/35	5,435,000	6,102,472
5% 12/1/36	5,760,000	6,455,232
Series 2017 A:
5% 12/1/37	545,000	618,940
5% 12/1/42	1,455,000	1,651,149
Series 2017 B, 5% 12/1/47 (a)	450,000	499,901
West Ottawa Pub. School District:
Series 2012 A:
5% 5/1/25	2,640,000	2,849,062
5% 5/1/25 (Pre-Refunded to 5/1/21 @ 100)	1,670,000	1,810,865
5% 5/1/26	1,225,000	1,319,546
5% 5/1/26 (Pre-Refunded to 5/1/21 @ 100)	775,000	840,371
Series 2014 1:
5% 5/1/30	725,000	816,836
5% 5/1/32	500,000	559,320
5% 5/1/34	900,000	1,001,655
5% 5/1/35	250,000	277,955
Western Michigan Univ. Rev.:
Series 2014:
5% 11/15/25	320,000	367,418
5% 11/15/26	400,000	459,016
5% 11/15/28	650,000	740,155
5% 11/15/29	750,000	850,733
5% 11/15/30	855,000	968,766
5% 11/15/31	700,000	791,392
Series 2015 A:
5% 11/15/26	1,000,000	1,144,590
5% 11/15/28	2,505,000	2,847,008
Woodhaven-Brownstown School District County of Wayne:
5% 5/1/36	2,835,000	3,221,496
5% 5/1/38	5,670,000	6,421,842
Ypsilanti School District Series A:
5% 5/1/29	1,305,000	1,468,386
5% 5/1/30	1,550,000	1,738,356
5% 5/1/32	1,750,000	1,954,960
Zeeland Pub. Schools:
5% 5/1/27 (FSA Insured)	1,000,000	1,141,160
5% 5/1/28 (FSA Insured)	500,000	568,580
5% 5/1/29 (FSA Insured)	1,000,000	1,133,830
5% 5/1/30 (FSA Insured)	1,000,000	1,131,180

TOTAL MICHIGAN		614,830,365

TOTAL MUNICIPAL BONDS
(Cost $613,331,825)		620,286,483

Municipal Notes - 1.9%
Michigan - 1.9%
Michigan Strategic Fund Ltd. Oblig. Rev. (Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 1.61% 7/2/18, VRDN (c)	9,000,000	$9,000,000
Univ. of Michigan Rev. Series 2012 D1, 1.4% 7/2/18, VRDN (c)	3,500,000	3,500,000

TOTAL MICHIGAN

(Cost $12,500,000)		12,500,000

TOTAL INVESTMENT IN SECURITIES - 98.9%
(Cost $625,831,825)		632,786,483
NET OTHER ASSETS (LIABILITIES) - 1.1%		6,746,283
NET ASSETS - 100%		$639,532,766

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	35.0%
Health Care	26.2%
Transportation	10.7%
Education	9.2%
Water & Sewer	6.3%
Escrowed/Pre-Refunded	5.3%
Others* (Individually Less Than 5%)	7.3%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Michigan Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $625,831,825)		$632,786,483
Cash		4,589,175
Receivable for fund shares sold		335,890
Interest receivable		5,775,492
Other receivables		2,012
Total assets		643,489,052
Liabilities
Payable for investments purchased on a delayed delivery basis	$2,847,840
Payable for fund shares redeemed	437,245
Distributions payable	392,103
Accrued management fee	189,823
Other affiliated payables	61,698
Other payables and accrued expenses	27,577
Total liabilities		3,956,286
Net Assets		$639,532,766
Net Assets consist of:
Paid in capital		$631,600,217
Undistributed net investment income		36,729
Accumulated undistributed net realized gain (loss) on investments		941,162
Net unrealized appreciation (depreciation) on investments		6,954,658
Net Assets, for 53,419,473 shares outstanding		$639,532,766
Net Asset Value, offering price and redemption price per share ($639,532,766 ÷ 53,419,473 shares)		$11.97

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Interest		$10,337,393
Expenses
Management fee	$1,161,498
Transfer agent fees	294,292
Accounting fees and expenses	76,698
Custodian fees and expenses	2,515
Independent trustees' fees and expenses	1,421
Registration fees	20,447
Audit	26,981
Legal	4,624
Miscellaneous	2,708
Total expenses before reductions	1,591,184
Expense reductions	(4,539)
Total expenses after reductions		1,586,645
Net investment income (loss)		8,750,748
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		983,780
Total net realized gain (loss)		983,780
Change in net unrealized appreciation (depreciation) on investment securities		(14,413,057)
Net gain (loss)		(13,429,277)
Net increase (decrease) in net assets resulting from operations		$(4,678,529)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,750,748	$18,255,773
Net realized gain (loss)	983,780	3,506,039
Change in net unrealized appreciation (depreciation)	(14,413,057)	13,813,180
Net increase (decrease) in net assets resulting from operations	(4,678,529)	35,574,992
Distributions to shareholders from net investment income	(8,750,332)	(18,249,642)
Distributions to shareholders from net realized gain	(276,896)	(2,430,358)
Total distributions	(9,027,228)	(20,680,000)
Share transactions
Proceeds from sales of shares	41,535,529	118,463,304
Reinvestment of distributions	6,447,794	14,106,104
Cost of shares redeemed	(75,127,396)	(118,716,731)
Net increase (decrease) in net assets resulting from share transactions	(27,144,073)	13,852,677
Total increase (decrease) in net assets	(40,849,830)	28,747,669
Net Assets
Beginning of period	680,382,596	651,634,927
End of period	$639,532,766	$680,382,596
Other Information
Undistributed net investment income end of period	$36,729	$36,313
Shares
Sold	3,460,748	9,760,527
Issued in reinvestment of distributions	538,975	1,162,710
Redeemed	(6,269,600)	(9,797,566)
Net increase (decrease)	(2,269,877)	1,125,671

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Michigan Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.22	$11.94	$12.38	$12.33	$11.70	$12.54
Income from Investment Operations
Net investment income (loss)A	.161	.333	.352	.387	.422	.437
Net realized and unrealized gain (loss)	(.246)	.324	(.364)	.050	.642	(.777)
Total from investment operations	(.085)	.657	(.012)	.437	1.064	(.340)
Distributions from net investment income	(.160)	(.333)	(.353)	(.387)	(.421)	(.436)
Distributions from net realized gain	(.005)	(.044)	(.075)	–	(.013)	(.064)
Total distributions	(.165)	(.377)	(.428)	(.387)	(.434)	(.500)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$11.97	$12.22	$11.94	$12.38	$12.33	$11.70
Total ReturnC,D	(.68)%	5.57%	(.16)%	3.61%	9.23%	(2.75)%
Ratios to Average Net AssetsE
Expenses before reductions	.49%F	.49%	.49%	.49%	.48%	.48%
Expenses net of fee waivers, if any	.49%F	.48%	.49%	.49%	.48%	.48%
Expenses net of all reductions	.49%F	.48%	.48%	.49%	.48%	.48%
Net investment income (loss)	2.70%F	2.74%	2.83%	3.15%	3.49%	3.59%
Supplemental Data
Net assets, end of period (000 omitted)	$639,533	$680,383	$651,635	$634,206	$569,796	$528,289
Portfolio turnover rate	14%F	12%	25%	11%	12%	8%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Michigan Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 6/30/18
1 - 7	82.5
8 - 30	1.5
31 - 60	2.7
61 - 90	1.4
91 - 180	3.2
>180	8.7

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of June 30, 2018
Variable Rate Demand Notes (VRDNs)	47.3%
Tender Option Bond	28.6%
Other Municipal Security	16.4%
Investment Companies	7.7%

Current 7-Day Yields

6/30/18
Fidelity® Michigan Municipal Money Market Fund	1.00%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Fidelity® Michigan Municipal Money Market Fund

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 47.3%
	Principal Amount	Value
Alabama - 0.3%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.68% 7/6/18, VRDN (a)(b)	$1,100,000	$1,100,000
Arkansas - 0.1%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 1.66% 7/6/18, VRDN (a)(b)	300,000	300,000
Louisiana - 0.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 1.61% 7/6/18, VRDN (b)	200,000	200,000
Michigan - 46.3%
Central Michigan Univ. Rev. Series 2008 A, 1.53% 7/6/18, LOC JPMorgan Chase Bank, VRDN (b)	3,975,000	3,975,000
Grand Traverse County Hosp. Fin. Auth. Series 2011 B, 1.55% 7/6/18, LOC JPMorgan Chase Bank, VRDN (b)(c)	18,325,000	18,325,000
Grand Valley Michigan State Univ. Rev. Series 2008 B, 1.5% 7/6/18, LOC U.S. Bank NA, Cincinnati, VRDN (b)	17,740,000	17,740,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 C, 1.51% 7/6/18, LOC Bank of New York, New York, VRDN (b)	600,000	600,000
Michigan Fin. Auth. Rev.:
(Healthcare Equip. Ln. Prog.) Series 2015 C, 1.63% 7/6/18, LOC Fifth Third Bank, Cincinnati, VRDN (b)	1,500,000	1,500,000
(Hosp. Proj.) Series 2016 E2, 1.58% 7/6/18, VRDN (b)	19,100,000	19,100,000
Michigan Hsg. Dev. Ltd. Oblig. Rev. (JAS Non-Profit Hsg. Corp. VI Proj.) Series 2000, 1.55% 7/6/18, LOC JPMorgan Chase Bank, VRDN (b)	7,800,000	7,800,000
Michigan State Univ. Revs. Series 2000 A, 1.51% 7/6/18 (Liquidity Facility Northern Trust Co.), VRDN (b)	14,795,000	14,795,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 1.61% 7/2/18, VRDN (b)	13,700,000	13,700,000
(Consumers Energy Co. Proj.) 1.52% 7/6/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	18,200,000	18,200,000
(Henry Ford Museum & Greenfield Village Proj.) Series 2002, 1.58% 7/2/18, LOC Comerica Bank, VRDN (b)	15,200,000	15,200,000
(The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 1.55% 7/6/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	18,500,000	18,500,000
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev. (Osmic, Inc. Proj.) Series 2001 A, 1.6% 7/6/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,800,000	1,800,000
FHLMC Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 1.52% 7/6/18, LOC Fed. Home Ln. Bank Chicago, VRDN (b)	20,375,000	20,375,000
		171,610,000
Nebraska - 0.2%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.68% 7/6/18, VRDN (a)(b)	600,000	600,000
North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.66% 7/6/18, VRDN (a)(b)	200,000	200,000
West Virginia - 0.3%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.65% 7/6/18, VRDN (a)(b)	800,000	800,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.65% 7/6/18, VRDN (a)(b)	500,000	500,000
		1,300,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $175,310,000)		175,310,000

Tender Option Bond - 28.6%
California - 0.6%
California Health Facilities Fing. Auth. Participating VRDN Series 16 XG 00 49, 1.61% 7/6/18 (Liquidity Facility Deutsche Bank AG New York Branch)(b)(d)	2,200,000	2,200,000
Connecticut - 0.3%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	900,000	900,000
Florida - 0.7%
Central Fla Expwy Auth. Rev.:
Bonds Series Floaters E 62, SIFMA Municipal Swap Index + 0.170% 1.68%, tender 7/2/18 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	1,100,000	1,100,000
Participating VRDN Series Floaters 004, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	1,600,000	1,600,000
		2,700,000
Illinois - 0.8%
Chicago Board of Ed. Participating VRDN:
Series Floaters 003, 1.76% 8/10/18 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	2,100,000	2,100,000
Series Floaters 006, 1.76% 8/10/18 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	900,000	900,000
		3,000,000
Michigan - 25.4%
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 009, 1.55% 7/6/18 (Liquidity Facility Barclays Bank PLC) (b)(d)	6,700,000	6,700,000
Grand Rapids San. Swr. Sys. Rev. Participating VRDN Series Floaters XF 26 12, 1.54% 7/6/18 (Liquidity Facility Citibank NA) (b)(d)	4,000,000	4,000,000
Michigan Bldg. Auth. Rev. Participating VRDN:
Series Floaters XF 26 09, 1.55% 7/6/18 (Liquidity Facility Citibank NA) (b)(d)	800,000	800,000
Series Floaters XM 03 92, 1.54% 7/6/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)	7,600,000	7,600,000
Series Floaters XM 04 65, 1.54% 7/6/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)	5,800,000	5,800,000
Michigan Fin. Auth. Rev. Participating VRDN:
Series 15 XF0126, 1.56% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,000,000	5,000,000
Series 16 XM0223, 1.54% 7/6/18 (Liquidity Facility Citibank NA) (b)(d)	1,010,000	1,010,000
Series 16 ZM0166, 1.54% 7/6/18 (Liquidity Facility Royal Bank of Canada) (b)(d)	8,500,000	8,500,000
Series RBC 2016 XM0132, 1.54% 7/6/18 (Liquidity Facility Royal Bank of Canada) (b)(d)	13,165,000	13,165,000
Series RBC 2016 ZM0131, 1.54% 7/6/18 (Liquidity Facility Royal Bank of Canada) (b)(d)	4,000,000	4,000,000
Series XM 04 72, 1.54% 7/6/18 (Liquidity Facility Citibank NA) (b)(d)	3,750,000	3,750,000
Series XX 1043, 1.54% 7/6/18 (Liquidity Facility Barclays Bank PLC) (b)(d)	1,600,000	1,600,000
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series Floaters XM 04 08, 1.54% 7/6/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)	4,475,000	4,475,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series ZF 06 55, 1.54% 7/6/18 (Liquidity Facility Bank of America NA) (b)(d)	3,800,000	3,800,000
Michigan St Hsg. Dev. Auth. Singl Participating VRDN Series Floaters 017, 1.54% 7/6/18 (Liquidity Facility Barclays Bank PLC) (b)(d)	4,400,000	4,400,000
RIB Floater Trust Various States Participating VRDN Series Floaters 008, 1.54% 7/6/18 (Liquidity Facility Barclays Bank PLC) (b)(d)	3,900,000	3,900,000
Univ. of Michigan Rev. Participating VRDN:
Series 15 XF2199, 1.54% 7/6/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)	5,977,000	5,977,000
Series 15 XF2205, 1.54% 7/6/18 (Liquidity Facility Citibank NA) (b)(d)	5,300,000	5,300,000
Series Floaters ZF 05 90, 1.54% 7/6/18 (Liquidity Facility Toronto-Dominion Bank) (b)(d)	4,300,000	4,300,000
		94,077,000
Montana - 0.4%
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	1,600,000	1,600,000
Ohio - 0.1%
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	295,000	295,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	200,000	200,000
		495,000
Pennsylvania - 0.2%
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	500,000	500,000
Texas - 0.1%
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series Floaters 011, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC) (b)(d)	100,000	100,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	400,000	400,000
		500,000
TOTAL TENDER OPTION BOND
(Cost $105,972,000)		105,972,000

Other Municipal Security - 16.4%
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 1.7% tender 7/17/18, CP mode	200,000	200,000
Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1992, 1.6% tender 8/10/18, CP mode	300,000	300,000
Series 92, 1.5% tender 7/9/18, CP mode	200,000	200,000
		500,000
Michigan - 15.8%
Grand Rapids San. Swr. Sys. Rev. Bonds Series 2018, 5% 1/1/19	1,125,000	1,143,589
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 1.76%, tender 1/25/19 (b)(f)	17,915,000	17,915,000
Michigan Bldg. Auth. Rev.:
Bonds:
Series 2013 A, 5% 4/15/19	1,250,000	1,281,422
Series 2016, 6% 10/15/18 (Pre-Refunded to 10/15/18 @ 100)	3,800,000	3,848,949
6% 10/15/18 (Pre-Refunded to 10/15/18 @ 100)	3,700,000	3,747,665
Series 7, 1.65% 9/13/18, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	3,000,000	3,000,000
Michigan Fin. Auth. Rev. Bonds:
(Unemployment Comp Oblg Asmt Proj.) Series 2012 A:
5% 7/1/18	1,900,000	1,900,000
5% 7/1/19	300,000	309,894
Series 2015 A, 5% 5/15/19	1,000,000	1,026,448
Michigan State Univ. Revs. Bonds:
Series 2013 A, 5% 8/15/18	1,005,000	1,009,102
Series 2015 A, 5% 8/15/18	1,000,000	1,004,081
Michigan Trunk Line Fund Rev. Bonds Series 2014, 5% 11/15/18	4,000,000	4,052,775
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Bonds (William Beaumont Hosp. Proj.) Series 2009 V, 8% 9/1/18 (Pre-Refunded to 9/1/18 @ 100)	2,200,000	2,223,799
Univ. of Michigan Rev.:
Bonds Series B, 1.63% tender 8/6/18, CP mode	1,500,000	1,500,000
Series K1, 1.62% 7/9/18, CP	3,900,000	3,900,000
Series K2:
1.29% 2/26/19, CP	3,800,000	3,800,000
1.61% 12/28/18, CP	3,000,000	3,000,000
1.66% 1/28/19, CP	3,800,000	3,800,000
		58,462,724
New Hampshire - 0.5%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1990 B, 1.65% tender 8/9/18, CP mode	500,000	500,000
Series 90 A, 1.55% tender 7/9/18, CP mode (a)	400,000	400,000
Series A1, 1.35% tender 7/12/18, CP mode (a)	1,000,000	1,000,000
		1,900,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $61,062,724)		61,062,724
	Shares	Value

Investment Company - 7.7%
Fidelity Municipal Cash Central Fund, 1.15% (g)(h)
(Cost $28,450,898)	28,450,713	28,450,898
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $370,795,622)		370,795,622
NET OTHER ASSETS (LIABILITIES) - 0.0%		49,868
NET ASSETS - 100%		$370,845,490

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

CP – COMMERCIAL PAPER

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) A portion of the security sold on a delayed delivery basis.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,595,000 or 2.6% of net assets.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC)	1/18/18	$500,000
Central Fla Expwy Auth. Rev. Bonds Series Floaters E 62, SIFMA Municipal Swap Index + 0.170% 1.68%, tender 7/2/18 (Liquidity Facility Royal Bank of Canada)	2/14/18	$1,100,000
Central Fla Expwy Auth. Rev. Participating VRDN Series Floaters 004, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC)	1/18/18	$1,600,000
Chicago Board of Ed. Participating VRDN Series Floaters 003, 1.76% 8/10/18 (Liquidity Facility Barclays Bank PLC)	2/1/18 - 4/20/18	$2,100,000
Chicago Board of Ed. Participating VRDN Series Floaters 006, 1.76% 8/10/18 (Liquidity Facility Barclays Bank PLC)	3/1/18 - 6/14/18	$900,000
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC)	6/29/17	$900,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC)	5/31/18	$400,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC)	9/14/17	$295,000
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC)	7/20/17 - 11/3/17	$1,600,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC)	3/9/17	$200,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$308,562
Total	$308,562

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Michigan Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $342,344,724)	$342,344,724
Fidelity Central Funds (cost $28,450,898)	28,450,898
Total Investment in Securities (cost $370,795,622)		$370,795,622
Cash		11,486
Receivable for securities sold on a delayed delivery basis		300,000
Receivable for fund shares sold		79,551
Interest receivable		767,071
Distributions receivable from Fidelity Central Funds		35,962
Other receivables		309
Total assets		371,990,001
Liabilities
Payable for fund shares redeemed	$951,037
Distributions payable	7,548
Accrued management fee	112,632
Other affiliated payables	52,782
Other payables and accrued expenses	20,512
Total liabilities		1,144,511
Net Assets		$370,845,490
Net Assets consist of:
Paid in capital		$371,155,735
Distributions in excess of net investment income		(1,903)
Accumulated undistributed net realized gain (loss) on investments		(308,342)
Net Assets, for 370,489,319 shares outstanding		$370,845,490
Net Asset Value, offering price and redemption price per share ($370,845,490 ÷ 370,489,319 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Interest		$2,353,603
Income from Fidelity Central Funds		308,562
Total income		2,662,165
Expenses
Management fee	$693,744
Transfer agent fees	297,121
Accounting fees and expenses	30,431
Custodian fees and expenses	1,635
Independent trustees' fees and expenses	854
Registration fees	17,212
Audit	19,698
Legal	3,220
Miscellaneous	940
Total expenses before reductions	1,064,855
Expense reductions	(1,403)
Total expenses after reductions		1,063,452
Net investment income (loss)		1,598,713
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,977
Fidelity Central Funds	2,311
Total net realized gain (loss)		11,288
Net increase in net assets resulting from operations		$1,610,001

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,598,713	$1,722,891
Net realized gain (loss)	11,288	3,760
Net increase in net assets resulting from operations	1,610,001	1,726,651
Distributions to shareholders from net investment income	(1,598,963)	(1,722,434)
Distributions to shareholders from net realized gain	(319,098)	(4,294)
Total distributions	(1,918,061)	(1,726,728)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	20,683,231	35,302,513
Reinvestment of distributions	1,857,077	1,674,103
Cost of shares redeemed	(72,206,917)	(190,525,240)
Net increase (decrease) in net assets and shares resulting from share transactions	(49,666,609)	(153,548,624)
Total increase (decrease) in net assets	(49,974,669)	(153,548,701)
Net Assets
Beginning of period	420,820,159	574,368,860
End of period	$370,845,490	$420,820,159
Other Information
Distributions in excess of net investment income end of period	$(1,903)	$(1,653)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Michigan Municipal Money Market Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.004	.004	.001	–A	–A	–A
Net realized and unrealized gain (loss)	.001	–A	.001	–A	–A	–A
Total from investment operations	.005	.004	.002	–A	–A	–A
Distributions from net investment income	(.004)	(.004)	(.001)	–A	–A	–A
Distributions from net realized gain	(.001)	–A	(.001)	–A	–A	–A
Total distributions	(.005)	(.004)	(.002)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.50%	.37%	.16%	.01%	.01%	.02%
Ratios to Average Net AssetsD,E
Expenses before reductions	.55%F	.53%	.52%	.53%	.53%	.54%
Expenses net of fee waivers, if any	.55%F	.53%	.35%	.06%	.07%	.11%
Expenses net of all reductions	.55%F	.53%	.35%	.06%	.07%	.11%
Net investment income (loss)	.83%F	.35%	.06%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$370,845	$420,820	$574,369	$993,737	$1,044,226	$1,077,691

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018

1. Organization.

Fidelity Michigan Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Michigan Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Michigan.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Fidelity Central Funds, market discount, deferred trustees compensation and losses deferred due to excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Michigan Municipal Income Fund	$625,825,601	$12,047,289	$(5,086,407)	$6,960,882
Fidelity Michigan Municipal Money Market Fund	370,795,622	–	–	–

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2017 to December 31, 2017. Loss deferrals were as follows:

Capital losses
Fidelity Michigan Municipal Money Market Fund	$(532)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $43,500,705 and $71,071,411, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Michigan Municipal Income Fund	.25%	.11%	.36%
Fidelity Michigan Municipal Money Market Fund	.25%	.11%	.36%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Michigan Municipal Income Fund	.09%
Fidelity Michigan Municipal Money Market Fund	.15%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Michigan Municipal Income Fund	.02
Fidelity Michigan Municipal Money Market Fund	.02

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Michigan Municipal Income Fund	$957

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity Michigan Municipal Income Fund	$2,511
Fidelity Michigan Municipal Money Market Fund	127

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Michigan Municipal Income Fund	$2,028
Fidelity Michigan Municipal Money Market Fund	1,276

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
Fidelity Michigan Municipal Income Fund	.49%
Actual		$1,000.00	$993.20	$2.42
Hypothetical-C		$1,000.00	$1,022.36	$2.46
Fidelity Michigan Municipal Money Market Fund	.55%
Actual		$1,000.00	$1,005.00	$2.73
Hypothetical-C		$1,000.00	$1,022.07	$2.76

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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Fidelity® Minnesota Municipal Income Fund Semi-Annual Report June 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Sectors as of June 30, 2018

% of fund's net assets
General Obligations	37.6
Health Care	21.4
Electric Utilities	17.2
Education	8.8
Transportation	6.9

Quality Diversification (% of fund's net assets)

As of June 30, 2018
AAA	5.1%
AA,A	86.8%
BBB	5.2%
Not Rated	1.3%
Short-Term Investments and Net Other Assets	1.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.4%
	Principal Amount	Value
Guam - 0.4%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.25% 10/1/34 (a)	850,000	946,849
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	1,100,000	1,193,742

TOTAL GUAM		2,140,591

Minnesota - 98.0%
Anoka-Hennepin Independent School District 11 Series 2014 A:
5% 2/1/23	$805,000	$897,800
5% 2/1/24	1,110,000	1,256,709
5% 2/1/25	1,015,000	1,144,078
5% 2/1/26	1,220,000	1,371,085
5% 2/1/27	1,285,000	1,442,014
5% 2/1/28	1,345,000	1,506,373
5% 2/1/29	1,415,000	1,581,673
5% 2/1/34	1,800,000	1,999,224
Breckenridge Gen. Oblig. (Catholic Health Initiatives Proj.) Series 2004 A, 5% 5/1/30	3,910,000	3,941,632
Chaska Elec. Rev.:
Series 2015 A:
5% 10/1/27	1,665,000	1,900,081
5% 10/1/29	785,000	889,790
5% 10/1/26	1,000,000	1,144,720
Chaska Independent School District #112 Gen. Oblig.:
(Cr. Enhancement Prog.) Series 2012 A, 5% 2/1/22	4,975,000	5,495,037
(Minnesota School District Cr. Enhancement Prog.) Series 2016 A:
5% 2/1/30	1,400,000	1,622,418
5% 2/1/31	3,600,000	4,163,904
Cloquet Independent School District #94 Series 2015 B:
5% 2/1/28	3,030,000	3,502,680
5% 2/1/31	1,245,000	1,423,757
Ctr. City Health Care Facilities (Hazelden Betty Ford Foundation Proj.) Series 2014:
5% 11/1/23	775,000	881,834
5% 11/1/25	250,000	286,518
5% 11/1/26	500,000	568,645
5% 11/1/27	420,000	474,785
Duluth Gen. Oblig. Series 2016 A:
5% 2/1/28	1,660,000	1,938,598
5% 2/1/30	1,235,000	1,432,118
5% 2/1/31	1,495,000	1,730,283
5% 2/1/32	2,130,000	2,457,338
Hennepin County Gen. Oblig.:
Series 2016 A:
5% 12/1/39	5,250,000	6,114,360
5% 12/1/40	7,200,000	8,379,576
Series 2016 B, 5% 12/1/31	1,135,000	1,344,294
Jordan Ind. School District:
Series 2014 A:
5% 2/1/28	960,000	1,076,429
5% 2/1/29 (Pre-Refunded to 2/1/29 @ 100)	1,000,000	1,109,770
5% 2/1/30 (Pre-Refunded to 2/1/30 @ 100)	1,245,000	1,381,664
Series A, 5% 2/1/28 (Pre-Refunded to 2/1/28 @ 100)	40,000	44,391
Lakeville Independent School District #194 Series 2012 D, 5% 2/1/20	1,570,000	1,651,562
Maple Grove Health Care Sys. Rev.:
Series 2015:
4% 9/1/35	1,250,000	1,270,988
5% 9/1/28	695,000	775,884
5% 9/1/30	1,500,000	1,663,410
5% 9/1/31	1,300,000	1,438,996
5% 9/1/32	1,000,000	1,104,910
Series 2017:
5% 5/1/26	1,355,000	1,561,136
5% 5/1/27	1,400,000	1,625,106
5% 5/1/28	2,000,000	2,301,420
5% 5/1/29	1,000,000	1,145,710
5% 5/1/30	850,000	971,032
5% 5/1/31	510,000	580,089
5% 5/1/32	500,000	566,660
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Allina Health Sys. Proj.) Series 2017 A:
5% 11/15/27	1,250,000	1,472,075
5% 11/15/28	2,730,000	3,200,925
5% 11/15/29	1,040,000	1,208,761
(Children's Health Care Proj.):
Series 1995 B, 5% 8/15/25 (FSA Insured)	3,000,000	3,178,500
Series 2010 A, 5.25% 8/15/25	1,000,000	1,066,360
(Children's Hospitals and Clinics Proj.) Series 2004 A1, 5% 8/15/34 (FSA Insured)	500,000	528,255
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2012 B:
5% 1/1/26	1,250,000	1,367,100
5% 1/1/27	1,500,000	1,639,470
Series 2014 A:
5% 1/1/26	3,015,000	3,414,608
5% 1/1/28	4,000,000	4,501,640
5% 1/1/29	2,150,000	2,412,601
5% 1/1/30	2,000,000	2,237,760
5% 1/1/31	6,020,000	6,712,842
Series 2016 A:
5% 1/1/30	4,000,000	4,690,880
5% 1/1/31	2,350,000	2,750,064
5% 1/1/32	2,900,000	3,386,504
Series 2016 D:
5% 1/1/23 (a)	670,000	745,308
5% 1/1/27 (a)	350,000	404,131
5% 1/1/28 (a)	430,000	494,414
5% 1/1/29 (a)	225,000	257,434
5% 1/1/30 (a)	475,000	541,567
5% 1/1/31 (a)	200,000	227,708
5% 1/1/32 (a)	200,000	227,068
5% 1/1/33 (a)	220,000	248,901
5% 1/1/34 (a)	225,000	253,667
5% 1/1/35 (a)	225,000	253,134
5% 1/1/36 (a)	220,000	247,335
5% 1/1/37 (a)	250,000	280,473
5% 1/1/41 (a)	725,000	809,963
Minneapolis Health Care Sys. Rev.:
Series 2015 A:
5% 11/15/27 (FSA Insured)	850,000	981,011
5% 11/15/28	1,380,000	1,585,730
5% 11/15/29	1,000,000	1,138,360
5% 11/15/30	1,000,000	1,142,630
5% 11/15/31	3,665,000	4,179,896
5% 11/15/32	2,200,000	2,505,954
6.5% 11/15/38	2,960,000	3,015,174
6.5% 11/15/38 (Pre-Refunded to 11/15/18 @ 100)	540,000	550,066
Minneapolis Spl. School District:
(MN SD Cr. Enhancement Prog.):
Series 2017 A, 5% 2/1/29	1,095,000	1,311,394
Series 2017 B, 5% 2/1/29	2,590,000	3,101,836
Series 2017 A, 4% 2/1/33	1,415,000	1,524,677
Series 2017 B:
4% 2/1/33	2,595,000	2,796,138
4% 2/1/34	2,595,000	2,782,748
Series B, 5% 2/1/28	1,100,000	1,306,437
Minneapolis Spl. School District #1 Ctfs. of Prtn. Series 2016 C, 5% 2/1/31	1,915,000	2,226,322
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/30 (Assured Guaranty Corp. Insured)	3,750,000	3,936,600
5.25% 2/15/23 (Assured Guaranty Corp. Insured)	1,660,000	1,756,280
5.5% 2/15/25 (Assured Guaranty Corp. Insured)	2,500,000	2,647,925
Minnesota Ctfs. Prtn. (Minnesota Gen. Oblig. Proj.) Series 2014, 5% 6/1/39	2,445,000	2,746,028
Minnesota Gen. Oblig.:
Series 2010 D:
5% 8/1/21	985,000	1,052,118
5% 8/1/21 (Pre-Refunded to 8/1/20 @ 100)	15,000	15,978
5% 8/1/22	4,930,000	5,262,775
5% 8/1/22 (Pre-Refunded to 8/1/20 @ 100)	70,000	74,562
5% 8/1/23	9,855,000	10,516,073
5% 8/1/23 (Pre-Refunded to 8/1/20 @ 100)	145,000	154,450
Series 2011 B:
5% 10/1/24	2,500,000	2,738,525
5% 10/1/30	3,000,000	3,272,370
Series 2013 A, 5% 8/1/25	3,780,000	4,305,307
Series 2013 D, 5% 10/1/23	1,100,000	1,261,722
Series 2015 A, 5% 8/1/33	1,900,000	2,195,678
Series 2017 A, 5% 10/1/31	5,000,000	5,957,600
Series 2017A, 5% 10/1/33	3,335,000	3,952,675
5% 8/1/24	4,780,000	5,326,880
5% 8/1/24 (Pre-Refunded to 8/1/22 @ 100)	220,000	245,260
Minnesota Higher Ed. Facilities Auth. Rev.:
(College of St. Scholastica, Inc. Proj.) Series Seven-H, 5.25% 12/1/35	1,000,000	1,033,920
(Gustovus Adolphus College Proj.) Series Seven-B:
5% 10/1/22 (Pre-Refunded to 10/1/19 @ 100)	2,250,000	2,342,115
5% 10/1/23 (Pre-Refunded to 10/1/19 @ 100)	1,000,000	1,040,940
(Macalester College, MN Proj.) Series 2017:
5% 3/1/28	400,000	470,616
5% 3/1/30	500,000	584,060
(Univ. of St Thomas) Series 2017 A:
5% 10/1/27	500,000	590,815
5% 10/1/28	735,000	863,250
5% 10/1/29	750,000	874,898
5% 10/1/30	655,000	761,772
(Univ. of St. Thomas Proj.) Series Seven-A, 5% 10/1/39 (Pre-Refunded to 10/1/19 @ 100)	1,650,000	1,717,551
Series 2015 8J, 5% 3/1/24	1,000,000	1,146,520
Series 2017 A, 4% 10/1/35	800,000	837,768
Series 2017:
5% 3/1/28	2,000,000	2,380,280
5% 3/1/31	1,000,000	1,176,540
5% 10/1/31	590,000	681,533
5% 3/1/34	530,000	615,569
5% 10/1/34	440,000	502,172
5% 10/1/35	555,000	631,041
Series 8 L:
5% 4/1/28	920,000	1,059,306
5% 4/1/29	1,005,000	1,151,157
5% 4/1/35	500,000	563,105
Series Eight J, 5% 3/1/26	1,015,000	1,167,088
Series G8, 5% 12/1/31	1,000,000	1,147,020
Series Seven-Q:
5% 10/1/18	400,000	403,292
5% 10/1/19	780,000	809,383
5% 10/1/20	1,140,000	1,211,296
5% 3/1/27	500,000	572,945
Minnesota Hsg. Fin. Agcy. Series 2015 A:
5% 8/1/29	1,000,000	1,140,130
5% 8/1/30	1,000,000	1,137,720
5% 8/1/31	1,000,000	1,135,910
5% 8/1/32	1,000,000	1,134,700
5% 8/1/33	1,000,000	1,132,900
Minnesota Muni. Pwr. Agcy. Elec. Rev.:
Series 2014 A:
5% 10/1/25	200,000	229,856
5% 10/1/26	830,000	950,275
Series 2014:
5% 10/1/26	630,000	721,293
5% 10/1/27	750,000	856,358
5% 10/1/30	1,000,000	1,139,330
Series 2016:
4% 10/1/41	1,000,000	1,042,780
5% 10/1/32	1,500,000	1,719,975
5% 10/1/33	400,000	457,088
5% 10/1/35	400,000	454,276
5% 10/1/36	1,000,000	1,133,360
5% 10/1/47	2,000,000	2,248,180
Minnesota Pub. Facilities Auth. Rev.:
Series 2016 A, 5% 3/1/29	5,000,000	5,870,250
5% 3/1/30	5,150,000	6,030,702
Minnesota State Colleges & Univs. Board of Trustees Rev.:
Series 2009 A:
4% 10/1/19	1,550,000	1,597,570
4% 10/1/20	1,580,000	1,625,709
Series 2011 A, 5% 10/1/30	1,495,000	1,631,224
Minnesota State Gen. Fdg. Rev.:
Series 2012 B:
5% 3/1/27	12,840,000	14,126,168
5% 3/1/28	4,275,000	4,701,645
5% 3/1/29	2,250,000	2,473,718
5% 6/1/27	5,000,000	5,618,500
5% 6/1/38	5,000,000	5,569,300
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	2,500,000	2,819,850
Mounds View Independent School District #621 Series 2018 A, 5% 2/1/29	6,840,000	8,054,442
North Branch Independent School District #138 Series 2017 A, 4% 2/1/30	2,050,000	2,216,891
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series 2010 A1:
5% 1/1/19	3,010,000	3,060,357
5% 1/1/20	2,100,000	2,199,603
Series 2013 A:
5% 1/1/23	850,000	949,773
5% 1/1/24	650,000	718,387
5% 1/1/25	975,000	1,077,580
5% 1/1/31	1,740,000	1,893,694
Series 2016:
5% 1/1/28	500,000	570,635
5% 1/1/29	620,000	703,117
5% 1/1/30	520,000	586,732
5% 1/1/31	350,000	393,918
Series 2017:
5% 1/1/29	460,000	528,908
5% 1/1/31	400,000	456,056
5% 1/1/33	475,000	537,401
5% 1/1/35	520,000	585,432
Rochester Elec. Util. Rev.:
Series 2013 B:
5% 12/1/26	570,000	647,873
5% 12/1/27	275,000	312,120
5% 12/1/28	275,000	310,926
5% 12/1/43	1,000,000	1,109,730
Series 2017 A:
5% 12/1/42	1,100,000	1,258,928
5% 12/1/47	1,000,000	1,140,500
Rochester Health Care Facilities Rev.:
(Mayo Clinic Proj.) Series 2008 E, 5% 11/15/38	4,000,000	4,240,680
(Olmsted Med. Ctr. Proj.) Series 2013:
5% 7/1/18	685,000	685,000
5% 7/1/21	790,000	855,436
5% 7/1/22	350,000	387,702
5% 7/1/24	300,000	337,107
5% 7/1/27	245,000	272,131
5% 7/1/28	225,000	249,361
5% 7/1/33	1,225,000	1,339,048
Bonds (Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (b)	1,100,000	1,190,200
Series 2016 B, 5% 11/15/35	4,000,000	4,996,120
Roseville Independent School District #623:
(Minnesota Gen. Oblig.) Series 2018 A, 5% 2/1/31	5,000,000	5,771,700
(MN School District Cr. Enhancement Prog.) Series 2018 A:
5% 2/1/26	2,400,000	2,788,440
5% 2/1/29	5,180,000	6,022,113
Saint Cloud Health Care Rev.:
(Centracare Health Sys. Proj.) Series 2014 B, 5% 5/1/24	1,510,000	1,725,809
Series 2014 B, 5% 5/1/22	1,950,000	2,157,656
Series 2016 A:
5% 5/1/29	1,000,000	1,151,370
5% 5/1/30	1,000,000	1,144,570
5% 5/1/31	1,000,000	1,141,570
5% 5/1/46	5,000,000	5,563,700
5.125% 5/1/30	310,000	327,868
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A:
5% 11/15/27 (Pre-Refunded to 11/15/25 @ 100)	2,515,000	2,952,182
5% 11/15/29 (Pre-Refunded to 11/15/25 @ 100)	1,750,000	2,054,203
5% 11/15/30 (Pre-Refunded to 11/15/25 @ 100)	1,585,000	1,860,521
Saint Paul Port Auth. Lease Rev. Series 2013, 5% 12/1/21	4,900,000	5,377,211
Saint Paul Sales Tax Rev. Series 2014 G:
5% 11/1/26	1,000,000	1,144,180
5% 11/1/28	1,000,000	1,137,290
Sartell Independent School District 748:
Series 2016 A, 5% 2/1/27	1,825,000	2,112,109
Series 2016 B, 5% 2/1/26	1,500,000	1,739,940
Shakopee Health Care Facilities Rev. Series 2014:
5% 9/1/23	1,895,000	2,115,218
5% 9/1/24	1,000,000	1,127,290
5% 9/1/25	1,345,000	1,508,095
5% 9/1/26	1,575,000	1,754,676
5% 9/1/28	1,000,000	1,107,550
5% 9/1/34	1,065,000	1,161,425
Shakopee Independent School District #720 Series 2012, 5% 2/1/21	1,000,000	1,077,870
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
(Cap. Appreciation) Series 1994 A:
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,210,000	6,155,849
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,670,000	13,907,894
0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,165,000	2,545,071
Series 2009 A, 5.5% 1/1/24 (Pre-Refunded to 1/1/19 @ 100)	500,000	509,990
Series 2015 A:
5% 1/1/28	1,000,000	1,156,580
5% 1/1/34	1,695,000	1,919,791
5% 1/1/36	1,000,000	1,128,330
5% 1/1/41	1,000,000	1,123,350
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev.:
(Fairview Hsp & Hltcare Srv Sys. Proj.) 5% 11/15/47	6,000,000	6,759,180
Series 2009 A1:
5.25% 11/15/29	1,475,000	1,554,886
5.25% 11/15/29 (Pre-Refunded to 11/15/19 @ 100)	1,525,000	1,598,215
Series 2009 A2:
5.5% 11/15/24	990,000	1,041,272
5.5% 11/15/24 (Pre-Refunded to 11/15/19 @ 100)	1,010,000	1,061,894
Series 2015 A:
5% 7/1/29	5,000,000	5,704,550
5% 7/1/30	5,000,000	5,690,950
Series 2017 A:
5% 11/15/30	650,000	754,293
5% 11/15/31	845,000	976,854
5% 11/15/33	800,000	918,512
5% 11/15/34	665,000	760,035
Univ. of Minnesota Gen. Oblig.:
Series 2009 A, 5% 4/1/23 (Pre-Refunded to 4/1/19 @ 100)	200,000	205,204
Series 2011 D:
5% 12/1/23 (Pre-Refunded to 12/1/21 @ 100)	1,180,000	1,301,481
5% 12/1/26 (Pre-Refunded to 12/1/21 @ 100)	1,020,000	1,125,009
5% 12/1/36 (Pre-Refunded to 12/1/21 @ 100)	2,085,000	2,299,651
Series 2016:
5% 4/1/37	2,125,000	2,435,633
5% 4/1/41	6,000,000	6,832,440
Series 2017 A, 5% 9/1/33	5,025,000	5,943,872
Series 2017A, 5% 9/1/37	3,880,000	4,538,048
Series 2017B, 5% 12/1/32	2,000,000	2,383,660
Univ. of Minnesota Spl. Purp. Rev.:
(Biomedical Science Research Facilities Fdg. Prog.) Series 2013 C, 5% 8/1/38	5,275,000	5,886,795
(State Supported Biomedical Science Research Facilities Fdg. Prog.) Series 2011 B, 5% 8/1/25	2,095,000	2,284,954
West Saint Paul Independent School District #197 Series 2012 A, 4% 2/1/24	3,530,000	3,751,190
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.:
Series 2012 A:
5% 1/1/26	5,000,000	5,582,350
5% 1/1/27	2,150,000	2,392,628
5% 1/1/30	1,000,000	1,106,100
Series 2014 A:
5% 1/1/31	1,750,000	1,971,393
5% 1/1/35	1,595,000	1,788,952
5% 1/1/40	1,500,000	1,674,255
5% 1/1/46	11,270,000	12,567,064
Series 2015 A, 5% 1/1/31	1,820,000	2,091,653
Series 2018 A, 5% 1/1/49 (c)	2,000,000	2,312,660

TOTAL MINNESOTA		538,154,659

TOTAL MUNICIPAL BONDS
(Cost $534,069,648)		540,295,250
TOTAL INVESTMENT IN SECURITIES - 98.4%
(Cost $534,069,648)		540,295,250
NET OTHER ASSETS (LIABILITIES) - 1.6%		8,878,740
NET ASSETS - 100%		$549,173,990

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	37.6%
Health Care	21.4%
Electric Utilities	17.2%
Education	8.8%
Transportation	6.9%
Others* (Individually Less Than 5%)	8.1%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $534,069,648)		$540,295,250
Cash		4,335,468
Receivable for fund shares sold		222,156
Interest receivable		7,370,986
Other receivables		1,677
Total assets		552,225,537
Liabilities
Payable for investments purchased on a delayed delivery basis	$2,299,720
Payable for fund shares redeemed	163,650
Distributions payable	343,973
Accrued management fee	162,363
Other affiliated payables	54,079
Other payables and accrued expenses	27,762
Total liabilities		3,051,547
Net Assets		$549,173,990
Net Assets consist of:
Paid in capital		$542,881,764
Undistributed net investment income		96,581
Accumulated undistributed net realized gain (loss) on investments		(29,957)
Net unrealized appreciation (depreciation) on investments		6,225,602
Net Assets, for 48,186,143 shares outstanding		$549,173,990
Net Asset Value, offering price and redemption price per share ($549,173,990 ÷ 48,186,143 shares)		$11.40

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Interest		$8,067,134
Expenses
Management fee	$975,583
Transfer agent fees	254,942
Accounting fees and expenses	68,542
Custodian fees and expenses	2,071
Independent trustees' fees and expenses	1,181
Registration fees	36,787
Audit	26,981
Legal	8,833
Miscellaneous	2,089
Total expenses before reductions	1,377,009
Expense reductions	(3,721)
Total expenses after reductions		1,373,288
Net investment income (loss)		6,693,846
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		11,018
Change in net unrealized appreciation (depreciation) on investment securities		(10,841,660)
Net gain (loss)		(10,830,642)
Net increase (decrease) in net assets resulting from operations		$(4,136,796)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,693,846	$13,220,804
Net realized gain (loss)	11,018	935,893
Change in net unrealized appreciation (depreciation)	(10,841,660)	9,763,276
Net increase (decrease) in net assets resulting from operations	(4,136,796)	23,919,973
Distributions to shareholders from net investment income	(6,693,667)	(13,220,102)
Distributions to shareholders from net realized gain	(769,724)	(413,808)
Total distributions	(7,463,391)	(13,633,910)
Share transactions
Proceeds from sales of shares	50,056,750	78,973,080
Reinvestment of distributions	5,175,312	9,555,900
Cost of shares redeemed	(44,376,450)	(70,449,782)
Net increase (decrease) in net assets resulting from share transactions	10,855,612	18,079,198
Total increase (decrease) in net assets	(744,575)	28,365,261
Net Assets
Beginning of period	549,918,565	521,553,304
End of period	$549,173,990	$549,918,565
Other Information
Undistributed net investment income end of period	$96,581	$96,402
Shares
Sold	4,372,440	6,819,066
Issued in reinvestment of distributions	453,875	824,946
Redeemed	(3,884,479)	(6,087,150)
Net increase (decrease)	941,836	1,556,862

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Minnesota Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.64	$11.42	$11.75	$11.77	$11.39	$11.99
Income from Investment Operations
Net investment income (loss)A	.139	.285	.300	.317	.329	.333
Net realized and unrealized gain (loss)	(.224)	.229	(.286)	.030	.443	(.559)
Total from investment operations	(.085)	.514	.014	.347	.772	(.226)
Distributions from net investment income	(.139)	(.285)	(.300)	(.317)	(.329)	(.333)
Distributions from net realized gain	(.016)	(.009)	(.044)	(.050)	(.063)	(.041)
Total distributions	(.155)	(.294)	(.344)	(.367)	(.392)	(.374)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$11.40	$11.64	$11.42	$11.75	$11.77	$11.39
Total ReturnC,D	(.72)%	4.55%	.08%	3.00%	6.85%	(1.91)%
Ratios to Average Net AssetsE
Expenses before reductions	.51%F	.49%	.50%	.50%	.49%	.50%
Expenses net of fee waivers, if any	.51%F	.49%	.50%	.49%	.49%	.50%
Expenses net of all reductions	.50%F	.49%	.50%	.49%	.49%	.49%
Net investment income (loss)	2.46%F	2.46%	2.54%	2.71%	2.82%	2.85%
Supplemental Data
Net assets, end of period (000 omitted)	$549,174	$549,919	$521,553	$505,992	$506,314	$481,013
Portfolio turnover rate	10%F	11%	13%	13%	15%	14%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018

1. Organization.

Fidelity Minnesota Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Minnesota.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$10,581,921
Gross unrealized depreciation	(4,356,319)
Net unrealized appreciation (depreciation)	$6,225,602
Tax cost	$534,069,648

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $37,839,581 and $27,509,634, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .09% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .03%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $783 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,071.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $1,650.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
Actual	.51%	$1,000.00	$992.80	$2.52
Hypothetical-C		$1,000.00	$1,022.27	$2.56

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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Fidelity Advisor® Municipal Income Fund - Class A, Class M, Class C and Class I Semi-Annual Report June 30, 2018 Class A, Class M, Class C and Class I are classes of Fidelity® Municipal Income Fund

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five States as of June 30, 2018

% of fund's net assets
Illinois	21.9
Florida	13.1
Texas	9.0
Pennsylvania	6.5
New Jersey	6.0

Top Five Sectors as of June 30, 2018

% of fund's net assets
General Obligations	28.5
Transportation	25.9
Health Care	23.0
Electric Utilities	5.5
Education	5.3

Quality Diversification (% of fund's net assets)

As of June 30, 2018
AAA	1.8%
AA,A	70.6%
BBB	19.7%
BB and Below	3.9%
Not Rated	2.8%
Short-Term Investments and Net Other Assets	1.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.8%
	Principal Amount (000s)	Value (000s)
Alabama - 0.3%
Birmingham Gen. Oblig. Series 2013 A, 5% 3/1/32	3,500	3,863
Jefferson County Gen. Oblig. Series 2018 A:
5% 4/1/25	$3,080	$3,526
5% 4/1/26	2,900	3,348
Montgomery Med. Clinic Facilities:
4% 3/1/36	500	499
5% 3/1/33	5,000	5,426

TOTAL ALABAMA		16,662

Alaska - 0.3%
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/35	13,400	15,133
North Slope Borough Gen. Oblig. Series 2017 A, 5% 6/30/21 (Pre-Refunded to 6/30/20 @ 100)	1,755	1,867

TOTAL ALASKA		17,000

Arizona - 1.5%
Arizona Ctfs. of Prtn. Series 2010 A:
5.25% 10/1/26 (FSA Insured)	3,070	3,198
5.25% 10/1/28 (FSA Insured)	9,945	10,360
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 2.359%, tender 1/1/37 (a)(b)	3,000	2,836
Glendale Gen. Oblig. Series 2017:
5% 7/1/30	2,515	2,926
5% 7/1/31	3,750	4,353
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	285	300
5% 7/1/48	355	371
Maricopa County Indl. Dev. Auth. Rev. Series 2016 A:
5% 1/1/32	10,000	11,547
5% 1/1/33	6,000	6,899
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (c)	895	908
6% 1/1/48 (c)	5,485	5,609
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013, 5% 7/1/22 (d)	1,000	1,105
Series 2017 A 5% 7/1/36 (d)	1,750	1,977
Series 2017 A:
5% 7/1/31 (d)	2,050	2,340
5% 7/1/33 (d)	1,100	1,248
5% 7/1/37 (d)	1,300	1,466
Series 2017 B:
5% 7/1/29	2,500	2,935
5% 7/1/33	3,500	4,060
5% 7/1/36	4,000	4,620
5% 7/1/37	2,500	2,883
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2011 C, 5% 7/1/23	2,000	2,178
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/26	1,000	1,106
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007:
5.25% 12/1/21	3,500	3,838
5.5% 12/1/29	8,900	10,665
5.25% 12/1/22	1,500	1,672
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	1,050	1,112
Tempe Indl. Dev. Auth. Rev. (Mirabella At Asu, Inc. Proj.):
Series 2017 A:
6.125% 10/1/47 (c)	530	568
6.125% 10/1/52 (c)	530	566
Series 2017 B, 6% 10/1/37 (c)	265	282

TOTAL ARIZONA		93,928

California - 4.3%
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,925	2,850
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series A, 2.95%, tender 4/1/26 (a)	10,100	10,372
Series B, 2.85%, tender 4/1/25 (a)	8,260	8,465
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	4,275	4,115
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.) Series 2001 A, 0% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,551
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	120	120
Series 2009, 6% 4/1/38	7,815	8,067
Series 2016, 5% 9/1/29	2,210	2,616
5% 8/1/19	10	10
5% 8/1/20	10	10
5.25% 12/1/33	180	181
5.25% 4/1/35	14,200	15,721
5.5% 4/1/28	10	10
5.5% 4/1/30	5	5
5.5% 8/1/30	2,000	2,006
5.5% 3/1/40	6,900	7,326
5.6% 3/1/36	2,950	3,138
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2009 E, 5.625% 7/1/25	9,000	9,335
(Providence Health and Svcs. Proj.) Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	25	25
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E:
5% 6/1/26	2,400	2,718
5% 6/1/27	6,730	7,606
5% 6/1/28	6,175	6,966
(Various Cap. Projs.) Series 2011 A, 5.25% 10/1/26	5,000	5,515
(Various Judicial Council Projs.) Series 2011 D, 5% 12/1/22	4,100	4,535
California Statewide Cmntys. Dev. Auth. Series 2016:
5% 5/15/29	1,250	1,429
5% 5/15/30	1,000	1,136
Folsom Cordova Union School District No. 4 Series A, 0% 10/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,163
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2017 A1:
5% 6/1/22	3,320	3,660
5% 6/1/23	3,795	4,251
5% 6/1/24	2,135	2,422
Kern Cmnty. College District Gen. Oblig. Series 2006:
0% 11/1/28 (FSA Insured)	4,950	3,632
0% 11/1/30 (FSA Insured)	5,000	3,372
Long Beach Unified School District Series 2009, 5.5% 8/1/29	185	193
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005:
5% 9/1/18 (AMBAC Insured)	1,000	1,003
5% 9/1/19 (AMBAC Insured)	2,545	2,551
Los Angeles Dept. Arpt. Rev. Series 2016 B:
5% 5/15/28(d)	1,175	1,353
5% 5/15/29 (d)	1,000	1,147
5% 5/15/30 (d)	1,000	1,144
5% 5/15/31 (d)	1,100	1,256
5% 5/15/32 (d)	1,830	2,085
5% 5/15/33 (d)	1,620	1,841
5% 5/15/34 (d)	1,750	1,980
5% 5/15/35 (d)	1,750	1,977
5% 5/15/36 (d)	2,000	2,256
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
5% 3/1/25	1,455	1,614
5% 3/1/27	2,000	2,212
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	4,000	4,211
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,525	3,125
Oakland Gen. Oblig. Series 2012:
5% 1/15/26	4,535	4,888
5% 1/15/28	4,345	4,681
5% 1/15/29	5,370	5,784
Oakland Unified School District Alameda County Series 2015 A, 5% 8/1/29	1,750	2,047
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/24	8,200	9,018
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	5,900	3,630
Series 2011, 0% 8/1/46	1,150	358
Series B:
0% 8/1/37	7,800	3,789
0% 8/1/39	23,800	10,566
Poway Unified School District Pub. Fing.:
5% 9/1/24	1,000	1,137
5% 9/1/26	1,275	1,445
5% 9/1/29	2,645	2,938
5% 9/1/31	1,195	1,319
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,809
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/28	2,200	2,472
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,800	3,944
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	3,600	2,035
0% 7/1/47	1,830	599
Series 2008 E, 0% 7/1/47 (e)	8,700	5,971
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/27	4,610	5,224
5% 6/1/31	5,785	6,515
San Marcos Unified School District Series 2010 B, 0% 8/1/47	21,300	6,651
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,430	4,441
Union Elementary School District Series B, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,376
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	3,000	3,307
Washington Township Health Care District Gen. Oblig.:
Series 2013 A, 5.5% 8/1/38	4,500	5,235
Series 2013 B, 5.5% 8/1/38	1,000	1,163
Washington Township Health Care District Rev.:
Series 2009 A, 5.75% 7/1/24	1,750	1,803
Series 2010 A:
5.25% 7/1/30	1,100	1,157
5.5% 7/1/38	3,815	4,024
West Contra Costa Unified School District Series 2012, 5% 8/1/26	2,000	2,235

TOTAL CALIFORNIA		270,837

Colorado - 0.9%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38 (f)	2,510	2,784
5% 10/1/43 (f)	3,140	3,452
Colorado Health Facilities Auth. (Parkview Med. Ctr., Inc. Proj.) Series 2016:
4% 9/1/35	1,650	1,686
4% 9/1/36	1,300	1,325
5% 9/1/46	7,300	8,006
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) Series B, 0% 7/15/20 (Escrowed to Maturity)	7,000	6,718
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2017C-2, 5%, tender 3/1/22 (a)	8,255	8,957
Denver City & County Arpt. Rev. Series 2017 A:
5% 11/15/23 (d)	2,275	2,572
5% 11/15/26 (d)	3,450	3,979
5% 11/15/27 (d)	2,945	3,415
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	13,575	12,990
Series 2010 C:
5.25% 9/1/25	1,000	1,067
5.375% 9/1/26	1,000	1,066

TOTAL COLORADO		58,017

Connecticut - 0.8%
Connecticut Gen. Oblig. Series 2014 C, 5% 6/15/25	1,680	1,884
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT Proj.) Series 2017 I-1, 5% 7/1/42	6,050	6,800
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/26	500	577
5% 7/1/27	350	407
5% 7/1/28	635	737
5% 7/1/29	400	462
Series 2016 K, 4% 7/1/46	8,835	8,574
Series K1:
5% 7/1/27	500	566
5% 7/1/29	1,280	1,447
5% 7/1/30	1,000	1,126
5% 7/1/33	1,600	1,785
5% 7/1/34	750	833
Connecticut State Revolving Fund Gen. Rev. Series 2017 A:
5% 5/1/33	5,100	6,007
5% 5/1/35	3,790	4,428
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (d)	1,525	1,548
Hbr. Point Infra Impt. District Series 2017:
5% 4/1/30 (c)	4,570	5,003
5% 4/1/39 (c)	5,875	6,273
New Britain Gen. Oblig. Series 2017 C, 5% 3/1/29 (FSA Insured)	1,070	1,230
New Haven Gen. Oblig. Series 2016 A:
5% 8/15/18 (Escrowed to Maturity)	255	256
5% 8/15/18 (FSA Insured)	2,585	2,595

TOTAL CONNECTICUT		52,538

District Of Columbia - 0.8%
District of Columbia Rev. Series B, 4.75% 6/1/32	2,700	2,822
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2014 A, 5% 10/1/24 (d)	7,000	8,014
Series 2017 A:
5% 10/1/28 (d)	6,650	7,799
5% 10/1/29 (d)	8,080	9,447
5% 10/1/30 (d)	8,250	9,588
5% 10/1/31 (d)	1,450	1,680
5% 10/1/32 (d)	2,240	2,589
5% 10/1/33 (d)	1,100	1,267
5% 10/1/35 (d)	2,500	2,866
5% 10/1/42 (d)	5,000	5,681

TOTAL DISTRICT OF COLUMBIA		51,753

Florida - 13.1%
Brevard County School Board Ctfs. of Prtn. Series 2015 C:
5% 7/1/25	2,000	2,323
5% 7/1/26	1,750	2,011
5% 7/1/28	1,745	1,992
Broward County Arpt. Sys. Rev.:
Series 2012 P-1, 5% 10/1/22 (d)	965	1,074
Series 2012 Q1, 5% 10/1/25	5,215	5,790
Series 2017:
5% 10/1/25 (d)	250	288
5% 10/1/26 (d)	1,000	1,160
5% 10/1/27 (d)	1,000	1,169
5% 10/1/28 (d)	1,000	1,163
5% 10/1/29 (d)	2,660	3,080
5% 10/1/30 (d)	735	847
5% 10/1/32 (d)	3,500	4,013
5% 10/1/33 (d)	1,305	1,491
5% 10/1/34 (d)	1,275	1,451
5% 10/1/35 (d)	1,500	1,703
5% 10/1/36 (d)	2,000	2,267
5% 10/1/37 (d)	2,250	2,547
5% 10/1/42 (d)	4,250	4,793
5% 10/1/47 (d)	6,000	6,741
Series A:
5% 10/1/23 (d)	1,425	1,610
5% 10/1/28 (d)	3,000	3,398
5% 10/1/30 (d)	3,500	3,936
5% 10/1/31 (d)	3,000	3,363
5% 10/1/32 (d)	2,800	3,131
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	670	779
(Broward County School District) Series 2012 A, 5% 7/1/24	2,170	2,395
Series 2012 A:
5% 7/1/24 (Pre-Refunded to 7/1/22 @ 100)	2,230	2,482
5% 7/1/27	5,695	6,231
Series 2015 A:
5% 7/1/24	2,240	2,573
5% 7/1/26	7,200	8,309
5% 7/1/27	1,000	1,150
Series 2015 B:
5% 7/1/24	2,755	3,164
5% 7/1/25	2,355	2,731
Series 2016, 5% 7/1/32	2,200	2,521
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	1,715	1,766
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	27,010	29,747
Duval County School Board Ctfs. of Prtn.:
Series 2015 B:
5% 7/1/28	2,060	2,352
5% 7/1/32	12,225	13,798
Series 2016 A, 5% 7/1/33	1,340	1,532
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2011 E, 5% 6/1/24	6,600	7,169
Series 2011 F, 5% 6/1/23	6,070	6,600
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/18	3,320	3,320
Florida Higher Edl. Facilities Fing. Auth. (Jacksonville Univ. Proj.) Series 2018 A1, 5% 6/1/48 (c)	2,900	3,043
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	6,400	7,070
Series 2015 C:
5% 10/1/30	3,270	3,625
5% 10/1/40	2,000	2,176
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	2,185	2,535
5% 10/1/31	2,385	2,754
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	3,700	4,073
Series 2015 B:
5% 10/1/28	1,000	1,149
5% 10/1/30	1,800	2,052
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2016:
5% 10/1/20 (d)	200	213
5% 10/1/21 (d)	1,545	1,682
5% 10/1/22 (d)	1,000	1,109
5% 10/1/23 (d)	2,545	2,861
5% 10/1/24 (d)	3,000	3,409
5% 10/1/25 (d)	3,225	3,696
5% 10/1/26 (d)	1,700	1,967
5% 10/1/27 (d)	1,000	1,166
Series 2016A, 5% 10/1/46 (d)	1,000	1,116
Series 2017 A:
5% 10/1/24 (d)	2,325	2,642
5% 10/1/25 (d)	1,000	1,146
5% 10/1/27 (d)	2,000	2,331
5% 10/1/29 (d)	3,000	3,463
5% 10/1/30 (d)	3,220	3,703
5% 10/1/31 (d)	8,625	9,896
5% 10/1/32 (d)	6,755	7,727
5% 10/1/33 (d)	10,000	11,404
5% 10/1/34 (d)	6,000	6,822
5% 10/1/35 (d)	7,930	8,996
5% 10/1/36 (d)	7,500	8,502
5% 10/1/37 (d)	6,250	7,074
Halifax Hosp. Med. Ctr. Rev.:
4% 6/1/27	1,405	1,462
5% 6/1/24	275	312
5% 6/1/25	1,285	1,470
5% 6/1/26	1,625	1,835
5% 6/1/46	2,935	3,155
Highlands County Health Facilities Auth. Rev. Series 2008:
6% 11/15/37	12,970	13,793
6% 11/15/37 (Pre-Refunded to 11/15/19 @ 100)	30	32
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/24	5,500	6,116
5% 10/1/25	1,000	1,110
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/27 (FSA Insured)	1,000	1,121
5% 6/1/28 (FSA Insured)	1,000	1,117
5% 6/1/30 (FSA Insured)	2,250	2,498
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (d)	6,310	6,827
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	7,300	7,825
Series 2010, 5.5% 10/1/30	3,035	3,270
Series 2012 A:
5% 10/1/21 (d)	1,900	2,070
5% 10/1/22 (d)	1,000	1,110
5% 10/1/23 (d)	7,700	8,529
5% 10/1/24 (d)	9,050	9,986
5% 10/1/30 (d)	7,015	7,661
5% 10/1/31 (d)	4,000	4,361
Series 2014 A:
5% 10/1/28 (d)	5,000	5,657
5% 10/1/33 (d)	8,385	9,353
5% 10/1/36 (d)	15,855	17,600
5% 10/1/37	12,925	14,433
Series 2015 A:
5% 10/1/29 (d)	1,585	1,778
5% 10/1/31 (d)	1,330	1,482
5% 10/1/35 (d)	5,500	6,115
Series 2016 A:
5% 10/1/29	1,450	1,684
5% 10/1/31	1,750	2,022
Series 2017 B, 5% 10/1/40 (d)	13,000	14,692
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/26	3,750	4,149
Miami-Dade County Expressway Auth.:
Series 2014 A, 5% 7/1/44	3,500	3,853
Series 2014 B:
5% 7/1/26	2,500	2,847
5% 7/1/27	1,750	1,988
5% 7/1/28	1,000	1,132
Series A:
5% 7/1/32	4,300	4,920
5% 7/1/33	3,650	4,163
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 8/1/22 (AMBAC Insured)	3,325	3,334
Series 2011 B, 5.625% 5/1/31	6,600	7,195
Series 2015 A:
5% 5/1/26	5,500	6,287
5% 5/1/27 (FSA Insured)	780	887
5% 5/1/28	17,710	19,998
5% 5/1/29	4,075	4,583
Series 2015 B:
5% 5/1/26	8,500	9,717
5% 5/1/27	22,130	25,165
5% 5/1/28	16,995	19,191
Series 2016 A:
5% 5/1/30	7,520	8,523
5% 5/1/32	16,860	19,046
Series 2016 B, 5% 8/1/26	10,825	12,647
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/42	2,200	2,386
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	4,000	4,523
North Brevard County Hosp. District Rev. 5.75% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	600	606
Orange County Health Facilities Auth. Series 2012 A, 5% 10/1/42	12,050	13,044
Orange County School Board Ctfs. of Prtn.:
Series 2015 C, 5% 8/1/30	10,000	11,431
Series 2016 C, 5% 8/1/33	3,770	4,331
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 B, 5% 10/1/33	2,115	2,167
Series 2012 A:
5% 10/1/23	2,300	2,631
5% 10/1/25	1,100	1,291
Palm Beach County Arpt. Sys. Rev. Series 2016:
5% 10/1/21 (d)	1,200	1,308
5% 10/1/23 (d)	1,325	1,492
5% 10/1/24 (d)	1,375	1,563
5% 10/1/25 (d)	2,915	3,339
5% 10/1/26 (d)	2,060	2,378
5% 10/1/27 (d)	1,000	1,158
5% 10/1/29 (d)	1,040	1,188
5% 10/1/30 (d)	1,850	2,105
5% 10/1/31 (d)	1,300	1,475
5% 10/1/32 (d)	2,000	2,264
5% 10/1/33 (d)	4,295	4,845
5% 10/1/34 (d)	4,505	5,061
5% 10/1/35 (d)	4,745	5,323
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/22	670	739
5% 12/1/23	1,395	1,553
5% 12/1/24	1,530	1,719
5% 12/1/25	540	600
5% 12/1/31	500	545
Palm Beach County School Board Ctfs. of Prtn. Series 2015 D:
5% 8/1/28	4,715	5,429
5% 8/1/29	5,995	6,882
5% 8/1/30	16,510	18,804
5% 8/1/31	16,580	18,850
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/29	5,000	5,765
5% 10/1/32	6,270	7,187
South Lake County Hosp. District (South Lake Hosp., Inc.):
Series 2009 A:
6% 4/1/29	1,400	1,436
6.25% 4/1/39	3,300	3,388
Series 2010, 5.25% 10/1/34	3,500	3,683
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
4% 8/15/33	2,500	2,597
5% 8/15/26	3,400	3,940
5% 8/15/27	2,250	2,630
5% 8/15/28	1,500	1,745
5% 8/15/30	3,245	3,742
5% 8/15/31	3,130	3,604
5% 8/15/32	2,330	2,677
5% 8/15/34	6,475	7,379
5% 8/15/35	4,295	4,884
5% 8/15/42	6,600	7,444
5% 8/15/47	9,800	11,004
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/41	1,100	1,193
Series 2015 A, 5% 12/1/40	2,200	2,377
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A:
5% 9/1/22	2,300	2,554
5% 9/1/25	410	453
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A:
5% 8/1/29 (Build America Mutual Assurance Insured)	1,000	1,137
5% 8/1/32 (Build America Mutual Assurance Insured)	5,000	5,652
(Master Lease Prog.) Series 2014 B:
5% 8/1/25	1,775	2,030
5% 8/1/26	340	388

TOTAL FLORIDA		819,382

Georgia - 2.4%
Atlanta Wtr. & Wastewtr. Rev. 5% 11/1/27	1,000	1,153
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 1997 1, 2.05%, tender 11/19/21 (a)	2,000	1,972
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (a)	7,600	7,613
2.2%, tender 4/2/19 (a)	3,000	3,006
2.2%, tender 4/2/19 (a)	6,500	6,513
2.2%, tender 4/2/19 (a)	4,100	4,108
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	9,145	9,776
6.125% 9/1/40	14,920	15,885
DeKalb County Wtr. & Swr. Rev. Series 2011 A:
5.25% 10/1/36	3,000	3,277
5.25% 10/1/41	5,600	6,113
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/24	6,500	6,994
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series S:
5% 10/1/22	3,425	3,785
5% 10/1/23	4,000	4,450
Glynn-Brunswick Memorial Hosp. Auth. Rev.:
(Southeast Health Sys. Proj.) Series 2017:
4% 8/1/43	2,245	2,245
5% 8/1/39	2,060	2,245
(Southeast GA. Health Sys. Proj.) Series 2017, 5% 8/1/43	2,745	3,022
Main Street Natural Gas, Inc. Bonds Series 2018 C, 4%, tender 12/1/23 (a)	50,645	54,199
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.25% 9/15/19	1,915	1,989
Private Colleges & Univs. Auth. Rev. (The Savannah College of Art and Design Projs.) Series 2014:
5% 4/1/25	3,500	3,918
5% 4/1/30	2,000	2,195
5% 4/1/44	3,815	4,114
Valdosta & Lowndes County Hosp. (South Georgia Med. Ctr. Proj.) 5% 10/1/20	1,570	1,575

TOTAL GEORGIA		150,147

Hawaii - 0.6%
Hawaii Arpts. Sys. Rev. Series 2015 A:
5% 7/1/41 (d)	7,500	8,325
5% 7/1/45 (d)	19,875	22,009
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/22 (d)	1,575	1,735
5.25% 8/1/24 (d)	2,000	2,253
5.25% 8/1/25 (d)	2,500	2,796

TOTAL HAWAII		37,118

Idaho - 0.2%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	4,355	4,424
6.75% 11/1/37	5,500	5,591
Series 2015 ID, 5% 12/1/25	2,750	3,173

TOTAL IDAHO		13,188

Illinois - 21.9%
Boone & Winnebago County Cmnty. Unit School District 200:
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,810	1,687
0% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950	1,757
Chicago Board of Ed.:
Series 1999 A:
0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	990
5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,385	2,554
Series 2008 C:
5.25% 12/1/23	2,410	2,421
5.25% 12/1/24	1,630	1,637
Series 2010 F, 5% 12/1/20	1,295	1,335
Series 2011 A:
5% 12/1/41	5,785	5,804
5.25% 12/1/41	3,580	3,620
5.5% 12/1/39	7,900	8,054
Series 2012 A, 5% 12/1/42	9,215	9,215
Series 2015 C, 5.25% 12/1/39	1,700	1,725
Series 2016 B, 6.5% 12/1/46	800	916
Series 2017 A, 7% 12/1/46 (c)	2,800	3,351
Series 2017 C:
5% 12/1/22	2,630	2,743
5% 12/1/23	2,270	2,373
5% 12/1/24	5,760	6,020
5% 12/1/25	3,290	3,439
5% 12/1/26	965	1,007
5% 12/1/30	2,545	2,658
Series 2017 D:
5% 12/1/23	2,970	3,104
5% 12/1/24	1,245	1,301
5% 12/1/31	3,000	3,123
Series 2018 A:
5% 12/1/25	1,000	1,045
5% 12/1/26	1,000	1,043
5% 12/1/28	4,730	4,925
5% 12/1/30	2,000	2,067
5% 12/1/32	1,150	1,185
5% 12/1/35	1,000	1,021
Chicago Midway Arpt. Rev.:
Series 2014 A:
5% 1/1/27 (d)	10,330	11,397
5% 1/1/28 (d)	19,150	21,067
5% 1/1/33 (d)	5,375	5,850
5% 1/1/34 (d)	2,600	2,826
Series 2016 A, 5% 1/1/28 (d)	2,000	2,244
Series 2016 B:
4% 1/1/35	1,575	1,621
5% 1/1/36	2,000	2,230
5% 1/1/37	2,700	3,004
5% 1/1/46	7,085	7,824
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 A, 5% 1/1/22 (d)	6,715	7,320
Series 2013 B, 5% 1/1/27	11,275	12,426
Series 2013 D, 5% 1/1/27	3,200	3,527
Series 2015 A:
5% 1/1/25 (d)	5,335	6,065
5% 1/1/31 (d)	6,040	6,654
5% 1/1/32 (d)	12,200	13,411
Series 2015 C:
5% 1/1/24 (d)	1,435	1,616
5% 1/1/46 (d)	2,395	2,589
Series 2016 B, 5% 1/1/34	6,100	6,831
Series 2016 C:
5% 1/1/33	2,725	3,061
5% 1/1/34	3,155	3,533
Series 2016 G:
5% 1/1/37 (d)	2,000	2,197
5% 1/1/42 (d)	2,000	2,183
5.25% 1/1/29 (d)	350	409
5.25% 1/1/31 (d)	400	463
Series 2017 A, 5% 1/1/31	3,535	4,047
Series 2017 B:
5% 1/1/35	2,100	2,376
5% 1/1/37	8,550	9,619
Series 2017 C:
5% 1/1/30	600	688
5% 1/1/31	600	687
5% 1/1/32	650	743
Series 2017 D:
5% 1/1/28 (d)	2,990	3,411
5% 1/1/29 (d)	2,500	2,828
5% 1/1/32 (d)	2,700	3,012
5% 1/1/34 (d)	4,060	4,488
5% 1/1/35 (d)	3,000	3,310
5% 1/1/36 (d)	3,730	4,104
5% 1/1/37 (d)	2,000	2,197
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/38 (d)	2,640	2,932
5% 7/1/48 (d)	10,905	11,994
Chicago Transit Auth.:
Series 2014, 5.25% 12/1/49	18,000	19,914
Series 2017, 5% 12/1/46	4,100	4,427
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/22	2,020	2,216
5% 6/1/23	1,815	2,024
5% 6/1/24	305	342
5% 6/1/25	305	344
5% 6/1/26	245	278
Cmnty. College District #525 Gen. Oblig. 5.75% 6/1/28	625	626
Cook County Forest Preservation District:
(Ltd. Tax Proj.) Series 2012 B, 5% 12/15/37	2,500	2,640
Series 2012 A, 5% 11/15/22	2,000	2,181
Series 2012 C:
5% 12/15/21	1,000	1,076
5% 12/15/37	1,000	1,056
Cook County Gen. Oblig.:
Series 2010 A:
5.25% 11/15/22	690	737
5.25% 11/15/33	23,025	24,221
Series 2010 G, 5% 11/15/25	3,400	3,588
Series 2012 C, 5% 11/15/24	11,100	12,212
Series 2016 A:
5% 11/15/26	5,340	6,125
5% 11/15/27	2,800	3,194
5% 11/15/28	3,650	4,146
5% 11/15/29	4,540	5,132
5% 11/15/30	5,000	5,629
Grundy & Will Counties Cmnty. School Gen. Obligan Series 2017, 5% 2/1/25	900	1,018
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	4,500	4,439
Illinois Fin. Auth. Rev.:
( Bradley Univ. Proj.) Series 2017 C, 5% 8/1/29	650	736
( Bradley Univ. Proj.) Series 2017 C, 5% 8/1/30	915	1,033
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/32	1,225	1,378
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/34	1,000	1,030
5% 10/1/29	1,000	1,147
5% 10/1/30	1,000	1,144
5% 10/1/35	2,000	2,254
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5.375% 5/15/25	30,230	32,004
5.375% 5/15/30	7,270	7,645
(Presence Health Proj.) Series 2016 C:
3.625% 2/15/32	1,150	1,155
4% 2/15/33	270	283
5% 2/15/25	230	265
5% 2/15/26	3,050	3,560
5% 2/15/29	6,170	7,172
5% 2/15/36	1,400	1,594
(Rosalind Franklin Unversity Research Bldg. Proj.) Series 2017 C, 5% 8/1/46	1,000	1,087
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	500	555
(Silver Cross Health Sys. II Proj.) Series 2015C, 4.125% 8/15/37	865	871
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	1,995	2,001
Bonds (Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	2,215	2,200
Series 2009, 5% 8/15/23 (Pre-Refunded to 8/15/20 @ 100)	1,865	1,987
Series 2010, 5.25% 5/1/25	7,000	7,428
Series 2012 A:
5% 5/15/20	500	527
5% 5/15/22	2,180	2,402
5% 5/15/23	300	329
Series 2012:
4% 9/1/32	8,775	8,579
5% 9/1/32	1,900	2,007
5% 9/1/38	26,250	27,543
5% 11/15/43	5,215	5,486
Series 2013:
5% 11/15/24	500	552
5% 11/15/27	100	110
5% 11/15/28	2,875	3,151
5% 11/15/29	1,400	1,532
5% 5/15/43	11,805	12,387
Series 2014, 5% 8/1/38	13,350	14,761
Series 2015 A:
5% 11/15/21	600	656
5% 11/15/45	3,225	3,506
Series 2015 B, 5% 11/15/27	3,160	3,585
Series 2015 C:
5% 8/15/35	7,460	8,120
5% 8/15/44	36,450	39,177
Series 2016 A:
5% 8/15/22	1,000	1,085
5% 7/1/24	1,395	1,575
5% 8/15/25	2,380	2,655
5% 8/15/26	3,180	3,569
5% 7/1/28	1,230	1,382
5% 2/15/29	5,140	5,739
5% 2/15/30	5,425	6,038
5% 7/1/30	710	789
5% 2/15/31	4,375	4,857
5% 7/1/31	1,255	1,392
5% 2/15/32	4,250	4,706
5% 7/1/33	650	717
5% 7/1/34	5,000	5,493
5% 8/15/34	645	702
5% 8/15/35	510	554
5% 8/15/36	2,035	2,206
5.25% 8/15/27	2,255	2,561
5.25% 8/15/28	2,895	3,274
5.25% 8/15/30	2,225	2,500
5.25% 8/15/31	600	673
Series 2016 B:
5% 8/15/31	7,365	8,374
5% 8/15/32	6,040	6,838
5% 8/15/34	7,515	8,406
5% 8/15/36	10,485	11,662
Series 2016 C:
3.75% 2/15/34	1,465	1,468
4% 2/15/36	6,230	6,464
4% 2/15/41	17,890	18,469
5% 2/15/22	1,320	1,455
5% 2/15/24	670	764
5% 2/15/30	7,760	8,994
5% 2/15/31	13,500	15,614
5% 2/15/32	4,420	5,094
5% 2/15/34	3,525	4,031
5% 2/15/41	10,685	12,140
Series 2016:
5% 5/15/29	1,255	1,422
5% 5/15/30	2,655	3,001
5% 12/1/46	4,585	4,981
Series 2017 A, 5% 8/1/42	880	959
Series 2017:
5% 7/1/26	1,750	2,061
5% 1/1/29	3,350	3,912
5% 7/1/32	8,495	9,823
5% 7/1/33	6,815	7,852
5% 7/1/34	5,605	6,418
5% 7/1/35	4,710	5,374
Illinois Gen. Oblig.:
Series 2006:
5% 1/1/19	5,200	5,267
5.5% 1/1/31	6,040	6,594
Series 2010:
5% 1/1/21 (FSA Insured)	3,100	3,213
5% 1/1/23 (FSA Insured)	7,900	8,150
Series 2012 A, 4% 1/1/23	2,525	2,554
Series 2012:
5% 8/1/19	2,965	3,042
5% 8/1/21	2,400	2,511
5% 3/1/23	5,150	5,393
5% 8/1/23	4,600	4,874
5% 3/1/28	220	227
Series 2013:
5% 1/1/22	2,925	2,995
5.5% 7/1/24	1,000	1,076
5.5% 7/1/25	5,215	5,583
Series 2014:
5% 2/1/22	1,060	1,113
5% 2/1/23	4,425	4,673
5% 2/1/25	3,630	3,828
5% 2/1/26	2,740	2,874
5% 4/1/28	2,290	2,390
5% 5/1/28	2,150	2,244
5% 5/1/32	9,300	9,627
5.25% 2/1/30	9,200	9,676
5.25% 2/1/31	435	457
Series 2016:
5% 11/1/20	4,680	4,861
5% 2/1/23	1,810	1,911
5% 2/1/24	10,010	10,624
5% 6/1/25	8,810	9,370
5% 11/1/25	3,000	3,193
5% 6/1/26	1,200	1,276
5% 2/1/27	8,525	9,075
5% 2/1/28	6,860	7,277
5% 2/1/29	6,445	6,813
Series 2017 D:
5% 11/1/22	23,880	25,247
5% 11/1/23	25,000	26,533
5% 11/1/24	35,000	37,240
5% 11/1/25	35,000	37,248
5% 11/1/26	25,000	26,609
5% 11/1/27	3,500	3,731
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/25	8,110	9,253
5% 2/1/26	10,370	11,854
5% 2/1/31	4,070	4,574
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2015 A:
5% 1/1/37	3,650	4,061
5% 1/1/40	15,600	17,306
Series 2015 B, 5% 1/1/40	8,700	9,724
Series 2016 A:
5% 12/1/31	7,035	8,034
5% 12/1/32	10,300	11,748
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/19 (FSA Insured)	2,000	1,943
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/21 (AMBAC Insured)	3,095	2,833
0% 12/1/21 (Escrowed to Maturity)	1,905	1,778
6.5% 1/1/20 (AMBAC Insured)	3,140	3,354
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016:
5% 2/1/34	7,000	7,792
5% 2/1/35	5,000	5,559
5% 2/1/36	8,600	9,542
Lake County Cmnty. High School District #117, Antioch:
Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805	1,694
Series B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,240	7,181
McHenry & Kane Counties Cmnty. Consolidated School District #158:
Series 2003:
0% 1/1/19	2,770	2,738
0% 1/1/19 (Escrowed to Maturity)	185	184
Series 2004, 0% 1/1/24 (FSA Insured)	5,100	4,279
0% 1/1/19 (Escrowed to Maturity)	45	45
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,610	3,399
Series 1994 A, 0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,645	6,463
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,300	5,249
Series 2010 B1:
0% 6/15/43 (FSA Insured)	50,715	16,345
0% 6/15/44 (FSA Insured)	58,500	17,972
0% 6/15/45 (FSA Insured)	30,500	8,907
0% 6/15/47 (FSA Insured)	3,625	955
Series 2012 B, 0% 12/15/51	13,100	2,411
Series A:
0% 6/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,265	1,101
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,090	2,399
Series 1993:
0% 6/15/19	2,780	2,704
0% 6/15/19 (Escrowed to Maturity)	565	556
Series 1996 A, 0% 6/15/24	3,060	2,432
Series 2002, 5.5% 6/15/20	265	267
Series 2017 B:
5% 12/15/25	1,000	1,089
5% 12/15/26	3,325	3,624
5% 12/15/27	355	388
5% 12/15/31	675	733
5% 12/15/34	400	430
Series A, 0% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,155	2,064
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/27	5,000	5,692
5% 6/1/28	2,750	3,110
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,000	7,674
Series 1999 A:
0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600	1,535
0% 4/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,965	4,626
Series 2010 A:
5% 4/1/25	6,125	6,420
5.25% 4/1/30	4,200	4,408
Series 2013:
6% 10/1/42	5,500	6,198
6.25% 10/1/38	5,430	6,201
Will County Cmnty. Unit School District #365-U:
Series 2007 B, 0% 11/1/26 (FSA Insured)	6,155	4,660
Series 2012, 0% 11/1/25	790	622
0% 11/1/19 (Escrowed to Maturity)	1,465	1,429
0% 11/1/19 (FSA Insured)	9,410	9,145
Will County Illinois Series 2016:
5% 11/15/31	1,620	1,813
5% 11/15/32	1,235	1,380
5% 11/15/33	1,500	1,671
5% 11/15/34	1,500	1,667

TOTAL ILLINOIS		1,370,035

Indiana - 2.0%
Crown Point Multi-School Bldg. Corp. 0% 1/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,480	7,100
Indiana Fin. Auth. Rev.:
Series 2012:
5% 3/1/30	4,575	4,961
5% 3/1/41	8,360	8,944
Series 2015 A, 5.25% 2/1/32	7,060	8,183
Series 2016:
4% 9/1/21	400	422
5% 9/1/22	300	332
5% 9/1/23	450	506
5% 9/1/24	675	769
5% 9/1/26	1,300	1,507
5% 9/1/27	650	750
5% 9/1/28	3,065	3,522
5% 9/1/29	1,500	1,716
5% 9/1/30	1,400	1,596
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A:
5% 10/1/24	400	446
5% 10/1/26	2,545	2,825
Series 2015 A:
5% 10/1/30	4,820	5,495
5% 10/1/45	27,300	30,751
Series 2011 A, 5.25% 10/1/25	1,750	1,922
Indianapolis Local Pub. Impt. Series 2016:
4% 1/1/32 (d)	1,000	1,035
4% 1/1/33 (d)	1,000	1,031
4% 1/1/34 (d)	1,000	1,028
4% 1/1/35 (d)	2,780	2,849
5% 1/1/21 (d)	4,755	5,108
5% 1/1/22 (d)	8,590	9,410
5% 1/1/23 (d)	3,470	3,863
5% 1/1/26 (d)	1,055	1,208
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 7/15/18	400	400
5% 1/15/30	12,040	13,339
Zionsville Cmnty. Schools Bldg. Series 2005, 5% 7/15/20 (FSA Insured)	1,945	2,056

TOTAL INDIANA		123,074

Kansas - 0.5%
Kansas Dev. Fin. Agcy. Series 2009:
5.75% 11/15/38 (Pre-Refunded to 11/15/19 @ 100)	275	289
5.75% 11/15/38 (Pre-Refunded to 11/15/19 @ 100)	12,225	12,903
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/23	1,860	2,058
5% 9/1/25	4,000	4,426
5% 9/1/26	1,950	2,154
Series 2016 A:
5% 9/1/40	4,515	5,025
5% 9/1/45	6,800	7,545

TOTAL KANSAS		34,400

Kentucky - 0.8%
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/21	650	695
5% 1/1/22	725	792
5% 1/1/23	425	471
5% 1/1/28	1,585	1,781
5% 1/1/31	1,500	1,673
5% 1/1/32	1,500	1,668
Kentucky Econ. Dev. Fin. Auth. Rev. Louisville Arena Auth., Inc. Series 2017A, 5% 12/1/47 (FSA Insured)	1,620	1,762
Kentucky State Property & Buildings Commission Rev. (Proj. No. 119) Series 2018:
5% 5/1/26	1,005	1,144
5% 5/1/27	2,940	3,359
5% 5/1/29	5,445	6,221
5% 5/1/32	1,430	1,636
5% 5/1/33	1,105	1,260
5% 5/1/34	1,260	1,429
5% 5/1/35	745	835
5% 5/1/36	630	705
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	3,400	3,820
5.75% 10/1/38	8,765	9,940
Louisville/Jefferson County Metropolitan Gov. Series 2012 A:
5% 12/1/28	745	794
5% 12/1/30	725	770
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	3,000	3,257
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2001 B, 2.55%, tender 5/3/21 (a)	8,130	8,134

TOTAL KENTUCKY		52,146

Louisiana - 0.8%
Louisiana Pub. Facilities Auth. Rev. (Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/24	1,500	1,715
5% 12/15/25	3,120	3,613
5% 12/15/26	1,260	1,463
5% 12/15/28	2,000	2,301
5% 12/15/29	1,420	1,624
5% 12/15/30	2,800	3,195
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/27 (d)	1,400	1,575
5% 1/1/29 (d)	5,190	5,798
5% 1/1/30 (d)	7,000	7,790
5% 1/1/31 (d)	2,500	2,770
5% 1/1/40 (d)	8,285	9,021
Series 2017 B:
5% 1/1/27 (d)	400	460
5% 1/1/28 (d)	245	280
5% 1/1/32 (d)	400	451
5% 1/1/33 (d)	700	785
5% 1/1/34 (d)	215	240
5% 1/1/35 (d)	400	446
Series 2017 D2:
5% 1/1/27 (d)	500	575
5% 1/1/28 (d)	720	824
5% 1/1/31 (d)	640	724
5% 1/1/33 (d)	1,025	1,150
5% 1/1/34 (d)	1,230	1,375
5% 1/1/36 (d)	935	1,041
5% 1/1/37 (d)	1,540	1,713

TOTAL LOUISIANA		50,929

Maine - 1.0%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	3,790	3,934
Series 2008 D, 5.75% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	330	330
Series 2013, 5% 7/1/25	1,730	1,856
Series 2016 A:
4% 7/1/41	2,310	2,127
4% 7/1/46	3,225	2,932
5% 7/1/41	10,410	10,927
5% 7/1/46	27,715	29,054
Series 2017 B:
4% 7/1/25	450	486
4% 7/1/31	700	730
4% 7/1/32	500	519
4% 7/1/34	1,010	1,040
5% 7/1/26	325	375
5% 7/1/28	510	590
5% 7/1/29	400	460
5% 7/1/33	1,000	1,134
5% 7/1/35	760	857
Series 2017 D, 5.75% 7/1/38	165	166
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/32	1,050	1,195
5% 7/1/36	2,600	2,929
5% 7/1/38	670	754

TOTAL MAINE		62,395

Maryland - 0.6%
Baltimore Proj. Rev. (Wtr. Projs.) Series 2009 A:
5.375% 7/1/34 (Pre-Refunded to 7/1/19 @ 100)	185	192
5.375% 7/1/34 (Pre-Refunded to 7/1/19 @ 100)	315	327
City of Westminster Series 2016:
5% 11/1/27	2,595	2,892
5% 11/1/28	2,750	3,050
5% 11/1/29	2,910	3,203
5% 11/1/30	3,085	3,384
5% 11/1/31	1,245	1,359
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/30	1,250	1,416
5% 6/1/35	2,000	2,240
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D:
5% 3/31/41 (d)	1,815	1,988
5% 3/31/46 (d)	3,000	3,275
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	3,195	3,576
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F, 5.25% 7/1/21	1,000	1,001
Series 2010, 5.625% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	3,365	3,617
Series 2015, 5% 7/1/24	755	851
Series 2016 A:
4% 7/1/42	1,725	1,720
5% 7/1/35	695	763
Rockville Mayor & Council Econ. Dev. (Rfdg.-Ingleside King Farm Proj.) Series 2017:
2.5% 11/1/24	1,760	1,735
3% 11/1/25	1,290	1,283
5% 11/1/30	455	502

TOTAL MARYLAND		38,374

Massachusetts - 2.6%
Massachusetts Dev. Fin. Agcy. Rev.:
( Lawrence Gen. Hosp. MA. Proj.) Series 2017:
5% 7/1/30	760	828
5% 7/1/37	1,000	1,069
(Lawrence Gen. Hosp. MA. Proj.) Series 2017:
5% 7/1/25	170	187
5% 7/1/29	715	780
5% 7/1/31	805	875
5% 7/1/32	1,000	1,084
5% 7/1/34	1,000	1,075
5% 7/1/42	900	959
(Lawrence Gen. Hosp.) Series 2017:
5% 7/1/19	230	236
5% 7/1/20	370	388
5% 7/1/21	380	405
5% 7/1/47	1,400	1,486
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	1,645	1,840
(Newbridge On The Charles Proj.) Series 2017:
4% 10/1/32 (c)	3,000	2,993
4.125% 10/1/42 (c)	3,600	3,592
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/30	3,880	4,577
5% 7/1/32	14,340	16,811
5% 7/1/34	4,225	4,896
Series 2017, 4% 7/1/41	10,000	10,238
(Tufts Med. Ctr. Proj.) Series 2011, 6.75% 1/1/36	1,585	1,761
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	1,000	995
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/27	1,005	1,130
5% 10/1/28	1,055	1,181
5% 10/1/29	1,110	1,237
5% 10/1/31	1,225	1,357
5% 10/1/32	1,285	1,421
Series 2016:
5% 10/1/29	1,000	1,161
5% 10/1/30	1,500	1,737
5% 7/1/31	1,675	1,876
5% 10/1/31	1,620	1,870
5% 7/1/46	1,390	1,519
Series 2017, 5% 7/1/27	645	705
Series BB1, 5% 10/1/46	415	471
Massachusetts Edl. Fing. Auth. Rev. Series 2017 B, 4.25% 7/1/46 (d)	10,000	10,197
Massachusetts Gen. Oblig.:
Series 2016 B, 5% 7/1/31	2,420	2,808
Series 2017 A:
5% 4/1/36	2,115	2,442
5% 4/1/42	8,010	9,168
Series 2017 D:
5% 2/1/33	5,390	6,262
5% 2/1/34	12,295	14,223
5% 2/1/35	4,710	5,437
Series 2017 F, 5% 11/1/46	4,000	4,597
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (g)	1,355	1,360
Massachusetts Port Auth. Rev.:
Series 2016 A:
5% 7/1/33	2,100	2,434
5% 7/1/34	1,080	1,247
5% 7/1/38	1,570	1,804
Series 2016 B, 5% 7/1/43 (d)	18,590	20,795
Series 2017 A:
5% 7/1/24 (d)	4,865	5,535
5% 7/1/25 (d)	1,810	2,074

TOTAL MASSACHUSETTS		163,123

Michigan - 1.7%
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/23	4,000	4,398
Detroit Swr. Disp. Rev. Series 2001 E, 5.75% 7/1/31 (Pre-Refunded to 7/1/18 @ 100)	385	385
Grand Rapids Pub. Schools Series 2016, 5% 5/1/26 (FSA Insured)	3,065	3,566
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 5% 5/15/28	2,360	2,662
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	3,000	3,286
Michigan Bldg. Auth. Rev.:
(Facilities Prog.):
Series 2015 I, 5% 4/15/30	5,000	5,720
Series 2016 I, 5% 4/15/24	295	338
5% 4/15/33	2,500	2,834
Michigan Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2017:
5% 12/1/34	5,000	5,757
5% 12/1/35	1,915	2,200
5% 12/1/42	2,585	2,933
Series 2012 A:
5% 6/1/20 (Escrowed to Maturity)	2,050	2,169
5% 6/1/21 (Escrowed to Maturity)	350	379
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	3,500	3,874
Series 2012, 5% 11/15/42	10,380	11,263
Series 2015 MI, 5% 12/1/24	4,445	5,119
Series 2016, 5% 11/15/41	1,885	2,087
Series MI, 5.5% 12/1/27	4,750	5,606
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C, 5% 12/1/32	1,495	1,737
Series 2012 A, 5% 6/1/26	2,000	2,195
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	210	214
Portage Pub. Schools Series 2016:
5% 11/1/30	2,855	3,270
5% 11/1/31	2,525	2,886
5% 11/1/36	250	281
Wayne County Arpt. Auth. Rev.:
Series 2015 F, 5% 12/1/27 (d)	6,995	7,933
Series 2015 G, 5% 12/1/28 (d)	5,500	6,210
Series 2017 A:
4% 12/1/33 (FSA Insured)	1,485	1,567
4% 12/1/34 (FSA Insured)	1,230	1,292
4% 12/1/35 (FSA Insured)	1,200	1,253
4% 12/1/36 (FSA Insured)	1,250	1,301
5% 12/1/31	375	432
5% 12/1/32	380	436
5% 12/1/34	700	800
5% 12/1/35	650	741
5% 12/1/37	430	488
Series 2017 B:
5% 12/1/29 (d)	600	685
5% 12/1/30 (d)	700	796
5% 12/1/31 (d)	800	908
5% 12/1/32 (d)	510	580
5% 12/1/32 (d)	650	737
5% 12/1/34 (d)	600	676
5% 12/1/35 (d)	650	731
5% 12/1/37 (d)	850	952
5% 12/1/42 (d)	1,000	1,115

TOTAL MICHIGAN		104,792

Minnesota - 0.1%
Maple Grove Health Care Sys. Rev.:
Series 2015, 5% 9/1/29	2,830	3,146
Series 2017:
4% 5/1/21	500	524
5% 5/1/25	800	913
Minneapolis Health Care Sys. Rev.:
6.5% 11/15/38	845	861
6.5% 11/15/38 (Pre-Refunded to 11/15/18 @ 100)	155	158
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	1,195	1,348
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/44 (Pre-Refunded to 11/15/25 @ 100)	1,515	1,778

TOTAL MINNESOTA		8,728

Missouri - 0.4%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/30	700	773
5% 3/1/31	750	826
5% 3/1/36	1,500	1,614
Kansas City Spl. Oblig.:
5% 9/1/26	1,185	1,228
5% 9/1/27	490	508
5% 9/1/28	1,000	1,036
5% 9/1/29	1,000	1,036
5% 9/1/30	1,390	1,439
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	855	892
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
3.125% 2/1/27	1,000	1,009
3.25% 2/1/28	1,000	1,015
4% 2/1/40	800	816
5% 2/1/29	1,240	1,406
5% 2/1/31	2,595	2,924
5% 2/1/33	2,870	3,220
5% 2/1/36	2,700	3,007

TOTAL MISSOURI		22,749

Nebraska - 0.3%
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Proj.) Series 2017:
4% 7/1/34	1,000	1,064
5% 7/1/36	690	789
Nebraska Pub. Pwr. District Rev. Series 2016 B:
5% 1/1/37	2,475	2,796
5% 1/1/40	1,130	1,271
Omaha Arpt. Auth. Arpt. Rev.:
Series 2017 A:
5% 12/15/22 (d)	750	837
5% 12/15/23 (d)	750	849
5% 12/15/25 (d)	400	461
5% 12/15/26 (d)	1,440	1,671
5% 12/15/27 (d)	1,000	1,156
5% 12/15/30 (d)	1,500	1,713
5% 12/15/31 (d)	785	894
5% 12/15/33 (d)	800	905
5% 12/15/35 (d)	2,000	2,250
5% 12/15/36 (d)	505	567
Series 2017 C, 5% 12/15/21 (d)	410	449
Series 2017A, 4% 12/15/18 (d)	325	329

TOTAL NEBRASKA		18,001

Nevada - 0.4%
Clark County Arpt. Rev. (Sub Lien Proj.) Series 2017 A-1, 5% 7/1/21 (d)	6,970	7,535
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. (Clark County Arpt. Rev. Proj.) Series 2017 B:
5% 7/1/20 (d)	1,960	2,074
5% 7/1/22 (d)	2,250	2,481
5% 7/1/23 (d)	4,000	4,481
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2011 C, 5% 6/1/24	5,415	5,864
Series 2016 B, 5% 6/1/36	4,530	5,164

TOTAL NEVADA		27,599

New Hampshire - 1.7%
New Hampshire Health & Ed. Facilities Auth.:
(Concord Hosp.) Series 2017, 5% 10/1/42	3,000	3,338
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/28	500	582
5% 8/1/30	1,000	1,151
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/29	850	984
(Partners Healthcare Sys., Inc. Proj.):
Series 2017:
5% 7/1/29	4,275	5,050
5% 7/1/34	5,335	6,182
Series 2017:
5% 7/1/28	4,025	4,774
5% 7/1/30	2,565	3,021
5% 7/1/31	5,750	6,762
5% 7/1/32	3,845	4,504
5% 7/1/33	3,500	4,084
5% 7/1/35	5,600	6,439
5% 7/1/36	5,885	6,752
5% 7/1/37	5,180	5,938
Series 2017 B, 4.125% 7/1/24 (c)	2,115	2,128
Series 2017 C, 3.5% 7/1/22 (c)	665	667
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Covenant Health Sys., Inc. Proj.) Series 2012, 5% 7/1/42	375	398
Series 2012:
4% 7/1/32	2,770	2,837
5% 7/1/24	1,000	1,093
5% 7/1/25	1,185	1,290
5% 7/1/27	500	540
Series 2016:
3% 10/1/20	560	570
4% 10/1/38	2,425	2,425
5% 10/1/22	1,070	1,173
5% 10/1/24	2,120	2,366
5% 10/1/25	2,100	2,358
5% 10/1/29	6,675	7,442
5% 10/1/31	5,210	5,781
5% 10/1/33	4,050	4,463
5% 10/1/38	7,470	8,121
New Hampshire Tpk. Sys. Rev. Series 2012 B, 5% 2/1/24	1,775	1,947

TOTAL NEW HAMPSHIRE		105,160

New Jersey - 6.0%
Atlantic County Impt. Auth. (Atlantic City Campus Proj.) Series 2016 A:
5% 7/1/28 (FSA Insured)	1,040	1,188
5% 7/1/30 (FSA Insured)	2,540	2,895
5% 7/1/32 (FSA Insured)	1,250	1,419
5% 7/1/33 (FSA Insured)	1,300	1,471
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.):
Series 2015 XX, 5% 6/15/25	13,170	14,473
Series 2017 B:
5% 11/1/23	18,000	19,648
5% 11/1/24	7,000	7,678
Series 2009 AA, 5.5% 12/15/29	1,665	1,712
Series 2013 NN:
5% 3/1/27	81,510	86,384
5% 3/1/29	2,485	2,621
Series 2013:
5% 3/1/23	19,875	21,501
5% 3/1/24	20,000	21,592
5% 3/1/25	2,200	2,358
Series 2015 XX:
5% 6/15/22	3,285	3,533
5% 6/15/23	5,000	5,428
5.25% 6/15/27	17,000	18,755
Series 2016 AAA:
5.5% 6/15/31	2,000	2,267
5.5% 6/15/32	5,000	5,656
Series 2016 BBB:
5% 6/15/21	4,000	4,256
5% 6/15/22	6,470	6,959
5% 6/15/23	10,410	11,301
6% 12/15/34 (Pre-Refunded to 12/15/18 @ 100)	25	26
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container Term. LLC. Proj.) Series 2017:
5% 10/1/21 (d)	1,500	1,612
5% 10/1/22 (d)	945	1,028
5% 10/1/23 (d)	1,500	1,648
5% 10/1/37 (d)	5,545	6,014
5% 10/1/47 (d)	9,000	9,704
New Jersey Edl. Facility Series 2016 A:
5% 7/1/31	2,100	2,318
5% 7/1/32	4,000	4,406
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2016 A:
5% 7/1/20	500	527
5% 7/1/21	335	360
5% 7/1/22	335	367
5% 7/1/23	1,170	1,301
5% 7/1/24	1,930	2,164
5% 7/1/25	2,005	2,262
5% 7/1/26	1,105	1,252
5% 7/1/26	335	380
5% 7/1/27	505	570
5% 7/1/27	750	876
5% 7/1/28	365	424
5% 7/1/29	700	782
5% 7/1/29	500	559
5% 7/1/30	835	929
5% 7/1/30	1,000	1,155
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A:
5% 12/1/22 (d)	1,210	1,331
5% 12/1/23 (d)	2,025	2,249
5% 12/1/26 (d)	1,000	1,134
Series 2017 1B, 5% 12/1/21 (d)	1,280	1,387
Series 2018 B:
5% 12/1/25 (d)	2,970	3,343
5% 12/1/26 (d)	1,250	1,418
Series 2018 C, 4% 12/1/48 (d)	2,215	2,188
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	3,900	4,249
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400	443
Series 2010 D, 5.25% 12/15/23	6,305	6,970
Series 2014 AA:
5% 6/15/23	25,895	28,161
5% 6/15/24	10,000	10,945
Series 2016 A:
5% 6/15/27	2,715	2,993
5% 6/15/28	11,055	12,141
5% 6/15/29	2,250	2,461
Series 2016 A-2, 5% 6/15/23	5,380	5,851
South Jersey Port Corp. Rev.:
(New Jersey Gen. Oblig. Proj.) Series 2017 B:
5% 1/1/42 (d)	3,000	3,270
5% 1/1/48 (d)	2,000	2,173
(New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 1/1/37 (d)	1,000	1,094

TOTAL NEW JERSEY		377,560

New York - 4.8%
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
4% 7/1/33	1,250	1,316
4% 7/1/34	1,250	1,308
Series 2017 4% 12/1/20 (c)	1,000	1,035
Series 2017:
4% 12/1/21 (c)	1,100	1,149
5% 12/1/22 (c)	1,700	1,859
5% 12/1/23 (c)	1,400	1,551
5% 12/1/24 (c)	1,300	1,453
5% 12/1/25 (c)	1,400	1,577
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A:
5.75% 2/15/47	6,580	7,143
5.75% 2/15/47 (Pre-Refunded to 2/15/21 @ 100)	300	330
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 A, 5% 9/1/42	13,000	14,212
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	19,200	20,743
New York City Gen. Oblig.:
Series 2003 A, 5.5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5	5
Series 2009, 5.625% 4/1/29	145	149
Series 2012 A1, 5% 8/1/24	7,400	8,069
Series 2012 E, 5% 8/1/24	5,000	5,494
Series 2015 C, 5% 8/1/27	700	806
Series 2016 C and D, 5% 8/1/28	2,625	3,060
Series 2016 E, 5% 8/1/28	4,400	5,172
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) 5% 1/1/19 (AMBAC Insured)	3,735	3,783
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	4,725	4,758
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2011 EE, 5.375% 6/15/43	38,860	42,146
Series 2012 EE, 5.25% 6/15/30	7,200	8,038
Series 2013 2, 5% 6/15/47	2,115	2,329
Series 2013 BB, 5% 6/15/47	8,985	9,803
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1, 5.625% 7/15/38	2,825	2,834
Series 2009 S3, 5.25% 1/15/34	17,800	18,140
Series 2015 S1, 5% 7/15/43	5,000	5,577
Series 2015 S2, 5% 7/15/35	1,770	2,000
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	5,600	6,233
New York Dorm. Auth. Personal Income Tax Rev. Series 2014 A, 5% 2/15/39 (Pre-Refunded to 2/15/19 @ 100)	5	5
New York Dorm. Auth. Revs. Series 2010 A, 5% 7/1/26	4,000	4,236
New York Dorm. Auth. Sales Tax Rev. Series 2016 A:
5% 3/15/31	7,600	8,860
5% 3/15/34	6,800	7,835
New York Metropolitan Trans. Auth. Rev.:
Series 2012 D, 5% 11/15/25	30,500	34,050
Series 2012 F, 5% 11/15/24	12,400	13,860
Series 2014 B, 5% 11/15/44	10,000	10,961
Series 2015 A1, 5% 11/15/45	7,450	8,232
New York State Dorm. Auth. Series A:
5% 2/15/34	55	56
5% 2/15/39	225	229
New York Trans. Dev. Corp. (Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (d)	4,300	4,648
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	6,300	7,263
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	5,400	6,284
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2018, 5% 1/1/43	1,000	1,109
Rockland County Gen. Oblig. Series 2014 A:
4% 3/1/23 (FSA Insured)	1,125	1,215
4% 3/1/24 (FSA Insured)	1,375	1,498
Triborough Bridge & Tunnel Auth. Revs. Series 2015 A, 5.25% 11/15/45	5,000	5,730

TOTAL NEW YORK		298,143

North Carolina - 0.6%
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/30	1,530	1,804
5% 7/1/33	1,255	1,467
5% 7/1/37	3,515	4,072
Series 2017 B:
5% 7/1/20 (d)	200	212
5% 7/1/21 (d)	210	228
5% 7/1/22 (d)	150	166
5% 7/1/23 (d)	165	186
5% 7/1/24 (d)	190	217
5% 7/1/25 (d)	100	115
5% 7/1/26 (d)	100	117
5% 7/1/27 (d)	195	229
5% 7/1/28 (d)	165	193
5% 7/1/29 (d)	235	274
5% 7/1/30 (d)	255	296
5% 7/1/31 (d)	480	556
5% 7/1/32 (d)	505	584
5% 7/1/33 (d)	530	610
5% 7/1/34 (d)	555	636
5% 7/1/35 (d)	380	434
5% 7/1/36 (d)	310	353
5% 7/1/37 (d)	365	416
5% 7/1/42 (d)	1,180	1,337
Series 2017 C, 4% 7/1/32	1,440	1,545
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2012, 5% 11/1/41	5,425	5,732
5% 11/1/30 (FSA Insured)	1,275	1,286
North Carolina Med. Care Cmnty. Health:
Series 2012 A, 5% 11/15/26	1,295	1,408
Series 2017, 5% 10/1/31	1,700	1,765
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	9,430	9,920
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	955	970

TOTAL NORTH CAROLINA		37,128

North Dakota - 0.1%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	5,350	5,583
McLean County Solid Waste Facilities Rev. (Great River Energy Projs.) Series 2010 B, 5.15% 7/1/40	2,300	2,408

TOTAL NORTH DAKOTA		7,991

Ohio - 1.8%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	8,800	9,621
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
5% 8/1/25	2,990	3,416
5% 8/1/26	1,990	2,283
5% 8/1/27	2,490	2,881
5% 8/1/28	2,490	2,893
5% 8/1/29	4,990	5,761
5% 8/1/30	4,250	4,892
Bonds Series 2017 B, 5%, tender 5/5/22 (a)	3,660	4,048
American Muni. Pwr., Inc. Rev.:
(Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28	14,100	15,756
Series 2012 B:
5% 2/15/42	1,950	2,098
5% 2/15/42 (Pre-Refunded to 2/15/22 @ 100)	555	611
Cleveland Parking Facilities Rev. 5.25% 9/15/18 (FSA Insured)	1,360	1,370
Columbus City School District 5% 12/1/29	2,100	2,439
Franklin County Hosp. Facilities Rev. (Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	6,675	7,463
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/25	3,595	4,009
5% 12/1/26	670	744
Lake County Hosp. Facilities Rev.:
Series 2015:
5% 8/15/29	1,400	1,556
5% 8/15/30	1,505	1,668
5.75% 8/15/38	165	166
6% 8/15/43	800	804
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/33	4,450	4,697
5% 2/15/44	1,300	1,359
5% 2/15/48	13,600	14,197
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	2,600	1,032
Scioto County Hosp. Facilities Rev. Series 2016:
5% 2/15/29	2,195	2,478
5% 2/15/34	445	491
Univ. of Akron Gen. Receipts Series 2016 A, 5% 1/1/35	9,500	10,676
Wood County Hosp. Facilities Rev. (Wood County Hosp. Assoc. Proj.) Series 2012:
5% 12/1/32	750	784
5% 12/1/42	995	1,029

TOTAL OHIO		111,222

Oklahoma - 0.4%
Canadian Cny Edl. Facilities Auth. (Mustang Pub. Schools Proj.) Series 2017:
5% 9/1/26	2,785	3,251
5% 9/1/28	1,460	1,691
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/28	1,270	1,460
5% 10/1/29	1,400	1,604
5% 10/1/36	1,000	1,125
5% 10/1/39	2,000	2,242
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/22	500	545
5% 8/15/23	260	287
5% 8/15/33	1,100	1,233
5% 8/15/38	3,200	3,560
5.25% 8/15/43	3,200	3,612
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 A, 5% 1/1/38	1,295	1,456

TOTAL OKLAHOMA		22,066

Oregon - 0.1%
Clackamas County Hosp. Facility Auth.:
(Willamette View Proj.) Series 2017 B, 3% 11/15/22	800	804
(Williamette View, Inc.) Series 2017 A:
5% 11/15/47 (c)	605	664
5% 11/15/52 (c)	605	662
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A, 5% 3/15/30	1,000	1,045
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A, 5.25% 4/1/31	780	846

TOTAL OREGON		4,021

Pennsylvania - 6.5%
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	7,325	7,625
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/27	1,000	1,163
5% 7/15/29	1,560	1,821
5% 7/15/32	1,000	1,156
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.):
Series 2011, 7% 11/15/46 (Pre-Refunded to 11/15/21 @ 100)	3,100	3,611
Series 2018 A, 5% 11/15/23	1,300	1,460
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/21	350	378
5% 6/1/23	500	560
5% 6/1/28	1,070	1,227
5% 6/1/29	1,170	1,336
Delaware County Auth. Rev. (Cabrini College) Series 2017, 5% 7/1/47	4,000	4,269
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/46	1,455	1,555
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018:
4% 7/15/33	2,500	2,562
4% 7/15/35	2,580	2,617
4% 7/15/37	5,000	5,051
5% 7/15/25	400	457
5% 7/15/26	1,250	1,438
5% 7/15/27	2,110	2,442
5% 7/15/28	1,555	1,799
5% 7/15/29	1,670	1,920
5% 7/15/30	2,195	2,514
5% 7/15/31	1,500	1,715
5% 7/15/32	1,575	1,795
5% 7/15/34	1,700	1,923
5% 7/15/36	5,015	5,642
5% 7/15/38	6,025	6,752
5% 7/15/43	7,000	7,797
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	2,585	2,907
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	5,005	4,894
Series B, 1.8%, tender 8/15/22 (a)	6,660	6,540
Monroe County Hosp. Auth. Rev. Series 2016:
5% 7/1/26	1,000	1,138
5% 7/1/27	1,000	1,141
5% 7/1/28	1,000	1,137
5% 7/1/34	3,680	4,108
5% 7/1/36	2,000	2,224
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	2,000	2,104
Series 2012 A, 5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	4,105	4,559
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/21	1,320	1,420
5% 10/1/22	1,380	1,507
5% 10/1/23	395	436
5% 10/1/24	1,165	1,295
5% 10/1/25	1,045	1,143
5% 10/1/27	500	541
Series 2016 A:
5% 10/1/28	1,515	1,702
5% 10/1/29	2,600	2,907
5% 10/1/31	4,575	5,083
5% 10/1/36	8,200	8,939
5% 10/1/40	4,010	4,336
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St Lukes Hosp. & Health Ntw Proj.) Series 2016 A, 5% 8/15/36	745	829
(St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	12,735	12,712
Series 2016 A, 5% 8/15/46	30,000	33,110
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B, 5% 7/1/21	4,210	4,248
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ.) Series 2017:
5% 5/1/35	1,240	1,406
5% 5/1/37	1,565	1,769
5% 5/1/41	7,080	7,967
Series 2016:
5% 5/1/28	500	570
5% 5/1/32	1,255	1,415
5% 5/1/33	1,700	1,910
5% 5/1/35	2,745	3,066
Philadelphia Arpt. Rev.:
Series 2017 A:
5% 7/1/25	1,000	1,156
5% 7/1/26	1,000	1,160
5% 7/1/27	800	938
Series 2017 B:
5% 7/1/22 (d)	2,200	2,436
5% 7/1/22	290	321
5% 7/1/23 (d)	1,500	1,687
5% 7/1/23	500	564
5% 7/1/25 (d)	3,500	4,010
5% 7/1/26 (d)	3,000	3,456
5% 7/1/27 (d)	2,500	2,909
5% 7/1/28 (d)	3,000	3,472
5% 7/1/29 (d)	2,250	2,593
5% 7/1/32 (d)	3,000	3,429
5% 7/1/33 (d)	2,250	2,564
5% 7/1/34 (d)	4,000	4,545
5% 7/1/37 (d)	4,500	5,084
5% 7/1/42 (d)	13,500	15,206
5% 7/1/47 (d)	19,000	21,323
Philadelphia Gas Works Rev. Series 9, 5.25% 8/1/40	2,785	2,949
Philadelphia School District:
Series 2016 D:
5% 9/1/25	8,790	9,951
5% 9/1/26	9,180	10,471
5% 9/1/27	9,690	11,023
5% 9/1/28	8,100	9,189
Series 2016 F:
5% 9/1/28	14,010	15,894
5% 9/1/29	26,200	29,623
Series 2018 A:
5% 9/1/36	1,900	2,144
5% 9/1/37	1,100	1,238
5% 9/1/38	1,750	1,970
Series 2018 B, 5% 9/1/43	2,555	2,846
Series F:
5% 9/1/30	6,795	7,657
5% 9/1/30 (Pre-Refunded to 9/1/26 @ 100)	20	24
Scranton-Lackawanna Health & Welfare Auth. Rev. (Marywood Univ. Proj.) Series 2016:
5% 6/1/36	4,000	4,116
5% 6/1/46	4,000	4,076
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/26	1,275	1,431
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/43	5,565	6,200
5% 8/1/48	6,445	7,159

TOTAL PENNSYLVANIA		406,462

Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	790	845
5% 9/1/36	7,020	7,389
Series 2016, 5% 5/15/39	6,300	6,832
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A, 3.5% 12/1/34 (d)	3,735	3,742

TOTAL RHODE ISLAND		18,808

South Carolina - 3.2%
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/25	2,745	3,126
5% 12/1/26	1,400	1,584
5% 12/1/28	5,665	6,390
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013, 5% 11/1/27	9,100	10,071
South Carolina Ports Auth. Ports Rev.:
Series 2015 (AMT), 5% 7/1/45 (d)	5,215	5,761
Series 2015, 5.25% 7/1/55 (d)	6,375	7,108
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 E, 5.5% 12/1/53	40,480	43,754
Series 2014 A:
5% 12/1/49	3,640	3,859
5.5% 12/1/54	15,685	17,058
Series 2014 C, 5% 12/1/46	4,705	5,021
Series 2015 A, 5% 12/1/50	6,255	6,684
Series 2015 C, 5% 12/1/22	8,440	9,290
Series 2015 E, 5.25% 12/1/55	7,485	8,135
Series 2016 A, 5% 12/1/38	300	326
Series 2016 B:
5% 12/1/31	1,100	1,221
5% 12/1/41	15,115	16,455
South Carolina Trans. Infrastructure Bank Rev. Series 2015 A, 5% 10/1/23	3,070	3,484
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	18,735	18,810
4% 4/15/48	13,065	12,974
5% 4/15/48	15,300	17,012

TOTAL SOUTH CAROLINA		198,123

South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev.:
( Avera Health Proj.) Series 2017, 5% 7/1/31	655	753
Series 2017:
5% 7/1/26	300	349
5% 7/1/28	300	349
5% 7/1/29	570	659

TOTAL SOUTH DAKOTA		2,110

Tennessee - 0.5%
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/23	985	1,103
5% 7/1/24	1,480	1,650
5% 7/1/25	1,480	1,638
Jackson Hosp. Rev. 5.75% 4/1/41	2,055	2,062
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B:
5.75% 7/1/23 (d)	5,820	6,235
5.75% 7/1/24 (d)	4,000	4,287
Tennessee Engy Acq Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)	12,875	13,712

TOTAL TENNESSEE		30,687

Texas - 9.0%
Argyle Independent School District 5.25% 8/15/40 (FSA Insured)	125	125
Arlington Spl. Tax Rev. Series 2018 C, 5% 2/15/45	3,100	3,273
Austin Arpt. Sys. Rev.:
Series 2014:
5% 11/15/26 (d)	1,000	1,127
5% 11/15/27 (d)	1,250	1,402
5% 11/15/28 (d)	1,500	1,675
5% 11/15/39 (d)	11,400	12,477
5% 11/15/44 (d)	27,860	30,408
Series 2017 B:
5% 11/15/28 (d)	1,000	1,144
5% 11/15/30 (d)	1,540	1,753
5% 11/15/32 (d)	1,215	1,378
5% 11/15/35 (d)	1,250	1,406
5% 11/15/37 (d)	1,410	1,582
5% 11/15/41 (d)	5,705	6,373
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	2,900	2,679
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/28	1,300	1,463
5% 1/1/30	1,650	1,844
5% 1/1/31	475	529
5% 1/1/32	1,000	1,111
5% 1/1/45	7,000	7,637
Series 2016:
5% 1/1/40	1,000	1,097
5% 1/1/46	685	749
Coppell Independent School District 0% 8/15/20	2,000	1,925
Corpus Christi Util. Sys. Rev.:
5% 7/15/23	1,600	1,769
5% 7/15/24	2,255	2,491
Cypress-Fairbanks Independent School District Series 2014 C, 5% 2/15/44	4,400	4,873
Dallas Area Rapid Transit Sales Tax Rev. Series 2016 A, 5% 12/1/33	2,600	2,978
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2012 D, 5% 11/1/42 (d)	2,770	2,946
Series 2012 H, 5% 11/1/42 (d)	3,740	3,977
Series 2014 D, 5% 11/1/23 (d)	3,370	3,788
Dallas Gen. Oblig. Series 2017:
5% 2/15/29	6,580	7,643
5% 2/15/30	9,485	10,970
DeSoto Independent School District 0% 8/15/20	3,335	3,204
Grand Parkway Trans. Corp. Series 2013 B:
5% 4/1/53	1,510	1,653
5.25% 10/1/51	62,100	69,438
5.5% 4/1/53	6,440	7,206
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	10,450	11,299
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Childrens Hosp., Proj.) Series 2015-1 5% 10/1/29	1,345	1,540
Harris County Gen. Oblig. Series 2002:
0% 8/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	862
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,489
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,737
Houston Arpt. Sys. Rev.:
Series 2011 A:
5% 7/1/23 (d)	3,000	3,239
5% 7/1/24 (d)	1,250	1,347
5% 7/1/25 (d)	1,500	1,612
Series 2012 A:
5% 7/1/21 (d)	3,785	4,093
5% 7/1/23 (d)	600	658
Houston Gen. Oblig. Series 2017 A:
5% 3/1/29	3,805	4,438
5% 3/1/30	5,000	5,824
5% 3/1/31	4,635	5,391
5% 3/1/32	1,975	2,291
Houston Independent School District Series 2017, 5% 2/15/35	3,400	3,932
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/28	3,005	3,423
Series 2016 B, 5% 11/15/33	2,800	3,232
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/28	470	531
5% 10/15/30	1,895	2,118
5% 10/15/32	1,000	1,110
5% 10/15/36	660	721
5% 10/15/37	1,125	1,229
5% 10/15/38	1,600	1,746
5% 10/15/44	1,580	1,718
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/26 (d)	1,000	1,136
5% 11/1/27 (d)	2,150	2,438
5% 11/1/28 (d)	3,325	3,752
5% 11/1/29 (d)	2,000	2,249
5% 11/1/32 (d)	3,690	4,118
Series 2017:
5% 11/1/22 (d)	750	832
5% 11/1/23 (d)	1,100	1,236
5% 11/1/24 (d)	1,000	1,134
5% 11/1/25 (d)	1,000	1,141
5% 11/1/26 (d)	1,000	1,150
5% 11/1/27 (d)	1,000	1,146
5% 11/1/28 (d)	1,750	1,998
5% 11/1/29 (d)	1,250	1,421
5% 11/1/30 (d)	1,000	1,135
5% 11/1/31 (d)	1,500	1,704
5% 11/1/32 (d)	1,580	1,793
5% 11/1/33 (d)	1,000	1,130
5% 11/1/34 (d)	1,000	1,125
5% 11/1/36 (d)	1,000	1,121
Lower Colorado River Auth. Rev. Series 2015 D:
5% 5/15/28	2,200	2,496
5% 5/15/30	5,000	5,613
Midway Independent School District Series 2000, 0% 8/15/19	3,600	3,535
New Hope Cultural Ed. Facilities Finc (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/27	755	899
5% 8/15/29	2,000	2,334
5% 8/15/47	2,285	2,575
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	720	814
5% 4/1/30	3,415	3,819
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A, 5% 1/1/35	2,200	2,508
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/31	1,000	1,143
5% 1/1/33	1,180	1,358
5% 1/1/34	1,500	1,716
5% 1/1/34	3,000	3,619
5% 1/1/36	6,000	6,826
5% 1/1/37	8,000	9,083
5% 1/1/38	3,250	3,543
(Sub Lien Proj.) Series 2017 B:
5% 1/1/26	895	994
5% 1/1/30	425	485
5% 1/1/31	595	678
Series 2008 I, 6.2% 1/1/42 (Assured Guaranty Corp. Insured)	8,300	9,905
Series 2009, 6.25% 1/1/39	2,245	2,293
Series 2014 A:
5% 1/1/23	2,040	2,289
5% 1/1/25	6,000	6,828
Series 2015 A, 5% 1/1/32	3,350	3,757
Series 2015 B, 5% 1/1/40	10,000	10,883
Series 2016 A:
5% 1/1/31	7,720	8,827
5% 1/1/36	1,250	1,406
Series 2017 A:
5% 1/1/39	9,400	10,759
5% 1/1/43	11,950	13,615
Northside Independent School District Bonds 2%, tender 6/1/21 (a)	2,035	2,028
San Antonio Arpt. Sys. Rev.:
Series 2007 (AMT), 5.25% 7/1/20 (FSA Insured) (d)	3,215	3,224
Series 2007 (AMT-SUB LIEN), 5.25% 7/1/20 (FSA Insured) (d)	2,775	2,783
5.25% 7/1/18 (FSA Insured) (d)	2,505	2,505
San Antonio Independent School District Series 2016, 5% 8/15/31	4,335	5,050
Southwest Higher Ed. Auth. Rev.:
( Southern Methodist Univ., TX Proj.) Series 2017, 5% 10/1/39	1,245	1,434
(Southern Methodist Univ. Proj.) Series 2016 A:
5% 10/1/25	5,000	5,834
5% 10/1/27	5,000	5,869
5% 10/1/28	5,000	5,841
5% 10/1/29	5,000	5,817
(Southern Methodist Univ., TX. Proj.) Series 2017, 5% 10/1/29	450	531
(Southern Methodist Univ., TX. Proj.):
Series 2017:
5% 10/1/30	700	823
5% 10/1/40	1,000	1,151
5% 10/1/31	630	739
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Hendrick Med. Ctr. Proj.) Series 2009 B:
5.25% 9/1/26 (Assured Guaranty Corp. Insured)	1,785	1,852
5.25% 9/1/27 (Assured Guaranty Corp. Insured)	2,375	2,464
5.25% 9/1/28 (Assured Guaranty Corp. Insured)	1,235	1,281
(Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/43	4,000	4,377
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	480	488
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
4% 2/15/35	5,000	5,204
5% 2/15/25	855	986
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	6,400	6,941
Series 2013, 6.75% 6/30/43 (d)	15,000	17,530
Texas State Univ. Sys. Fing. Rev. Series 2017 A:
5% 3/15/29	4,265	5,003
5% 3/15/31	3,250	3,790
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/32	6,180	7,079
5% 2/15/33	4,000	4,567
5% 2/15/34	5,000	5,687
5% 2/15/35	5,000	5,673
5% 2/15/36	3,000	3,395
Univ. of North Texas Univ. Rev. Series 2017 A, 5% 4/15/32	2,100	2,456
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	2,035	2,379
Weatherford Independent School District 0% 2/15/33	6,985	4,219

TOTAL TEXAS		560,032

Utah - 1.5%
Salt Lake City Arpt. Rev. Series 2017 A:
5% 7/1/22 (d)	2,000	2,209
5% 7/1/24 (d)	1,750	1,998
5% 7/1/25 (d)	2,000	2,302
5% 7/1/27 (d)	4,230	4,943
5% 7/1/29 (d)	3,730	4,302
5% 7/1/30 (d)	2,750	3,162
5% 7/1/31 (d)	5,250	6,023
5% 7/1/32 (d)	5,750	6,582
5% 7/1/33 (d)	4,000	4,566
5% 7/1/34 (d)	9,455	10,768
5% 7/1/35 (d)	4,000	4,542
5% 7/1/36 (d)	5,400	6,118
5% 7/1/37 (d)	4,250	4,801
5% 7/1/42 (d)	24,510	27,628
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/22	3,180	3,536

TOTAL UTAH		93,480

Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Champlain College Proj.) Series 2016 A:
5% 10/15/41	4,600	4,996
5% 10/15/46	5,700	6,169

TOTAL VERMONT		11,165

Virginia - 0.5%
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/25	4,665	5,216
5% 6/15/30	1,250	1,381
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	635	616
Series 2016:
4% 6/15/37	720	723
5% 6/15/27	1,500	1,699
5% 6/15/30	650	725
5% 6/15/33	425	471
5% 6/15/34	805	888
5% 6/15/35	2,200	2,422
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A:
5% 1/1/35	1,000	1,129
5% 1/1/40	2,250	2,524
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/32	875	1,034
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012:
5% 7/1/34 (d)	6,000	6,373
5% 1/1/40 (d)	1,200	1,268
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/31	2,500	2,833
5% 1/1/34	1,500	1,679
5% 1/1/35	1,500	1,677
5% 1/1/44	1,000	1,096

TOTAL VIRGINIA		33,754

Washington - 1.4%
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,030	1,979
Port of Seattle Rev. Series 2016 B:
5% 10/1/28 (d)	3,500	3,986
5% 10/1/30 (d)	2,000	2,263
Port of Seattle Spl. Facility Rev. Series 2013:
5% 6/1/21 (d)	1,340	1,445
5% 6/1/22 (d)	1,000	1,098
5% 6/1/24 (d)	1,560	1,726
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B:
5% 12/1/25	5,600	6,273
5% 12/1/27	4,125	4,599
Washington Gen. Oblig.:
Series 2015 C:
5% 2/1/33	3,370	3,823
5% 2/1/34	4,165	4,709
Series 2017 A, 5% 8/1/35	750	860
Series 2017 D, 5% 2/1/33	3,555	4,130
Series R-2017 A, 5% 8/1/30	2,035	2,368
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	8,000	8,082
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	815	927
5% 7/1/27	1,550	1,789
5% 7/1/28	1,895	2,206
5% 7/1/29	740	854
5% 7/1/30	885	1,018
5% 7/1/31	1,050	1,200
5% 7/1/32	2,000	2,280
5% 7/1/33	2,835	3,220
5% 7/1/34	655	739
(Providence Health Systems Proj.) Series 2012 A, 5% 10/1/25	5,130	5,744
Series 2015:
5% 1/1/25	2,000	2,270
5% 1/1/27	2,310	2,621
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/27	2,140	2,394
5% 10/1/28	2,205	2,457
5% 10/1/35	2,270	2,478
5% 10/1/36	3,435	3,742
5% 10/1/40	3,375	3,657
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series 2018:
4% 7/1/28 (c)	100	100
5% 7/1/33 (c)	125	133
5% 7/1/38 (c)	100	105
5% 7/1/48 (c)	400	416

TOTAL WASHINGTON		87,691

West Virginia - 0.3%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds:
(Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1.7%, tender 9/1/20 (a)(d)	3,110	3,068
1.9%, tender 4/1/19 (a)	9,125	9,112
West Virginia Univ. Revs. (West Virginia Univ. Projs.) Series 2014 A, 5% 10/1/44	7,600	8,423

TOTAL WEST VIRGINIA		20,603

Wisconsin - 1.4%
Pub. Fin. Auth. Rev. (Denver Great Hall LLC. Proj.):
Series 2017 5% 9/30/37 (d)	2,500	2,773
Series 2017, 5% 9/30/49 (d)	12,425	13,648
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.):
Series 2017 A:
5% 5/15/21 (c)	300	319
5% 5/15/25 (c)	1,110	1,226
5% 5/15/28 (c)	1,325	1,459
5.25% 5/15/37 (c)	405	444
5.25% 5/15/42 (c)	500	546
5.25% 5/15/47 (c)	495	539
5.25% 5/15/52 (c)	935	1,015
Series 2017 B-1 3.95% 11/15/24 (c)	420	427
Series 2017 B-2, 3.5% 11/15/23 (c)	540	544
Series 2017 B-3, 3% 11/15/22 (c)	750	752
Pub. Fin. Auth. Wis Edl. Facilities Series 2016:
5% 1/1/37	6,435	6,773
5% 1/1/42	5,165	5,407
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (c)(f)	885	944
5% 10/1/48 (c)(f)	1,060	1,126
5% 10/1/53 (c)(f)	1,810	1,912
Wisconsin Health & Edl. Facilities:
(Ascension Health Cr. Group Proj.) Series 2016 A, 5% 11/15/36	5,000	5,659
Series 2010:
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	1,170	1,261
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	1,985	2,139
Series 2014:
4% 5/1/33	3,525	3,545
5% 5/1/22	795	862
Series 2016 A:
5% 2/15/28	2,375	2,664
5% 2/15/29	3,080	3,441
5% 2/15/30	3,390	3,778
Series 2016:
4% 2/15/38 (Pre-Refunded to 8/15/25 @ 100)	1,205	1,323
5% 2/15/29 (Pre-Refunded to 8/15/25 @ 100)	435	506
Series 2017 A:
5% 9/1/31	1,000	1,107
5% 9/1/33	1,720	1,890
5% 9/1/35	1,900	2,075
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010, 5.5% 7/1/40 (Pre-Refunded to 7/1/20 @ 100)	2,875	3,084
Series 2013 B:
5% 7/1/27 (Pre-Refunded to 7/1/23 @ 100)	1,205	1,367
5% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	5,925	6,724
(Mercy Alliance, Inc. Proj.) Series 2012, 5% 6/1/19	700	720
Series 2012:
4% 10/1/23	2,500	2,659
5% 6/1/27	2,225	2,403

TOTAL WISCONSIN		87,061

Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	10,300	10,701
TOTAL MUNICIPAL BONDS
(Cost $6,070,510)		6,180,883
	Shares	Value (000s)

Money Market Funds - 0.0%
Fidelity Municipal Cash Central Fund, 1.59% (h)(i)
(Cost $100)	99,990	100
TOTAL INVESTMENT IN SECURITIES - 98.8%
(Cost $6,070,610)		6,180,983
NET OTHER ASSETS (LIABILITIES) - 1.2%		74,875
NET ASSETS - 100%		$6,255,858

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $56,940,000 or 0.9% of net assets.

 (d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,360,000 or 0.0% of net assets.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$1,334

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$161
Total	$161

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Municipal Securities	$6,180,883	$--	$6,180,883	$--
Money Market Funds	100	100	--	--
Total Investments in Securities:	$6,180,983	$100	$6,180,883	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	28.5%
Transportation	25.9%
Health Care	23.0%
Electric Utilities	5.5%
Education	5.3%
Others* (Individually Less Than 5%)	11.8%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $6,070,510)	$6,180,883
Fidelity Central Funds (cost $100)	100
Total Investment in Securities (cost $6,070,610)		$6,180,983
Cash		19,107
Receivable for fund shares sold		2,065
Interest receivable		78,644
Distributions receivable from Fidelity Central Funds		15
Other receivables		21
Total assets		6,280,835
Liabilities
Payable for investments purchased
Regular delivery	$542
Delayed delivery	10,180
Payable for fund shares redeemed	6,872
Distributions payable	4,728
Accrued management fee	1,871
Distribution and service plan fees payable	149
Other affiliated payables	575
Other payables and accrued expenses	60
Total liabilities		24,977
Net Assets		$6,255,858
Net Assets consist of:
Paid in capital		$6,139,023
Undistributed net investment income		333
Accumulated undistributed net realized gain (loss) on investments		6,129
Net unrealized appreciation (depreciation) on investments		110,373
Net Assets		$6,255,858
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($216,710 ÷ 16,983 shares)		$12.76
Maximum offering price per share (100/96.00 of $12.76)		$13.29
Class M:
Net Asset Value and redemption price per share ($125,675 ÷ 9,841 shares)		$12.77
Maximum offering price per share (100/96.00 of $12.77)		$13.30
Class C:
Net Asset Value and offering price per share ($92,461 ÷ 7,246 shares)(a)		$12.76
Fidelity Municipal Income Fund:
Net Asset Value, offering price and redemption price per share ($5,192,980 ÷ 406,705 shares)		$12.77
Class I:
Net Asset Value, offering price and redemption price per share ($628,032 ÷ 49,217 shares)		$12.76

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended June 30, 2018 (Unaudited)
Investment Income
Interest		$104,148
Income from Fidelity Central Funds		161
Total income		104,309
Expenses
Management fee	$10,839
Transfer agent fees	2,852
Distribution and service plan fees	586
Accounting fees and expenses	351
Custodian fees and expenses	22
Independent trustees' fees and expenses	14
Registration fees	50
Audit	31
Legal	11
Miscellaneous	23
Total expenses before reductions	14,779
Expense reductions	(39)
Total expenses after reductions		14,740
Net investment income (loss)		89,569
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,502
Total net realized gain (loss)		6,502
Change in net unrealized appreciation (depreciation) on investment securities		(121,461)
Net gain (loss)		(114,959)
Net increase (decrease) in net assets resulting from operations		$(25,390)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$89,569	$168,028
Net realized gain (loss)	6,502	106,764
Change in net unrealized appreciation (depreciation)	(121,461)	80,672
Net increase (decrease) in net assets resulting from operations	(25,390)	355,464
Distributions to shareholders from net investment income	(89,498)	(167,561)
Distributions to shareholders from net realized gain	(33,346)	(78,395)
Total distributions	(122,844)	(245,956)
Share transactions - net increase (decrease)	786,872	30,512
Total increase (decrease) in net assets	638,638	140,020
Net Assets
Beginning of period	5,617,220	5,477,200
End of period	$6,255,858	$5,617,220
Other Information
Undistributed net investment income end of period	$333	$262

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Income Fund Class A

Six months ended (Unaudited) June 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.73
Income from Investment Operations
Net investment income (loss)B	.111
Net realized and unrealized gain (loss)	.032C
Total from investment operations	.143
Distributions from net investment income	(.113)
Distributions from net realized gain	–
Total distributions	(.113)
Net asset value, end of period	$12.76
Total ReturnD,E,F	1.12%
Ratios to Average Net AssetsG,H
Expenses before reductions	.79%I
Expenses net of fee waivers, if any	.79%I
Expenses net of all reductions	.78%I
Net investment income (loss)	2.66%I
Supplemental Data
Net assets, end of period (in millions)	$217
Portfolio turnover rateJ	15%I,K

 A For the period March 1, 2018 (commencement of sale of shares) to June 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income Fund Class M

Six months ended (Unaudited) June 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.73
Income from Investment Operations
Net investment income (loss)B	.111
Net realized and unrealized gain (loss)	.043C
Total from investment operations	.154
Distributions from net investment income	(.114)
Distributions from net realized gain	–
Total distributions	(.114)
Net asset value, end of period	$12.77
Total ReturnD,E,F	1.21%
Ratios to Average Net AssetsG,H
Expenses before reductions	.77%I
Expenses net of fee waivers, if any	.77%I
Expenses net of all reductions	.77%I
Net investment income (loss)	2.68%I
Supplemental Data
Net assets, end of period (in millions)	$126
Portfolio turnover rateJ	15%I,K

 A For the period March 1, 2018 (commencement of sale of shares) to June 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income Fund Class C

Six months ended (Unaudited) June 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.73
Income from Investment Operations
Net investment income (loss)B	.080
Net realized and unrealized gain (loss)	.034C
Total from investment operations	.114
Distributions from net investment income	(.084)
Distributions from net realized gain	–
Total distributions	(.084)
Net asset value, end of period	$12.76
Total ReturnD,E,F	.89%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.53%I
Expenses net of fee waivers, if any	1.53%I
Expenses net of all reductions	1.53%I
Net investment income (loss)	1.92%I
Supplemental Data
Net assets, end of period (in millions)	$92
Portfolio turnover rateJ	15%I,K

 A For the period March 1, 2018 (commencement of sale of shares) to June 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.12	$12.86	$13.44	$13.53	$12.68	$13.57
Income from Investment Operations
Net investment income (loss)A	.190	.399	.437	.460	.475	.479
Net realized and unrealized gain (loss)	(.274)	.444	(.428)	(.021)	.851	(.873)
Total from investment operations	(.084)	.843	.009	.439	1.326	(.394)
Distributions from net investment income	(.189)	(.398)	(.437)	(.462)	(.476)	(.478)
Distributions from net realized gain	(.077)	(.185)	(.152)	(.067)	–	(.018)
Total distributions	(.266)	(.583)	(.589)	(.529)	(.476)	(.496)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$12.77	$13.12	$12.86	$13.44	$13.53	$12.68
Total ReturnC,D	(.62)%	6.67%	(.01)%	3.31%	10.59%	(2.94)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.46%G	.46%	.46%	.48%	.47%	.46%
Expenses net of fee waivers, if any	.46%G	.46%	.46%	.48%	.47%	.46%
Expenses net of all reductions	.46%G	.46%	.46%	.48%	.47%	.46%
Net investment income (loss)	2.99%G	3.05%	3.22%	3.42%	3.58%	3.65%
Supplemental Data
Net assets, end of period (in millions)	$5,193	$5,617	$5,477	$5,770	$5,745	$5,337
Portfolio turnover rateH	15%G,I	37%	25%	14%	9%	10%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income Fund Class I

Six months ended (Unaudited) June 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.73
Income from Investment Operations
Net investment income (loss)B	.121
Net realized and unrealized gain (loss)	.032C
Total from investment operations	.153
Distributions from net investment income	(.123)
Distributions from net realized gain	–
Total distributions	(.123)
Net asset value, end of period	$12.76
Total ReturnD,E	1.20%
Ratios to Average Net AssetsF,G
Expenses before reductions	.53%H
Expenses net of fee waivers, if any	.53%H
Expenses net of all reductions	.53%H
Net investment income (loss)	2.91%H
Supplemental Data
Net assets, end of period (in millions)	$628
Portfolio turnover rateI	15%H,J

 A For the period March 1, 2018 (commencement of sale of shares) to June 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class A, Class M, Class C and Class I shares on March 1, 2018. The Fund offers Class A, Class M, Class C, Fidelity Municipal Income Fund and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, market discount, deferred trustees compensation and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$159,062
Gross unrealized depreciation	(48,147)
Net unrealized appreciation (depreciation)	$110,915
Tax cost	$6,070,068

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and securities acquired in the merger, aggregated $414,811 and $689,251, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$178	$1
Class M	-%	.25%	104	–
Class C	.75%	.25%	304	7
			$586	$8

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class M	$1
Class C(a)	2
$3

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$115.16
Class M	60.15
Class C	49.16
Fidelity Municipal Income Fund	2,301.09
Class I	327.16
	$2,852

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .01%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $22.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $17.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2018(a)	Year ended December 31, 2017
From net investment income
Class A	$1,906	$–
Class M	1,117	–
Class C	590	–
Fidelity Municipal Income Fund	79,891	167,561
Class I	5,994	–
Total	$89,498	$167,561
From net realized gain
Fidelity Municipal Income Fund	$33,346	$78,395
Total	$33,346	$78,395

 (a) Distributions for Class A, Class M, Class C and Class I are for the period March 1, 2018 (commencement of sale of shares) to June 30, 2018.

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2018 (a)	Year ended December 31, 2017	Six months ended June 30, 2018 (a)	Year ended December 31, 2017
Class A
Shares sold	725	–	$9,214	$–
Issued in exchange for the shares of Fidelity Advisor Municipal Income Fund	17,474	–	222,273	–
Reinvestment of distributions	134	–	1,700	–
Shares redeemed	(1,350)	–	(17,148)	–
Net increase (decrease)	16,983	–	$216,039	$–
Class M
Shares sold	73	–	$928	$–
Issued in exchange for the shares of Fidelity Advisor Municipal Income Fund	10,358	–	131,854	–
Reinvestment of distributions	78	–	997	–
Shares redeemed	(668)	–	(8,489)	–
Net increase (decrease)	9,841	–	$125,290	$–
Class C
Shares sold	172	–	$2,191	$–
Issued in exchange for the shares of Fidelity Advisor Municipal Income Fund	7,653	–	97,341	–
Reinvestment of distributions	40	–	515	–
Shares redeemed	(619)	–	(7,864)	–
Net increase (decrease)	7,246	–	$92,183	$–
Fidelity Municipal Income Fund
Shares sold	36,197	56,029	$464,274	$733,214
Reinvestment of distributions	6,104	12,884	77,894	168,072
Shares redeemed	(63,856)	(66,718)	(814,808)	(870,774)
Net increase (decrease)	(21,555)	2,195	$(272,640)	$30,512
Class I
Shares sold	4,664	–	$59,235	$–
Issued in exchange for the shares of Fidelity Advisor Municipal Income Fund	50,530	–	642,743	–
Reinvestment of distributions	259	–	3,298	–
Shares redeemed	(6,236)	–	(79,276)	–
Net increase (decrease)	49,217	–	$626,000	$–

 (a) Share transactions for Class A, Class M, Class C and Class I are for the period March 1, 2018 (commencement of sale of shares) to June 30, 2018.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Merger Information.

On March 2, 2018, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Municipal Income Fund ("Target Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). The acquisition was accomplished by an exchange of shares of each class of the Fund for corresponding shares then outstanding of the Target Fund at its net asset value on the acquisition date. In addition, the Board approved the creation of additional classes of shares that commenced sale of shares on March 1, 2018. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective. The Target Fund's net assets of $1,094,211 including securities of $1,078,064 and unrealized appreciation of $12,741 was combined with the Fund's net assets of $5,490,715 for total net assets after the acquisition of $6,584,926.

Pro forma results of operations of the combined entity for the entire period ended June 30, 2018, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$94,726
Total net realized gain (loss)	7,247
Total change in net unrealized appreciation (depreciation)	(149,306)
Net increase (decrease) in net assets resulting from operations	$(47,333)

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's accompanying Statement of Operations since March 2, 2018.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018) for the Fidelity Municipal Income Fund and for the period (March 1, 2018 to June 30, 2018) for Class A, Class M, Class C and Class I.

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period
Class A	.79%
Actual		$1,000.00	$1,011.20	$2.66-B
Hypothetical-C		$1,000.00	$1,020.88	$3.96-D
Class M	.77%
Actual		$1,000.00	$1,012.10	$2.59-B
Hypothetical-C		$1,000.00	$1,020.98	$3.86-D
Class C	1.53%
Actual		$1,000.00	$1,008.90	$5.14-B
Hypothetical-C		$1,000.00	$1,017.21	$7.65-D
Fidelity Municipal Income Fund	.46%
Actual		$1,000.00	$993.80	$2.27-B
Hypothetical-C		$1,000.00	$1,022.51	$2.31-D
Class I	.53%
Actual		$1,000.00	$1,012.00	$1.78-B
Hypothetical-C		$1,000.00	$1,022.17	$2.66-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Fidelity Municipal Income Fund, and multiplied by 121/365 (to reflect the period March 1, 2018 to June 30, 2018) for Class A, Class M, Class C and Class I.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/366 (to reflect the one-half year period).

Distributions (Unaudited)

The Board of Trustees of Fidelity Advisor Municipal Income Fund (The "Target Fund") voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Advisor Municipal Income Fund
Class A	02/28/18	02/27/18	$0.071
Class M	02/28/18	02/27/18	$0.071
Class C	02/28/18	02/27/18	$0.071
Class I	02/28/18	02/27/18	$0.071

The Target Fund hereby designates as a capital gain dividend with respect to the taxable year ended March 2, 2018, $4,902,442, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended March 2, 2018, 100% of the fund's income dividends was free from federal income tax, and 19.29% of the Target Fund's income dividends was subject to the federal alternative minimum tax.

The Target Fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

AHIY-SANN-0818
1.9886977.100

Fidelity® Municipal Income Fund Semi-Annual Report June 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five States as of June 30, 2018

% of fund's net assets
Illinois	21.9
Florida	13.1
Texas	9.0
Pennsylvania	6.5
New Jersey	6.0

Top Five Sectors as of June 30, 2018

% of fund's net assets
General Obligations	28.5
Transportation	25.9
Health Care	23.0
Electric Utilities	5.5
Education	5.3

Quality Diversification (% of fund's net assets)

As of June 30, 2018
AAA	1.8%
AA,A	70.6%
BBB	19.7%
BB and Below	3.9%
Not Rated	2.8%
Short-Term Investments and Net Other Assets	1.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.8%
	Principal Amount (000s)	Value (000s)
Alabama - 0.3%
Birmingham Gen. Oblig. Series 2013 A, 5% 3/1/32	3,500	3,863
Jefferson County Gen. Oblig. Series 2018 A:
5% 4/1/25	$3,080	$3,526
5% 4/1/26	2,900	3,348
Montgomery Med. Clinic Facilities:
4% 3/1/36	500	499
5% 3/1/33	5,000	5,426

TOTAL ALABAMA		16,662

Alaska - 0.3%
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/35	13,400	15,133
North Slope Borough Gen. Oblig. Series 2017 A, 5% 6/30/21 (Pre-Refunded to 6/30/20 @ 100)	1,755	1,867

TOTAL ALASKA		17,000

Arizona - 1.5%
Arizona Ctfs. of Prtn. Series 2010 A:
5.25% 10/1/26 (FSA Insured)	3,070	3,198
5.25% 10/1/28 (FSA Insured)	9,945	10,360
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 2.359%, tender 1/1/37 (a)(b)	3,000	2,836
Glendale Gen. Oblig. Series 2017:
5% 7/1/30	2,515	2,926
5% 7/1/31	3,750	4,353
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	285	300
5% 7/1/48	355	371
Maricopa County Indl. Dev. Auth. Rev. Series 2016 A:
5% 1/1/32	10,000	11,547
5% 1/1/33	6,000	6,899
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (c)	895	908
6% 1/1/48 (c)	5,485	5,609
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013, 5% 7/1/22 (d)	1,000	1,105
Series 2017 A 5% 7/1/36 (d)	1,750	1,977
Series 2017 A:
5% 7/1/31 (d)	2,050	2,340
5% 7/1/33 (d)	1,100	1,248
5% 7/1/37 (d)	1,300	1,466
Series 2017 B:
5% 7/1/29	2,500	2,935
5% 7/1/33	3,500	4,060
5% 7/1/36	4,000	4,620
5% 7/1/37	2,500	2,883
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2011 C, 5% 7/1/23	2,000	2,178
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/26	1,000	1,106
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007:
5.25% 12/1/21	3,500	3,838
5.5% 12/1/29	8,900	10,665
5.25% 12/1/22	1,500	1,672
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	1,050	1,112
Tempe Indl. Dev. Auth. Rev. (Mirabella At Asu, Inc. Proj.):
Series 2017 A:
6.125% 10/1/47 (c)	530	568
6.125% 10/1/52 (c)	530	566
Series 2017 B, 6% 10/1/37 (c)	265	282

TOTAL ARIZONA		93,928

California - 4.3%
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,925	2,850
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series A, 2.95%, tender 4/1/26 (a)	10,100	10,372
Series B, 2.85%, tender 4/1/25 (a)	8,260	8,465
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	4,275	4,115
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.) Series 2001 A, 0% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,551
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	120	120
Series 2009, 6% 4/1/38	7,815	8,067
Series 2016, 5% 9/1/29	2,210	2,616
5% 8/1/19	10	10
5% 8/1/20	10	10
5.25% 12/1/33	180	181
5.25% 4/1/35	14,200	15,721
5.5% 4/1/28	10	10
5.5% 4/1/30	5	5
5.5% 8/1/30	2,000	2,006
5.5% 3/1/40	6,900	7,326
5.6% 3/1/36	2,950	3,138
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2009 E, 5.625% 7/1/25	9,000	9,335
(Providence Health and Svcs. Proj.) Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	25	25
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E:
5% 6/1/26	2,400	2,718
5% 6/1/27	6,730	7,606
5% 6/1/28	6,175	6,966
(Various Cap. Projs.) Series 2011 A, 5.25% 10/1/26	5,000	5,515
(Various Judicial Council Projs.) Series 2011 D, 5% 12/1/22	4,100	4,535
California Statewide Cmntys. Dev. Auth. Series 2016:
5% 5/15/29	1,250	1,429
5% 5/15/30	1,000	1,136
Folsom Cordova Union School District No. 4 Series A, 0% 10/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,163
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2017 A1:
5% 6/1/22	3,320	3,660
5% 6/1/23	3,795	4,251
5% 6/1/24	2,135	2,422
Kern Cmnty. College District Gen. Oblig. Series 2006:
0% 11/1/28 (FSA Insured)	4,950	3,632
0% 11/1/30 (FSA Insured)	5,000	3,372
Long Beach Unified School District Series 2009, 5.5% 8/1/29	185	193
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005:
5% 9/1/18 (AMBAC Insured)	1,000	1,003
5% 9/1/19 (AMBAC Insured)	2,545	2,551
Los Angeles Dept. Arpt. Rev. Series 2016 B:
5% 5/15/28(d)	1,175	1,353
5% 5/15/29 (d)	1,000	1,147
5% 5/15/30 (d)	1,000	1,144
5% 5/15/31 (d)	1,100	1,256
5% 5/15/32 (d)	1,830	2,085
5% 5/15/33 (d)	1,620	1,841
5% 5/15/34 (d)	1,750	1,980
5% 5/15/35 (d)	1,750	1,977
5% 5/15/36 (d)	2,000	2,256
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
5% 3/1/25	1,455	1,614
5% 3/1/27	2,000	2,212
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	4,000	4,211
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,525	3,125
Oakland Gen. Oblig. Series 2012:
5% 1/15/26	4,535	4,888
5% 1/15/28	4,345	4,681
5% 1/15/29	5,370	5,784
Oakland Unified School District Alameda County Series 2015 A, 5% 8/1/29	1,750	2,047
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/24	8,200	9,018
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	5,900	3,630
Series 2011, 0% 8/1/46	1,150	358
Series B:
0% 8/1/37	7,800	3,789
0% 8/1/39	23,800	10,566
Poway Unified School District Pub. Fing.:
5% 9/1/24	1,000	1,137
5% 9/1/26	1,275	1,445
5% 9/1/29	2,645	2,938
5% 9/1/31	1,195	1,319
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,809
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/28	2,200	2,472
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,800	3,944
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	3,600	2,035
0% 7/1/47	1,830	599
Series 2008 E, 0% 7/1/47 (e)	8,700	5,971
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/27	4,610	5,224
5% 6/1/31	5,785	6,515
San Marcos Unified School District Series 2010 B, 0% 8/1/47	21,300	6,651
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,430	4,441
Union Elementary School District Series B, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,376
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	3,000	3,307
Washington Township Health Care District Gen. Oblig.:
Series 2013 A, 5.5% 8/1/38	4,500	5,235
Series 2013 B, 5.5% 8/1/38	1,000	1,163
Washington Township Health Care District Rev.:
Series 2009 A, 5.75% 7/1/24	1,750	1,803
Series 2010 A:
5.25% 7/1/30	1,100	1,157
5.5% 7/1/38	3,815	4,024
West Contra Costa Unified School District Series 2012, 5% 8/1/26	2,000	2,235

TOTAL CALIFORNIA		270,837

Colorado - 0.9%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38 (f)	2,510	2,784
5% 10/1/43 (f)	3,140	3,452
Colorado Health Facilities Auth. (Parkview Med. Ctr., Inc. Proj.) Series 2016:
4% 9/1/35	1,650	1,686
4% 9/1/36	1,300	1,325
5% 9/1/46	7,300	8,006
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) Series B, 0% 7/15/20 (Escrowed to Maturity)	7,000	6,718
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2017C-2, 5%, tender 3/1/22 (a)	8,255	8,957
Denver City & County Arpt. Rev. Series 2017 A:
5% 11/15/23 (d)	2,275	2,572
5% 11/15/26 (d)	3,450	3,979
5% 11/15/27 (d)	2,945	3,415
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	13,575	12,990
Series 2010 C:
5.25% 9/1/25	1,000	1,067
5.375% 9/1/26	1,000	1,066

TOTAL COLORADO		58,017

Connecticut - 0.8%
Connecticut Gen. Oblig. Series 2014 C, 5% 6/15/25	1,680	1,884
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT Proj.) Series 2017 I-1, 5% 7/1/42	6,050	6,800
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/26	500	577
5% 7/1/27	350	407
5% 7/1/28	635	737
5% 7/1/29	400	462
Series 2016 K, 4% 7/1/46	8,835	8,574
Series K1:
5% 7/1/27	500	566
5% 7/1/29	1,280	1,447
5% 7/1/30	1,000	1,126
5% 7/1/33	1,600	1,785
5% 7/1/34	750	833
Connecticut State Revolving Fund Gen. Rev. Series 2017 A:
5% 5/1/33	5,100	6,007
5% 5/1/35	3,790	4,428
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (d)	1,525	1,548
Hbr. Point Infra Impt. District Series 2017:
5% 4/1/30 (c)	4,570	5,003
5% 4/1/39 (c)	5,875	6,273
New Britain Gen. Oblig. Series 2017 C, 5% 3/1/29 (FSA Insured)	1,070	1,230
New Haven Gen. Oblig. Series 2016 A:
5% 8/15/18 (Escrowed to Maturity)	255	256
5% 8/15/18 (FSA Insured)	2,585	2,595

TOTAL CONNECTICUT		52,538

District Of Columbia - 0.8%
District of Columbia Rev. Series B, 4.75% 6/1/32	2,700	2,822
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2014 A, 5% 10/1/24 (d)	7,000	8,014
Series 2017 A:
5% 10/1/28 (d)	6,650	7,799
5% 10/1/29 (d)	8,080	9,447
5% 10/1/30 (d)	8,250	9,588
5% 10/1/31 (d)	1,450	1,680
5% 10/1/32 (d)	2,240	2,589
5% 10/1/33 (d)	1,100	1,267
5% 10/1/35 (d)	2,500	2,866
5% 10/1/42 (d)	5,000	5,681

TOTAL DISTRICT OF COLUMBIA		51,753

Florida - 13.1%
Brevard County School Board Ctfs. of Prtn. Series 2015 C:
5% 7/1/25	2,000	2,323
5% 7/1/26	1,750	2,011
5% 7/1/28	1,745	1,992
Broward County Arpt. Sys. Rev.:
Series 2012 P-1, 5% 10/1/22 (d)	965	1,074
Series 2012 Q1, 5% 10/1/25	5,215	5,790
Series 2017:
5% 10/1/25 (d)	250	288
5% 10/1/26 (d)	1,000	1,160
5% 10/1/27 (d)	1,000	1,169
5% 10/1/28 (d)	1,000	1,163
5% 10/1/29 (d)	2,660	3,080
5% 10/1/30 (d)	735	847
5% 10/1/32 (d)	3,500	4,013
5% 10/1/33 (d)	1,305	1,491
5% 10/1/34 (d)	1,275	1,451
5% 10/1/35 (d)	1,500	1,703
5% 10/1/36 (d)	2,000	2,267
5% 10/1/37 (d)	2,250	2,547
5% 10/1/42 (d)	4,250	4,793
5% 10/1/47 (d)	6,000	6,741
Series A:
5% 10/1/23 (d)	1,425	1,610
5% 10/1/28 (d)	3,000	3,398
5% 10/1/30 (d)	3,500	3,936
5% 10/1/31 (d)	3,000	3,363
5% 10/1/32 (d)	2,800	3,131
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	670	779
(Broward County School District) Series 2012 A, 5% 7/1/24	2,170	2,395
Series 2012 A:
5% 7/1/24 (Pre-Refunded to 7/1/22 @ 100)	2,230	2,482
5% 7/1/27	5,695	6,231
Series 2015 A:
5% 7/1/24	2,240	2,573
5% 7/1/26	7,200	8,309
5% 7/1/27	1,000	1,150
Series 2015 B:
5% 7/1/24	2,755	3,164
5% 7/1/25	2,355	2,731
Series 2016, 5% 7/1/32	2,200	2,521
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	1,715	1,766
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	27,010	29,747
Duval County School Board Ctfs. of Prtn.:
Series 2015 B:
5% 7/1/28	2,060	2,352
5% 7/1/32	12,225	13,798
Series 2016 A, 5% 7/1/33	1,340	1,532
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2011 E, 5% 6/1/24	6,600	7,169
Series 2011 F, 5% 6/1/23	6,070	6,600
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/18	3,320	3,320
Florida Higher Edl. Facilities Fing. Auth. (Jacksonville Univ. Proj.) Series 2018 A1, 5% 6/1/48 (c)	2,900	3,043
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	6,400	7,070
Series 2015 C:
5% 10/1/30	3,270	3,625
5% 10/1/40	2,000	2,176
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	2,185	2,535
5% 10/1/31	2,385	2,754
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	3,700	4,073
Series 2015 B:
5% 10/1/28	1,000	1,149
5% 10/1/30	1,800	2,052
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2016:
5% 10/1/20 (d)	200	213
5% 10/1/21 (d)	1,545	1,682
5% 10/1/22 (d)	1,000	1,109
5% 10/1/23 (d)	2,545	2,861
5% 10/1/24 (d)	3,000	3,409
5% 10/1/25 (d)	3,225	3,696
5% 10/1/26 (d)	1,700	1,967
5% 10/1/27 (d)	1,000	1,166
Series 2016A, 5% 10/1/46 (d)	1,000	1,116
Series 2017 A:
5% 10/1/24 (d)	2,325	2,642
5% 10/1/25 (d)	1,000	1,146
5% 10/1/27 (d)	2,000	2,331
5% 10/1/29 (d)	3,000	3,463
5% 10/1/30 (d)	3,220	3,703
5% 10/1/31 (d)	8,625	9,896
5% 10/1/32 (d)	6,755	7,727
5% 10/1/33 (d)	10,000	11,404
5% 10/1/34 (d)	6,000	6,822
5% 10/1/35 (d)	7,930	8,996
5% 10/1/36 (d)	7,500	8,502
5% 10/1/37 (d)	6,250	7,074
Halifax Hosp. Med. Ctr. Rev.:
4% 6/1/27	1,405	1,462
5% 6/1/24	275	312
5% 6/1/25	1,285	1,470
5% 6/1/26	1,625	1,835
5% 6/1/46	2,935	3,155
Highlands County Health Facilities Auth. Rev. Series 2008:
6% 11/15/37	12,970	13,793
6% 11/15/37 (Pre-Refunded to 11/15/19 @ 100)	30	32
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/24	5,500	6,116
5% 10/1/25	1,000	1,110
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/27 (FSA Insured)	1,000	1,121
5% 6/1/28 (FSA Insured)	1,000	1,117
5% 6/1/30 (FSA Insured)	2,250	2,498
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (d)	6,310	6,827
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	7,300	7,825
Series 2010, 5.5% 10/1/30	3,035	3,270
Series 2012 A:
5% 10/1/21 (d)	1,900	2,070
5% 10/1/22 (d)	1,000	1,110
5% 10/1/23 (d)	7,700	8,529
5% 10/1/24 (d)	9,050	9,986
5% 10/1/30 (d)	7,015	7,661
5% 10/1/31 (d)	4,000	4,361
Series 2014 A:
5% 10/1/28 (d)	5,000	5,657
5% 10/1/33 (d)	8,385	9,353
5% 10/1/36 (d)	15,855	17,600
5% 10/1/37	12,925	14,433
Series 2015 A:
5% 10/1/29 (d)	1,585	1,778
5% 10/1/31 (d)	1,330	1,482
5% 10/1/35 (d)	5,500	6,115
Series 2016 A:
5% 10/1/29	1,450	1,684
5% 10/1/31	1,750	2,022
Series 2017 B, 5% 10/1/40 (d)	13,000	14,692
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/26	3,750	4,149
Miami-Dade County Expressway Auth.:
Series 2014 A, 5% 7/1/44	3,500	3,853
Series 2014 B:
5% 7/1/26	2,500	2,847
5% 7/1/27	1,750	1,988
5% 7/1/28	1,000	1,132
Series A:
5% 7/1/32	4,300	4,920
5% 7/1/33	3,650	4,163
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 8/1/22 (AMBAC Insured)	3,325	3,334
Series 2011 B, 5.625% 5/1/31	6,600	7,195
Series 2015 A:
5% 5/1/26	5,500	6,287
5% 5/1/27 (FSA Insured)	780	887
5% 5/1/28	17,710	19,998
5% 5/1/29	4,075	4,583
Series 2015 B:
5% 5/1/26	8,500	9,717
5% 5/1/27	22,130	25,165
5% 5/1/28	16,995	19,191
Series 2016 A:
5% 5/1/30	7,520	8,523
5% 5/1/32	16,860	19,046
Series 2016 B, 5% 8/1/26	10,825	12,647
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/42	2,200	2,386
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	4,000	4,523
North Brevard County Hosp. District Rev. 5.75% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	600	606
Orange County Health Facilities Auth. Series 2012 A, 5% 10/1/42	12,050	13,044
Orange County School Board Ctfs. of Prtn.:
Series 2015 C, 5% 8/1/30	10,000	11,431
Series 2016 C, 5% 8/1/33	3,770	4,331
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 B, 5% 10/1/33	2,115	2,167
Series 2012 A:
5% 10/1/23	2,300	2,631
5% 10/1/25	1,100	1,291
Palm Beach County Arpt. Sys. Rev. Series 2016:
5% 10/1/21 (d)	1,200	1,308
5% 10/1/23 (d)	1,325	1,492
5% 10/1/24 (d)	1,375	1,563
5% 10/1/25 (d)	2,915	3,339
5% 10/1/26 (d)	2,060	2,378
5% 10/1/27 (d)	1,000	1,158
5% 10/1/29 (d)	1,040	1,188
5% 10/1/30 (d)	1,850	2,105
5% 10/1/31 (d)	1,300	1,475
5% 10/1/32 (d)	2,000	2,264
5% 10/1/33 (d)	4,295	4,845
5% 10/1/34 (d)	4,505	5,061
5% 10/1/35 (d)	4,745	5,323
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/22	670	739
5% 12/1/23	1,395	1,553
5% 12/1/24	1,530	1,719
5% 12/1/25	540	600
5% 12/1/31	500	545
Palm Beach County School Board Ctfs. of Prtn. Series 2015 D:
5% 8/1/28	4,715	5,429
5% 8/1/29	5,995	6,882
5% 8/1/30	16,510	18,804
5% 8/1/31	16,580	18,850
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/29	5,000	5,765
5% 10/1/32	6,270	7,187
South Lake County Hosp. District (South Lake Hosp., Inc.):
Series 2009 A:
6% 4/1/29	1,400	1,436
6.25% 4/1/39	3,300	3,388
Series 2010, 5.25% 10/1/34	3,500	3,683
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
4% 8/15/33	2,500	2,597
5% 8/15/26	3,400	3,940
5% 8/15/27	2,250	2,630
5% 8/15/28	1,500	1,745
5% 8/15/30	3,245	3,742
5% 8/15/31	3,130	3,604
5% 8/15/32	2,330	2,677
5% 8/15/34	6,475	7,379
5% 8/15/35	4,295	4,884
5% 8/15/42	6,600	7,444
5% 8/15/47	9,800	11,004
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/41	1,100	1,193
Series 2015 A, 5% 12/1/40	2,200	2,377
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A:
5% 9/1/22	2,300	2,554
5% 9/1/25	410	453
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A:
5% 8/1/29 (Build America Mutual Assurance Insured)	1,000	1,137
5% 8/1/32 (Build America Mutual Assurance Insured)	5,000	5,652
(Master Lease Prog.) Series 2014 B:
5% 8/1/25	1,775	2,030
5% 8/1/26	340	388

TOTAL FLORIDA		819,382

Georgia - 2.4%
Atlanta Wtr. & Wastewtr. Rev. 5% 11/1/27	1,000	1,153
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 1997 1, 2.05%, tender 11/19/21 (a)	2,000	1,972
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (a)	7,600	7,613
2.2%, tender 4/2/19 (a)	3,000	3,006
2.2%, tender 4/2/19 (a)	6,500	6,513
2.2%, tender 4/2/19 (a)	4,100	4,108
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	9,145	9,776
6.125% 9/1/40	14,920	15,885
DeKalb County Wtr. & Swr. Rev. Series 2011 A:
5.25% 10/1/36	3,000	3,277
5.25% 10/1/41	5,600	6,113
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/24	6,500	6,994
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series S:
5% 10/1/22	3,425	3,785
5% 10/1/23	4,000	4,450
Glynn-Brunswick Memorial Hosp. Auth. Rev.:
(Southeast Health Sys. Proj.) Series 2017:
4% 8/1/43	2,245	2,245
5% 8/1/39	2,060	2,245
(Southeast GA. Health Sys. Proj.) Series 2017, 5% 8/1/43	2,745	3,022
Main Street Natural Gas, Inc. Bonds Series 2018 C, 4%, tender 12/1/23 (a)	50,645	54,199
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.25% 9/15/19	1,915	1,989
Private Colleges & Univs. Auth. Rev. (The Savannah College of Art and Design Projs.) Series 2014:
5% 4/1/25	3,500	3,918
5% 4/1/30	2,000	2,195
5% 4/1/44	3,815	4,114
Valdosta & Lowndes County Hosp. (South Georgia Med. Ctr. Proj.) 5% 10/1/20	1,570	1,575

TOTAL GEORGIA		150,147

Hawaii - 0.6%
Hawaii Arpts. Sys. Rev. Series 2015 A:
5% 7/1/41 (d)	7,500	8,325
5% 7/1/45 (d)	19,875	22,009
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/22 (d)	1,575	1,735
5.25% 8/1/24 (d)	2,000	2,253
5.25% 8/1/25 (d)	2,500	2,796

TOTAL HAWAII		37,118

Idaho - 0.2%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	4,355	4,424
6.75% 11/1/37	5,500	5,591
Series 2015 ID, 5% 12/1/25	2,750	3,173

TOTAL IDAHO		13,188

Illinois - 21.9%
Boone & Winnebago County Cmnty. Unit School District 200:
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,810	1,687
0% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950	1,757
Chicago Board of Ed.:
Series 1999 A:
0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	990
5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,385	2,554
Series 2008 C:
5.25% 12/1/23	2,410	2,421
5.25% 12/1/24	1,630	1,637
Series 2010 F, 5% 12/1/20	1,295	1,335
Series 2011 A:
5% 12/1/41	5,785	5,804
5.25% 12/1/41	3,580	3,620
5.5% 12/1/39	7,900	8,054
Series 2012 A, 5% 12/1/42	9,215	9,215
Series 2015 C, 5.25% 12/1/39	1,700	1,725
Series 2016 B, 6.5% 12/1/46	800	916
Series 2017 A, 7% 12/1/46 (c)	2,800	3,351
Series 2017 C:
5% 12/1/22	2,630	2,743
5% 12/1/23	2,270	2,373
5% 12/1/24	5,760	6,020
5% 12/1/25	3,290	3,439
5% 12/1/26	965	1,007
5% 12/1/30	2,545	2,658
Series 2017 D:
5% 12/1/23	2,970	3,104
5% 12/1/24	1,245	1,301
5% 12/1/31	3,000	3,123
Series 2018 A:
5% 12/1/25	1,000	1,045
5% 12/1/26	1,000	1,043
5% 12/1/28	4,730	4,925
5% 12/1/30	2,000	2,067
5% 12/1/32	1,150	1,185
5% 12/1/35	1,000	1,021
Chicago Midway Arpt. Rev.:
Series 2014 A:
5% 1/1/27 (d)	10,330	11,397
5% 1/1/28 (d)	19,150	21,067
5% 1/1/33 (d)	5,375	5,850
5% 1/1/34 (d)	2,600	2,826
Series 2016 A, 5% 1/1/28 (d)	2,000	2,244
Series 2016 B:
4% 1/1/35	1,575	1,621
5% 1/1/36	2,000	2,230
5% 1/1/37	2,700	3,004
5% 1/1/46	7,085	7,824
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 A, 5% 1/1/22 (d)	6,715	7,320
Series 2013 B, 5% 1/1/27	11,275	12,426
Series 2013 D, 5% 1/1/27	3,200	3,527
Series 2015 A:
5% 1/1/25 (d)	5,335	6,065
5% 1/1/31 (d)	6,040	6,654
5% 1/1/32 (d)	12,200	13,411
Series 2015 C:
5% 1/1/24 (d)	1,435	1,616
5% 1/1/46 (d)	2,395	2,589
Series 2016 B, 5% 1/1/34	6,100	6,831
Series 2016 C:
5% 1/1/33	2,725	3,061
5% 1/1/34	3,155	3,533
Series 2016 G:
5% 1/1/37 (d)	2,000	2,197
5% 1/1/42 (d)	2,000	2,183
5.25% 1/1/29 (d)	350	409
5.25% 1/1/31 (d)	400	463
Series 2017 A, 5% 1/1/31	3,535	4,047
Series 2017 B:
5% 1/1/35	2,100	2,376
5% 1/1/37	8,550	9,619
Series 2017 C:
5% 1/1/30	600	688
5% 1/1/31	600	687
5% 1/1/32	650	743
Series 2017 D:
5% 1/1/28 (d)	2,990	3,411
5% 1/1/29 (d)	2,500	2,828
5% 1/1/32 (d)	2,700	3,012
5% 1/1/34 (d)	4,060	4,488
5% 1/1/35 (d)	3,000	3,310
5% 1/1/36 (d)	3,730	4,104
5% 1/1/37 (d)	2,000	2,197
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/38 (d)	2,640	2,932
5% 7/1/48 (d)	10,905	11,994
Chicago Transit Auth.:
Series 2014, 5.25% 12/1/49	18,000	19,914
Series 2017, 5% 12/1/46	4,100	4,427
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/22	2,020	2,216
5% 6/1/23	1,815	2,024
5% 6/1/24	305	342
5% 6/1/25	305	344
5% 6/1/26	245	278
Cmnty. College District #525 Gen. Oblig. 5.75% 6/1/28	625	626
Cook County Forest Preservation District:
(Ltd. Tax Proj.) Series 2012 B, 5% 12/15/37	2,500	2,640
Series 2012 A, 5% 11/15/22	2,000	2,181
Series 2012 C:
5% 12/15/21	1,000	1,076
5% 12/15/37	1,000	1,056
Cook County Gen. Oblig.:
Series 2010 A:
5.25% 11/15/22	690	737
5.25% 11/15/33	23,025	24,221
Series 2010 G, 5% 11/15/25	3,400	3,588
Series 2012 C, 5% 11/15/24	11,100	12,212
Series 2016 A:
5% 11/15/26	5,340	6,125
5% 11/15/27	2,800	3,194
5% 11/15/28	3,650	4,146
5% 11/15/29	4,540	5,132
5% 11/15/30	5,000	5,629
Grundy & Will Counties Cmnty. School Gen. Obligan Series 2017, 5% 2/1/25	900	1,018
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	4,500	4,439
Illinois Fin. Auth. Rev.:
( Bradley Univ. Proj.) Series 2017 C, 5% 8/1/29	650	736
( Bradley Univ. Proj.) Series 2017 C, 5% 8/1/30	915	1,033
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/32	1,225	1,378
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/34	1,000	1,030
5% 10/1/29	1,000	1,147
5% 10/1/30	1,000	1,144
5% 10/1/35	2,000	2,254
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5.375% 5/15/25	30,230	32,004
5.375% 5/15/30	7,270	7,645
(Presence Health Proj.) Series 2016 C:
3.625% 2/15/32	1,150	1,155
4% 2/15/33	270	283
5% 2/15/25	230	265
5% 2/15/26	3,050	3,560
5% 2/15/29	6,170	7,172
5% 2/15/36	1,400	1,594
(Rosalind Franklin Unversity Research Bldg. Proj.) Series 2017 C, 5% 8/1/46	1,000	1,087
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	500	555
(Silver Cross Health Sys. II Proj.) Series 2015C, 4.125% 8/15/37	865	871
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	1,995	2,001
Bonds (Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	2,215	2,200
Series 2009, 5% 8/15/23 (Pre-Refunded to 8/15/20 @ 100)	1,865	1,987
Series 2010, 5.25% 5/1/25	7,000	7,428
Series 2012 A:
5% 5/15/20	500	527
5% 5/15/22	2,180	2,402
5% 5/15/23	300	329
Series 2012:
4% 9/1/32	8,775	8,579
5% 9/1/32	1,900	2,007
5% 9/1/38	26,250	27,543
5% 11/15/43	5,215	5,486
Series 2013:
5% 11/15/24	500	552
5% 11/15/27	100	110
5% 11/15/28	2,875	3,151
5% 11/15/29	1,400	1,532
5% 5/15/43	11,805	12,387
Series 2014, 5% 8/1/38	13,350	14,761
Series 2015 A:
5% 11/15/21	600	656
5% 11/15/45	3,225	3,506
Series 2015 B, 5% 11/15/27	3,160	3,585
Series 2015 C:
5% 8/15/35	7,460	8,120
5% 8/15/44	36,450	39,177
Series 2016 A:
5% 8/15/22	1,000	1,085
5% 7/1/24	1,395	1,575
5% 8/15/25	2,380	2,655
5% 8/15/26	3,180	3,569
5% 7/1/28	1,230	1,382
5% 2/15/29	5,140	5,739
5% 2/15/30	5,425	6,038
5% 7/1/30	710	789
5% 2/15/31	4,375	4,857
5% 7/1/31	1,255	1,392
5% 2/15/32	4,250	4,706
5% 7/1/33	650	717
5% 7/1/34	5,000	5,493
5% 8/15/34	645	702
5% 8/15/35	510	554
5% 8/15/36	2,035	2,206
5.25% 8/15/27	2,255	2,561
5.25% 8/15/28	2,895	3,274
5.25% 8/15/30	2,225	2,500
5.25% 8/15/31	600	673
Series 2016 B:
5% 8/15/31	7,365	8,374
5% 8/15/32	6,040	6,838
5% 8/15/34	7,515	8,406
5% 8/15/36	10,485	11,662
Series 2016 C:
3.75% 2/15/34	1,465	1,468
4% 2/15/36	6,230	6,464
4% 2/15/41	17,890	18,469
5% 2/15/22	1,320	1,455
5% 2/15/24	670	764
5% 2/15/30	7,760	8,994
5% 2/15/31	13,500	15,614
5% 2/15/32	4,420	5,094
5% 2/15/34	3,525	4,031
5% 2/15/41	10,685	12,140
Series 2016:
5% 5/15/29	1,255	1,422
5% 5/15/30	2,655	3,001
5% 12/1/46	4,585	4,981
Series 2017 A, 5% 8/1/42	880	959
Series 2017:
5% 7/1/26	1,750	2,061
5% 1/1/29	3,350	3,912
5% 7/1/32	8,495	9,823
5% 7/1/33	6,815	7,852
5% 7/1/34	5,605	6,418
5% 7/1/35	4,710	5,374
Illinois Gen. Oblig.:
Series 2006:
5% 1/1/19	5,200	5,267
5.5% 1/1/31	6,040	6,594
Series 2010:
5% 1/1/21 (FSA Insured)	3,100	3,213
5% 1/1/23 (FSA Insured)	7,900	8,150
Series 2012 A, 4% 1/1/23	2,525	2,554
Series 2012:
5% 8/1/19	2,965	3,042
5% 8/1/21	2,400	2,511
5% 3/1/23	5,150	5,393
5% 8/1/23	4,600	4,874
5% 3/1/28	220	227
Series 2013:
5% 1/1/22	2,925	2,995
5.5% 7/1/24	1,000	1,076
5.5% 7/1/25	5,215	5,583
Series 2014:
5% 2/1/22	1,060	1,113
5% 2/1/23	4,425	4,673
5% 2/1/25	3,630	3,828
5% 2/1/26	2,740	2,874
5% 4/1/28	2,290	2,390
5% 5/1/28	2,150	2,244
5% 5/1/32	9,300	9,627
5.25% 2/1/30	9,200	9,676
5.25% 2/1/31	435	457
Series 2016:
5% 11/1/20	4,680	4,861
5% 2/1/23	1,810	1,911
5% 2/1/24	10,010	10,624
5% 6/1/25	8,810	9,370
5% 11/1/25	3,000	3,193
5% 6/1/26	1,200	1,276
5% 2/1/27	8,525	9,075
5% 2/1/28	6,860	7,277
5% 2/1/29	6,445	6,813
Series 2017 D:
5% 11/1/22	23,880	25,247
5% 11/1/23	25,000	26,533
5% 11/1/24	35,000	37,240
5% 11/1/25	35,000	37,248
5% 11/1/26	25,000	26,609
5% 11/1/27	3,500	3,731
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/25	8,110	9,253
5% 2/1/26	10,370	11,854
5% 2/1/31	4,070	4,574
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2015 A:
5% 1/1/37	3,650	4,061
5% 1/1/40	15,600	17,306
Series 2015 B, 5% 1/1/40	8,700	9,724
Series 2016 A:
5% 12/1/31	7,035	8,034
5% 12/1/32	10,300	11,748
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/19 (FSA Insured)	2,000	1,943
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/21 (AMBAC Insured)	3,095	2,833
0% 12/1/21 (Escrowed to Maturity)	1,905	1,778
6.5% 1/1/20 (AMBAC Insured)	3,140	3,354
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016:
5% 2/1/34	7,000	7,792
5% 2/1/35	5,000	5,559
5% 2/1/36	8,600	9,542
Lake County Cmnty. High School District #117, Antioch:
Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805	1,694
Series B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,240	7,181
McHenry & Kane Counties Cmnty. Consolidated School District #158:
Series 2003:
0% 1/1/19	2,770	2,738
0% 1/1/19 (Escrowed to Maturity)	185	184
Series 2004, 0% 1/1/24 (FSA Insured)	5,100	4,279
0% 1/1/19 (Escrowed to Maturity)	45	45
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,610	3,399
Series 1994 A, 0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,645	6,463
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,300	5,249
Series 2010 B1:
0% 6/15/43 (FSA Insured)	50,715	16,345
0% 6/15/44 (FSA Insured)	58,500	17,972
0% 6/15/45 (FSA Insured)	30,500	8,907
0% 6/15/47 (FSA Insured)	3,625	955
Series 2012 B, 0% 12/15/51	13,100	2,411
Series A:
0% 6/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,265	1,101
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,090	2,399
Series 1993:
0% 6/15/19	2,780	2,704
0% 6/15/19 (Escrowed to Maturity)	565	556
Series 1996 A, 0% 6/15/24	3,060	2,432
Series 2002, 5.5% 6/15/20	265	267
Series 2017 B:
5% 12/15/25	1,000	1,089
5% 12/15/26	3,325	3,624
5% 12/15/27	355	388
5% 12/15/31	675	733
5% 12/15/34	400	430
Series A, 0% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,155	2,064
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/27	5,000	5,692
5% 6/1/28	2,750	3,110
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,000	7,674
Series 1999 A:
0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600	1,535
0% 4/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,965	4,626
Series 2010 A:
5% 4/1/25	6,125	6,420
5.25% 4/1/30	4,200	4,408
Series 2013:
6% 10/1/42	5,500	6,198
6.25% 10/1/38	5,430	6,201
Will County Cmnty. Unit School District #365-U:
Series 2007 B, 0% 11/1/26 (FSA Insured)	6,155	4,660
Series 2012, 0% 11/1/25	790	622
0% 11/1/19 (Escrowed to Maturity)	1,465	1,429
0% 11/1/19 (FSA Insured)	9,410	9,145
Will County Illinois Series 2016:
5% 11/15/31	1,620	1,813
5% 11/15/32	1,235	1,380
5% 11/15/33	1,500	1,671
5% 11/15/34	1,500	1,667

TOTAL ILLINOIS		1,370,035

Indiana - 2.0%
Crown Point Multi-School Bldg. Corp. 0% 1/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,480	7,100
Indiana Fin. Auth. Rev.:
Series 2012:
5% 3/1/30	4,575	4,961
5% 3/1/41	8,360	8,944
Series 2015 A, 5.25% 2/1/32	7,060	8,183
Series 2016:
4% 9/1/21	400	422
5% 9/1/22	300	332
5% 9/1/23	450	506
5% 9/1/24	675	769
5% 9/1/26	1,300	1,507
5% 9/1/27	650	750
5% 9/1/28	3,065	3,522
5% 9/1/29	1,500	1,716
5% 9/1/30	1,400	1,596
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A:
5% 10/1/24	400	446
5% 10/1/26	2,545	2,825
Series 2015 A:
5% 10/1/30	4,820	5,495
5% 10/1/45	27,300	30,751
Series 2011 A, 5.25% 10/1/25	1,750	1,922
Indianapolis Local Pub. Impt. Series 2016:
4% 1/1/32 (d)	1,000	1,035
4% 1/1/33 (d)	1,000	1,031
4% 1/1/34 (d)	1,000	1,028
4% 1/1/35 (d)	2,780	2,849
5% 1/1/21 (d)	4,755	5,108
5% 1/1/22 (d)	8,590	9,410
5% 1/1/23 (d)	3,470	3,863
5% 1/1/26 (d)	1,055	1,208
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 7/15/18	400	400
5% 1/15/30	12,040	13,339
Zionsville Cmnty. Schools Bldg. Series 2005, 5% 7/15/20 (FSA Insured)	1,945	2,056

TOTAL INDIANA		123,074

Kansas - 0.5%
Kansas Dev. Fin. Agcy. Series 2009:
5.75% 11/15/38 (Pre-Refunded to 11/15/19 @ 100)	275	289
5.75% 11/15/38 (Pre-Refunded to 11/15/19 @ 100)	12,225	12,903
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/23	1,860	2,058
5% 9/1/25	4,000	4,426
5% 9/1/26	1,950	2,154
Series 2016 A:
5% 9/1/40	4,515	5,025
5% 9/1/45	6,800	7,545

TOTAL KANSAS		34,400

Kentucky - 0.8%
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/21	650	695
5% 1/1/22	725	792
5% 1/1/23	425	471
5% 1/1/28	1,585	1,781
5% 1/1/31	1,500	1,673
5% 1/1/32	1,500	1,668
Kentucky Econ. Dev. Fin. Auth. Rev. Louisville Arena Auth., Inc. Series 2017A, 5% 12/1/47 (FSA Insured)	1,620	1,762
Kentucky State Property & Buildings Commission Rev. (Proj. No. 119) Series 2018:
5% 5/1/26	1,005	1,144
5% 5/1/27	2,940	3,359
5% 5/1/29	5,445	6,221
5% 5/1/32	1,430	1,636
5% 5/1/33	1,105	1,260
5% 5/1/34	1,260	1,429
5% 5/1/35	745	835
5% 5/1/36	630	705
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	3,400	3,820
5.75% 10/1/38	8,765	9,940
Louisville/Jefferson County Metropolitan Gov. Series 2012 A:
5% 12/1/28	745	794
5% 12/1/30	725	770
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	3,000	3,257
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2001 B, 2.55%, tender 5/3/21 (a)	8,130	8,134

TOTAL KENTUCKY		52,146

Louisiana - 0.8%
Louisiana Pub. Facilities Auth. Rev. (Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/24	1,500	1,715
5% 12/15/25	3,120	3,613
5% 12/15/26	1,260	1,463
5% 12/15/28	2,000	2,301
5% 12/15/29	1,420	1,624
5% 12/15/30	2,800	3,195
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/27 (d)	1,400	1,575
5% 1/1/29 (d)	5,190	5,798
5% 1/1/30 (d)	7,000	7,790
5% 1/1/31 (d)	2,500	2,770
5% 1/1/40 (d)	8,285	9,021
Series 2017 B:
5% 1/1/27 (d)	400	460
5% 1/1/28 (d)	245	280
5% 1/1/32 (d)	400	451
5% 1/1/33 (d)	700	785
5% 1/1/34 (d)	215	240
5% 1/1/35 (d)	400	446
Series 2017 D2:
5% 1/1/27 (d)	500	575
5% 1/1/28 (d)	720	824
5% 1/1/31 (d)	640	724
5% 1/1/33 (d)	1,025	1,150
5% 1/1/34 (d)	1,230	1,375
5% 1/1/36 (d)	935	1,041
5% 1/1/37 (d)	1,540	1,713

TOTAL LOUISIANA		50,929

Maine - 1.0%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	3,790	3,934
Series 2008 D, 5.75% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	330	330
Series 2013, 5% 7/1/25	1,730	1,856
Series 2016 A:
4% 7/1/41	2,310	2,127
4% 7/1/46	3,225	2,932
5% 7/1/41	10,410	10,927
5% 7/1/46	27,715	29,054
Series 2017 B:
4% 7/1/25	450	486
4% 7/1/31	700	730
4% 7/1/32	500	519
4% 7/1/34	1,010	1,040
5% 7/1/26	325	375
5% 7/1/28	510	590
5% 7/1/29	400	460
5% 7/1/33	1,000	1,134
5% 7/1/35	760	857
Series 2017 D, 5.75% 7/1/38	165	166
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/32	1,050	1,195
5% 7/1/36	2,600	2,929
5% 7/1/38	670	754

TOTAL MAINE		62,395

Maryland - 0.6%
Baltimore Proj. Rev. (Wtr. Projs.) Series 2009 A:
5.375% 7/1/34 (Pre-Refunded to 7/1/19 @ 100)	185	192
5.375% 7/1/34 (Pre-Refunded to 7/1/19 @ 100)	315	327
City of Westminster Series 2016:
5% 11/1/27	2,595	2,892
5% 11/1/28	2,750	3,050
5% 11/1/29	2,910	3,203
5% 11/1/30	3,085	3,384
5% 11/1/31	1,245	1,359
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/30	1,250	1,416
5% 6/1/35	2,000	2,240
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D:
5% 3/31/41 (d)	1,815	1,988
5% 3/31/46 (d)	3,000	3,275
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	3,195	3,576
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F, 5.25% 7/1/21	1,000	1,001
Series 2010, 5.625% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	3,365	3,617
Series 2015, 5% 7/1/24	755	851
Series 2016 A:
4% 7/1/42	1,725	1,720
5% 7/1/35	695	763
Rockville Mayor & Council Econ. Dev. (Rfdg.-Ingleside King Farm Proj.) Series 2017:
2.5% 11/1/24	1,760	1,735
3% 11/1/25	1,290	1,283
5% 11/1/30	455	502

TOTAL MARYLAND		38,374

Massachusetts - 2.6%
Massachusetts Dev. Fin. Agcy. Rev.:
( Lawrence Gen. Hosp. MA. Proj.) Series 2017:
5% 7/1/30	760	828
5% 7/1/37	1,000	1,069
(Lawrence Gen. Hosp. MA. Proj.) Series 2017:
5% 7/1/25	170	187
5% 7/1/29	715	780
5% 7/1/31	805	875
5% 7/1/32	1,000	1,084
5% 7/1/34	1,000	1,075
5% 7/1/42	900	959
(Lawrence Gen. Hosp.) Series 2017:
5% 7/1/19	230	236
5% 7/1/20	370	388
5% 7/1/21	380	405
5% 7/1/47	1,400	1,486
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	1,645	1,840
(Newbridge On The Charles Proj.) Series 2017:
4% 10/1/32 (c)	3,000	2,993
4.125% 10/1/42 (c)	3,600	3,592
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/30	3,880	4,577
5% 7/1/32	14,340	16,811
5% 7/1/34	4,225	4,896
Series 2017, 4% 7/1/41	10,000	10,238
(Tufts Med. Ctr. Proj.) Series 2011, 6.75% 1/1/36	1,585	1,761
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	1,000	995
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/27	1,005	1,130
5% 10/1/28	1,055	1,181
5% 10/1/29	1,110	1,237
5% 10/1/31	1,225	1,357
5% 10/1/32	1,285	1,421
Series 2016:
5% 10/1/29	1,000	1,161
5% 10/1/30	1,500	1,737
5% 7/1/31	1,675	1,876
5% 10/1/31	1,620	1,870
5% 7/1/46	1,390	1,519
Series 2017, 5% 7/1/27	645	705
Series BB1, 5% 10/1/46	415	471
Massachusetts Edl. Fing. Auth. Rev. Series 2017 B, 4.25% 7/1/46 (d)	10,000	10,197
Massachusetts Gen. Oblig.:
Series 2016 B, 5% 7/1/31	2,420	2,808
Series 2017 A:
5% 4/1/36	2,115	2,442
5% 4/1/42	8,010	9,168
Series 2017 D:
5% 2/1/33	5,390	6,262
5% 2/1/34	12,295	14,223
5% 2/1/35	4,710	5,437
Series 2017 F, 5% 11/1/46	4,000	4,597
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (g)	1,355	1,360
Massachusetts Port Auth. Rev.:
Series 2016 A:
5% 7/1/33	2,100	2,434
5% 7/1/34	1,080	1,247
5% 7/1/38	1,570	1,804
Series 2016 B, 5% 7/1/43 (d)	18,590	20,795
Series 2017 A:
5% 7/1/24 (d)	4,865	5,535
5% 7/1/25 (d)	1,810	2,074

TOTAL MASSACHUSETTS		163,123

Michigan - 1.7%
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/23	4,000	4,398
Detroit Swr. Disp. Rev. Series 2001 E, 5.75% 7/1/31 (Pre-Refunded to 7/1/18 @ 100)	385	385
Grand Rapids Pub. Schools Series 2016, 5% 5/1/26 (FSA Insured)	3,065	3,566
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 5% 5/15/28	2,360	2,662
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	3,000	3,286
Michigan Bldg. Auth. Rev.:
(Facilities Prog.):
Series 2015 I, 5% 4/15/30	5,000	5,720
Series 2016 I, 5% 4/15/24	295	338
5% 4/15/33	2,500	2,834
Michigan Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2017:
5% 12/1/34	5,000	5,757
5% 12/1/35	1,915	2,200
5% 12/1/42	2,585	2,933
Series 2012 A:
5% 6/1/20 (Escrowed to Maturity)	2,050	2,169
5% 6/1/21 (Escrowed to Maturity)	350	379
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	3,500	3,874
Series 2012, 5% 11/15/42	10,380	11,263
Series 2015 MI, 5% 12/1/24	4,445	5,119
Series 2016, 5% 11/15/41	1,885	2,087
Series MI, 5.5% 12/1/27	4,750	5,606
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C, 5% 12/1/32	1,495	1,737
Series 2012 A, 5% 6/1/26	2,000	2,195
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	210	214
Portage Pub. Schools Series 2016:
5% 11/1/30	2,855	3,270
5% 11/1/31	2,525	2,886
5% 11/1/36	250	281
Wayne County Arpt. Auth. Rev.:
Series 2015 F, 5% 12/1/27 (d)	6,995	7,933
Series 2015 G, 5% 12/1/28 (d)	5,500	6,210
Series 2017 A:
4% 12/1/33 (FSA Insured)	1,485	1,567
4% 12/1/34 (FSA Insured)	1,230	1,292
4% 12/1/35 (FSA Insured)	1,200	1,253
4% 12/1/36 (FSA Insured)	1,250	1,301
5% 12/1/31	375	432
5% 12/1/32	380	436
5% 12/1/34	700	800
5% 12/1/35	650	741
5% 12/1/37	430	488
Series 2017 B:
5% 12/1/29 (d)	600	685
5% 12/1/30 (d)	700	796
5% 12/1/31 (d)	800	908
5% 12/1/32 (d)	510	580
5% 12/1/32 (d)	650	737
5% 12/1/34 (d)	600	676
5% 12/1/35 (d)	650	731
5% 12/1/37 (d)	850	952
5% 12/1/42 (d)	1,000	1,115

TOTAL MICHIGAN		104,792

Minnesota - 0.1%
Maple Grove Health Care Sys. Rev.:
Series 2015, 5% 9/1/29	2,830	3,146
Series 2017:
4% 5/1/21	500	524
5% 5/1/25	800	913
Minneapolis Health Care Sys. Rev.:
6.5% 11/15/38	845	861
6.5% 11/15/38 (Pre-Refunded to 11/15/18 @ 100)	155	158
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	1,195	1,348
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/44 (Pre-Refunded to 11/15/25 @ 100)	1,515	1,778

TOTAL MINNESOTA		8,728

Missouri - 0.4%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/30	700	773
5% 3/1/31	750	826
5% 3/1/36	1,500	1,614
Kansas City Spl. Oblig.:
5% 9/1/26	1,185	1,228
5% 9/1/27	490	508
5% 9/1/28	1,000	1,036
5% 9/1/29	1,000	1,036
5% 9/1/30	1,390	1,439
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	855	892
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
3.125% 2/1/27	1,000	1,009
3.25% 2/1/28	1,000	1,015
4% 2/1/40	800	816
5% 2/1/29	1,240	1,406
5% 2/1/31	2,595	2,924
5% 2/1/33	2,870	3,220
5% 2/1/36	2,700	3,007

TOTAL MISSOURI		22,749

Nebraska - 0.3%
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Proj.) Series 2017:
4% 7/1/34	1,000	1,064
5% 7/1/36	690	789
Nebraska Pub. Pwr. District Rev. Series 2016 B:
5% 1/1/37	2,475	2,796
5% 1/1/40	1,130	1,271
Omaha Arpt. Auth. Arpt. Rev.:
Series 2017 A:
5% 12/15/22 (d)	750	837
5% 12/15/23 (d)	750	849
5% 12/15/25 (d)	400	461
5% 12/15/26 (d)	1,440	1,671
5% 12/15/27 (d)	1,000	1,156
5% 12/15/30 (d)	1,500	1,713
5% 12/15/31 (d)	785	894
5% 12/15/33 (d)	800	905
5% 12/15/35 (d)	2,000	2,250
5% 12/15/36 (d)	505	567
Series 2017 C, 5% 12/15/21 (d)	410	449
Series 2017A, 4% 12/15/18 (d)	325	329

TOTAL NEBRASKA		18,001

Nevada - 0.4%
Clark County Arpt. Rev. (Sub Lien Proj.) Series 2017 A-1, 5% 7/1/21 (d)	6,970	7,535
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. (Clark County Arpt. Rev. Proj.) Series 2017 B:
5% 7/1/20 (d)	1,960	2,074
5% 7/1/22 (d)	2,250	2,481
5% 7/1/23 (d)	4,000	4,481
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2011 C, 5% 6/1/24	5,415	5,864
Series 2016 B, 5% 6/1/36	4,530	5,164

TOTAL NEVADA		27,599

New Hampshire - 1.7%
New Hampshire Health & Ed. Facilities Auth.:
(Concord Hosp.) Series 2017, 5% 10/1/42	3,000	3,338
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/28	500	582
5% 8/1/30	1,000	1,151
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/29	850	984
(Partners Healthcare Sys., Inc. Proj.):
Series 2017:
5% 7/1/29	4,275	5,050
5% 7/1/34	5,335	6,182
Series 2017:
5% 7/1/28	4,025	4,774
5% 7/1/30	2,565	3,021
5% 7/1/31	5,750	6,762
5% 7/1/32	3,845	4,504
5% 7/1/33	3,500	4,084
5% 7/1/35	5,600	6,439
5% 7/1/36	5,885	6,752
5% 7/1/37	5,180	5,938
Series 2017 B, 4.125% 7/1/24 (c)	2,115	2,128
Series 2017 C, 3.5% 7/1/22 (c)	665	667
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Covenant Health Sys., Inc. Proj.) Series 2012, 5% 7/1/42	375	398
Series 2012:
4% 7/1/32	2,770	2,837
5% 7/1/24	1,000	1,093
5% 7/1/25	1,185	1,290
5% 7/1/27	500	540
Series 2016:
3% 10/1/20	560	570
4% 10/1/38	2,425	2,425
5% 10/1/22	1,070	1,173
5% 10/1/24	2,120	2,366
5% 10/1/25	2,100	2,358
5% 10/1/29	6,675	7,442
5% 10/1/31	5,210	5,781
5% 10/1/33	4,050	4,463
5% 10/1/38	7,470	8,121
New Hampshire Tpk. Sys. Rev. Series 2012 B, 5% 2/1/24	1,775	1,947

TOTAL NEW HAMPSHIRE		105,160

New Jersey - 6.0%
Atlantic County Impt. Auth. (Atlantic City Campus Proj.) Series 2016 A:
5% 7/1/28 (FSA Insured)	1,040	1,188
5% 7/1/30 (FSA Insured)	2,540	2,895
5% 7/1/32 (FSA Insured)	1,250	1,419
5% 7/1/33 (FSA Insured)	1,300	1,471
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.):
Series 2015 XX, 5% 6/15/25	13,170	14,473
Series 2017 B:
5% 11/1/23	18,000	19,648
5% 11/1/24	7,000	7,678
Series 2009 AA, 5.5% 12/15/29	1,665	1,712
Series 2013 NN:
5% 3/1/27	81,510	86,384
5% 3/1/29	2,485	2,621
Series 2013:
5% 3/1/23	19,875	21,501
5% 3/1/24	20,000	21,592
5% 3/1/25	2,200	2,358
Series 2015 XX:
5% 6/15/22	3,285	3,533
5% 6/15/23	5,000	5,428
5.25% 6/15/27	17,000	18,755
Series 2016 AAA:
5.5% 6/15/31	2,000	2,267
5.5% 6/15/32	5,000	5,656
Series 2016 BBB:
5% 6/15/21	4,000	4,256
5% 6/15/22	6,470	6,959
5% 6/15/23	10,410	11,301
6% 12/15/34 (Pre-Refunded to 12/15/18 @ 100)	25	26
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container Term. LLC. Proj.) Series 2017:
5% 10/1/21 (d)	1,500	1,612
5% 10/1/22 (d)	945	1,028
5% 10/1/23 (d)	1,500	1,648
5% 10/1/37 (d)	5,545	6,014
5% 10/1/47 (d)	9,000	9,704
New Jersey Edl. Facility Series 2016 A:
5% 7/1/31	2,100	2,318
5% 7/1/32	4,000	4,406
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2016 A:
5% 7/1/20	500	527
5% 7/1/21	335	360
5% 7/1/22	335	367
5% 7/1/23	1,170	1,301
5% 7/1/24	1,930	2,164
5% 7/1/25	2,005	2,262
5% 7/1/26	1,105	1,252
5% 7/1/26	335	380
5% 7/1/27	505	570
5% 7/1/27	750	876
5% 7/1/28	365	424
5% 7/1/29	700	782
5% 7/1/29	500	559
5% 7/1/30	835	929
5% 7/1/30	1,000	1,155
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A:
5% 12/1/22 (d)	1,210	1,331
5% 12/1/23 (d)	2,025	2,249
5% 12/1/26 (d)	1,000	1,134
Series 2017 1B, 5% 12/1/21 (d)	1,280	1,387
Series 2018 B:
5% 12/1/25 (d)	2,970	3,343
5% 12/1/26 (d)	1,250	1,418
Series 2018 C, 4% 12/1/48 (d)	2,215	2,188
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	3,900	4,249
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400	443
Series 2010 D, 5.25% 12/15/23	6,305	6,970
Series 2014 AA:
5% 6/15/23	25,895	28,161
5% 6/15/24	10,000	10,945
Series 2016 A:
5% 6/15/27	2,715	2,993
5% 6/15/28	11,055	12,141
5% 6/15/29	2,250	2,461
Series 2016 A-2, 5% 6/15/23	5,380	5,851
South Jersey Port Corp. Rev.:
(New Jersey Gen. Oblig. Proj.) Series 2017 B:
5% 1/1/42 (d)	3,000	3,270
5% 1/1/48 (d)	2,000	2,173
(New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 1/1/37 (d)	1,000	1,094

TOTAL NEW JERSEY		377,560

New York - 4.8%
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
4% 7/1/33	1,250	1,316
4% 7/1/34	1,250	1,308
Series 2017 4% 12/1/20 (c)	1,000	1,035
Series 2017:
4% 12/1/21 (c)	1,100	1,149
5% 12/1/22 (c)	1,700	1,859
5% 12/1/23 (c)	1,400	1,551
5% 12/1/24 (c)	1,300	1,453
5% 12/1/25 (c)	1,400	1,577
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A:
5.75% 2/15/47	6,580	7,143
5.75% 2/15/47 (Pre-Refunded to 2/15/21 @ 100)	300	330
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 A, 5% 9/1/42	13,000	14,212
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	19,200	20,743
New York City Gen. Oblig.:
Series 2003 A, 5.5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5	5
Series 2009, 5.625% 4/1/29	145	149
Series 2012 A1, 5% 8/1/24	7,400	8,069
Series 2012 E, 5% 8/1/24	5,000	5,494
Series 2015 C, 5% 8/1/27	700	806
Series 2016 C and D, 5% 8/1/28	2,625	3,060
Series 2016 E, 5% 8/1/28	4,400	5,172
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) 5% 1/1/19 (AMBAC Insured)	3,735	3,783
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	4,725	4,758
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2011 EE, 5.375% 6/15/43	38,860	42,146
Series 2012 EE, 5.25% 6/15/30	7,200	8,038
Series 2013 2, 5% 6/15/47	2,115	2,329
Series 2013 BB, 5% 6/15/47	8,985	9,803
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1, 5.625% 7/15/38	2,825	2,834
Series 2009 S3, 5.25% 1/15/34	17,800	18,140
Series 2015 S1, 5% 7/15/43	5,000	5,577
Series 2015 S2, 5% 7/15/35	1,770	2,000
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	5,600	6,233
New York Dorm. Auth. Personal Income Tax Rev. Series 2014 A, 5% 2/15/39 (Pre-Refunded to 2/15/19 @ 100)	5	5
New York Dorm. Auth. Revs. Series 2010 A, 5% 7/1/26	4,000	4,236
New York Dorm. Auth. Sales Tax Rev. Series 2016 A:
5% 3/15/31	7,600	8,860
5% 3/15/34	6,800	7,835
New York Metropolitan Trans. Auth. Rev.:
Series 2012 D, 5% 11/15/25	30,500	34,050
Series 2012 F, 5% 11/15/24	12,400	13,860
Series 2014 B, 5% 11/15/44	10,000	10,961
Series 2015 A1, 5% 11/15/45	7,450	8,232
New York State Dorm. Auth. Series A:
5% 2/15/34	55	56
5% 2/15/39	225	229
New York Trans. Dev. Corp. (Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (d)	4,300	4,648
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	6,300	7,263
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	5,400	6,284
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2018, 5% 1/1/43	1,000	1,109
Rockland County Gen. Oblig. Series 2014 A:
4% 3/1/23 (FSA Insured)	1,125	1,215
4% 3/1/24 (FSA Insured)	1,375	1,498
Triborough Bridge & Tunnel Auth. Revs. Series 2015 A, 5.25% 11/15/45	5,000	5,730

TOTAL NEW YORK		298,143

North Carolina - 0.6%
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/30	1,530	1,804
5% 7/1/33	1,255	1,467
5% 7/1/37	3,515	4,072
Series 2017 B:
5% 7/1/20 (d)	200	212
5% 7/1/21 (d)	210	228
5% 7/1/22 (d)	150	166
5% 7/1/23 (d)	165	186
5% 7/1/24 (d)	190	217
5% 7/1/25 (d)	100	115
5% 7/1/26 (d)	100	117
5% 7/1/27 (d)	195	229
5% 7/1/28 (d)	165	193
5% 7/1/29 (d)	235	274
5% 7/1/30 (d)	255	296
5% 7/1/31 (d)	480	556
5% 7/1/32 (d)	505	584
5% 7/1/33 (d)	530	610
5% 7/1/34 (d)	555	636
5% 7/1/35 (d)	380	434
5% 7/1/36 (d)	310	353
5% 7/1/37 (d)	365	416
5% 7/1/42 (d)	1,180	1,337
Series 2017 C, 4% 7/1/32	1,440	1,545
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2012, 5% 11/1/41	5,425	5,732
5% 11/1/30 (FSA Insured)	1,275	1,286
North Carolina Med. Care Cmnty. Health:
Series 2012 A, 5% 11/15/26	1,295	1,408
Series 2017, 5% 10/1/31	1,700	1,765
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	9,430	9,920
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	955	970

TOTAL NORTH CAROLINA		37,128

North Dakota - 0.1%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	5,350	5,583
McLean County Solid Waste Facilities Rev. (Great River Energy Projs.) Series 2010 B, 5.15% 7/1/40	2,300	2,408

TOTAL NORTH DAKOTA		7,991

Ohio - 1.8%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	8,800	9,621
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
5% 8/1/25	2,990	3,416
5% 8/1/26	1,990	2,283
5% 8/1/27	2,490	2,881
5% 8/1/28	2,490	2,893
5% 8/1/29	4,990	5,761
5% 8/1/30	4,250	4,892
Bonds Series 2017 B, 5%, tender 5/5/22 (a)	3,660	4,048
American Muni. Pwr., Inc. Rev.:
(Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28	14,100	15,756
Series 2012 B:
5% 2/15/42	1,950	2,098
5% 2/15/42 (Pre-Refunded to 2/15/22 @ 100)	555	611
Cleveland Parking Facilities Rev. 5.25% 9/15/18 (FSA Insured)	1,360	1,370
Columbus City School District 5% 12/1/29	2,100	2,439
Franklin County Hosp. Facilities Rev. (Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	6,675	7,463
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/25	3,595	4,009
5% 12/1/26	670	744
Lake County Hosp. Facilities Rev.:
Series 2015:
5% 8/15/29	1,400	1,556
5% 8/15/30	1,505	1,668
5.75% 8/15/38	165	166
6% 8/15/43	800	804
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/33	4,450	4,697
5% 2/15/44	1,300	1,359
5% 2/15/48	13,600	14,197
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	2,600	1,032
Scioto County Hosp. Facilities Rev. Series 2016:
5% 2/15/29	2,195	2,478
5% 2/15/34	445	491
Univ. of Akron Gen. Receipts Series 2016 A, 5% 1/1/35	9,500	10,676
Wood County Hosp. Facilities Rev. (Wood County Hosp. Assoc. Proj.) Series 2012:
5% 12/1/32	750	784
5% 12/1/42	995	1,029

TOTAL OHIO		111,222

Oklahoma - 0.4%
Canadian Cny Edl. Facilities Auth. (Mustang Pub. Schools Proj.) Series 2017:
5% 9/1/26	2,785	3,251
5% 9/1/28	1,460	1,691
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/28	1,270	1,460
5% 10/1/29	1,400	1,604
5% 10/1/36	1,000	1,125
5% 10/1/39	2,000	2,242
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/22	500	545
5% 8/15/23	260	287
5% 8/15/33	1,100	1,233
5% 8/15/38	3,200	3,560
5.25% 8/15/43	3,200	3,612
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 A, 5% 1/1/38	1,295	1,456

TOTAL OKLAHOMA		22,066

Oregon - 0.1%
Clackamas County Hosp. Facility Auth.:
(Willamette View Proj.) Series 2017 B, 3% 11/15/22	800	804
(Williamette View, Inc.) Series 2017 A:
5% 11/15/47 (c)	605	664
5% 11/15/52 (c)	605	662
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A, 5% 3/15/30	1,000	1,045
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A, 5.25% 4/1/31	780	846

TOTAL OREGON		4,021

Pennsylvania - 6.5%
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	7,325	7,625
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/27	1,000	1,163
5% 7/15/29	1,560	1,821
5% 7/15/32	1,000	1,156
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.):
Series 2011, 7% 11/15/46 (Pre-Refunded to 11/15/21 @ 100)	3,100	3,611
Series 2018 A, 5% 11/15/23	1,300	1,460
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/21	350	378
5% 6/1/23	500	560
5% 6/1/28	1,070	1,227
5% 6/1/29	1,170	1,336
Delaware County Auth. Rev. (Cabrini College) Series 2017, 5% 7/1/47	4,000	4,269
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/46	1,455	1,555
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018:
4% 7/15/33	2,500	2,562
4% 7/15/35	2,580	2,617
4% 7/15/37	5,000	5,051
5% 7/15/25	400	457
5% 7/15/26	1,250	1,438
5% 7/15/27	2,110	2,442
5% 7/15/28	1,555	1,799
5% 7/15/29	1,670	1,920
5% 7/15/30	2,195	2,514
5% 7/15/31	1,500	1,715
5% 7/15/32	1,575	1,795
5% 7/15/34	1,700	1,923
5% 7/15/36	5,015	5,642
5% 7/15/38	6,025	6,752
5% 7/15/43	7,000	7,797
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	2,585	2,907
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	5,005	4,894
Series B, 1.8%, tender 8/15/22 (a)	6,660	6,540
Monroe County Hosp. Auth. Rev. Series 2016:
5% 7/1/26	1,000	1,138
5% 7/1/27	1,000	1,141
5% 7/1/28	1,000	1,137
5% 7/1/34	3,680	4,108
5% 7/1/36	2,000	2,224
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	2,000	2,104
Series 2012 A, 5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	4,105	4,559
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/21	1,320	1,420
5% 10/1/22	1,380	1,507
5% 10/1/23	395	436
5% 10/1/24	1,165	1,295
5% 10/1/25	1,045	1,143
5% 10/1/27	500	541
Series 2016 A:
5% 10/1/28	1,515	1,702
5% 10/1/29	2,600	2,907
5% 10/1/31	4,575	5,083
5% 10/1/36	8,200	8,939
5% 10/1/40	4,010	4,336
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St Lukes Hosp. & Health Ntw Proj.) Series 2016 A, 5% 8/15/36	745	829
(St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	12,735	12,712
Series 2016 A, 5% 8/15/46	30,000	33,110
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B, 5% 7/1/21	4,210	4,248
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ.) Series 2017:
5% 5/1/35	1,240	1,406
5% 5/1/37	1,565	1,769
5% 5/1/41	7,080	7,967
Series 2016:
5% 5/1/28	500	570
5% 5/1/32	1,255	1,415
5% 5/1/33	1,700	1,910
5% 5/1/35	2,745	3,066
Philadelphia Arpt. Rev.:
Series 2017 A:
5% 7/1/25	1,000	1,156
5% 7/1/26	1,000	1,160
5% 7/1/27	800	938
Series 2017 B:
5% 7/1/22 (d)	2,200	2,436
5% 7/1/22	290	321
5% 7/1/23 (d)	1,500	1,687
5% 7/1/23	500	564
5% 7/1/25 (d)	3,500	4,010
5% 7/1/26 (d)	3,000	3,456
5% 7/1/27 (d)	2,500	2,909
5% 7/1/28 (d)	3,000	3,472
5% 7/1/29 (d)	2,250	2,593
5% 7/1/32 (d)	3,000	3,429
5% 7/1/33 (d)	2,250	2,564
5% 7/1/34 (d)	4,000	4,545
5% 7/1/37 (d)	4,500	5,084
5% 7/1/42 (d)	13,500	15,206
5% 7/1/47 (d)	19,000	21,323
Philadelphia Gas Works Rev. Series 9, 5.25% 8/1/40	2,785	2,949
Philadelphia School District:
Series 2016 D:
5% 9/1/25	8,790	9,951
5% 9/1/26	9,180	10,471
5% 9/1/27	9,690	11,023
5% 9/1/28	8,100	9,189
Series 2016 F:
5% 9/1/28	14,010	15,894
5% 9/1/29	26,200	29,623
Series 2018 A:
5% 9/1/36	1,900	2,144
5% 9/1/37	1,100	1,238
5% 9/1/38	1,750	1,970
Series 2018 B, 5% 9/1/43	2,555	2,846
Series F:
5% 9/1/30	6,795	7,657
5% 9/1/30 (Pre-Refunded to 9/1/26 @ 100)	20	24
Scranton-Lackawanna Health & Welfare Auth. Rev. (Marywood Univ. Proj.) Series 2016:
5% 6/1/36	4,000	4,116
5% 6/1/46	4,000	4,076
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/26	1,275	1,431
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/43	5,565	6,200
5% 8/1/48	6,445	7,159

TOTAL PENNSYLVANIA		406,462

Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	790	845
5% 9/1/36	7,020	7,389
Series 2016, 5% 5/15/39	6,300	6,832
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A, 3.5% 12/1/34 (d)	3,735	3,742

TOTAL RHODE ISLAND		18,808

South Carolina - 3.2%
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/25	2,745	3,126
5% 12/1/26	1,400	1,584
5% 12/1/28	5,665	6,390
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013, 5% 11/1/27	9,100	10,071
South Carolina Ports Auth. Ports Rev.:
Series 2015 (AMT), 5% 7/1/45 (d)	5,215	5,761
Series 2015, 5.25% 7/1/55 (d)	6,375	7,108
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 E, 5.5% 12/1/53	40,480	43,754
Series 2014 A:
5% 12/1/49	3,640	3,859
5.5% 12/1/54	15,685	17,058
Series 2014 C, 5% 12/1/46	4,705	5,021
Series 2015 A, 5% 12/1/50	6,255	6,684
Series 2015 C, 5% 12/1/22	8,440	9,290
Series 2015 E, 5.25% 12/1/55	7,485	8,135
Series 2016 A, 5% 12/1/38	300	326
Series 2016 B:
5% 12/1/31	1,100	1,221
5% 12/1/41	15,115	16,455
South Carolina Trans. Infrastructure Bank Rev. Series 2015 A, 5% 10/1/23	3,070	3,484
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	18,735	18,810
4% 4/15/48	13,065	12,974
5% 4/15/48	15,300	17,012

TOTAL SOUTH CAROLINA		198,123

South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev.:
( Avera Health Proj.) Series 2017, 5% 7/1/31	655	753
Series 2017:
5% 7/1/26	300	349
5% 7/1/28	300	349
5% 7/1/29	570	659

TOTAL SOUTH DAKOTA		2,110

Tennessee - 0.5%
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/23	985	1,103
5% 7/1/24	1,480	1,650
5% 7/1/25	1,480	1,638
Jackson Hosp. Rev. 5.75% 4/1/41	2,055	2,062
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B:
5.75% 7/1/23 (d)	5,820	6,235
5.75% 7/1/24 (d)	4,000	4,287
Tennessee Engy Acq Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)	12,875	13,712

TOTAL TENNESSEE		30,687

Texas - 9.0%
Argyle Independent School District 5.25% 8/15/40 (FSA Insured)	125	125
Arlington Spl. Tax Rev. Series 2018 C, 5% 2/15/45	3,100	3,273
Austin Arpt. Sys. Rev.:
Series 2014:
5% 11/15/26 (d)	1,000	1,127
5% 11/15/27 (d)	1,250	1,402
5% 11/15/28 (d)	1,500	1,675
5% 11/15/39 (d)	11,400	12,477
5% 11/15/44 (d)	27,860	30,408
Series 2017 B:
5% 11/15/28 (d)	1,000	1,144
5% 11/15/30 (d)	1,540	1,753
5% 11/15/32 (d)	1,215	1,378
5% 11/15/35 (d)	1,250	1,406
5% 11/15/37 (d)	1,410	1,582
5% 11/15/41 (d)	5,705	6,373
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	2,900	2,679
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/28	1,300	1,463
5% 1/1/30	1,650	1,844
5% 1/1/31	475	529
5% 1/1/32	1,000	1,111
5% 1/1/45	7,000	7,637
Series 2016:
5% 1/1/40	1,000	1,097
5% 1/1/46	685	749
Coppell Independent School District 0% 8/15/20	2,000	1,925
Corpus Christi Util. Sys. Rev.:
5% 7/15/23	1,600	1,769
5% 7/15/24	2,255	2,491
Cypress-Fairbanks Independent School District Series 2014 C, 5% 2/15/44	4,400	4,873
Dallas Area Rapid Transit Sales Tax Rev. Series 2016 A, 5% 12/1/33	2,600	2,978
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2012 D, 5% 11/1/42 (d)	2,770	2,946
Series 2012 H, 5% 11/1/42 (d)	3,740	3,977
Series 2014 D, 5% 11/1/23 (d)	3,370	3,788
Dallas Gen. Oblig. Series 2017:
5% 2/15/29	6,580	7,643
5% 2/15/30	9,485	10,970
DeSoto Independent School District 0% 8/15/20	3,335	3,204
Grand Parkway Trans. Corp. Series 2013 B:
5% 4/1/53	1,510	1,653
5.25% 10/1/51	62,100	69,438
5.5% 4/1/53	6,440	7,206
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	10,450	11,299
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Childrens Hosp., Proj.) Series 2015-1 5% 10/1/29	1,345	1,540
Harris County Gen. Oblig. Series 2002:
0% 8/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	862
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,489
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,737
Houston Arpt. Sys. Rev.:
Series 2011 A:
5% 7/1/23 (d)	3,000	3,239
5% 7/1/24 (d)	1,250	1,347
5% 7/1/25 (d)	1,500	1,612
Series 2012 A:
5% 7/1/21 (d)	3,785	4,093
5% 7/1/23 (d)	600	658
Houston Gen. Oblig. Series 2017 A:
5% 3/1/29	3,805	4,438
5% 3/1/30	5,000	5,824
5% 3/1/31	4,635	5,391
5% 3/1/32	1,975	2,291
Houston Independent School District Series 2017, 5% 2/15/35	3,400	3,932
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/28	3,005	3,423
Series 2016 B, 5% 11/15/33	2,800	3,232
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/28	470	531
5% 10/15/30	1,895	2,118
5% 10/15/32	1,000	1,110
5% 10/15/36	660	721
5% 10/15/37	1,125	1,229
5% 10/15/38	1,600	1,746
5% 10/15/44	1,580	1,718
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/26 (d)	1,000	1,136
5% 11/1/27 (d)	2,150	2,438
5% 11/1/28 (d)	3,325	3,752
5% 11/1/29 (d)	2,000	2,249
5% 11/1/32 (d)	3,690	4,118
Series 2017:
5% 11/1/22 (d)	750	832
5% 11/1/23 (d)	1,100	1,236
5% 11/1/24 (d)	1,000	1,134
5% 11/1/25 (d)	1,000	1,141
5% 11/1/26 (d)	1,000	1,150
5% 11/1/27 (d)	1,000	1,146
5% 11/1/28 (d)	1,750	1,998
5% 11/1/29 (d)	1,250	1,421
5% 11/1/30 (d)	1,000	1,135
5% 11/1/31 (d)	1,500	1,704
5% 11/1/32 (d)	1,580	1,793
5% 11/1/33 (d)	1,000	1,130
5% 11/1/34 (d)	1,000	1,125
5% 11/1/36 (d)	1,000	1,121
Lower Colorado River Auth. Rev. Series 2015 D:
5% 5/15/28	2,200	2,496
5% 5/15/30	5,000	5,613
Midway Independent School District Series 2000, 0% 8/15/19	3,600	3,535
New Hope Cultural Ed. Facilities Finc (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/27	755	899
5% 8/15/29	2,000	2,334
5% 8/15/47	2,285	2,575
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	720	814
5% 4/1/30	3,415	3,819
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A, 5% 1/1/35	2,200	2,508
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/31	1,000	1,143
5% 1/1/33	1,180	1,358
5% 1/1/34	1,500	1,716
5% 1/1/34	3,000	3,619
5% 1/1/36	6,000	6,826
5% 1/1/37	8,000	9,083
5% 1/1/38	3,250	3,543
(Sub Lien Proj.) Series 2017 B:
5% 1/1/26	895	994
5% 1/1/30	425	485
5% 1/1/31	595	678
Series 2008 I, 6.2% 1/1/42 (Assured Guaranty Corp. Insured)	8,300	9,905
Series 2009, 6.25% 1/1/39	2,245	2,293
Series 2014 A:
5% 1/1/23	2,040	2,289
5% 1/1/25	6,000	6,828
Series 2015 A, 5% 1/1/32	3,350	3,757
Series 2015 B, 5% 1/1/40	10,000	10,883
Series 2016 A:
5% 1/1/31	7,720	8,827
5% 1/1/36	1,250	1,406
Series 2017 A:
5% 1/1/39	9,400	10,759
5% 1/1/43	11,950	13,615
Northside Independent School District Bonds 2%, tender 6/1/21 (a)	2,035	2,028
San Antonio Arpt. Sys. Rev.:
Series 2007 (AMT), 5.25% 7/1/20 (FSA Insured) (d)	3,215	3,224
Series 2007 (AMT-SUB LIEN), 5.25% 7/1/20 (FSA Insured) (d)	2,775	2,783
5.25% 7/1/18 (FSA Insured) (d)	2,505	2,505
San Antonio Independent School District Series 2016, 5% 8/15/31	4,335	5,050
Southwest Higher Ed. Auth. Rev.:
( Southern Methodist Univ., TX Proj.) Series 2017, 5% 10/1/39	1,245	1,434
(Southern Methodist Univ. Proj.) Series 2016 A:
5% 10/1/25	5,000	5,834
5% 10/1/27	5,000	5,869
5% 10/1/28	5,000	5,841
5% 10/1/29	5,000	5,817
(Southern Methodist Univ., TX. Proj.) Series 2017, 5% 10/1/29	450	531
(Southern Methodist Univ., TX. Proj.):
Series 2017:
5% 10/1/30	700	823
5% 10/1/40	1,000	1,151
5% 10/1/31	630	739
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Hendrick Med. Ctr. Proj.) Series 2009 B:
5.25% 9/1/26 (Assured Guaranty Corp. Insured)	1,785	1,852
5.25% 9/1/27 (Assured Guaranty Corp. Insured)	2,375	2,464
5.25% 9/1/28 (Assured Guaranty Corp. Insured)	1,235	1,281
(Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/43	4,000	4,377
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	480	488
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
4% 2/15/35	5,000	5,204
5% 2/15/25	855	986
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	6,400	6,941
Series 2013, 6.75% 6/30/43 (d)	15,000	17,530
Texas State Univ. Sys. Fing. Rev. Series 2017 A:
5% 3/15/29	4,265	5,003
5% 3/15/31	3,250	3,790
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/32	6,180	7,079
5% 2/15/33	4,000	4,567
5% 2/15/34	5,000	5,687
5% 2/15/35	5,000	5,673
5% 2/15/36	3,000	3,395
Univ. of North Texas Univ. Rev. Series 2017 A, 5% 4/15/32	2,100	2,456
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	2,035	2,379
Weatherford Independent School District 0% 2/15/33	6,985	4,219

TOTAL TEXAS		560,032

Utah - 1.5%
Salt Lake City Arpt. Rev. Series 2017 A:
5% 7/1/22 (d)	2,000	2,209
5% 7/1/24 (d)	1,750	1,998
5% 7/1/25 (d)	2,000	2,302
5% 7/1/27 (d)	4,230	4,943
5% 7/1/29 (d)	3,730	4,302
5% 7/1/30 (d)	2,750	3,162
5% 7/1/31 (d)	5,250	6,023
5% 7/1/32 (d)	5,750	6,582
5% 7/1/33 (d)	4,000	4,566
5% 7/1/34 (d)	9,455	10,768
5% 7/1/35 (d)	4,000	4,542
5% 7/1/36 (d)	5,400	6,118
5% 7/1/37 (d)	4,250	4,801
5% 7/1/42 (d)	24,510	27,628
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/22	3,180	3,536

TOTAL UTAH		93,480

Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Champlain College Proj.) Series 2016 A:
5% 10/15/41	4,600	4,996
5% 10/15/46	5,700	6,169

TOTAL VERMONT		11,165

Virginia - 0.5%
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/25	4,665	5,216
5% 6/15/30	1,250	1,381
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	635	616
Series 2016:
4% 6/15/37	720	723
5% 6/15/27	1,500	1,699
5% 6/15/30	650	725
5% 6/15/33	425	471
5% 6/15/34	805	888
5% 6/15/35	2,200	2,422
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A:
5% 1/1/35	1,000	1,129
5% 1/1/40	2,250	2,524
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/32	875	1,034
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012:
5% 7/1/34 (d)	6,000	6,373
5% 1/1/40 (d)	1,200	1,268
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/31	2,500	2,833
5% 1/1/34	1,500	1,679
5% 1/1/35	1,500	1,677
5% 1/1/44	1,000	1,096

TOTAL VIRGINIA		33,754

Washington - 1.4%
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,030	1,979
Port of Seattle Rev. Series 2016 B:
5% 10/1/28 (d)	3,500	3,986
5% 10/1/30 (d)	2,000	2,263
Port of Seattle Spl. Facility Rev. Series 2013:
5% 6/1/21 (d)	1,340	1,445
5% 6/1/22 (d)	1,000	1,098
5% 6/1/24 (d)	1,560	1,726
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B:
5% 12/1/25	5,600	6,273
5% 12/1/27	4,125	4,599
Washington Gen. Oblig.:
Series 2015 C:
5% 2/1/33	3,370	3,823
5% 2/1/34	4,165	4,709
Series 2017 A, 5% 8/1/35	750	860
Series 2017 D, 5% 2/1/33	3,555	4,130
Series R-2017 A, 5% 8/1/30	2,035	2,368
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	8,000	8,082
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	815	927
5% 7/1/27	1,550	1,789
5% 7/1/28	1,895	2,206
5% 7/1/29	740	854
5% 7/1/30	885	1,018
5% 7/1/31	1,050	1,200
5% 7/1/32	2,000	2,280
5% 7/1/33	2,835	3,220
5% 7/1/34	655	739
(Providence Health Systems Proj.) Series 2012 A, 5% 10/1/25	5,130	5,744
Series 2015:
5% 1/1/25	2,000	2,270
5% 1/1/27	2,310	2,621
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/27	2,140	2,394
5% 10/1/28	2,205	2,457
5% 10/1/35	2,270	2,478
5% 10/1/36	3,435	3,742
5% 10/1/40	3,375	3,657
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series 2018:
4% 7/1/28 (c)	100	100
5% 7/1/33 (c)	125	133
5% 7/1/38 (c)	100	105
5% 7/1/48 (c)	400	416

TOTAL WASHINGTON		87,691

West Virginia - 0.3%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds:
(Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1.7%, tender 9/1/20 (a)(d)	3,110	3,068
1.9%, tender 4/1/19 (a)	9,125	9,112
West Virginia Univ. Revs. (West Virginia Univ. Projs.) Series 2014 A, 5% 10/1/44	7,600	8,423

TOTAL WEST VIRGINIA		20,603

Wisconsin - 1.4%
Pub. Fin. Auth. Rev. (Denver Great Hall LLC. Proj.):
Series 2017 5% 9/30/37 (d)	2,500	2,773
Series 2017, 5% 9/30/49 (d)	12,425	13,648
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.):
Series 2017 A:
5% 5/15/21 (c)	300	319
5% 5/15/25 (c)	1,110	1,226
5% 5/15/28 (c)	1,325	1,459
5.25% 5/15/37 (c)	405	444
5.25% 5/15/42 (c)	500	546
5.25% 5/15/47 (c)	495	539
5.25% 5/15/52 (c)	935	1,015
Series 2017 B-1 3.95% 11/15/24 (c)	420	427
Series 2017 B-2, 3.5% 11/15/23 (c)	540	544
Series 2017 B-3, 3% 11/15/22 (c)	750	752
Pub. Fin. Auth. Wis Edl. Facilities Series 2016:
5% 1/1/37	6,435	6,773
5% 1/1/42	5,165	5,407
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (c)(f)	885	944
5% 10/1/48 (c)(f)	1,060	1,126
5% 10/1/53 (c)(f)	1,810	1,912
Wisconsin Health & Edl. Facilities:
(Ascension Health Cr. Group Proj.) Series 2016 A, 5% 11/15/36	5,000	5,659
Series 2010:
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	1,170	1,261
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	1,985	2,139
Series 2014:
4% 5/1/33	3,525	3,545
5% 5/1/22	795	862
Series 2016 A:
5% 2/15/28	2,375	2,664
5% 2/15/29	3,080	3,441
5% 2/15/30	3,390	3,778
Series 2016:
4% 2/15/38 (Pre-Refunded to 8/15/25 @ 100)	1,205	1,323
5% 2/15/29 (Pre-Refunded to 8/15/25 @ 100)	435	506
Series 2017 A:
5% 9/1/31	1,000	1,107
5% 9/1/33	1,720	1,890
5% 9/1/35	1,900	2,075
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010, 5.5% 7/1/40 (Pre-Refunded to 7/1/20 @ 100)	2,875	3,084
Series 2013 B:
5% 7/1/27 (Pre-Refunded to 7/1/23 @ 100)	1,205	1,367
5% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	5,925	6,724
(Mercy Alliance, Inc. Proj.) Series 2012, 5% 6/1/19	700	720
Series 2012:
4% 10/1/23	2,500	2,659
5% 6/1/27	2,225	2,403

TOTAL WISCONSIN		87,061

Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	10,300	10,701
TOTAL MUNICIPAL BONDS
(Cost $6,070,510)		6,180,883
	Shares	Value (000s)

Money Market Funds - 0.0%
Fidelity Municipal Cash Central Fund, 1.59% (h)(i)
(Cost $100)	99,990	100
TOTAL INVESTMENT IN SECURITIES - 98.8%
(Cost $6,070,610)		6,180,983
NET OTHER ASSETS (LIABILITIES) - 1.2%		74,875
NET ASSETS - 100%		$6,255,858

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $56,940,000 or 0.9% of net assets.

 (d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,360,000 or 0.0% of net assets.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$1,334

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$161
Total	$161

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Municipal Securities	$6,180,883	$--	$6,180,883	$--
Money Market Funds	100	100	--	--
Total Investments in Securities:	$6,180,983	$100	$6,180,883	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	28.5%
Transportation	25.9%
Health Care	23.0%
Electric Utilities	5.5%
Education	5.3%
Others* (Individually Less Than 5%)	11.8%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $6,070,510)	$6,180,883
Fidelity Central Funds (cost $100)	100
Total Investment in Securities (cost $6,070,610)		$6,180,983
Cash		19,107
Receivable for fund shares sold		2,065
Interest receivable		78,644
Distributions receivable from Fidelity Central Funds		15
Other receivables		21
Total assets		6,280,835
Liabilities
Payable for investments purchased
Regular delivery	$542
Delayed delivery	10,180
Payable for fund shares redeemed	6,872
Distributions payable	4,728
Accrued management fee	1,871
Distribution and service plan fees payable	149
Other affiliated payables	575
Other payables and accrued expenses	60
Total liabilities		24,977
Net Assets		$6,255,858
Net Assets consist of:
Paid in capital		$6,139,023
Undistributed net investment income		333
Accumulated undistributed net realized gain (loss) on investments		6,129
Net unrealized appreciation (depreciation) on investments		110,373
Net Assets		$6,255,858
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($216,710 ÷ 16,983 shares)		$12.76
Maximum offering price per share (100/96.00 of $12.76)		$13.29
Class M:
Net Asset Value and redemption price per share ($125,675 ÷ 9,841 shares)		$12.77
Maximum offering price per share (100/96.00 of $12.77)		$13.30
Class C:
Net Asset Value and offering price per share ($92,461 ÷ 7,246 shares)(a)		$12.76
Fidelity Municipal Income Fund:
Net Asset Value, offering price and redemption price per share ($5,192,980 ÷ 406,705 shares)		$12.77
Class I:
Net Asset Value, offering price and redemption price per share ($628,032 ÷ 49,217 shares)		$12.76

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended June 30, 2018 (Unaudited)
Investment Income
Interest		$104,148
Income from Fidelity Central Funds		161
Total income		104,309
Expenses
Management fee	$10,839
Transfer agent fees	2,852
Distribution and service plan fees	586
Accounting fees and expenses	351
Custodian fees and expenses	22
Independent trustees' fees and expenses	14
Registration fees	50
Audit	31
Legal	11
Miscellaneous	23
Total expenses before reductions	14,779
Expense reductions	(39)
Total expenses after reductions		14,740
Net investment income (loss)		89,569
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,502
Total net realized gain (loss)		6,502
Change in net unrealized appreciation (depreciation) on investment securities		(121,461)
Net gain (loss)		(114,959)
Net increase (decrease) in net assets resulting from operations		$(25,390)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$89,569	$168,028
Net realized gain (loss)	6,502	106,764
Change in net unrealized appreciation (depreciation)	(121,461)	80,672
Net increase (decrease) in net assets resulting from operations	(25,390)	355,464
Distributions to shareholders from net investment income	(89,498)	(167,561)
Distributions to shareholders from net realized gain	(33,346)	(78,395)
Total distributions	(122,844)	(245,956)
Share transactions - net increase (decrease)	786,872	30,512
Total increase (decrease) in net assets	638,638	140,020
Net Assets
Beginning of period	5,617,220	5,477,200
End of period	$6,255,858	$5,617,220
Other Information
Undistributed net investment income end of period	$333	$262

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Income Fund Class A

Six months ended (Unaudited) June 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.73
Income from Investment Operations
Net investment income (loss)B	.111
Net realized and unrealized gain (loss)	.032C
Total from investment operations	.143
Distributions from net investment income	(.113)
Distributions from net realized gain	–
Total distributions	(.113)
Net asset value, end of period	$12.76
Total ReturnD,E,F	1.12%
Ratios to Average Net AssetsG,H
Expenses before reductions	.79%I
Expenses net of fee waivers, if any	.79%I
Expenses net of all reductions	.78%I
Net investment income (loss)	2.66%I
Supplemental Data
Net assets, end of period (in millions)	$217
Portfolio turnover rateJ	15%I,K

 A For the period March 1, 2018 (commencement of sale of shares) to June 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income Fund Class M

Six months ended (Unaudited) June 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.73
Income from Investment Operations
Net investment income (loss)B	.111
Net realized and unrealized gain (loss)	.043C
Total from investment operations	.154
Distributions from net investment income	(.114)
Distributions from net realized gain	–
Total distributions	(.114)
Net asset value, end of period	$12.77
Total ReturnD,E,F	1.21%
Ratios to Average Net AssetsG,H
Expenses before reductions	.77%I
Expenses net of fee waivers, if any	.77%I
Expenses net of all reductions	.77%I
Net investment income (loss)	2.68%I
Supplemental Data
Net assets, end of period (in millions)	$126
Portfolio turnover rateJ	15%I,K

 A For the period March 1, 2018 (commencement of sale of shares) to June 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income Fund Class C

Six months ended (Unaudited) June 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.73
Income from Investment Operations
Net investment income (loss)B	.080
Net realized and unrealized gain (loss)	.034C
Total from investment operations	.114
Distributions from net investment income	(.084)
Distributions from net realized gain	–
Total distributions	(.084)
Net asset value, end of period	$12.76
Total ReturnD,E,F	.89%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.53%I
Expenses net of fee waivers, if any	1.53%I
Expenses net of all reductions	1.53%I
Net investment income (loss)	1.92%I
Supplemental Data
Net assets, end of period (in millions)	$92
Portfolio turnover rateJ	15%I,K

 A For the period March 1, 2018 (commencement of sale of shares) to June 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.12	$12.86	$13.44	$13.53	$12.68	$13.57
Income from Investment Operations
Net investment income (loss)A	.190	.399	.437	.460	.475	.479
Net realized and unrealized gain (loss)	(.274)	.444	(.428)	(.021)	.851	(.873)
Total from investment operations	(.084)	.843	.009	.439	1.326	(.394)
Distributions from net investment income	(.189)	(.398)	(.437)	(.462)	(.476)	(.478)
Distributions from net realized gain	(.077)	(.185)	(.152)	(.067)	–	(.018)
Total distributions	(.266)	(.583)	(.589)	(.529)	(.476)	(.496)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$12.77	$13.12	$12.86	$13.44	$13.53	$12.68
Total ReturnC,D	(.62)%	6.67%	(.01)%	3.31%	10.59%	(2.94)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.46%G	.46%	.46%	.48%	.47%	.46%
Expenses net of fee waivers, if any	.46%G	.46%	.46%	.48%	.47%	.46%
Expenses net of all reductions	.46%G	.46%	.46%	.48%	.47%	.46%
Net investment income (loss)	2.99%G	3.05%	3.22%	3.42%	3.58%	3.65%
Supplemental Data
Net assets, end of period (in millions)	$5,193	$5,617	$5,477	$5,770	$5,745	$5,337
Portfolio turnover rateH	15%G,I	37%	25%	14%	9%	10%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income Fund Class I

Six months ended (Unaudited) June 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.73
Income from Investment Operations
Net investment income (loss)B	.121
Net realized and unrealized gain (loss)	.032C
Total from investment operations	.153
Distributions from net investment income	(.123)
Distributions from net realized gain	–
Total distributions	(.123)
Net asset value, end of period	$12.76
Total ReturnD,E	1.20%
Ratios to Average Net AssetsF,G
Expenses before reductions	.53%H
Expenses net of fee waivers, if any	.53%H
Expenses net of all reductions	.53%H
Net investment income (loss)	2.91%H
Supplemental Data
Net assets, end of period (in millions)	$628
Portfolio turnover rateI	15%H,J

 A For the period March 1, 2018 (commencement of sale of shares) to June 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class A, Class M, Class C and Class I shares on March 1, 2018. The Fund offers Class A, Class M, Class C, Fidelity Municipal Income Fund and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, market discount, deferred trustees compensation and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$159,062
Gross unrealized depreciation	(48,147)
Net unrealized appreciation (depreciation)	$110,915
Tax cost	$6,070,068

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and securities acquired in the merger, aggregated $414,811 and $689,251, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$178	$1
Class M	-%	.25%	104	–
Class C	.75%	.25%	304	7
			$586	$8

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class M	$1
Class C(a)	2
$3

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$115.16
Class M	60.15
Class C	49.16
Fidelity Municipal Income Fund	2,301.09
Class I	327.16
	$2,852

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .01%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $22.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $17.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2018(a)	Year ended December 31, 2017
From net investment income
Class A	$1,906	$–
Class M	1,117	–
Class C	590	–
Fidelity Municipal Income Fund	79,891	167,561
Class I	5,994	–
Total	$89,498	$167,561
From net realized gain
Fidelity Municipal Income Fund	$33,346	$78,395
Total	$33,346	$78,395

 (a) Distributions for Class A, Class M, Class C and Class I are for the period March 1, 2018 (commencement of sale of shares) to June 30, 2018.

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2018 (a)	Year ended December 31, 2017	Six months ended June 30, 2018 (a)	Year ended December 31, 2017
Class A
Shares sold	725	–	$9,214	$–
Issued in exchange for the shares of Fidelity Advisor Municipal Income Fund	17,474	–	222,273	–
Reinvestment of distributions	134	–	1,700	–
Shares redeemed	(1,350)	–	(17,148)	–
Net increase (decrease)	16,983	–	$216,039	$–
Class M
Shares sold	73	–	$928	$–
Issued in exchange for the shares of Fidelity Advisor Municipal Income Fund	10,358	–	131,854	–
Reinvestment of distributions	78	–	997	–
Shares redeemed	(668)	–	(8,489)	–
Net increase (decrease)	9,841	–	$125,290	$–
Class C
Shares sold	172	–	$2,191	$–
Issued in exchange for the shares of Fidelity Advisor Municipal Income Fund	7,653	–	97,341	–
Reinvestment of distributions	40	–	515	–
Shares redeemed	(619)	–	(7,864)	–
Net increase (decrease)	7,246	–	$92,183	$–
Fidelity Municipal Income Fund
Shares sold	36,197	56,029	$464,274	$733,214
Reinvestment of distributions	6,104	12,884	77,894	168,072
Shares redeemed	(63,856)	(66,718)	(814,808)	(870,774)
Net increase (decrease)	(21,555)	2,195	$(272,640)	$30,512
Class I
Shares sold	4,664	–	$59,235	$–
Issued in exchange for the shares of Fidelity Advisor Municipal Income Fund	50,530	–	642,743	–
Reinvestment of distributions	259	–	3,298	–
Shares redeemed	(6,236)	–	(79,276)	–
Net increase (decrease)	49,217	–	$626,000	$–

 (a) Share transactions for Class A, Class M, Class C and Class I are for the period March 1, 2018 (commencement of sale of shares) to June 30, 2018.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Merger Information.

On March 2, 2018, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Municipal Income Fund ("Target Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). The acquisition was accomplished by an exchange of shares of each class of the Fund for corresponding shares then outstanding of the Target Fund at its net asset value on the acquisition date. In addition, the Board approved the creation of additional classes of shares that commenced sale of shares on March 1, 2018. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective. The Target Fund's net assets of $1,094,211 including securities of $1,078,064 and unrealized appreciation of $12,741 was combined with the Fund's net assets of $5,490,715 for total net assets after the acquisition of $6,584,926.

Pro forma results of operations of the combined entity for the entire period ended June 30, 2018, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$94,726
Total net realized gain (loss)	7,247
Total change in net unrealized appreciation (depreciation)	(149,306)
Net increase (decrease) in net assets resulting from operations	$(47,333)

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's accompanying Statement of Operations since March 2, 2018.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018) for the Fidelity Municipal Income Fund and for the period (March 1, 2018 to June 30, 2018) for Class A, Class M, Class C and Class I.

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period
Class A	.79%
Actual		$1,000.00	$1,011.20	$2.66-B
Hypothetical-C		$1,000.00	$1,020.88	$3.96-D
Class M	.77%
Actual		$1,000.00	$1,012.10	$2.59-B
Hypothetical-C		$1,000.00	$1,020.98	$3.86-D
Class C	1.53%
Actual		$1,000.00	$1,008.90	$5.14-B
Hypothetical-C		$1,000.00	$1,017.21	$7.65-D
Fidelity Municipal Income Fund	.46%
Actual		$1,000.00	$993.80	$2.27-B
Hypothetical-C		$1,000.00	$1,022.51	$2.31-D
Class I	.53%
Actual		$1,000.00	$1,012.00	$1.78-B
Hypothetical-C		$1,000.00	$1,022.17	$2.66-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Fidelity Municipal Income Fund, and multiplied by 121/365 (to reflect the period March 1, 2018 to June 30, 2018) for Class A, Class M, Class C and Class I.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/366 (to reflect the one-half year period).

Distributions (Unaudited)

The Board of Trustees of Fidelity Advisor Municipal Income Fund (The "Target Fund") voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Advisor Municipal Income Fund
Class A	02/28/18	02/27/18	$0.071
Class M	02/28/18	02/27/18	$0.071
Class C	02/28/18	02/27/18	$0.071
Class I	02/28/18	02/27/18	$0.071

The Target Fund hereby designates as a capital gain dividend with respect to the taxable year ended March 2, 2018, $4,902,442, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended March 2, 2018, 100% of the fund's income dividends was free from federal income tax, and 19.29% of the Target Fund's income dividends was subject to the federal alternative minimum tax.

The Target Fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

HIY-SANN-0818
1.704645.120

Fidelity® Ohio Municipal Income Fund Fidelity® Ohio Municipal Money Market Fund Semi-Annual Report June 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Fidelity® Ohio Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of June 30, 2018

% of fund's net assets
Health Care	30.2
General Obligations	26.3
Education	24.0
Escrowed/Pre-Refunded	5.4
Water & Sewer	5.1

Quality Diversification (% of fund's net assets)

As of June 30, 2018
AAA	3.8%
AA,A	84.1%
BBB	8.5%
BB and Below	2.1%
Not Rated	1.4%
Short-Term Investments and Net Other Assets	0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Ohio Municipal Income Fund

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.9%
	Principal Amount	Value
Guam - 0.5%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/18 (a)	$950,000	$956,451
6.25% 10/1/34 (a)	900,000	1,002,546
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,000,000	1,101,790

TOTAL GUAM		3,060,787

Ohio - 99.4%
Akron Bath Copley Hosp. District Rev.:
(Children's Hosp. Med. Ctr. Proj.) Series 2012:
5% 11/15/22	1,000,000	1,102,050
5% 11/15/23	3,245,000	3,564,762
Series 2016:
5% 11/15/22	1,020,000	1,119,960
5.25% 11/15/34	1,500,000	1,667,055
5.25% 11/15/41	10,295,000	11,332,633
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
4% 8/1/36	5,000,000	5,124,000
5% 8/1/42	4,175,000	4,648,445
Bonds Series 2017 B, 5%, tender 5/5/22 (b)	3,000,000	3,318,000
American Muni. Pwr., Inc. Rev.:
(AMP Freemont Energy Ctr. Proj.) Series 2012 B, 5.25% 2/15/26 (Pre-Refunded to 2/15/22 @ 100)	6,875,000	7,627,813
(Greenup Hydroelectric Proj.) Series 2016 A, 5% 2/15/41	3,005,000	3,361,483
(Prairie State Energy Campus Proj.) Series 2015:
5% 2/15/28	3,995,000	4,464,133
5% 2/15/42	3,000,000	3,280,320
Beavercreek City School District Series 2015:
5% 12/1/28	1,500,000	1,734,300
5% 12/1/29	1,500,000	1,727,550
Bowling Green Univ. Gen. Receipts Series 2016 A:
5% 6/1/42	1,000,000	1,122,100
5% 6/1/44	6,080,000	6,813,856
Butler County Hosp. Facilities Rev.:
(Kettering Health Network Obligated Group Proj.) Series 2011, 6.375% 4/1/36	5,030,000	5,576,157
Series 2016 X:
5% 5/15/31	3,225,000	3,909,184
5% 5/15/32	3,950,000	4,815,524
Cincinnati City School District Ctfs. of Prtn. (Cincinnati City School District School Impt. Proj.) 5% 12/15/26	4,000,000	4,551,360
Cincinnati Gen. Oblig. Series 2015, 5.25% 12/1/29	4,285,000	5,013,750
Cincinnati Wtr. Sys. Rev. Series 2015 A, 5% 12/1/40	3,260,000	3,729,896
Cleveland Gen. Oblig.:
Series 2012, 5% 12/1/25	2,350,000	2,634,585
Series 2015:
5% 12/1/26	1,500,000	1,725,945
5% 12/1/27	2,000,000	2,294,040
5% 12/1/29	1,250,000	1,419,438
Series C, 5.25% 11/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,885,000	2,169,315
Cleveland Heights & Univ. Heights County School District Series 2014, 4.5% 12/1/47	3,000,000	3,170,280
Cleveland Muni. School District:
Series 2013, 5% 12/1/24	1,255,000	1,405,851
Series 2015 A:
5% 12/1/24	3,725,000	4,202,396
5% 12/1/27	1,750,000	1,963,885
Cleveland Ohio Wtr. Poll. Ctl. Rev. Series 2016:
5% 11/15/34	1,190,000	1,344,533
5% 11/15/35	1,245,000	1,404,049
5% 11/15/36	450,000	506,538
5% 11/15/45	2,000,000	2,234,520
Cleveland Pub. Pwr. Sys. Rev.:
Series 2016 A, 5% 11/15/22 (FSA Insured)	3,970,000	4,430,282
Series 2018:
5% 11/15/23 (FSA Insured)	360,000	407,635
5% 11/15/24 (FSA Insured)	475,000	543,277
5% 11/15/25 (FSA Insured)	200,000	230,392
5% 11/15/26 (FSA Insured)	265,000	307,564
5% 11/15/27 (FSA Insured)	220,000	257,453
5% 11/15/28 (FSA Insured)	150,000	175,872
5% 11/15/29 (FSA Insured)	210,000	245,242
5% 11/15/30 (FSA Insured)	530,000	616,978
5% 11/15/32 (FSA Insured)	365,000	422,542
5% 11/15/34 (FSA Insured)	785,000	902,279
5% 11/15/36 (FSA Insured)	1,000,000	1,143,950
5% 11/15/38 (FSA Insured)	830,000	946,474
Cleveland State Univ. Gen. Receipts Series 2012:
5% 6/1/24	1,920,000	2,100,346
5% 6/1/25	2,500,000	2,732,225
5% 6/1/26	3,075,000	3,354,272
Cleveland Wtr. Rev.:
Series 2012 X, 5% 1/1/42	5,465,000	5,919,469
Series 2015 Y:
4% 1/1/28	650,000	691,509
4% 1/1/29	1,040,000	1,102,598
Cleveland-Cuyahoga County Port Auth. Dev. Lease Rev. (Administrative Headquarters Proj.) Series 2013, 5% 7/1/37	3,000,000	3,582,780
Columbus City School District:
5% 12/1/30	8,255,000	9,567,297
5% 12/1/31	5,000,000	5,783,300
Columbus Gen. Oblig. Series 2014 A, 4% 2/15/28	5,000,000	5,398,800
Columbus Metropolitan Library Facility Series 2012 1, 5% 12/1/23 (Pre-Refunded to 12/1/20 @ 100)	530,000	570,614
Cuyahoga County Gen. Oblig. Series 2012 A, 4% 12/1/27	1,575,000	1,640,063
Cuyahoga County Hosp. Rev. Series 2017:
5% 2/15/26	1,750,000	1,929,025
5% 2/15/27	1,700,000	1,881,543
5% 2/15/28	2,385,000	2,635,974
5% 2/15/30	3,000,000	3,294,690
5% 2/15/31	1,500,000	1,643,850
5% 2/15/32	1,450,000	1,583,458
Dayton Gen. Oblig.:
4% 12/1/22	750,000	786,938
4% 12/1/25	1,540,000	1,607,313
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	5,312,650
Fairview Park Gen. Oblig. Series 2012:
4% 12/1/23	1,395,000	1,501,201
4% 12/1/24	1,490,000	1,595,656
Forest Hills Local School District Series 2015, 5% 12/1/46	5,000,000	5,576,050
Franklin County Convention Facilities Auth. Tax & Lease Rev. Series 2014:
5% 12/1/25	1,250,000	1,434,825
5% 12/1/26	3,045,000	3,483,602
5% 12/1/32	5,920,000	6,712,747
Franklin County Hosp. Facilities Rev.:
(Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	3,600,000	4,024,728
Series 2016 C:
4% 11/1/40	3,000,000	3,078,510
5% 11/1/33	2,610,000	3,007,738
5% 11/1/34	2,155,000	2,470,794
Franklin County Rev. (Trinity Health Proj.) Series 2017, 5% 12/1/47	3,750,000	4,239,338
Granville Exempted Village School District:
5% 12/1/26	1,720,000	2,004,161
5% 12/1/27	1,165,000	1,353,194
5% 12/1/30	1,130,000	1,303,489
5% 12/1/31	600,000	691,248
Greater Cleveland Reg'l. Transit Auth. Series 2012, 5% 12/1/23	660,000	724,733
Hamilton City School District Series 2015:
3.5% 12/1/31	1,500,000	1,521,510
5% 12/1/26	1,500,000	1,717,005
5% 12/1/28	1,550,000	1,768,333
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/26	1,000,000	1,110,790
5% 12/1/27	3,825,000	4,234,581
Hamilton County HealthCare Facilities Rev. (The Christ Hosp. Proj.) Series 2012:
5.25% 6/1/24	3,000,000	3,320,850
5.25% 6/1/27	3,000,000	3,301,980
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.) Series 2016:
5% 1/1/31	1,350,000	1,478,750
5% 1/1/36	3,450,000	3,736,523
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2014 S, 5% 5/15/26	5,000,000	5,680,950
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010, 5% 6/1/30 (FSA Insured)	2,500,000	2,631,700
Hancock County Hosp. Facilities Rev. (Blanchard Valley Reg'l. Health Ctr. Proj.) Series 2011 A, 6.25% 12/1/34 (Pre-Refunded to 6/1/21 @ 100)	4,100,000	4,598,970
Kent State Univ. Revs.:
Series 2009 B:
5% 5/1/26	335,000	344,099
5% 5/1/28	415,000	426,130
5% 5/1/29	85,000	87,265
5% 5/1/30	95,000	97,366
Series 2012 A:
5% 5/1/24	1,385,000	1,529,788
5% 5/1/25	1,500,000	1,654,485
5% 5/1/26	2,220,000	2,445,219
Series 2016:
5% 5/1/29	2,000,000	2,305,780
5% 5/1/30	1,125,000	1,292,738
Kettering City School District Series 2017, 5% 12/1/25	1,080,000	1,266,386
Lake County Hosp. Facilities Rev. Series 2015:
5% 8/15/27	770,000	866,951
5% 8/15/45	11,000,000	11,915,738
Lakewood City School District Series 2014 C:
5% 12/1/25	1,300,000	1,504,737
5% 12/1/27	3,215,000	3,694,485
Lancaster City School District Series 2012:
5% 10/1/37 (Pre-Refunded to 10/1/22 @ 100)	2,000,000	2,246,400
5% 10/1/49	2,860,000	3,098,095
5% 10/1/49 (Pre-Refunded to 10/1/22 @ 100)	140,000	156,642
Lucas County Hosp. Rev. Series 2011, 5% 11/15/25 (Pre-Refunded to 11/15/21 @ 100)	1,780,000	1,957,875
Lucas-Plaza Hsg. Dev. Corp. Mtg. Rev. (The Plaza Section 8 Assisted Proj.) Series 1991 A, 0% 6/1/24 (Escrowed to Maturity)	9,000,000	7,721,010
Miami Univ. Series 2012, 4% 9/1/28	2,195,000	2,306,528
Miamisburg City School District Series 2016:
5% 12/1/28	500,000	579,310
5% 12/1/29	300,000	346,275
Middleburg Heights Hosp. Rev.:
Series 2011, 5.25% 8/1/41	3,000,000	3,264,270
Series 2012 A, 5% 8/1/47	5,725,000	6,220,842
Milford Exempt Village School District Series 2015:
3.5% 12/1/31	500,000	505,200
5% 12/1/28	1,400,000	1,608,404
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 D, 6.25% 10/1/33	2,500,000	2,529,600
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/44	3,755,000	3,926,190
5% 2/15/48	3,495,000	3,648,326
North Olmsted City School District Series 2015 A:
5% 12/1/26 (Pre-Refunded to 12/1/23 @ 100)	665,000	763,879
5% 12/1/27 (Pre-Refunded to 12/1/23 @ 100)	220,000	252,712
5% 12/1/28 (Pre-Refunded to 12/1/23 @ 100)	365,000	419,272
5% 12/1/29 (Pre-Refunded to 12/1/23 @ 100)	500,000	574,345
5% 12/1/30 (Pre-Refunded to 12/1/23 @ 100)	750,000	861,518
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev.:
Series 2014, 5% 11/15/44	8,815,000	9,883,819
Series 2017, 4% 11/15/34	4,275,000	4,558,561
Northwest Local School District Series 2015, 5% 12/1/45	2,980,000	3,319,660
Ohio Bldg. Auth. (Adult Correctional Bldg. Fund Proj.) Series 2010 A, 5% 10/1/24	6,030,000	6,434,553
Ohio Cap. Facilities Lease (Ohio Gen. Oblig. Proj.) Series 2017 A:
5% 10/1/31	1,860,000	2,186,207
5% 10/1/32	1,625,000	1,904,224
5% 10/1/33	1,500,000	1,751,115
5% 10/1/34	3,100,000	3,605,331
5% 10/1/35	1,450,000	1,682,551
5% 10/1/36	1,250,000	1,447,188
5% 10/1/37	1,430,000	1,653,094
Ohio Gen. Oblig.:
Series 2014 C, 4% 3/1/25	5,000,000	5,368,950
Series 2015 C, 5% 11/1/28	5,955,000	6,875,881
Series 2016 A, 5% 2/1/31	4,255,000	4,908,908
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.):
Series 1990 B, 6.5% 10/1/20	1,265,000	1,330,932
Series 2016:
5% 12/1/23	1,895,000	2,166,326
5% 12/1/40	2,000,000	2,273,060
(Denison Univ. 2015 Proj.):
5% 11/1/28	1,465,000	1,678,685
5% 11/1/29	1,325,000	1,514,700
5% 11/1/30	2,285,000	2,592,333
(Denison Univ., Proj.) Series 2017 B, 5% 11/1/26	1,505,000	1,768,917
(Kenyon College 2010 Proj.) Series 2010, 5.25% 7/1/44	875,000	920,133
(Kenyon College 2015 Proj.) 5% 7/1/41	5,100,000	5,640,906
(Kenyon College 2016 Proj.) Series 2016, 5% 7/1/42	4,000,000	4,450,640
(Kenyon College, Oh. Proj.) Series 2017:
4% 7/1/36	400,000	415,320
4% 7/1/37	450,000	466,880
5% 7/1/28	400,000	464,708
5% 7/1/29	735,000	850,130
5% 7/1/30	300,000	345,969
5% 7/1/31	400,000	460,952
5% 7/1/33	650,000	740,818
5% 7/1/35	700,000	793,709
5% 7/1/42	1,400,000	1,572,326
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/23	2,500,000	2,624,025
(Univ. of Dayton Proj.):
Series 2009, 5.5% 12/1/36	5,000,000	5,082,200
Series 2013:
5% 12/1/23	540,000	601,295
5% 12/1/24	585,000	650,362
5% 12/1/25	1,000,000	1,110,400
5% 12/1/26	1,195,000	1,325,351
5% 12/1/27	2,300,000	2,547,825
Series 2018 B:
4% 12/1/33 (c)	1,155,000	1,213,974
5% 12/1/19 (c)	1,000,000	1,036,450
5% 12/1/21 (c)	1,000,000	1,094,670
5% 12/1/23 (c)	1,000,000	1,136,280
5% 12/1/25 (c)	1,065,000	1,237,264
5% 12/1/27 (c)	1,000,000	1,175,340
5% 12/1/29 (c)	1,310,000	1,509,513
5% 12/1/31 (c)	1,130,000	1,295,974
5% 12/1/35 (c)	1,000,000	1,132,570
5% 12/1/36 (c)	1,000,000	1,129,920
(Xavier Univ. Proj.) Series 2015 C:
5% 5/1/26	1,000,000	1,121,950
5% 5/1/28	1,000,000	1,113,470
5% 5/1/29	855,000	948,682
5% 5/1/31	1,005,000	1,112,525
Ohio Hosp. Facilities Rev.:
Series 2011 A, 5% 1/1/32	3,500,000	3,749,830
Series 2017 A:
5% 1/1/32	2,000,000	2,355,480
5% 1/1/33	5,000,000	5,856,950
Ohio Hosp. Rev.:
Series 2013 A, 5% 1/15/27	5,000,000	5,471,900
5% 1/15/41	5,000,000	5,437,600
Ohio Spl. Oblig.:
( Ohio Gen. Oblig. Proj.) Series 2017 A, 5% 4/1/32	1,115,000	1,293,723
( Ohio Gen. Oblig. Proj.P Series 2017 A, 5% 4/1/34	1,000,000	1,149,470
(Ohio Gen. Oblig. Proj.) Series 2017 A:
5% 4/1/28	1,750,000	2,057,090
5% 4/1/29	2,535,000	2,966,939
5% 4/1/30	2,250,000	2,625,773
5% 4/1/31	2,000,000	2,328,980
5% 4/1/33	1,850,000	2,135,733
5% 4/1/35	2,395,000	2,747,017
Ohio State Univ. Gen. Receipts:
Series 2010 D, 5% 12/1/31	1,365,000	1,688,450
Series 2013 A:
5% 6/1/28	2,000,000	2,252,340
5% 6/1/38	3,500,000	3,878,035
Ohio Tpk. Commission Tpk. Rev.:
(Infastructure Proj.) Series 2005 A, 0% 2/15/43	10,000,000	3,808,700
(Infrastructure Projs.) Series 2018 A, 5% 2/15/32	6,000,000	7,017,660
Series 2017 A:
5% 2/15/26	3,250,000	3,805,328
5% 2/15/28	3,000,000	3,534,780
5% 2/15/29	1,300,000	1,525,186
5% 2/15/30	1,000,000	1,169,870
5% 2/15/31	1,000,000	1,167,370
Ohio Univ. Gen. Receipts Athens Series 2013, 5% 12/1/24	5,075,000	5,669,181
Ohio Wtr. Dev. Auth. Rev.:
(Fresh Wtr. Impt. Proj.) Series 2009 B, 5% 12/1/24	1,025,000	1,180,739
Series 2016, 5% 12/1/35	5,500,000	6,378,735
Olentangy Local School District 5% 12/1/32	1,275,000	1,469,820
Princeton City School District Series 2014:
0% 12/1/40	4,000,000	1,683,160
0% 12/1/41	4,000,000	1,611,960
5% 12/1/39	2,750,000	3,080,468
Reynoldsburg City School District 4% 12/1/30	2,375,000	2,532,890
Scioto County Hosp. Facilities Rev. Series 2016:
5% 2/15/24	970,000	1,093,607
5% 2/15/28	5,030,000	5,710,308
5% 2/15/30	2,145,000	2,410,251
5% 2/15/32	1,625,000	1,813,126
5% 2/15/33	1,460,000	1,620,717
5% 2/15/34	3,005,000	3,316,649
South-Western City School District Franklin & Pickway County:
(Intercept) Series 2012, 5% 12/1/36	400,000	438,284
Series 2012, 5% 12/1/36 (Pre-Refunded to 6/1/22 @ 100)	1,600,000	1,780,320
Toledo Gen. Oblig. Series 2012 A, 5% 12/1/20	1,635,000	1,741,112
Univ. of Akron Gen. Receipts Series 2016 A:
5% 1/1/23	460,000	513,369
5% 1/1/24	955,000	1,083,151
5% 1/1/25	1,025,000	1,173,769
5% 1/1/33	5,000,000	5,645,450
5% 1/1/37	6,000,000	6,716,100
Univ. of Cincinnati Gen. Receipts:
Series 2010 F, 5% 6/1/32	2,000,000	2,133,200
Series 2012 C:
4% 6/1/28	2,000,000	2,112,520
5% 6/1/24	1,230,000	1,377,305
Series 2013 A:
5% 6/1/33	4,085,000	4,534,187
5% 6/1/34	5,130,000	5,684,091
Series 2016 A:
5% 6/1/32	745,000	856,579
5% 6/1/33	800,000	916,768
5% 6/1/34	585,000	667,725
Series 2016 C, 5% 6/1/41	2,585,000	2,925,238
Univ. of Toledo Gen. Receipts:
Series 2017 B:
5% 6/1/30	4,115,000	4,902,200
5% 6/1/31	2,470,000	2,951,601
Series 2018 A:
5% 6/1/26	600,000	698,160
5% 6/1/27	350,000	411,250
Village of Bluffton Hosp. Facilities Blanchard Valley Reg Health Ctr. Series 2017:
4% 12/1/32	1,500,000	1,537,845
5% 12/1/25	1,500,000	1,714,050
5% 12/1/26	1,890,000	2,167,603
5% 12/1/27	1,340,000	1,547,593
5% 12/1/28	1,400,000	1,603,350
5% 12/1/29	825,000	939,799
5% 12/1/30	1,700,000	1,933,597
5% 12/1/31	750,000	851,108
Willoughby-Eastlake City School District Series 2016, 5% 12/1/46	4,000,000	4,474,400
Wood County Hosp. Facilities Rev.:
(Hosp. Proj.) Series 2012, 5% 12/1/27	3,500,000	3,692,255
(Wood County Hosp. Assoc. Proj.) Series 2012:
5% 12/1/32	2,000,000	2,089,940
5% 12/1/42	125,000	129,239
Wright State Univ. Gen. Receipts Series 2011 A:
5% 5/1/20	1,650,000	1,729,547
5% 5/1/21	1,080,000	1,153,537
5% 5/1/23	2,665,000	2,828,471

TOTAL OHIO		644,028,230

TOTAL MUNICIPAL BONDS
(Cost $636,213,139)		647,089,017

Municipal Notes - 0.9%
Ohio - 0.9%
Montgomery County Hosp. Rev. Series 2016 F, 1.6% 7/2/18, LOC Barclays Bank PLC, VRDN (b)
(Cost $6,000,000)	6,000,000	6,000,000
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $642,213,139)		653,089,017
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(5,468,296)
NET ASSETS - 100%		$647,620,721

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Health Care	30.2%
General Obligations	26.3%
Education	24.0%
Escrowed/Pre-Refunded	5.4%
Water & Sewer	5.1%
Others* (Individually Less Than 5%)	9.0%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Ohio Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $642,213,139)		$653,089,017
Cash		1,160,206
Receivable for fund shares sold		277,816
Interest receivable		6,008,358
Other receivables		1,958
Total assets		660,537,355
Liabilities
Payable for investments purchased on a delayed delivery basis	$11,850,881
Payable for fund shares redeemed	277,564
Distributions payable	508,241
Accrued management fee	191,776
Other affiliated payables	59,784
Other payables and accrued expenses	28,388
Total liabilities		12,916,634
Net Assets		$647,620,721
Net Assets consist of:
Paid in capital		$635,556,611
Undistributed net investment income		87,469
Accumulated undistributed net realized gain (loss) on investments		1,100,763
Net unrealized appreciation (depreciation) on investments		10,875,878
Net Assets, for 54,460,485 shares outstanding		$647,620,721
Net Asset Value, offering price and redemption price per share ($647,620,721 ÷ 54,460,485 shares)		$11.89

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Interest		$10,492,194
Expenses
Management fee	$1,165,532
Transfer agent fees	285,085
Accounting fees and expenses	76,875
Custodian fees and expenses	2,469
Independent trustees' fees and expenses	1,424
Registration fees	17,676
Audit	26,981
Legal	534
Miscellaneous	2,701
Total expenses before reductions	1,579,277
Expense reductions	(4,424)
Total expenses after reductions		1,574,853
Net investment income (loss)		8,917,341
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,192,696
Total net realized gain (loss)		1,192,696
Change in net unrealized appreciation (depreciation) on investment securities		(16,974,612)
Net gain (loss)		(15,781,916)
Net increase (decrease) in net assets resulting from operations		$(6,864,575)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,917,341	$18,088,000
Net realized gain (loss)	1,192,696	5,264,402
Change in net unrealized appreciation (depreciation)	(16,974,612)	15,306,731
Net increase (decrease) in net assets resulting from operations	(6,864,575)	38,659,133
Distributions to shareholders from net investment income	(8,917,478)	(18,087,879)
Distributions to shareholders from net realized gain	(1,669,407)	(4,790,838)
Total distributions	(10,586,885)	(22,878,717)
Share transactions
Proceeds from sales of shares	41,359,183	83,569,244
Reinvestment of distributions	6,844,416	14,264,227
Cost of shares redeemed	(60,490,177)	(93,359,800)
Net increase (decrease) in net assets resulting from share transactions	(12,286,578)	4,473,671
Total increase (decrease) in net assets	(29,738,038)	20,254,087
Net Assets
Beginning of period	677,358,759	657,104,672
End of period	$647,620,721	$677,358,759
Other Information
Undistributed net investment income end of period	$87,469	$87,606
Shares
Sold	3,461,653	6,896,568
Issued in reinvestment of distributions	575,518	1,179,587
Redeemed	(5,081,376)	(7,726,040)
Net increase (decrease)	(1,044,205)	350,115

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Ohio Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.20	$11.91	$12.29	$12.26	$11.48	$12.39
Income from Investment Operations
Net investment income (loss)A	.162	.330	.339	.363	.384	.392
Net realized and unrealized gain (loss)	(.280)	.377	(.308)	.147	.780	(.779)
Total from investment operations	(.118)	.707	.031	.510	1.164	(.387)
Distributions from net investment income	(.162)	(.330)	(.339)	(.363)	(.384)	(.392)
Distributions from net realized gain	(.030)	(.087)	(.072)	(.117)	–	(.131)
Total distributions	(.192)	(.417)	(.411)	(.480)	(.384)	(.523)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$11.89	$12.20	$11.91	$12.29	$12.26	$11.48
Total ReturnC,D	(.96)%	6.03%	.19%	4.24%	10.26%	(3.16)%
Ratios to Average Net AssetsE
Expenses before reductions	.49%F	.48%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.49%F	.48%	.48%	.48%	.48%	.48%
Expenses net of all reductions	.48%F	.48%	.48%	.48%	.48%	.48%
Net investment income (loss)	2.74%F	2.73%	2.72%	2.97%	3.20%	3.28%
Supplemental Data
Net assets, end of period (000 omitted)	$647,621	$677,359	$657,105	$636,261	$598,694	$535,347
Portfolio turnover rate	12%F	24%	17%	17%	7%	17%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Ohio Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of June 30, 2018

Days	% of fund's investments 6/30/18
1 - 7	67.7
8 - 30	3.6
31 - 60	9.1
61 - 90	4.2
91 - 180	6.8
> 180	8.6

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of June 30, 2018
Variable Rate Demand Notes (VRDNs)	37.2%
Tender Option Bond	30.7%
Other Municipal Security	28.7%
Investment Companies	3.2%
Net Other Assets (Liabilities)	0.2%

Current 7-Day Yields

6/30/18
Fidelity® Ohio Municipal Money Market Fund	1.04%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending June 30, 2018, the most recent period shown in the table, would have been 1.03%.

Fidelity® Ohio Municipal Money Market Fund

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 37.2%
	Principal Amount	Value
Alabama - 0.5%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.68% 7/6/18, VRDN (a)(b)	$1,260,000	$1,260,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.66% 7/6/18, VRDN (b)	400,000	400,000
		1,660,000
Arkansas - 1.1%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 1.68% 7/6/18, VRDN (a)(b)	400,000	400,000
Series 2002, 1.66% 7/6/18, VRDN (a)(b)	2,700,000	2,700,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 1.59% 7/6/18, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	900,000	900,000
		4,000,000
Indiana - 0.4%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 1.6% 7/6/18, VRDN (a)(b)	600,000	600,000
Series 2003 B, 1.67% 7/6/18, VRDN (a)(b)	400,000	400,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.61% 7/6/18, VRDN (b)	300,000	300,000
Series I, 1.61% 7/6/18, VRDN (b)	100,000	100,000
		1,400,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.63% 7/6/18, VRDN (b)	100,000	100,000
Series 2010 B1, 1.61% 7/6/18, VRDN (b)	100,000	100,000
		200,000
Nebraska - 0.2%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.68% 7/6/18, VRDN (a)(b)	700,000	700,000
Nevada - 0.0%
Washoe County Gas Facilities Rev. Series 2016 C, 1.61% 7/6/18, VRDN (a)(b)	100,000	100,000
North Carolina - 0.0%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.66% 7/6/18, VRDN (a)(b)	200,000	200,000
Ohio - 34.2%
Allen County Hosp. Facilities Rev. Series 2012 B, 1.48% 7/6/18, VRDN (b)	27,800,000	27,800,000
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 1.56% 7/6/18, LOC Northern Trust Co., VRDN (b)	15,665,000	15,665,000
Lake County Indl. Dev. Rev. (Norshar Co. Proj.) 1.61% 7/6/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,105,000	1,105,000
Montgomery County Hosp. Rev.:
(Miami Valley Hosp. Proj.) Series 2016 D, 1.6% 7/2/18, LOC Barclays Bank PLC, VRDN (b)	5,200,000	5,200,000
Series 2016 C, 1.6% 7/2/18, LOC Barclays Bank PLC, VRDN (b)	1,500,000	1,500,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
Series 2016 G, 1.59% 7/6/18 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	17,590,000	17,590,000
Series 2016 H, 1.59% 7/6/18 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	19,200,000	19,200,000
Series 2016 I, 1.59% 7/6/18 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	3,450,000	3,450,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 1.55% 7/6/18, LOC Bank of America NA, VRDN (a)(b)	15,000,000	15,000,000
FHLMC Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Wingate at Belle Meadows Proj.) 1.57% 7/6/18, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(b)	8,435,000	8,435,000
FNMA Franklin County Multi-family Rev. Series 2002, 1.57% 7/6/18, LOC Fannie Mae, VRDN (a)(b)	5,050,000	5,050,000
		119,995,000
Texas - 0.1%
Port Arthur Navigation District Jefferson County Rev. Series 2000 B, 1.67% 7/6/18 (Total SA Guaranteed), VRDN (a)(b)	200,000	200,000
West Virginia - 0.6%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.65% 7/6/18, VRDN (a)(b)	1,000,000	1,000,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.65% 7/6/18, VRDN (a)(b)	1,100,000	1,100,000
		2,100,000
Wyoming - 0.0%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1992 B, 1.6% 7/6/18, VRDN (b)	100,000	100,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $130,655,000)		130,655,000

Tender Option Bond - 30.7%
Ohio - 30.7%
Allen County Hosp. Facilities Rev. Participating VRDN Series Floaters XF 25 16, 1.61% 7/6/18 (Liquidity Facility Citibank NA) (b)(c)	4,340,000	4,340,000
Cincinnati Wtr. Sys. Rev. Participating VRDN Series MS 3280, 1.54% 7/6/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)	3,750,000	3,750,000
Cleveland Wtr. Rev. Participating VRDN Series Floaters E 119, 1.54% 7/6/18 (Liquidity Facility Royal Bank of Canada) (b)(c)	3,600,000	3,600,000
Franklin County Hosp. Facilities Rev. Participating VRDN:
Series 15 XF0244, 1.55% 7/6/18 (Liquidity Facility Toronto-Dominion Bank) (b)(c)	4,000,000	4,000,000
Series 16 XL0004, 1.55% 7/6/18 (Liquidity Facility Barclays Bank PLC) (b)(c)	4,480,000	4,480,000
Franklin County Rev. Participating VRDN Series Floaters XF 25 90, 1.54% 7/6/18 (Liquidity Facility Citibank NA) (b)(c)	2,000,000	2,000,000
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 1.61% 7/6/18 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)	4,000,000	4,000,000
Lakewood City School District Bonds Series Solar 0067, 1.66%, tender 8/23/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(c)	4,195,000	4,195,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	6,420,000	6,420,000
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. Participating VRDN Series Floaters ZF 05 85, 1.54% 7/6/18 (Liquidity Facility Toronto-Dominion Bank) (b)(c)	3,170,000	3,170,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN:
Series 2017, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	10,800,000	10,800,000
Series XG 00 69, 1.61% 7/6/18 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)	3,000,000	3,000,000
Ohio Hosp. Facilities Rev. Participating VRDN:
Series 16 ZF0354, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	1,000,000	1,000,000
Series 2015 XF0105, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	16,035,000	16,035,000
Series 2016 ZF0355, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	4,605,000	4,605,000
Series XL 00 31, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	3,930,000	3,930,000
Series XM 05 20, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	6,750,000	6,750,000
Ohio Wtr. Dev. Auth. Rev. Participating VRDN Series Floaters E 104, 1.54% 7/6/18 (Liquidity Facility Royal Bank of Canada) (b)(c)	11,000,000	11,000,000
the Cleveland Clinic Foundation Participating VRDN Series Floaters XF 05 73, 1.54% 7/6/18 (Liquidity Facility Toronto-Dominion Bank) (b)(c)	1,445,000	1,445,000
Univ. of Cincinnati Gen. Receipts Participating VRDN:
Series Floaters XF 24 38, 1.54% 7/6/18 (Liquidity Facility Citibank NA) (b)(c)	2,000,000	2,000,000
Series Floaters ZM 06 46, 1.54% 7/6/18 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	3,600,000	3,600,000
Upper Arlington City School District Participating VRDN Series Floaters XF 25 92, 1.59% 7/6/18 (Liquidity Facility Citibank NA) (b)(c)	3,500,000	3,500,000
TOTAL TENDER OPTION BOND
(Cost $107,620,000)		107,620,000

Other Municipal Security - 28.7%
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 1.7% tender 7/17/18, CP mode	200,000	200,000
Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1992, 1.6% tender 8/10/18, CP mode	300,000	300,000
Series 92, 1.5% tender 7/9/18, CP mode	200,000	200,000
		500,000
New Hampshire - 0.9%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1990 B, 1.65% tender 8/9/18, CP mode	500,000	500,000
Series 90 A, 1.55% tender 7/9/18, CP mode (a)	400,000	400,000
Series 90A, 1.68% tender 7/2/18, CP mode (a)	1,200,000	1,200,000
Series A1, 1.35% tender 7/12/18, CP mode (a)	1,000,000	1,000,000
		3,100,000
Ohio - 27.6%
American Muni. Pwr. BAN (City of Wapakoneta Proj.) Series 2018, 3% 6/27/19 (Ohio Gen. Oblig. Guaranteed)	1,000,000	1,010,820
Avon Gen. Oblig. BAN:
Series 2017, 2% 9/6/18	1,850,000	1,851,487
Series 2018, 2.375% 1/23/19	2,400,000	2,408,980
Belmont County BAN Series 2017:
2% 8/30/18	3,000,000	3,003,916
2% 8/30/18	2,500,000	2,502,848
Canal Fulton BAN Series 2018, 2.5% 11/1/18 (Ohio Gen. Oblig. Guaranteed)	1,730,000	1,735,308
Elyria Gen. Oblig. BAN Series 2017, 3% 12/12/18 (Ohio Gen. Oblig. Guaranteed)	3,000,000	3,019,638
Euclid Gen. Oblig. BAN Series 2018, 2.75% 5/2/19 (Ohio Gen. Oblig. Guaranteed)	1,001,000	1,007,148
Fairborn Gen. Oblig. BAN Series 2017 B, 1.75% 9/7/18	100,000	100,000
Forest Park Gen. Oblig. BAN Series 2017, 1.75% 8/22/18 (Ohio Gen. Oblig. Guaranteed)	100,000	100,000
Franklin County Gen. Oblig. BAN Series 2017, 2.125% 11/20/18	3,300,000	3,310,453
Franklin County Rev. Bonds Series 2013 OH, 1.8%, tender 8/1/18 (b)	3,700,000	3,700,000
Hudson City Gen. Oblig. BAN Series 2017 2, 3% 12/28/18	4,300,000	4,329,836
Independence Gen. Oblig. BAN Series 2017, 2% 12/5/18	4,300,000	4,310,931
Lake County Gen. Oblig. BAN Series 2017, 2% 10/18/18	2,252,000	2,257,847
Licking County BAN Series 2018, 3% 5/9/19	2,100,000	2,117,592
Logan County Gen. Oblig. BAN:
Series 2017, 2% 12/19/18	200,000	200,225
Series 2018 A, 3% 12/19/18	3,500,000	3,519,372
Lucas County Gen. Oblig. BAN Series 2017, 2% 7/11/18	5,050,000	5,050,508
Marysville Gen. Oblig. BAN Series 2017, 1.75% 8/23/18	100,000	100,000
Mason Gen. Oblig. BAN Series 2018, 3% 5/16/19	2,000,000	2,017,124
Mayfield Heights Gen. Oblig. BAN Series 2018, 2.5% 4/4/19 (Ohio Gen. Oblig. Guaranteed)	3,300,000	3,317,205
North Ridgeville Gen. Oblig. BAN Series 2018, 3% 6/13/19	1,100,000	1,111,178
Ohio Gen. Oblig. Bonds Series 2013 A, 5% 8/1/18	3,600,000	3,610,206
Ohio Higher Edl. Facility Commission Rev. Bonds:
Series B5:
1.56% tender 9/5/18, CP mode	3,500,000	3,500,000
1.68% tender 7/5/18, CP mode	3,800,000	3,800,000
1.75% tender 7/12/18, CP mode	3,800,000	3,800,000
Series B6, 1.68% tender 7/5/18, CP mode	3,800,000	3,800,000
Ohio Hosp. Facilities Rev. Bonds Series 2009 B:
4.75% 1/1/19 (Pre-Refunded to 1/1/19 @ 100)	1,000,000	1,014,603
5.5% 1/1/19 (Pre-Refunded to 1/1/19 @ 100)	500,000	509,208
Oxford Gen. Oblig. BAN Series 2018, 3% 6/11/19 (Ohio Gen. Oblig. Guaranteed)	1,600,000	1,617,076
Perrysburg Gen. Oblig. BAN Series 2018, 3% 6/4/19	1,000,000	1,009,072
Pickerington Gen. Oblig. BAN Series 2018, 2.375% 2/7/19	2,000,000	2,008,029
Powell Gen. Oblig. BAN Series 2017, 2.5% 8/8/18	2,265,000	2,267,933
Shaker Heights City School District BAN Series 2017, 3% 7/12/18	2,100,000	2,101,008
Southwest Local School District:
BAN Series 2017, 2.5% 11/14/18	4,500,000	4,514,501
Bonds Series 2018 B, 3% 1/15/19	1,000,000	1,006,383
Springfield Gen. Oblig. BAN Series 2018, 2.5% 3/28/19 (Ohio Gen. Oblig. Guaranteed)	3,800,000	3,822,662
Uhrichsville Recreational Facilities BAN Series 2018, 3% 6/26/19 (Ohio Gen. Oblig. Guaranteed)	1,750,000	1,769,488
Vandalia Gen. Oblig. BAN Series 2017, 2% 9/6/18	3,691,000	3,696,354
Walton Hills BD Anticipation BAN Series 2017, 2% 11/28/18 (Ohio Gen. Oblig. Guaranteed)	860,000	862,615
		96,791,554
TOTAL OTHER MUNICIPAL SECURITY
(Cost $100,591,554)		100,591,554
	Shares	Value

Investment Company - 3.2%
Fidelity Municipal Cash Central Fund, 1.15% (e)(f)
(Cost $11,346,752)	11,346,752	11,346,752
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $350,213,306)		350,213,306
NET OTHER ASSETS (LIABILITIES) - 0.2%		805,368
NET ASSETS - 100%		$351,018,674

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,220,000 or 4.9% of net assets.

 (e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC)	9/14/17 - 1/3/18	$6,420,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC)	3/9/17 - 3/2/18	$10,800,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$198,794
Total	$198,794

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Ohio Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $338,866,554)	$338,866,554
Fidelity Central Funds (cost $11,346,752)	11,346,752
Total Investment in Securities (cost $350,213,306)		$350,213,306
Cash		9,917
Receivable for investments sold		115
Receivable for fund shares sold		27,019
Interest receivable		1,715,202
Distributions receivable from Fidelity Central Funds		19,473
Other receivables		10
Total assets		351,985,042
Liabilities
Payable for fund shares redeemed	788,943
Distributions payable	7,001
Accrued management fee	104,933
Other affiliated payables	45,015
Other payables and accrued expenses	20,476
Total liabilities		966,368
Net Assets		$351,018,674
Net Assets consist of:
Paid in capital		$351,048,890
Distributions in excess of net investment income		(351)
Accumulated undistributed net realized gain (loss) on investments		(29,865)
Net Assets, for 350,498,470 shares outstanding		$351,018,674
Net Asset Value, offering price and redemption price per share ($351,018,674 ÷ 350,498,470 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Interest		$2,456,608
Income from Fidelity Central Funds		198,794
Total income		2,655,402
Expenses
Management fee	$677,378
Transfer agent fees	261,264
Accounting fees and expenses	29,713
Custodian fees and expenses	1,672
Independent trustees' fees and expenses	840
Registration fees	19,462
Audit	19,698
Legal	4,317
Miscellaneous	948
Total expenses before reductions	1,015,292
Expense reductions	(1,342)
Total expenses after reductions		1,013,950
Net investment income (loss)		1,641,452
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,524)
Fidelity Central Funds	3,071
Total net realized gain (loss)		(1,453)
Net increase in net assets resulting from operations		$1,639,999

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,641,452	$1,967,233
Net realized gain (loss)	(1,453)	(28,447)
Net increase in net assets resulting from operations	1,639,999	1,938,786
Distributions to shareholders from net investment income	(1,641,803)	(1,966,726)
Distributions to shareholders from net realized gain	–	(56,345)
Total distributions	(1,641,803)	(2,023,071)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	33,387,133	31,134,506
Reinvestment of distributions	1,593,371	1,960,003
Cost of shares redeemed	(103,069,588)	(199,538,120)
Net increase (decrease) in net assets and shares resulting from share transactions	(68,089,084)	(166,443,611)
Total increase (decrease) in net assets	(68,090,888)	(166,527,896)
Net Assets
Beginning of period	419,109,562	585,637,458
End of period	$351,018,674	$419,109,562
Other Information
Distributions in excess of net investment income end of period	$(351)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Ohio Municipal Money Market Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.004	.004	.001	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.004	.004	.001	–A	–A	–A
Distributions from net investment income	(.004)	(.004)	(.001)	–A	–A	–A
Distributions from net realized gain	–	–A	–A	–A	–A	–
Total distributions	(.004)	(.004)	(.001)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.43%	.42%	.09%	.01%	.02%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.54%F	.53%	.52%	.52%	.51%	.52%
Expenses net of fee waivers, if any	.54%F	.52%	.37%	.07%	.08%	.12%
Expenses net of all reductions	.54%F	.52%	.36%	.07%	.08%	.12%
Net investment income (loss)	.87%F	.40%	.07%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$351,019	$419,110	$585,637	$1,250,546	$1,336,936	$1,332,321

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018

1. Organization.

Fidelity Ohio Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Ohio.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to futures transactions.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Ohio Municipal Income Fund	$642,213,120	$14,907,554	$(4,031,657)	$10,875,897
Fidelity Ohio Municipal Money Market Fund	350,213,306	–	–	–

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term
Fidelity Ohio Municipal Money Market Fund	$(29,695)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $39,013,220 and $43,660,367, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Ohio Municipal Income Fund	.25%	.11%	.36%
Fidelity Ohio Municipal Money Market Fund	.25%	.11%	.36%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Ohio Municipal Income Fund	.09%
Fidelity Ohio Municipal Money Market Fund	.14%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Ohio Municipal Income Fund	.02
Fidelity Ohio Municipal Money Market Fund	.02

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Ohio Municipal Income Fund	$953

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity Ohio Municipal Income Fund	$2,400
Fidelity Ohio Municipal Money Market Fund	63

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Ohio Municipal Income Fund	$2,024
Fidelity Ohio Municipal Money Market Fund	1,279

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
Fidelity Ohio Municipal Income Fund	.49%
Actual		$1,000.00	$990.40	$2.42
Hypothetical-C		$1,000.00	$1,022.36	$2.46
Fidelity Ohio Municipal Money Market Fund	.54%
Actual		$1,000.00	$1,004.30	$2.68
Hypothetical-C		$1,000.00	$1,022.12	$2.71

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

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Fidelity® Pennsylvania Municipal Income Fund Fidelity® Pennsylvania Municipal Money Market Fund Semi-Annual Report June 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Fidelity® Pennsylvania Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of June 30, 2018

% of fund's net assets
Health Care	27.9
General Obligations	22.9
Education	14.4
Transportation	11.9
Water & Sewer	10.5

Quality Diversification (% of fund's net assets)

As of June 30, 2018
AA,A	87.6%
BBB	6.9%
BB and Below	0.5%
Not Rated	0.7%
Short-Term Investments and Net Other Assets	4.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Fidelity® Pennsylvania Municipal Income Fund

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.8%
	Principal Amount	Value
Guam - 0.2%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.25% 10/1/34 (a)	700,000	779,758
Pennsylvania - 94.4%
Adams County Indl. Dev. Auth. Rev. (Gettysburg College Proj.) Series 2010, 5% 8/15/24	1,000,000	1,061,640
Allegheny County Series C:
5% 12/1/28	$1,000,000	$1,132,660
5% 12/1/30	1,365,000	1,535,816
Allegheny County Arpt. Auth. Rev. Series 2006 B:
5% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	3,190,000	3,410,461
5% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	1,650,000	1,797,032
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. Series 2018:
5% 3/1/33	1,570,000	1,814,496
5% 3/1/34	2,250,000	2,588,243
Allegheny County Sanitation Auth. Swr. Rev.:
Series 2010, 5% 6/1/40 (FSA Insured)	6,690,000	7,107,924
5% 12/1/29 (Build America Mutual Assurance Insured)	3,905,000	4,476,262
Berks County Muni. Auth. Rev. Series 2012 A, 5% 11/1/40	3,590,000	3,836,956
Bethlehem Wtr. Auth. Rev. Series 2014, 5% 11/15/20 (Build America Mutual Assurance Insured)	1,000,000	1,069,470
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2015 A:
5% 7/1/26	500,000	557,660
5% 7/1/27	490,000	545,208
5% 7/1/28	540,000	601,198
5% 7/1/29	710,000	789,527
5% 7/1/30	685,000	759,912
5% 7/1/35	1,885,000	2,066,431
5% 7/1/39	6,675,000	7,269,809
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/28	1,300,000	1,522,586
5% 7/15/30	1,500,000	1,744,125
5% 7/15/31	1,250,000	1,448,763
Central Bradford Prog. Auth. Rev. Series 2011, 5.375% 12/1/41	2,000,000	2,190,960
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.):
Series 2011, 7% 11/15/46 (Pre-Refunded to 11/15/21 @ 100)	2,000,000	2,329,640
Series 2016 A:
4% 11/15/32	350,000	361,725
4% 11/15/34	250,000	256,575
4% 11/15/35	200,000	205,000
5% 11/15/28	840,000	955,030
5% 11/15/29	1,625,000	1,840,621
5% 11/15/30	685,000	773,475
5% 11/15/46	6,605,000	7,261,207
Series 2016 B:
4% 11/15/40	600,000	609,168
4% 11/15/47	3,605,000	3,632,362
Series 2018 A:
5% 11/15/26	1,140,000	1,307,557
5% 11/15/27	225,000	259,911
5% 11/15/28	200,000	229,978
5% 11/15/29	200,000	228,930
Commonwealth Fing. Auth. Rev. Series 2013 A2:
5% 6/1/24	800,000	872,504
5% 6/1/25	1,175,000	1,279,199
5% 6/1/26	1,250,000	1,360,363
5% 6/1/42	12,000,000	12,888,351
Cumberland County Muni. Auth. Rev. (Dickinson College Proj.):
Series 2012:
5% 11/1/37	1,520,000	1,654,049
5% 11/1/42	3,000,000	3,254,400
Series 2016:
5% 5/1/30	1,000,000	1,144,570
5% 5/1/31	500,000	571,160
5% 5/1/32	750,000	855,053
5% 5/1/33	2,210,000	2,511,289
5% 5/1/34	1,000,000	1,131,860
Dauphin County Gen. Auth.:
(Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/34	1,275,000	1,436,147
5% 6/1/35	1,000,000	1,124,160
5% 6/1/36	500,000	560,965
5% 6/1/42	7,410,000	7,972,715
Delaware County Auth. Univ. Rev. Series 2012:
5% 8/1/21	350,000	380,748
5% 8/1/22	300,000	333,453
Doylestown Hosp. Auth. Hosp. Rev.:
Series 2013 A, 5% 7/1/27	2,500,000	2,679,950
Series 2016 A, 5% 7/1/46	3,500,000	3,739,925
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27 (Pre-Refunded to 7/1/20 @ 100)	2,750,000	3,030,060
Fox Chapel Area School District Series 2013:
4% 8/1/22	500,000	537,745
5% 8/1/31	3,080,000	3,443,594
5% 8/1/34	1,000,000	1,111,150
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5.3% 7/1/30	1,770,000	1,878,271
5.375% 7/1/42	2,130,000	2,256,969
Geisinger Auth. Health Sys. Rev.:
Series 2014 A, 4% 6/1/41	2,000,000	2,041,140
Series 2017 A2, 5% 2/15/39	1,880,000	2,116,429
Indiana County Hosp. Auth. Series 2014 A:
5% 6/1/20	650,000	673,706
6% 6/1/39	1,625,000	1,760,265
Lackawanna County Indl. Dev. Auth. Rev. (Univ. of Scranton Proj.) Series 2017:
5% 11/1/24	590,000	664,405
5% 11/1/25	665,000	753,751
5% 11/1/27	1,105,000	1,269,070
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016:
5% 8/15/31	1,000,000	1,154,780
5% 8/15/33	1,000,000	1,148,540
5% 8/15/34	1,000,000	1,143,880
5% 8/15/36	1,000,000	1,139,240
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	4,000,000	4,497,960
Lower Paxton Township Series 2014:
5% 4/1/40	3,420,000	3,797,363
5% 4/1/44	1,295,000	1,434,277
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2009, 5.5% 12/1/39	2,500,000	2,626,475
Lycoming County Auth. Health Sys. Rev. (Susquehanna Health Sys.) Series 2009 A, 5.5% 7/1/21	3,500,000	3,630,585
Monroe County Hosp. Auth. Rev. Series 2016, 5% 7/1/33	3,675,000	4,119,087
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	1,500,000	1,743,885
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
4% 10/1/19	185,000	188,924
5% 10/1/20	215,000	227,137
5% 10/1/21	245,000	263,647
5% 10/1/22	275,000	300,308
5% 10/1/23	1,305,000	1,441,399
5% 10/1/24	335,000	372,275
5% 10/1/25	750,000	820,493
5% 10/1/26	1,000,000	1,086,940
5% 10/1/27	1,000,000	1,082,270
Series 2016 A, 5% 10/1/40	4,000,000	4,325,000
Series 2018 A, 5% 9/1/26	1,500,000	1,730,940
Montgomery County Indl. Dev. Auth. Series 2017:
5% 12/1/33	2,150,000	2,502,256
5% 12/1/35	1,000,000	1,157,040
5% 12/1/36	2,660,000	3,070,970
5% 12/1/37	1,515,000	1,747,795
Montour School District Series 2015 A:
5% 4/1/41	1,000,000	1,121,700
5% 4/1/42	1,000,000	1,121,010
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2018 A:
4% 8/15/48	4,500,000	4,491,990
5% 8/15/43	2,000,000	2,239,180
5% 8/15/48	2,500,000	2,789,975
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/28	400,000	457,192
5% 7/1/29	300,000	341,307
5% 7/1/30	375,000	425,318
5% 7/1/31	425,000	480,909
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/24	1,745,000	1,889,661
5% 3/1/25	3,255,000	3,515,367
Pennsylvania Gen. Oblig.:
Series 2012, 5% 6/1/25 (Pre-Refunded to 6/1/22 @ 100)	5,000,000	5,573,500
Series 2013, 5% 10/15/27	2,255,000	2,511,033
Series 2015 1, 5% 3/15/31	7,000,000	7,839,230
Series 2015, 5% 3/15/33	2,880,000	3,208,637
Series 2017, 5% 1/1/28	7,000,000	8,025,990
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Thomas Jefferson Univ. Proj.) Series 2012:
5% 3/1/20	300,000	315,534
5% 3/1/22	275,000	301,835
5% 3/1/23	585,000	646,092
First Series 2012:
5% 4/1/20	750,000	792,608
5% 4/1/21	500,000	539,015
5% 4/1/22	600,000	659,820
5% 4/1/23	800,000	879,456
5% 4/1/24	1,100,000	1,206,348
Series 2010 E, 5% 5/15/31	2,500,000	2,636,225
Series 2016:
5% 5/1/33	4,300,000	4,831,996
5% 5/1/34	2,500,000	2,798,300
5% 5/1/35	2,000,000	2,234,240
Series AT-1 5% 6/15/31	10,000,000	11,405,100
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.):
Series 2014 B2:
5% 12/1/24 (Build America Mutual Assurance Insured)	1,250,000	1,419,750
5% 12/1/25 (Build America Mutual Assurance Insured)	1,250,000	1,410,338
5% 12/1/26 (Build America Mutual Assurance Insured)	1,250,000	1,404,088
5% 12/1/27 (Build America Mutual Assurance Insured)	1,010,000	1,131,372
Series 2016 A, 5% 12/1/28 (FSA Insured)	5,690,000	6,525,747
Pennsylvania State Univ.:
Series 2010, 5% 3/1/40	4,385,000	4,595,831
Series 2015 A:
5% 9/1/30	1,100,000	1,271,446
5% 9/1/31	1,415,000	1,631,552
Pennsylvania Tpk. Commission Tpk. Rev.:
(Sub Lien Proj.) Series 2017 B-1, 5% 6/1/34	5,000,000	5,577,850
Series 2013 A2, 0% 12/1/38 (b)	2,500,000	2,725,825
Series 2014 A, 5% 12/1/31	865,000	974,872
Series 2014 A2, 0% 12/1/40 (b)	5,500,000	4,618,790
Series 2016 A1, 5% 12/1/46	5,000,000	5,547,050
Series 2017 A1:
5% 12/1/30	3,500,000	4,057,725
5% 12/1/31	2,000,000	2,311,600
5% 12/1/33	1,500,000	1,720,500
Philadelphia Arpt. Rev. Series 2017 B:
5% 7/1/31 (a)	1,000,000	1,145,610
5% 7/1/37 (a)	1,480,000	1,671,971
5% 7/1/42 (a)	4,000,000	4,505,600
Philadelphia Gas Works Rev.:
Series 9, 5.25% 8/1/40	5,300,000	5,612,011
5% 8/1/29	2,000,000	2,260,120
5% 8/1/30	1,500,000	1,691,010
5% 8/1/31	1,100,000	1,237,830
5% 10/1/33	1,500,000	1,694,235
5% 10/1/34	500,000	562,430
Philadelphia Gen. Oblig. Series 2017 A, 5% 8/1/30	1,500,000	1,706,160
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Children's Hosp. of Philadelphia Proj.) Series 2011 D, 5% 7/1/32	2,500,000	2,705,550
Philadelphia Redev. Auth. Rev.:
Series 2012:
5% 4/15/21	1,000,000	1,069,840
5% 4/15/25	2,230,000	2,405,702
Series 2015 A, 5% 4/15/29	3,000,000	3,297,990
Philadelphia School District:
Series 2010 C, 5% 9/1/21	4,000,000	4,225,440
Series 2016 F, 5% 9/1/34	4,000,000	4,458,640
Series 2018 A:
5% 9/1/29	1,250,000	1,439,125
5% 9/1/30	1,000,000	1,148,500
5% 9/1/33	1,000,000	1,137,370
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2010 C, 5% 8/1/40 (Pre-Refunded to 8/1/20 @ 100)	4,000,000	4,211,160
Series 2011 A, 5% 1/1/41	2,715,000	2,870,705
Series 2015 B, 5% 7/1/30	3,500,000	3,997,980
Series 2017 B:
5% 11/1/29	3,000,000	3,516,870
5% 11/1/30	3,700,000	4,324,301
Pittsburgh & Alleg County Parkin Series 2017:
5% 12/15/23	500,000	562,770
5% 12/15/24	440,000	500,091
5% 12/15/31	1,000,000	1,132,690
5% 12/15/32	500,000	565,480
5% 12/15/33	500,000	563,325
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2012, 5% 2/1/25 (FSA Insured)	2,250,000	2,475,923
Pittsburgh Gen. Oblig.:
Series 2012 A, 5% 9/1/22	2,000,000	2,221,460
Series 2014:
5% 9/1/23 (Build America Mutual Assurance Insured)	575,000	647,444
5% 9/1/28 (Build America Mutual Assurance Insured)	1,300,000	1,470,989
5% 9/1/29 (Build America Mutual Assurance Insured)	1,015,000	1,143,580
5% 9/1/31 (Build America Mutual Assurance Insured)	1,165,000	1,307,666
5% 9/1/32 (Build America Mutual Assurance Insured)	1,000,000	1,127,890
Pittsburgh School District:
Series 2014 A, 5% 9/1/23	1,000,000	1,113,680
Series 2015:
5% 9/1/21 (FSA Insured)	730,000	797,445
5% 9/1/22 (FSA Insured)	885,000	987,102
5% 9/1/23 (FSA Insured)	1,085,000	1,230,726
Reading School District Series 2017:
5% 3/1/35 (FSA Insured)	1,000,000	1,127,120
5% 3/1/36 (FSA Insured)	1,050,000	1,180,946
5% 3/1/37 (FSA Insured)	1,600,000	1,796,976
Saint Mary Hosp. Auth. Health Sys. Rev. (Trinity Health Proj.) Series 2012 B:
5% 11/15/24	500,000	574,405
5% 11/15/26	1,500,000	1,753,110
5% 11/15/27	1,500,000	1,764,780
5% 11/15/28	4,170,000	4,872,437
Southcentral Pennsylvania Gen. Auth. Rev. Series 2015:
4% 12/1/30	1,040,000	1,075,724
5% 12/1/20	30,000	32,035
5% 12/1/21	145,000	158,069
5% 12/1/22	30,000	33,326
5% 12/1/25	1,285,000	1,483,211
5% 12/1/27	1,480,000	1,685,898
5% 12/1/29	1,000,000	1,127,740
Southeastern Pennsylvania Trans. Auth. Rev. Series 2017:
5% 6/1/27	1,400,000	1,654,702
5% 6/1/29	3,500,000	4,091,430
Susquehanna Area Reg'l. Arp Auth. Series 2017:
5% 1/1/35 (a)	1,000,000	1,107,500
5% 1/1/38 (a)	1,125,000	1,239,300
West Mifflin Area School District Series 2016:
5% 4/1/24 (FSA Insured)	1,250,000	1,380,963
5% 4/1/26 (FSA Insured)	1,000,000	1,115,290
5% 4/1/28 (FSA Insured)	1,390,000	1,545,485
West Shore Area Auth. Hosp. Rev. Series 2011 B, 5.75% 1/1/41	1,500,000	1,678,695
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A:
5% 7/1/19	1,000,000	1,031,900
5% 7/1/25	4,465,000	4,693,340
5.25% 7/1/20	1,000,000	1,065,060
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A:
0% 8/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,884,150
0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,385,850
0% 8/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,550,000	5,894,018

TOTAL PENNSYLVANIA		438,999,975

Pennsylvania, New Jersey - 1.2%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2012 A:
5% 7/1/22	500,000	556,090
5% 7/1/23	1,000,000	1,105,700
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2010 D, 5% 1/1/30	3,500,000	3,655,435

TOTAL PENNSYLVANIA, NEW JERSEY		5,317,225

TOTAL MUNICIPAL BONDS
(Cost $438,806,438)		445,096,958
TOTAL INVESTMENT IN SECURITIES - 95.8%
(Cost $438,806,438)		445,096,958
NET OTHER ASSETS (LIABILITIES) - 4.2%		19,741,848
NET ASSETS - 100%		$464,838,806

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Health Care	27.9%
General Obligations	22.9%
Education	14.4%
Transportation	11.9%
Water & Sewer	10.5%
Others* (Individually Less Than 5%)	12.4%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Pennsylvania Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $438,806,438)		$445,096,958
Cash		15,431,095
Receivable for fund shares sold		274,034
Interest receivable		4,770,982
Other receivables		1,464
Total assets		465,574,533
Liabilities
Payable for fund shares redeemed	$129,250
Distributions payable	401,664
Accrued management fee	137,255
Other affiliated payables	40,462
Other payables and accrued expenses	27,096
Total liabilities		735,727
Net Assets		$464,838,806
Net Assets consist of:
Paid in capital		$456,982,771
Distributions in excess of net investment income		(8,463)
Accumulated undistributed net realized gain (loss) on investments		1,573,978
Net unrealized appreciation (depreciation) on investments		6,290,520
Net Assets, for 42,474,470 shares outstanding		$464,838,806
Net Asset Value, offering price and redemption price per share ($464,838,806 ÷ 42,474,470 shares)		$10.94

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Interest		$7,673,157
Expenses
Management fee	$834,039
Transfer agent fees	184,895
Accounting fees and expenses	60,739
Custodian fees and expenses	1,769
Independent trustees' fees and expenses	1,019
Registration fees	20,065
Audit	26,981
Legal	4,492
Miscellaneous	1,555
Total expenses before reductions	1,135,554
Expense reductions	(3,205)
Total expenses after reductions		1,132,349
Net investment income (loss)		6,540,808
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,611,442
Change in net unrealized appreciation (depreciation) on investment securities		(10,705,097)
Net gain (loss)		(9,093,655)
Net increase (decrease) in net assets resulting from operations		$(2,552,847)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,540,808	$13,746,398
Net realized gain (loss)	1,611,442	1,971,622
Change in net unrealized appreciation (depreciation)	(10,705,097)	8,488,786
Net increase (decrease) in net assets resulting from operations	(2,552,847)	24,206,806
Distributions to shareholders from net investment income	(6,539,137)	(13,738,825)
Distributions to shareholders from net realized gain	(1,034,482)	(1,974,339)
Total distributions	(7,573,619)	(15,713,164)
Share transactions
Proceeds from sales of shares	38,882,386	75,219,672
Reinvestment of distributions	4,855,042	10,400,543
Cost of shares redeemed	(49,177,019)	(66,225,341)
Net increase (decrease) in net assets resulting from share transactions	(5,439,591)	19,394,874
Total increase (decrease) in net assets	(15,566,057)	27,888,516
Net Assets
Beginning of period	480,404,863	452,516,347
End of period	$464,838,806	$480,404,863
Other Information
Distributions in excess of net investment income end of period	$(8,463)	$(10,134)
Shares
Sold	3,540,127	6,763,475
Issued in reinvestment of distributions	443,455	936,558
Redeemed	(4,486,224)	(5,964,420)
Net increase (decrease)	(502,642)	1,735,613

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Pennsylvania Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.18	$10.97	$11.31	$11.34	$10.77	$11.47
Income from Investment Operations
Net investment income (loss)A	.153	.328	.336	.358	.373	.370
Net realized and unrealized gain (loss)	(.216)	.257	(.291)	.013	.615	(.654)
Total from investment operations	(.063)	.585	.045	.371	.988	(.284)
Distributions from net investment income	(.153)	(.328)	(.336)	(.358)	(.373)	(.370)
Distributions from net realized gain	(.024)	(.047)	(.049)	(.043)	(.045)	(.046)
Total distributions	(.177)	(.375)	(.385)	(.401)	(.418)	(.416)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$10.94	$11.18	$10.97	$11.31	$11.34	$10.77
Total ReturnC,D	(.56)%	5.41%	.34%	3.33%	9.30%	(2.50)%
Ratios to Average Net AssetsE
Expenses before reductions	.49%F	.48%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.49%F	.48%	.49%	.49%	.49%	.49%
Expenses net of all reductions	.49%F	.48%	.49%	.49%	.49%	.49%
Net investment income (loss)	2.81%F	2.95%	2.95%	3.17%	3.35%	3.33%
Supplemental Data
Net assets, end of period (000 omitted)	$464,839	$480,405	$452,516	$468,086	$452,845	$404,493
Portfolio turnover rate	15%F	12%	18%	17%	12%	9%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Pennsylvania Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of June 30, 2018

Days	% of fund's investments 6/30/18
1 - 7	84.8
8 - 30	2.8
31 - 60	8.4
61 - 90	1.8
91 - 180	1.5
>180	0.7

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of June 30, 2018
Variable Rate Demand Notes (VRDNs)	23.8%
Tender Option Bond	49.9%
Other Municipal Security	15.9%
Investment Companies	10.0%
Net Other Assets (Liabilities)	0.4%

Current 7-Day Yield

6/30/18
Fidelity® Pennsylvania Municipal Money Market Fund	1.03%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Fidelity® Pennsylvania Municipal Money Market Fund

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 23.8%
	Principal Amount	Value
Alabama - 0.6%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.68% 7/6/18, VRDN (a)(b)	$800,000	$800,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.66% 7/6/18, VRDN (b)	300,000	300,000
West Jefferson Indl. Dev. Series 2008, 1.66% 7/6/18, VRDN (b)	500,000	500,000
		1,600,000
Arkansas - 0.9%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 1.68% 7/6/18, VRDN (a)(b)	200,000	200,000
Series 2002, 1.66% 7/6/18, VRDN (a)(b)	100,000	100,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 1.59% 7/6/18, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	2,000,000	2,000,000
		2,300,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 B, 1.58% 7/6/18, VRDN (a)(b)	100,000	100,000
Indiana - 0.4%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 1.6% 7/6/18, VRDN (a)(b)	400,000	400,000
Series 2003 B, 1.67% 7/6/18, VRDN (a)(b)	200,000	200,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.61% 7/6/18, VRDN (b)	200,000	200,000
Series I, 1.61% 7/6/18, VRDN (b)	100,000	100,000
		900,000
Louisiana - 0.3%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.63% 7/6/18, VRDN (b)	800,000	800,000
Series 2010 B1, 1.61% 7/6/18, VRDN (b)	100,000	100,000
		900,000
Nebraska - 0.2%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.68% 7/6/18, VRDN (a)(b)	400,000	400,000
North Carolina - 0.0%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.66% 7/6/18, VRDN (a)(b)	100,000	100,000
Pennsylvania - 20.9%
Allegheny County Indl. Dev. Auth. Rev. (Union Elec. Steel Co. Proj.) Series 1996 A, 1.55% 7/6/18, LOC PNC Bank NA, VRDN (a)(b)	4,120,000	4,120,000
Bucks County Indl. Dev. Auth. Rev. (Snowball Real Estate LP Proj.) 1.71% 7/6/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	780,000	780,000
Chester County Health & Ed. Auth. Rev. 1.56% 7/6/18, LOC Manufacturers & Traders Trust Co., VRDN (b)	3,235,000	3,235,000
Lancaster Indl. Dev. Auth. Rev.:
(Mennonite Home Proj.) 1.61% 7/6/18, LOC Manufacturers & Traders Trust Co., VRDN (b)	2,600,000	2,600,000
(Willow Valley Retirement Proj.) Series 2009 B, 1.51% 7/6/18, LOC PNC Bank NA, VRDN (b)	8,340,000	8,340,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Leidy's, Inc. Proj.) Series 1995 D7, 1.57% 7/6/18, LOC PNC Bank NA, VRDN (a)(b)	400,000	400,000
Series 2004 B, 1.59% 7/6/18, LOC PNC Bank NA, VRDN (b)	200,000	200,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (Keystone College Proj.) Series 2001 H5, 1.51% 7/6/18, LOC PNC Bank NA, VRDN (b)	4,275,000	4,275,000
Philadelphia Arpt. Rev.:
Series 2005 C1, 1.54% 7/6/18, LOC TD Banknorth, NA, VRDN (a)(b)	4,665,000	4,665,000
Series 2005 C2, 1.52% 7/6/18, LOC Royal Bank of Canada, VRDN (a)(b)	2,060,000	2,060,000
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People in Northeast, Inc. Proj.) Series 2006, 1.58% 7/6/18, LOC Citizens Bank of Pennsylvania, VRDN (b)	1,155,000	1,155,000
(The Franklin Institute Proj.) Series 2006, 1.55% 7/6/18, LOC Bank of America NA, VRDN (b)	2,950,000	2,950,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Fifth Series A2, 1.48% 7/6/18, LOC TD Banknorth, NA, VRDN (b)	4,100,000	4,100,000
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.) Series 2018 C, 1.61% 7/6/18, LOC Citizens Bank of Pennsylvania, VRDN (b)	2,700,000	2,700,000
FNMA Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 1.56% 7/6/18, LOC Fannie Mae, VRDN (b)	12,675,000	12,675,000
		54,255,000
West Virginia - 0.5%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.65% 7/6/18, VRDN (a)(b)	600,000	600,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.65% 7/6/18, VRDN (a)(b)	700,000	700,000
		1,300,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $61,855,000)		61,855,000

Tender Option Bond - 49.9%
Pennsylvania - 49.9%
Allegheny County Participating VRDN Series Floaters XM 06 63, 1.61% 7/6/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)	2,600,000	2,600,000
Allegheny County Sanitation Auth. Swr. Rev. Participating VRDN Series Floaters XM 00 82, 1.54% 7/6/18 (Liquidity Facility Barclays Bank PLC) (b)(c)	2,165,000	2,165,000
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	2,800,000	2,800,000
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Floaters XF 05 43, 1.54% 7/6/18 (Liquidity Facility Royal Bank of Canada) (b)(c)	4,000,000	4,000,000
Series Floaters XF 06 02, 1.54% 7/6/18 (Liquidity Facility Toronto-Dominion Bank) (b)(c)	4,695,000	4,695,000
Series Floaters XM 06 13, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	2,700,000	2,700,000
Series Putters 0047, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	4,605,000	4,605,000
Lancaster County Hosp. Auth. Health Ctr. Rev. Participating VRDN Series 16 ZF0383, 1.55% 7/6/18 (Liquidity Facility Toronto-Dominion Bank) (b)(c)	3,750,000	3,750,000
Northampton County Gen. Purp. College Rev. Participating VRDN:
Series Floaters XL 00 48, 1.54% 7/6/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)	3,400,000	3,400,000
Series Floaters ZM 05 17, SIFMA Municipal Swap Index + 0.030% 1.54% 7/6/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)	7,500,000	7,500,000
Pennsylvania Econ. Dev. Participating VRDN Series XM 0048, 1.61% 7/6/18 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)	5,153,500	5,153,500
Pennsylvania Econ. Dev. Fing. Auth. Rev. Participating VRDN Series Floaters 16 YX1028, 1.56% 7/6/18 (Liquidity Facility Barclays Bank PLC) (b)(c)	6,405,000	6,405,000
Pennsylvania Gen. Oblig. Participating VRDN:
Series 16 ZF0424, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	2,770,000	2,770,000
Series Floaters XF 24 54, 1.54% 7/6/18 (Liquidity Facility Barclays Bank PLC) (b)(c)	5,200,000	5,200,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds:
Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.68%, tender 10/1/18 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	4,000,000	4,000,000
Series WF 11 26C, SIFMA Municipal Swap Index + 0.280% 1.79%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)(e)	5,900,000	5,900,000
Participating VRDN:
Series Floaters XF 25 53, 1.52% 7/6/18 (Liquidity Facility Citibank NA) (b)(c)	2,740,000	2,740,000
Series Floaters XG 01 06, 1.53% 7/6/18 (Liquidity Facility Bank of America NA) (b)(c)	4,095,000	4,095,000
Series MS 3252, 1.54% 7/6/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)	5,840,000	5,840,000
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. Participating VRDN Series Putters 15 XM0010, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	5,035,000	5,035,000
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN:
Series Floaters E 101, 1.54% 7/6/18 (Liquidity Facility Royal Bank of Canada) (b)(c)	6,200,000	6,200,000
Series XX 10 44, 1.54% 7/6/18 (Liquidity Facility Barclays Bank PLC) (b)(c)	3,000,000	3,000,000
Philadelphia Auth. For Indl. Dev. Participating VRDN Series Putters 14 XM0005, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)	4,625,000	4,625,000
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. Participating VRDN Series 15 F0114, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	5,330,000	5,330,000
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series 2017, 1.54% 7/6/18 (Liquidity Facility Barclays Bank PLC) (b)(c)	3,160,000	3,160,000
Univ. of Pittsburgh Med. Ctr. Bonds Series RBC E53, SIFMA Municipal Swap Index + 0.200% 1.54%, tender 7/6/18 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)	18,880,000	18,880,000
Westmoreland County Muni. Auth. Muni. Svc. Rev. Participating VRDN Series Floaters YX 10 75, 1.54% 7/6/18 (Liquidity Facility Barclays Bank PLC) (b)(c)	2,800,000	2,800,000
TOTAL TENDER OPTION BOND
(Cost $129,348,500)		129,348,500

Other Municipal Security - 15.9%
Georgia - 0.7%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.61%, tender 10/1/18 (Liquidity Facility Royal Bank of Canada) (b)(e)	1,865,000	1,865,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 1.7% tender 7/17/18, CP mode	200,000	200,000
Massachusetts - 0.5%
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds Series 05, 1.68% tender 7/2/18 (Massachusetts Elec. Co. Guaranteed), CP mode (a)	900,000	900,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1992, 1.6% tender 8/10/18, CP mode	200,000	200,000
Series 92, 1.5% tender 7/9/18, CP mode	100,000	100,000
		1,200,000
New Hampshire - 0.5%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1990 B, 1.65% tender 8/9/18, CP mode	300,000	300,000
Series 90 A, 1.55% tender 7/9/18, CP mode (a)	300,000	300,000
Series A1, 1.35% tender 7/12/18, CP mode (a)	700,000	700,000
		1,300,000
Pennsylvania - 14.1%
Northampton County Gen. Purp. Auth. Hosp. Rev. Bonds (St Lukes Hosp. & Health Ntw Proj.) Series 2008 A:
5.375% 8/15/18 (Pre-Refunded to 8/15/18 @ 100)	2,830,000	2,843,275
5.5% 8/15/18 (Pre-Refunded to 8/15/18 @ 100)	5,460,000	5,487,607
5.5% 8/15/18 (Pre-Refunded to 8/15/18 @ 100)	7,450,000	7,486,103
Pennsylvania Gen. Oblig. Bonds:
Series 2009:
5% 7/1/18	6,095,000	6,095,000
5% 4/15/19	1,690,000	1,733,263
Series 2012, 5% 7/1/18	4,400,000	4,400,000
Series 2014, 5% 7/1/18	1,300,000	1,300,000
Series 2016, 5% 9/15/18	4,500,000	4,532,725
Philadelphia Arpt. Rev. Series B2, 1.75% 8/2/18, LOC PNC Bank NA, CP (a)	2,700,000	2,700,000
		36,577,973
TOTAL OTHER MUNICIPAL SECURITY
(Cost $41,142,973)		41,142,973
	Shares	Value

Investment Company - 10.0%
Fidelity Municipal Cash Central Fund, 1.15%(g)(h)
(Cost $26,008,477)	26,006,587	26,008,477
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $258,354,950)		258,354,950
NET OTHER ASSETS (LIABILITIES) - 0.4%		920,377
NET ASSETS - 100%		$259,275,327

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,700,000 or 4.9% of net assets.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,625,000 or 1.8% of net assets.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC)	1/18/18	$2,800,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.68%, tender 10/1/18 (Liquidity Facility Royal Bank of Canada)	7/1/16	$4,000,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series WF 11 26C, SIFMA Municipal Swap Index + 0.280% 1.79%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA)	8/11/16	$5,900,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$153,730
Total	$153,730

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Pennsylvania Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $232,346,473)	$232,346,473
Fidelity Central Funds (cost $26,008,477)	26,008,477
Total Investment in Securities (cost $258,354,950)		$258,354,950
Receivable for investments sold		81
Receivable for fund shares sold		35,630
Interest receivable		1,232,210
Distributions receivable from Fidelity Central Funds		26,087
Other receivables		26
Total assets		259,648,984
Liabilities
Payable to custodian bank	$3,902
Payable for fund shares redeemed	250,097
Distributions payable	10,551
Accrued management fee	109,107
Total liabilities		373,657
Net Assets		$259,275,327
Net Assets consist of:
Paid in capital		$259,285,509
Undistributed net investment income		272
Accumulated undistributed net realized gain (loss) on investments		(10,454)
Net Assets, for 259,032,611 shares outstanding		$259,275,327
Net Asset Value, offering price and redemption price per share ($259,275,327 ÷ 259,032,611 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Interest		$1,696,740
Income from Fidelity Central Funds		153,730
Total income		1,850,470
Expenses
Management fee	$676,940
Independent trustees' fees and expenses	589
Total expenses before reductions	677,529
Expense reductions	(23)
Total expenses after reductions		677,506
Net investment income (loss)		1,172,964
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(15,163)
Fidelity Central Funds	1,126
Total net realized gain (loss)		(14,037)
Net increase in net assets resulting from operations		$1,158,927

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,172,964	$1,276,381
Net realized gain (loss)	(14,037)	33,574
Net increase in net assets resulting from operations	1,158,927	1,309,955
Distributions to shareholders from net investment income	(1,172,693)	(1,276,467)
Distributions to shareholders from net realized gain	–	(28,975)
Total distributions	(1,172,693)	(1,305,442)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	20,027,024	36,618,519
Reinvestment of distributions	1,108,471	1,243,608
Cost of shares redeemed	(46,840,512)	(158,398,364)
Net increase (decrease) in net assets and shares resulting from share transactions	(25,705,017)	(120,536,237)
Total increase (decrease) in net assets	(25,718,783)	(120,531,724)
Net Assets
Beginning of period	284,994,110	405,525,834
End of period	$259,275,327	$284,994,110
Other Information
Undistributed net investment income end of period	$272	$1

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Pennsylvania Municipal Money Market Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.004	.004	.001	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.004	.004	.001	–A	–A	–A
Distributions from net investment income	(.004)	(.004)	(.001)	–A	–A	–A
Distributions from net realized gain	–	–A	–A	–A	–	–
Total distributions	(.004)	(.004)	(.001)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.43%	.40%	.09%	.01%	.01%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%F	.50%	.35%	.06%	.07%	.11%
Expenses net of all reductions	.50%F	.50%	.35%	.06%	.07%	.11%
Net investment income (loss)	.87%F	.38%	.07%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$259,275	$284,994	$405,526	$731,701	$760,467	$789,696

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018

1. Organization.

Fidelity Pennsylvania Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Pennsylvania Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Pennsylvania.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Pennsylvania Municipal Income Fund	$438,793,679	$10,084,506	$(3,781,227)	$6,303,279
Fidelity Pennsylvania Municipal Money Market Fund	258,354,950	–	–	–

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $33,679,256 and $56,799,834, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Income Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Money Market Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .50% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. Under the terms of the management fee contract, the investment adviser pays transfer agent fees on behalf of the Money Market Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the Income Fund's transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Pennsylvania Municipal Income Fund	.08%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Pennsylvania Municipal Income Fund	.03

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Pennsylvania Municipal Income Fund	$679

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Income Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

Custody expense reduction
Fidelity Pennsylvania Municipal Income Fund	$1,769

In addition, through an arrangement with the Money Market Fund's custodian, $23 of credits realized as a result of certain uninvested cash balances were used to reduce the Fund's management fee.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Pennsylvania Municipal Income Fund	$1,436

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
Fidelity Pennsylvania Municipal Income Fund	.49%
Actual		$1,000.00	$994.40	$2.42
Hypothetical-C		$1,000.00	$1,022.36	$2.46
Fidelity Pennsylvania Municipal Money Market Fund	.50%
Actual		$1,000.00	$1,004.30	$2.48
Hypothetical-C		$1,000.00	$1,022.32	$2.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

PFR-SANN-0818
1.705577.120

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Municipal Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 23, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 23, 2018